NICHOLAS-APPLEGATE-Registered Trademark-

MUTUAL FUNDS SEMI-ANNUAL REPORT




[PICTURE OF GLOBES]




INSTITUTIONAL PORTFOLIOS : SEPTEMBER 30, 1997

PERHAPS THE SIMPLEST WAY TO

UNDERSTAND THE NATURE OF

TODAY'S INVESTMENT CLIMATE IS

TO EXAMINE A GLOBE.




[PICTURE OF GLOBES]

                                                       [PICTURE OF A GLOBE]



A new era of exploration beckons as the 21st century approaches.

Opportunities for global investors are increasing dramatically as goods,

services, and capital cross international borders more freely than ever.


   At the forefront of discovery, Nicholas-Applegate remains poised to take advantage of opportunities in U.S. and international fixed income and equity markets. Global investing poses special considerations, such as currency and political risks, often not found in U.S. markets. At Nicholas-Applegate, we have the expertise, experience, and resources to address these risks.


   Applying our bottom-up equity approach globally, we look beneath the surface of investments to see their full potential. We pursue the same high standard for fixed income portfolos through careful analysis of diverse factors ranging from broad economic trends to issue-specific characteristics.


   Our philosophy is the cornerstone of our growing reputation as the global fund manager of choice.



THIS REPORT IS AUTHORIZED FOR DISTRIBUTION TO SHAREHOLDERS AND TO OTHERS WHEN PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS FOR
NICHOLAS-APPLEGATE MUTUAL FUNDS. DISTRIBUTOR: NICHOLAS-APPLEGATE SECURITIES.

TABLE OF CONTENTS
------------------------------------------------------------------------

                                                                           PAGE
Letter to Shareholders..................................................      1
Long-Term View of the Global Equity and Bond Markets....................      2
The Portfolios' Review and Outlook, Performance and the Funds' Schedules
 of Investments
  Mini Cap Growth.......................................................      3
  Emerging Growth.......................................................      8
  Core Growth...........................................................     16
  Large Cap Growth......................................................     20
  Value.................................................................     23
  Income & Growth.......................................................     27
  Balanced Growth.......................................................     32
  Emerging Countries....................................................     38
  International Small Cap Growth........................................     44
  International Core Growth.............................................     50
  Worldwide Growth......................................................     56
  Global Growth & Income................................................     62
  Fully Discretionary Fixed Income......................................     66
  Short-Intermediate Fixed Income.......................................     70
  Strategic Income......................................................     74
  High Yield Bond.......................................................     78
The Portfolios'
  Financial Highlights..................................................     82
  Statements of Assets and Liabilities..................................     84
  Statements of Operations..............................................     86
  Statements of Changes in Net Assets...................................     88
  Notes to the Financial Statements.....................................     94
Notes to the Funds' Financial Statements................................    109

------------
This report is authorized for distribution to shareholders and to others only when preceded or accompanied by a currently effective prospectus for Nicholas-Applegate Institutional Series Portfolios. Distributor: Nicholas-Applegate Securities.

LETTER TO SHAREHOLDERS
------------------------------------------------------------------------

DEAR FELLOW SHAREHOLDERS,

We are pleased to bring you the semi-annual report for the Nicholas-Applegate Mutual Funds in the six months ended September 30, 1997. During the period, equity markets around the world rallied to record levels, while fixed income markets benefited from the continuing trend of solid economic growth and disinflation in many parts of the world.

  In the United States, dynamic small- and mid-sized companies registered impressive gains during the period, outpacing larger-capitalization shares. The Russell 2000 Index advanced 33.5% versus 26.2% for the larger-cap S&P 500 Index. Given the robust earnings growth prevalent among smaller caps, we believe they should continue to attract greater recognition.

  On the international front, the MSCI World Index gained 18.3%. The economies of many European nations were restrained by fiscal policies designed to help them meet European Monetary Union criteria. Encouraged by lower interest rates resulting from these requirements, investors bid many stock prices higher.

  In our Emerging Countries Fund, we maintained an overweighted position in Latin America relative to the MSCI Emerging Markets Free (EMF) Index as we continued to identify stocks meeting our investment criteria, and those benefiting from vigorous economic growth in the region.

  Prior to and after the currency market turmoil in South East Asia, our Emerging Countries Fund was underweighted in the region relative to the MSCI EMF Index, since few stocks measured up to our investment standards.

  Our International Small Cap and International Core Growth Funds had no exposure to the countries hardest hit by the crisis.

  Returns for our fixed income investments were enhanced through sector and security selection in domestic and international markets, amid the favorable environment of low interest rates and continued economic growth worldwide.

  Further broadening our fund offerings, we recently introduced the Nicholas-Applegate Global Blue Chip Fund and the Nicholas-Applegate Emerging Markets Bond Fund. These strategies complement our existing family of U.S. and international funds and provide new avenues for diversification and appreciation potential.

  Going forward, we remain optimistic in our outlook for worldwide growth investing. With the goal of helping you find the most promising investments around the world, we have further enhanced our research capabilities and expanded our regional coverage of the world's markets through additional offices in San Francisco, Hong Kong, Singapore, and London.

  We look forward to another fruitful year ahead, as we remain confident that the consistent application of our investment philosophy will reward our shareholders with long-term appreciation.

Sincerely,

/s/ JOHN D. WYLIE

John D. Wylie
President

Nicholas-Applegate Mutual Funds

--------------------------------------------------------------------------------

LONG-TERM VIEW OF GLOBAL EQUITY AND BOND MARKETS
------------------------------------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                THE GROWTH OF $1.00 INVESTED AT YEAR-END
                                       1969 THROUGH DECEMBER 1996
           DEC 1969                               $1.00                            $1.00                  $1.00
Dec 1970                                                      1.121059215               1.0549164           0.825661484
Dec 1971                                                      1.269371876               1.0903471           0.961892527
Dec 1972                                                      1.341548263               1.1275496           1.004544102
Dec 1973                                                      1.326700092                1.226754           0.694095606
Dec 1974                                                      1.384471488                1.376446           0.555657342
Dec 1975                                                      1.511786318               1.4729922           0.849132107
Dec 1976                                                      1.765084762               1.5438525            1.33634258
Dec 1977                                                      1.752937265                 1.64837           1.675467221
Dec 1978                                                      1.732297675               1.7971741           2.068551129
Dec 1979                                                      1.710920777               2.0363232           2.967633147
Dec 1980                                                      1.643397054               2.2887604           4.150984033
Dec 1981                                                       1.67392721               2.4933678           4.727097865
Dec 1982                                                      2.349546704                2.589908           6.050934266
Dec 1983                                                      2.364859959               2.6882263           8.451243074
Dec 1984                                                      2.730867828               2.7945158           7.887625237
Dec 1985                                                      3.576530396               2.8998879           9.832862666
Dec 1986                                                      4.453883483               2.9326524           10.50654155
Dec 1987                                                      4.333002093               3.0619682           9.529705152
Dec 1988                                                      4.752133652               3.1972889           11.70955501
Dec 1989                                                      5.612965247               3.3458762           12.90143612
Dec 1990                                                       5.95998744               3.5501842           10.11974905
Dec 1991                                                       7.11022832               3.6589726           14.63662624
Dec 1992                                                      7.682876394               3.7651067           18.05418764
Dec 1993                                                      9.084266831               3.8685871           21.84168912
Dec 1994                                                      8.378384135               3.9720702           22.52000493
Dec 1995                                                       11.0316799               4.0728976            30.2804398
Dec 1996                                                            10.93                    4.21                 35.62
Long-Term Government Bonds                                      Inflation     Small Company Stock  International Stocks
Source: Ibbotson Associates

           DEC 1969                     $1.00               $1.00
Dec 1970                                   0.894879897    1.040065616
Dec 1971                                   1.174150171    1.188927419
Dec 1972                                   1.615611805    1.414539684
Dec 1973                                   1.386730661     1.20715054
Dec 1974                                   1.079598462    0.887643365
Dec 1975                                   1.480157725    1.217873832
Dec 1976                                   1.535504278    1.508253479
Dec 1977                                   1.833772011    1.399900469
Dec 1978                                   2.462774507    1.491736529
Dec 1979                                   2.615043053    1.766805621
Dec 1980                                   3.253885817    2.339593716
Dec 1981                                   3.220297086    2.224747404
Dec 1982                                   3.192647959    2.701053085
Dec 1983                                   3.978387612    3.309163144
Dec 1984                                   4.291261194    3.516525973
Dec 1985                                   6.725433675    4.647371699
Dec 1986                                   11.42914677    5.505765733
Dec 1987                                   14.27881017    5.793758911
Dec 1988                                   18.36070287    6.767648768
Dec 1989                                   20.34295824    8.898838582
Dec 1990                                    15.6249679    8.616507619
Dec 1991                                    17.5769639    11.24880574
Dec 1992                                   15.49396734    12.11161228
Dec 1993                                   20.59845037    13.32153781
Dec 1994                                   22.25896356    13.49568968
Dec 1995                                   24.83012571    18.54706335
Dec 1996                                         26.41          22.83
Long-Term Government Bonds         Large Company Stock
Source: Ibbotson Associates

IBBOTSON ASSOCIATES GROWTH OF $1.00 CHART

SMALL COMPANY STOCK

    Small Company Stocks data represents the smallest one-fifth of NYSE stocks from 1/1/26 through 12/31/81 and Dimensional Fund Advisors ("DFA") Small Company Fund thereafter, with all income dividends and capital gains distributions, if any, reinvested.

LARGE COMPANY STOCK

    Large Company Stocks data represents the Standard & Poor's 500 Index which contains 500 industrial, transportation, utility and financial companies regarded as generally representative of the U.S. stock market.

LONG-TERM GOVERNMENT BONDS

    Long Term Government Bond data is based on a one bond portfolio whose rolling approximate maturity is twenty years.

INTERNATIONAL STOCK

    International stock data represents the MSCI EAFE Index. The Index is considered to be a generally accepted benchmark for major overseas markets.

TREASURY BILLS

    Treasury bill data is measured by a portfolio having a minimum maturity of one month.

INFLATION

    The Consumer Price Index is a measure of change in consumer prices as determined by a monthly survey of the U.S. Bureau of Labor Statistics. Many pension and employment contracts are tied to changes in consumer prices, as protection against inflation and reduced purchasing power.

  Each equity and bond index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing (except for the DFA Small Company Fund's returns which are net of transaction costs). All results are historical.

  Past performance is no guarantee of future performance of any index or Nicholas-Applegate Mutual Funds.

--------------------------------------------------------------------------------

MINI CAP GROWTH FUND
INSTITUTIONAL PORTFOLIO
------------------------------------------------------------------------

                                MANAGEMENT TEAM

                              Catherine Somhegyi,
                       Partner, Chief Investment Officer,
                            Global Equity Management
                              Thomas E. Bleakley,
                               Portfolio Manager
                             Ronald J. Krystyniak,
                               Portfolio Manager
                                John C. McCraw,
                               Portfolio Manager

  GOAL: The Nicholas-Applegate Mini Cap Growth Fund seeks to maximize long-term capital appreciation by investing primarily in U.S. companies with less than $100 million in market capitalization.

  REVIEW AND OUTLOOK: Benefiting from the resurgence in smaller-cap stocks, our Mini Cap Growth Fund delivered outstanding gains from April 1 to September 30, 1997. The Fund rose 58.7% during the period, outperforming the Russell 2000 Growth Index, which was up 37.4%.

  Small-capitalization growth stocks enjoyed a sustained upturn in the first six months of the Fund's fiscal year, amid a backdrop of favorable economic factors -- such as a continued moderate economic expansion, subdued inflation, and a strong dollar -- which often bode well for small stocks. Unlike larger companies with overseas operations, small-cap stocks are not as susceptible to currency fluctuations.

  After trailing larger-capitalization issues last spring, the small-cap segment of the market regained investor recognition starting in May. Compelling valuation levels relative to large caps and superior earnings growth created greater demand for small stocks.

  As a result of our bottom-up approach, the Fund increased its weighting in the technology, commercial/industrial, and energy sectors during the six-month period.

  The Fund continues to invest in companies with exceptional earnings growth, and those adapting successfully to a changing favorable economic environment. One example is Remedy Temp, a full service staffing company with expertise in a wide range of areas including clerical, office automation, customer service, and accounting. The company's prospects remain bright, as strong employment demand and the economy's enduring strength are seen positively impacting Remedy's bottom line.

  Aavid Thermal Technologies, Inc., a leading provider of thermal engineering and management solutions, was another solid performer within the Fund. Aavid has successfully established itself as an authority in thermal design across a variety of markets, from computers and peripherals to power supplies and motor controls.

  Going forward, we remain optimistic about the prospects for mini cap stocks, as they continue to offer a source of attractive investment opportunities. As of September 30, 1997, the median earnings growth rate for holdings in the Mini Cap Growth Fund was 42.1%, versus 20.6% for the Russell 2000 Growth Index.

                            REPRESENTATIVE HOLDINGS

                           Aavid Thermal Technologies
                            Applied Voice Technology
                                    Ashworth
                            Atlantic Coast Airlines
                               Basin Exploration
                              Cornell Corrections
                               Hanger Orthopedic
                         Healthcare Financial Partners
                                     Omtool
                                   RemedyTemp

--------------------------------------------------------------------------------

MINI CAP GROWTH INSTITUTIONAL PORTFOLIO
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN NICHOLAS-APPLEGATE MINI CAP GROWTH INSTITUTIONAL PORTFOLIO WITH THE RUSSELL 2000 GROWTH INDEX.

                                                                       SINCE
 1 YEAR                    ANNUALIZED TOTAL RETURNS                  INCEPTION
 45.38%                         As of 09/30/97                        39.54%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              MINI CAP GROWTH     RUSSELL 2000
               INSTITUTIONAL         GROWTH
                 PORTFOLIO           INDEX
12-Jul-95          $ 250,000.00    $ 250,000.00
30-Sep-95            275,600.01      268,240.42
31-Dec-95            287,000.01      272,246.38
31-Mar-96            317,000.01      287,884.97
30-Jun-96            371,600.02      304,705.45
30-Sep-96            359,600.00      302,100.16
31-Dec-96            369,458.15      302,909.82
31-Mar-97            329,371.54      270,930.45
30-Jun-97            408,924.88      318,478.57
30-Sep-97            522,779.15      372,345.50

This graph compares a $250,000 investment in the Mini Cap Growth Institutional Portfolio with the Russell 2000 Growth Index, on a cumulative and average annual total return basis. All return calculations reflect the reinvestment of income dividends and capital gains distributions, if any, as well as all fees and expenses.

The total returns for the Portfolio reflect the fact that fees and expenses in excess of certain expense limits specified in the investment management agreement have been deferred by Nicholas-Applegate Capital Management. Total return results would have been lower had there been no deferral of fees and expenses in excess of expense limitations.

The Russell 2000 Growth Index is an unmanaged index containing those securities in the Russell 2000 Index with a greater-than-average growth orientation. Companies in this index generally have higher price-to-book and price-earnings ratios. The Russell 2000 Index is an unmanaged index and is a widely regarded small-cap index of the 2,000 smallest securities in the Russell 3000 Index which comprises the 3,000 largest U.S. securities as determined by total market capitalization.

Index returns reflect the reinvestment of income dividends and capital gains distributions, if any, but do not reflect fees, brokerage commissions, or other expenses of investing.

Past performance is no guarantee of future performance. Investment return and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1997 (UNAUDITED)
------------------------------------------------------------------------
MINI-CAP GROWTH FUND

                                                 NUMBER
                                                OF SHARES        VALUE
--------------------------------------------------------------------------
COMMON STOCKS -- 94.0%
--------------------------------------------------------------------------
AIRLINES -- 1.6%
  Atlantic Coast Airlines, Inc.*.............       31,700   $     681,550
  Mesaba Holdings, Inc.*.....................       47,300         978,519
                                                             -------------
                                                                 1,660,069
                                                             -------------
APPAREL -- 2.6%
  Ashworth, Inc.*............................       54,300         556,575
  Cutter & Buck, Inc.*.......................       32,000         660,000
  Genesco, Inc.*.............................       56,500         826,312
  Rocky Shoes & Boots, Inc.*.................       33,000         596,062
                                                             -------------
                                                                 2,638,949
                                                             -------------
BIOTECHNOLOGY -- 0.5%
  Arqule, Inc.*..............................       26,400         554,400
                                                             -------------
BUILDING MATERIALS -- 0.6%
  Brunswick Technologies, Inc.*..............       36,500         584,000
                                                             -------------
CATALOG/OUTLET STORES -- 0.4%
  DM Management Co.*.........................       32,200         446,775
                                                             -------------
CLOTHING CHAINS -- 2.6%
  Buckle, Inc.*..............................       57,600       1,404,000
  Pacific Sunwear of California, Inc.*.......       15,400         631,400
  Paul Harris Stores, Inc.*..................       24,600         679,575
                                                             -------------
                                                                 2,714,975
                                                             -------------
COMPUTER/OFFICE AUTOMATION -- 2.6%
  Apex PC Solutions, Inc.*...................       35,200       1,333,200
  Qlogic Corp.*..............................       32,800       1,373,500
                                                             -------------
                                                                 2,706,700
                                                             -------------
CONTRACT DRILLING -- 4.5%
  Patterson Energy, Inc.*....................       28,900       1,513,638
  Unit Corp.*................................       53,800         823,812
  UTI Energy Corp.*..........................       55,500       2,292,844
                                                             -------------
                                                                 4,630,294
                                                             -------------
DRUGS/PHARMACEUTICALS -- 0.6%
  Inhale Therapeutic Systems Co.*............       18,300         574,162
                                                             -------------
ELECTRONIC DATA PROCESS -- 0.6%
  Analytical Surveys, Inc.*..................       18,000         411,750
  TSI International Software, Inc.*..........       14,300         189,475
                                                             -------------
                                                                   601,225
                                                             -------------
ELECTRONIC INSTRUMENTS/DIVERSIFIED -- 3.5%
  Datum, Inc.*...............................       13,000         593,125
  Electromagnetic Sciences, Inc.*............       27,100         765,575
  Lecroy Corp.*..............................       29,700       1,314,225
  Molecular Dynamics, Inc.*..................       33,600         907,200
                                                             -------------
                                                                 3,580,125
                                                             -------------
ENTERTAINMENT -- 1.5%
  Cinar Films, Inc.*.........................       25,900         987,437
  Trans World Entertainment Corp.*...........       20,200         550,450
                                                             -------------
                                                                 1,537,887
                                                             -------------

                                                 NUMBER
                                                OF SHARES        VALUE
--------------------------------------------------------------------------
ENVIRONMENTAL SERVICES -- 1.3%
  American Disposal Services, Inc.*..........       22,900   $     715,625
  Superior Services, Inc.*...................       22,300         635,550
                                                             -------------
                                                                 1,351,175
                                                             -------------
FINANCE COMPANIES -- 1.4%
  Consumer Portfolio Services, Inc.*.........       42,200         706,850
  Jackson Hewitt, Inc.*......................        7,000         267,750
  Southwest Securities Group, Inc............       21,280         489,440
                                                             -------------
                                                                 1,464,040
                                                             -------------
FINANCIAL SERVICES -- 1.0%
  NCO Group, Inc.*...........................       26,700         987,900
                                                             -------------
FOOD CHAINS -- 0.1%
  Wild Oats Markets, Inc.*...................        1,000          29,875
                                                             -------------
GROCERY PRODUCTS -- 0.2%
  Grist Mill Co.*............................       23,600         224,200
                                                             -------------
HOME FURNISHINGS -- 0.6%
  Stanley Furniture, Inc.*...................       23,500         628,625
                                                             -------------
INDUSTRIAL ENGINEER/CONSTRUCTION -- 0.5%
  Hospitality Worldwide Services*............       38,800         509,250
                                                             -------------
INTEGRATED OIL COMPANIES -- 0.3%
  Dawson Geophysical Co.*....................       14,500         349,812
                                                             -------------
LEISURE/GAMING -- 0.4%
  Video Lottery Technologies, Inc.*..........       43,200         421,200
                                                             -------------
MACHINERY/EQUIPMENT -- 2.7%
  Barringer Technologies, Inc.*..............       31,800         337,875
  Gardner Denver, Inc.*......................       39,800       1,340,762
  Gehl Co.*..................................       31,700         709,287
  Tegal Corp.*...............................       27,500         226,875
  Thermedics Detection, Inc.*................       15,400         175,175
                                                             -------------
                                                                 2,789,974
                                                             -------------
MEDICAL SPECIALTIES -- 3.0%
  Hanger Orthopedic Group, Inc.*.............       53,500         799,156
  Impath, Inc.*..............................       15,900         465,075
  Medical Resource, Inc.*....................       62,800       1,216,750
  Osteotech, Inc.*...........................       31,500         633,937
                                                             -------------
                                                                 3,114,918
                                                             -------------
MEDICAL SUPPLIES -- 1.5%
  Calypte Biomedical Corp.*..................       33,400         233,800
  Capstone Pharmaceutical Corp.*.............       47,931         578,168
  Penederm, Inc.*............................       34,500         470,062
  Vision Twenty-One, Inc.*...................       21,200         286,200
                                                             -------------
                                                                 1,568,230
                                                             -------------
MEDICAL/NURSING/HEALTH SERVICES -- 2.3%
  Assisted Living Concepts, Inc.*............       38,700         619,200
  Diagnostic Health Services, Inc.*..........       44,400         671,550
  Hooper Holmes, Inc.........................       52,900         644,719
  PMR Corp.*.................................       18,900         420,525
                                                             -------------
                                                                 2,355,994
                                                             -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MINI-CAP GROWTH FUND

                                                 NUMBER
                                                OF SHARES        VALUE
--------------------------------------------------------------------------

COMMON STOCKS (Continued)
---------------------------------------------------------

MILITARY DEFENSE TECHNOLOGY -- 0.3%
  Aeroflex, Inc.*............................       33,500   $     339,187
                                                             -------------
OIL/GAS PRODUCTION -- 2.2%
  Abraxas Pete Corp.*........................       37,000         536,500
  Basin Exploration, Inc.*...................       27,600         462,300
  Carrizo Oil & Gas Co.*.....................       34,800         522,000
  Key Production, Inc.*......................       55,500         721,500
                                                             -------------
                                                                 2,242,300
                                                             -------------
OILFIELD SERVICES/EQUIPMENT -- 4.6%
  Hvide Marine, Inc.*........................       41,800       1,337,600
  Key Energy Group, Inc.*....................       38,300       1,247,144
  Maverick Tube Corp.*.......................       24,600       1,014,750
  Mitcham Industries, Inc.*..................       29,000         612,625
  Superior Energy Services Inc.*.............       54,600         505,050
                                                             -------------
                                                                 4,717,169
                                                             -------------
OTHER COMMERCIAL/INDUSTRIAL SERVICES -- 9.1%
  A Consulting Team, Inc.*...................       18,700         224,400
  Cornell Corrections, Inc.*.................       14,300         225,225
  Data Processing Resources Corp.*...........       28,600         715,000
  Ecsoft Group, Inc.*........................       31,100         548,138
  Fine Host Corp.*...........................       35,400       1,371,750
  Hall Kinion & Associates, Inc.*............        8,400         177,450
  International Total Service................       44,700         681,675
  Kellstrom Industries, Inc.*................       37,700         777,562
  Lamalie Assocs, Inc.*......................       35,500         745,500
  Palex, Inc.*...............................       17,900         275,213
  Pro Business Service*......................       29,300         560,363
  Remedytemp, Inc.*..........................       30,100         707,350
  SOS Staffing Services, Inc.................       67,700       1,252,450
  Vestcom International, Inc.*...............       33,300         666,000
  Warrantech Corp.*..........................       36,000         409,500
                                                             -------------
                                                                 9,337,576
                                                             -------------
OTHER CONSUMER DURABLES -- 0.9%
  Movado Group, Inc..........................       43,425         890,212
                                                             -------------
OTHER CONSUMER NON-DURABLES -- 0.5%
  Drypers Corp.*.............................       59,900         475,456
                                                             -------------
OTHER CONSUMER SERVICES -- 1.2%
  Bally Total Fitness Holding Corp.*.........       45,200         779,700
  Childrens Comprehensive Services, Inc.*....       23,400         503,100
                                                             -------------
                                                                 1,282,800
                                                             -------------
OTHER FINANCIAL SERVICES -- 0.7%
  Healthcare Financial Partners, Inc.*.......       21,800         673,075
                                                             -------------
OTHER HEALTH SERVICES -- 2.5%
  Medquist, Inc.*............................       68,200       1,594,175
  Sterigenics International, Inc.*...........       28,200         493,500
  Orthalliance, Inc.*........................       29,300         432,175
                                                             -------------
                                                                 2,519,850
                                                             -------------
OTHER PRODUCERS/MANUFACTURING -- 0.9%
  Atchison Casting Corp.*....................       18,900         401,625
                                                 NUMBER
                                                OF SHARES        VALUE
--------------------------------------------------------------------------

OTHER PRODUCERS/MANUFACTURING (CONTINUED)

  Shelby Williams Industries, Inc............       26,700   $     528,994
                                                             -------------
                                                                   930,619
                                                             -------------
OTHER RETAIL TRADE -- 1.3%
  Fred's, Inc................................       34,300         711,725
  RDO Equipment Co.*.........................       28,200         648,600
                                                             -------------
                                                                 1,360,325
                                                             -------------
OTHER TECHNOLOGY -- 0.6%
  Xionics Document Technologies, Inc.*.......       36,400         632,450
                                                             -------------
PAPER -- 0.9%
  Fibermark, Inc.*...........................       42,950         893,897
                                                             -------------
REAL ESTATE DEVELOPMENT -- 0.5%
  Grubb & Ellis Co.*.........................       33,400         486,388
                                                             -------------
RECREATION PRODUCTS/SERVICES -- 0.4%
  The First Years, Inc.*.....................       15,500         437,875
                                                             -------------
REGIONAL/COMMERICAL BANKS -- 0.7%
  Sterling Bancorp Co........................       33,500         762,125
                                                             -------------
RENTAL/LEASING COMPANIES -- 1.2%
  Rent Way, Inc.*............................       59,000       1,246,375
                                                             -------------
RESTAURANTS -- 0.7%
  Logan's Roadhouse, Inc.*...................       17,600         457,600
  Sizzler International, Inc.*...............       78,500         289,469
                                                             -------------
                                                                   747,069
                                                             -------------
RETAIL TRADE -- 0.1%
  Wilmar Industries, Inc.....................        1,000          27,000
                                                             -------------
SAVINGS & LOAN ASSOCIATIONS -- 0.8%
  SIS Bancorp, Inc...........................       23,300         809,675
                                                             -------------
SEMICONDUCTORS/ELECTRONIC COMPONENTS -- 5.9%
  Aavid Thermal Technologies, Inc.*..........       12,800         385,600
  Align-Rite International, Inc.*............       23,000         549,125
  Applied Science & Technology, Inc.*........       33,700         720,337
  C.P. Clare Corp.*..........................       39,300         776,175
  Eftc Corp.*................................        2,400          34,350
  JPM Co.*...................................       16,300         393,238
  Microsemi Corp.*...........................       43,900         757,275
  Nanometrics Inc.*..........................       25,900         323,750
  RF Monolithics, Inc.*......................       23,300         588,325
  Semtech Corp.*.............................       12,900         891,713
  STB Systems, Inc.*.........................       18,800         686,200
                                                             -------------
                                                                 6,106,088
                                                             -------------
SOAPS/COSMETICS -- 1.2%
  Carson, Inc. Class A*......................       37,900         409,794
  Chattem, Inc.*.............................       20,300         355,250
  French Fragrances, Inc.*...................       40,600         474,513
                                                             -------------
                                                                 1,239,557
                                                             -------------
SOFTWARE -- 5.0%
  Credit Management Solutions, Inc.*.........       11,400         208,050
  Engineering Animation, Inc.*...............       19,700         751,063

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                 NUMBER
                                                OF SHARES        VALUE
--------------------------------------------------------------------------

COMMON STOCKS (Continued)
---------------------------------------------------------
SOFTWARE (CONTINUED)

  Iteq, Inc.*................................       69,100   $     963,081
  Omtool, Ltd.*..............................       45,300         605,888
  Peerless Systems Corp.*....................       35,700         499,800
  Simulation Sciences, Inc.*.................       63,400       1,248,188
  Tecnomatix Technologies Ltd.*..............       22,000         841,500
                                                             -------------
                                                                 5,117,570
                                                             -------------
SPECIALTY CHAINS -- 1.2%
  Finlay Enterprises, Inc.*..................       20,200         388,850
  Funco, Inc.*...............................       15,600         312,000
  Party City Corp.*..........................        4,500         118,125
  Shoe Carnival, Inc.*.......................       44,200         397,800
                                                             -------------
                                                                 1,216,775
                                                             -------------
TELECOMMUNICATIONS EQUIPMENT -- 7.0%
  ACE*COMM Corp.*............................       27,100         589,425
  Applied Voice Technology, Inc.*............       31,600         904,550
  Intelect Communications....................       40,200         457,275
  Microwave Power Devices, Inc.*.............       53,100         471,263
  NACT Telecommunications, Inc.*.............       38,600         610,363
  Remec, Inc.*...............................       29,100       1,062,150
  Spectrain Corp.............................       15,400         987,525
  Tollgrade Communications, Inc.*............       34,950         821,325
  World Access, Inc.*........................       38,600       1,254,500
                                                             -------------
                                                                 7,158,376
                                                             -------------
TEXTILES -- 1.2%
  Dyersburg Corp.............................       31,200         374,400
  Quaker Fabric Corp.*.......................       36,100         816,762
                                                             -------------
                                                                 1,191,162
                                                             -------------
TOBACCO PRODUCTS -- 0.6%
  General Cigar Holdings, Inc.*..............       22,900         661,238
                                                             -------------
                                                 NUMBER
                                                OF SHARES        VALUE
--------------------------------------------------------------------------
TRUCKING -- 2.6%
  Hub Group Inc.*............................       11,500   $     426,937
  MS Carriers, Inc.*.........................       22,000         585,750
  Simon Transportation Services, Inc.*.......       15,600         368,550
  Smithway Motor Xpress Corp.*...............       20,600         288,400
  U S Xpress Enterprises, Inc.*..............       51,200       1,024,000
                                                             -------------
                                                                 2,693,637
                                                             -------------
WHOLESALE DISTRIBUTION -- 2.3%
  Anicom, Inc.*..............................       98,300       1,646,525
  Home Products International, Inc.*.........       45,400         663,975
                                                             -------------
                                                                 2,310,500
                                                             -------------
TOTAL COMMON STOCKS
  (Cost $68,754,447).........................                   96,531,080
                                                             -------------

                                                 PRINCIPAL
                                                    AMOUNT
--------------------------------------------------------------------------
COMMERCIAL PAPER -- 5.5%
--------------------------------------------------------------------------
  Associates Corp. of North America
    6.370%, 10/01/1997.......................  $   584,000         584,000
  J.P. Morgan & Co., Inc.
    6.250%, 10/01/1997.......................    5,051,000       5,051,000
                                                             -------------
TOTAL COMMERCIAL PAPER
  (Cost $5,635,000)..........................                    5,635,000
                                                             -------------
TOTAL INVESTMENTS -- 99.5%
  (Cost $74,389,447)......................................     102,166,080
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%.............         465,441
                                                             -------------
NET ASSETS -- 100.0%......................................   $ 102,631,521
                                                             -------------

---------------
* Non-Income Producing Security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

EMERGING GROWTH FUND
INSTITUTIONAL PORTFOLIO
------------------------------------------------------------------------

                                MANAGEMENT TEAM

                              Catherine Somhegyi,
                       Partner, Chief Investment Officer,
                            Global Equity Management
                              Thomas E. Bleakley,
                               Portfolio Manager
                             Ronald J. Krystyniak,
                               Portfolio Manager
                                John C. McCraw,
                               Portfolio Manager

  GOAL: The Nicholas-Applegate Emerging Growth Fund seeks to maximize long-term capital appreciation through investment primarily in U.S. equity securities of companies with market capitalizations below $500 million.

  REVIEW AND OUTLOOK: Smaller-cap growth stocks turned in impressive returns during the period April 1 through September 30, 1997. Marking a reversal from their performance last spring when they significantly trailed larger-capitalized stocks, small caps bounced back with a vengeance in May and June, continuing their upward trek in the succeeding months.

  For the six-month period ending September 30, the Nicholas-Applegate Emerging Growth Fund climbed 46.3%, outpacing the Russell 2000 Growth Index, which was up 37.4%.

  Key factors positively impacting performance included superior earnings growth and greater investor recognition of compelling valuation levels among the Fund's holdings relative to large caps. Expectations that earnings acceleration for many larger-cap stocks would slow also benefited small caps.

  Exceptional stock selection in the technology, financial services, and energy sectors positively impacted returns.

  Maverick Tube Corporation, a manufacturer of tubular products used in the energy industry, was among the best-performing stocks in the Fund. The company specializes in the manufacture of products for drilling, production, and transportation applications in the energy industry, as well as industrial tubing products used in various industrial applications.

  Cost Plus, a leading specialty retailer of casual home living products, was also a strong performer during the period. The company benefits from its focus on selling competitively-priced goods, showcasing a wide array of products from around the world. Cost Plus is expected to post significant earnings growth through the continued expansion of its West Coast and East Coast stores. In 1996, total sales increased 17% while earnings per share rose 50%.

  The Emerging Growth Fund retains solid fundamentals. The projected median earnings growth rate for the Fund's holdings as of September 30 was 39.7% versus 20.6% for the Russell 2000 Growth index.

  Going forward, we believe investors will continue to focus on stocks offering consistent earnings strength.

  In this light, our Emerging Growth portfolio is poised to benefit from its smaller-cap orientation, and better-than-benchmark earnings growth rates.

                            REPRESENTATIVE HOLDINGS

                               American Disposal
                                     Arqule
                            Assisted Living Concepts
                                   Cost Plus
                               Digital Microwave
                                   Harbinger
                                 Maverick Tube
                           Personnel Group of America
                                Rainforest Cafe
                              Southern Electronics

--------------------------------------------------------------------------------

EMERGING GROWTH INSTITUTIONAL PORTFOLIO
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN NICHOLAS-APPLEGATE EMERGING GROWTH INSTITUTIONAL PORTFOLIO WITH THE RUSSELL 2000 GROWTH INDEX.

                          ANNUALIZED TOTAL RETURNS
                               As of 09/30/97
 1 YEAR                           5 YEARS                          10 YEARS
 22.67%                            22.05%                           16.03%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               EMERGING GROWTH     RUSSELL 2000
                INSTITUTIONAL         GROWTH
                  PORTFOLIO           INDEX
31-Jul-85           $ 250,000.00    $ 250,000.00
31-Dec-85             278,462.87      267,425.23
31-Dec-86             296,384.82      277,003.83
31-Dec-87             285,176.66      247,983.84
31-Dec-88             362,320.08      298,502.11
31-Dec-89             462,329.11      358,702.16
31-Dec-90             423,895.60      296,251.12
31-Dec-91             662,269.68      447,892.55
31-Dec-92             746,967.57      482,694.30
31-Dec-93             867,187.07      547,181.64
31-Dec-94             836,745.77      533,874.94
31-Dec-95           1,137,100.86      699,699.05
31-Dec-96           1,351,841.01      778,506.99
30-Sep-97           1,690,323.66      956,963.29

This graph compares a $250,000 investment in the Emerging Growth Institutional Portfolio with the Russell 2000 Growth Index, on a cumulative and average annual total return basis. All return calculations reflect the reinvestment of income dividends and capital gains distributions, if any, as well as all fees and expenses. Performance results reflect the total returns of a predecessor limited partnership and a pooled trust managed by Nicholas-Applegate Capital Management prior to the effective date of the Portfolio's registration statement which was 10/1/93. Limited partnership/pooled trust returns are restated to reflect all fees and expenses applicable to the Portfolio and share class. If the limited partnership and pooled trust had been registered as investment companies under the federal securities laws, their performance might have been adversely affected because of the additional restrictions applicable to registered investment companies.

The total returns for the Portfolio reflect the fact that fees and expenses in excess of certain expense limits specified in the investment management agreement have been deferred by Nicholas-Applegate Capital Management. Total return results would have been lower had there been no deferral of fees and expenses in excess of expense limitations.

The Russell 2000 Growth Index is an unmanaged index containing those securities in the Russell 2000 Index with a greater-than-average growth orientation. Companies in this index generally have higher price-to-book and price-earnings ratios. The Russell 2000 Index is an unmanaged index and is a widely regarded small-cap index of the 2,000 smallest securities in the Russell 3000 Index which comprises the 3,000 largest U.S. securities as determined by total market capitalization.

The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

Past performance is no guarantee of future performance. Investment return and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1997 (UNAUDITED)
------------------------------------------------------------------------
EMERGING GROWTH FUND

                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------
COMMON STOCKS -- 96.3%
----------------------------------------------------------------------------
ADVERTISING -- 0.1%
  Abacus Direct Corp.*.......................       29,000      $    931,625
                                                                ------------
AEROSPACE -- 0.4%
  AAR Corp...................................       68,800         2,296,200
  Doncasters PLC Sponsored ADR*..............       34,800         1,044,000
                                                                ------------
                                                                   3,340,200
                                                                ------------
AGRICULTURE -- 0.7%
  Dekalb Genetics Corp. Class B..............      125,200         5,555,750
                                                                ------------
AIR FREIGHT/SHIPPING -- 0.9%
  Airnet Systems, Inc.*......................       37,100           895,037
  Circle International Group, Inc............       44,100         1,311,975
  Expeditors International Of Washington,
    Inc......................................      116,500         4,878,437
                                                                ------------
                                                                   7,085,449
                                                                ------------
AIRLINES -- 0.1%
  Ryanair Holdings PLC Sponsored ADR*........       26,800           805,256
                                                                ------------
ALCOHOLIC BEVERAGES -- 0.1%
  Canandaigua Wine Co. Class A*..............       23,900         1,126,287
                                                                ------------
APPAREL -- 0.8%
  Authentic Fitness Corp.....................       66,800           985,300
  Big Dog Holdings, Inc.*....................       15,000           210,000
  Cutter & Buck, Inc.*.......................       19,300           398,062
  Fossil, Inc.*..............................       19,100           374,837
  Genesco, Inc.*.............................       74,100         1,083,712
  Nautica Enterprises, Inc.*.................       44,450         1,250,156
  Wolverine World Wide, Inc..................       67,200         1,696,800
                                                                ------------
                                                                   5,998,867
                                                                ------------
AUTOMOTIVE EQUIPMENT -- 0.0%
  Aftermarket Technology Corp.*..............       15,900           377,625
                                                                ------------
BIOTECHNOLOGY -- 0.5%
  Arqule, Inc.*..............................       28,400           596,400
  BioReliance Corp.*.........................        5,100           133,875
  Guilford Pharmaceuticals, Inc.*............      118,450         3,494,275
                                                                ------------
                                                                   4,224,550
                                                                ------------
BROADCASTING -- 1.3%
  Chancellor Media Corp.*....................      104,250         5,486,156
  Emmis Broadcasting Corp. Class A*..........       63,000         3,008,250
  Saga Communications, Inc. Class A*.........       55,277         1,340,467
  Westwood One, Inc..........................       10,200           323,850
                                                                ------------
                                                                  10,158,723
                                                                ------------
BUILDING MATERIALS -- 1.1%
  Advance Lighting Technologies, Inc.*.......       25,800           696,600
  AFC Cable Systems, Inc.....................       28,100           997,550
  Comfort Systems USA, Inc.*.................      132,600         2,535,975
  Hexcel Corp.*..............................      148,500         4,260,094
  Triangle Pacific Corp.*....................       19,500           677,625
                                                                ------------
                                                                   9,167,844
                                                                ------------

                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------
CATALOG/OUTLET STORES -- 0.4%
  Coldwater Creek*...........................       33,700      $    977,300
  Delia's, Inc.*.............................       39,700           888,287
  Insight Enterprises, Inc.*.................       43,200         1,431,000
                                                                ------------
                                                                   3,296,587
                                                                ------------
CHEMICALS -- 0.7%
  O.M. Group, Inc............................       83,250         3,324,797
  Scotts Co. (The) Class A*..................       73,700         1,934,625
  Spartech Corp..............................       26,700           400,500
                                                                ------------
                                                                   5,659,922
                                                                ------------
CLOTHING CHAINS -- 2.2%
  99 Cents Only Stores*......................       43,800         1,437,187
  Buckle, Inc.*..............................       19,200           468,000
  Goody's Family Clothing, Inc...............       80,500         2,596,125
  Men's Wearhouse, Inc.*.....................       93,800         3,494,050
  Pacific Sunwear of California*.............       38,700         1,586,700
  Paul Harris Stores, Inc.*..................       24,500           676,812
  Stage Stores, Inc.*........................      108,600         4,683,375
  Stein Mart Inc.*...........................       89,400         2,927,850
                                                                ------------
                                                                  17,870,099
                                                                ------------
COAL MINING -- 0.1%
  Zeigler Coal Holding Co....................       45,700         1,068,237
                                                                ------------
COMPUTER/OFFICE AUTOMATION -- 2.5%
  Advanced Digital Information Corp.*........       78,500         1,599,437
  Apex PC Solutions, Inc.*...................       38,800         1,469,550
  DAOU Systems, Inc.*........................       14,000           437,500
  Discreet Logic, Inc.*......................       43,100         1,144,844
  Encad, Inc.................................       42,500         1,306,875
  Geac Computer Corp. LTD*...................       40,500         2,508,357
  Microtouch Systems, Inc.*..................       54,900         1,530,337
  Neomagic Corp..............................        6,300           127,181
  Network Appliance, Inc.*...................      128,900         6,992,825
  QLogic Corp.*..............................       14,800           619,750
  Safeguard Scientifics, Inc.*...............       12,600           368,550
  Splash Technology Holdings, Inc.*..........       52,100         2,038,412
                                                                ------------
                                                                  20,143,618
                                                                ------------
CONTAINERS -- 0.1%
  Silgan Holdings, Inc.*.....................       27,600         1,104,000
                                                                ------------
CONTRACT DRILLING -- 2.5%
  Atwood Oceanics, Inc.*.....................       41,900         4,718,987
  Cliff's Drilling Co.*......................       84,200         5,862,425
  Marine Drilling Co., Inc.*.................      226,800         7,087,500
  Patterson Energy, Inc.*....................       37,200         1,948,350
  Unit Corp.*................................       34,300           525,219
                                                                ------------
                                                                  20,142,481
                                                                ------------
DEPARTMENT/DISCOUNT STORES -- 0.2%
  Ames Department Stores, Inc.*..............      103,600         1,554,000
  Tuesday Morning Corp.*.....................        8,950           210,884
                                                                ------------
                                                                   1,764,884
                                                                ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------

COMMON STOCKS (Continued)
---------------------------------------------------------

DRUGS/PHARMACEUTICALS -- 3.2%
  Curative Health Services, Inc.*............       68,500      $  2,132,062
  Incyte Pharmaceuticals, Inc.*..............       73,600         6,182,400
  Inhale Therapeutic Systems*................       19,600           614,950
  Kos Pharmaceuticals, Inc.*.................       46,900         1,676,675
  NBTY, Inc.*................................       55,300         1,168,212
  NCS Healthcare, Inc. Class A*..............       17,100           436,050
  Paraxel International Corp.*...............       82,400         3,254,800
  PathoGenesis Corp.*........................       28,400         1,008,200
  Sepracor, Inc.*............................      110,000         3,616,250
  Theragenics Corp.*.........................      101,400         5,031,975
                                                                ------------
                                                                  25,121,574
                                                                ------------
ELECTRONIC DATA PROCESSING -- 0.0%
  Factset Research Systems, Inc.*............       12,800           380,800
                                                                ------------
ELECTRONIC INSTRUMENTS/DIVERSIFIED -- 1.8%
  Aehr Test Systems*.........................       46,900           829,544
  Avid Technology, Inc.*.....................       84,800         2,756,000
  Coherent, Inc.*............................       26,900         1,489,587
  Lecroy Corp.*..............................       29,200         1,292,100
  Lo-Jack Corp.*.............................       14,800           210,900
  Molecular Dynamics, Inc.*..................       12,400           334,800
  Orbotech Ltd.*.............................       36,800         2,125,200
  Plexus Corp.*..............................       87,100         3,059,387
  Southern Electronics Corp.*................       40,400           787,800
  Veeco Instruments, Inc.*...................       22,900         1,446,994
                                                                ------------
                                                                  14,332,312
                                                                ------------
ENTERTAINMENT -- 0.2%
  American Classic Voyages Co.*..............       32,300           565,250
  Cinar Films, Inc. Class B*.................       21,100           804,437
                                                                ------------
                                                                   1,369,687
                                                                ------------
ENVIRONMENTAL SERVICES -- 1.4%
  American Disposal Services, Inc.*..........       39,800         1,243,750
  Eastern Environmental Services, Inc.*......       46,000         1,173,000
  Newpark Resources, Inc.*...................       93,570         3,678,471
  Superior Services, Inc.*...................       56,600         1,613,100
  Tetra Tech, Inc.*..........................       19,300           472,850
  USA Waste Services, Inc.*..................       73,852         2,944,848
                                                                ------------
                                                                  11,126,019
                                                                ------------
FINANCE COMPANIES -- 1.8%
  American Capital Strategies Ltd.*..........       33,900           678,000
  Imperial Credit Industries, Inc.*..........      135,500         3,590,750
  Jackson Hewitt, Inc.*......................       30,600         1,170,450
  New Century Financial Corp.*...............       32,100           547,706
  Ocwen Financial Corp.*.....................       67,700         2,851,862
  Resource Bancshares Mortgage Group, Inc....       15,800           206,387
  Sirrom Capital Corp........................       92,000         4,772,500
  Southwest Securities Group, Inc............       14,960           344,080
                                                                ------------
                                                                  14,161,735
                                                                ------------
FOOD CHAINS -- 0.1%
  Wild Oats Markets, Inc.*...................       19,300           576,587
                                                                ------------
                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------
GROCERY PRODUCTS -- 0.6%
  Michael Foods, Inc.........................       49,500      $  1,268,437
  Morningstar Group, Inc.*...................       76,100         3,272,300
                                                                ------------
                                                                   4,540,737
                                                                ------------
HOME FURNISHINGS -- 0.7%
  Bombay Co., Inc.*..........................       38,500           295,969
  Ethan Allen Interiors, Inc.................      171,000         5,301,000
                                                                ------------
                                                                   5,596,969
                                                                ------------
HOMEBUILDING -- 0.1%
  Standard-Pacific Corp......................       55,500           582,750
                                                                ------------
HOSPITALS -- 0.2%
  National Surgery Centers, Inc.*............       64,200         1,396,350
                                                                ------------
INVESTMENT COMPANIES -- 0.4%
  AmeriTrade Holding Corp.*..................       28,900           715,275
  Everen Capital Corp........................       28,600         1,161,875
  Ocwen Asset Investment Corp................       65,000         1,495,000
                                                                ------------
                                                                   3,372,150
                                                                ------------
LIFE INSURERS -- 0.2%
  ARM Financial Group, Inc. Class A..........       54,000         1,285,875
  Protective Life Corp.......................       11,600           585,800
                                                                ------------
                                                                   1,871,675
                                                                ------------
LODGING -- 1.7%
  Capstar Hotel Co.*.........................      124,850         4,190,278
  Signature Resorts, Inc.*...................      118,700         5,638,250
  Silverleaf Resorts, Inc.*..................       35,900           821,212
  Suburban Lodges Of America, Inc.*..........       15,200           400,900
  Trendwest Resorts, Inc.*...................       12,000           282,000
  Wyndham Hotel Corp.*.......................       43,800         1,938,150
                                                                ------------
                                                                  13,270,790
                                                                ------------
MACHINERY/EQUIPMENT -- 2.8%
  Asyst Technologies, Inc.*..................       53,000         2,353,531
  DT Industries, Inc.........................       51,000         1,683,000
  Helix Technology, Inc......................       44,600         2,761,019
  Kuhlman Corp...............................       70,100         2,523,600
  Magnetek, Inc.*............................       95,100         2,127,862
  Motivepower Industries, Inc.*..............       98,377         2,557,802
  OmniQuip International, Inc................       50,500           927,937
  Regal Beloit Corp..........................       65,100         2,001,825
  Robbins & Myers, Inc.......................       26,200         1,008,700
  Terex Corp.*...............................       72,500         1,504,375
  Varlen Corp................................       32,500         1,283,750
  Watsco, Inc. Class A.......................       44,250         1,382,812
                                                                ------------
                                                                  22,116,213
                                                                ------------
MANAGED HEALTH CARE/HMO'S/PPO'S -- 0.4%
  FPA Medical Management, Inc.*..............       55,343         1,902,416
  Healthcare Recoveries, Inc.*...............       39,300           884,250
  Specialty Care Network, Inc.*..............       19,200           237,600
                                                                ------------
                                                                   3,024,266
                                                                ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING GROWTH FUND

                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------

COMMON STOCKS (Continued)
---------------------------------------------------------

MEDICAL SPECIALTIES -- 1.0%
  Hanger Orthopedic Group, Inc.*.............        8,500      $    126,969
  Medical Resources, Inc.*...................       90,900         1,761,187
  Urologix, Inc.*............................       73,900         1,755,125
  VISX, Inc.*................................       86,600         2,208,300
  Vivus, Inc.*...............................       55,300         2,073,750
                                                                ------------
                                                                   7,925,331
                                                                ------------
MEDICAL SUPPLIES -- 1.8%
  Capstone Pharmacy Services, Inc.*..........       55,400           668,262
  Graham-Field Health Products, Inc.*........       86,500         1,405,625
  Minimed, Inc.*.............................       61,100         2,398,175
  Molecular Devices Corp.*...................       41,300           903,437
  Penederm, Inc.*............................       19,700           268,412
  Respironics, Inc.*.........................       30,900           849,750
  Sabratek Corp.*............................       53,800         1,956,975
  Safeskin Corp.*............................       85,800         3,807,375
  Serologicals Corp.*........................       29,450           669,987
  Spine Tech, Inc............................        7,200           270,900
  Ventana Medical Systems, Inc.*.............       29,500           475,687
  Vista Medical Technologies, Inc.*..........       28,500           423,937
  Wesley Jessen VisionCare, Inc.*............       17,000           480,250
                                                                ------------
                                                                  14,578,772
                                                                ------------
MEDICAL/NURSING/HEALTH SERVICES -- 1.6%
  ABR Information Services, Inc..............       77,400         2,138,175
  Alternative Living Services, Inc.*.........       33,500           812,375
  Assisted Living Concepts, Inc.*............       31,800           508,800
  Atria Communities, Inc.*...................       20,200           363,600
  CareMatrix Corp.*..........................       38,900           987,087
  Centennial Healthcare Corp.*...............        5,300           121,900
  Coast Dental Services, Inc.*...............       31,600           940,100
  Concentra Managed Care, Inc.*..............       96,304         3,400,735
  Diagnostic Health Services, Inc.*..........       23,300           352,412
  Ocular Sciences, Inc.*.....................       46,100         1,066,062
  Sunrise Assisted Living, Inc.*.............       46,800         1,690,650
                                                                ------------
                                                                  12,381,896
                                                                ------------
METALS -- 0.7%
  Lone Star Technologies, Inc.*..............       33,700         1,758,719
  Mueller Industries, Inc.*..................       60,800         2,762,600
  Oregon Steel Mills, Inc....................       34,700           941,237
                                                                ------------
                                                                   5,462,556
                                                                ------------
MILITARY/DEFENSE TECHNOLOGY -- 0.4%
  Electromagnetic Sciences, Inc.*............       28,500           805,125
  Tracor, Inc.*..............................       67,800         2,084,850
                                                                ------------
                                                                   2,889,975
                                                                ------------
MULTI-LINE INSURERS -- 0.1%
  Delphi Financial Group, Inc. Class A*......       26,452         1,135,783
                                                                ------------
OCEAN FREIGHT/SHIPPING -- 0.2%
  Kirby Corp.................................       14,500           278,219
                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------

OCEAN FREIGHT/SHIPPING (CONTINUED)

  OMI Corp.*.................................      111,800      $  1,397,500
                                                                ------------
                                                                   1,675,719
                                                                ------------
OIL REFINING/MARKETING -- 0.1%
  Tesoro Petroleum Corp.*....................       27,900           503,944
                                                                ------------
OIL/GAS PRODUCTION -- 1.7%
  Abraxas Petroleum Corp.*...................       28,200           408,900
  Harken Energy Corp.*.......................      271,800         1,732,725
  KCS Energy, Inc............................       52,600         1,551,700
  Nuevo Energy Co.*..........................       34,200         1,637,325
  Petsec Energy Ltd.*........................       63,600         1,637,700
  St. Mary Land & Exploration Co.............       52,400         2,377,650
  Swift Energy Co.*..........................       93,500         2,635,531
  Vintage Petroleum, Inc.....................       25,700         1,265,725
                                                                ------------
                                                                  13,247,256
                                                                ------------
OILFIELD SERVICES/EQUIPMENT -- 7.4%
  Cal Dive International, Inc.*..............       47,500         1,769,375
  Camco International, Inc...................       24,000         1,674,000
  Eagle Geophysical, Inc.*...................        7,500           148,125
  EVI, Inc...................................       63,100         4,038,400
  Friede Goldman International, Inc.*........       40,400         2,424,000
  Global Industries Ltd.*....................      112,200         4,473,975
  Gulfmark Offshore, Inc.*...................       11,700           403,650
  Hvide Marine, Inc. Class A*................       46,800         1,497,600
  Maverick Tube Corp.*.......................       19,100           787,875
  Oceaneering International, Inc.*...........       98,600         2,347,912
  Pool Energy Services Co.*..................      109,100         3,695,762
  Pride International, Inc.*.................      166,900         5,674,600
  Seacor Holdings, Inc.*.....................       65,000         4,030,000
  Seitel, Inc.*..............................       10,000           443,750
  Stolt Comex Seaway S.A.*...................       33,900         2,120,869
  Superior Energy Services, Inc.*............       81,900           757,575
  Trico Marine Services, Inc.*...............      113,600         3,947,600
  Tuboscope Vetco International Corp.*.......      245,800         7,711,975
  UNIFAB International, Inc.*................        5,000           163,750
  Varco International, Inc.*.................      137,500         6,668,750
  Veritas DGC, Inc.*.........................      108,300         4,609,519
                                                                ------------
                                                                  59,389,062
                                                                ------------
OTHER COMMERCIAL/INDUSTRIAL SERVICES -- 7.2%
  Administaff, Inc.*.........................       45,100         1,048,575
  Affiliated Computer Services, Inc. Class
    A*.......................................       89,400         2,212,650
  ASE Test Ltd.*.............................       10,200           864,450
  Billing Information Concepts*..............       76,700         2,684,500
  Computer Task Group, Inc...................      177,200         7,431,325
  Data Processing Resources Corp.*...........       64,800         1,620,000
  Fine Host Corp.*...........................       33,000         1,278,750
  Forrester Research, Inc.*..................       57,100         1,548,837
  G & K Services, Inc. Class A...............       22,950           797,512
  Getty Communications PLC ADR*..............       22,000           407,000
  Hall Kinion & Associates, Inc.*............       27,400           578,825
  Host Marriott Services Corp.*..............       30,800           458,150
  Information Management Resources, Inc.*....       91,800         2,616,300
  Kellstrom Industries, Inc.*................       12,700           261,937
  Lason Holdings, Inc.*......................       54,300         1,500,037

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------

COMMON STOCKS (Continued)
---------------------------------------------------------
OTHER COMMERCIAL/INDUSTRIAL SERVICES (CONTINUED)

  Meta Group, Inc.*..........................       14,000      $    346,500
  Metro Information Services, Inc.*..........       37,500           820,313
  Metzler Group, Inc.*.......................       75,900         3,045,488
  NCO Group, Inc.*...........................       29,300         1,084,100
  Norrell Corp.*.............................       63,400         2,179,375
  Nova Corp.*................................       22,200           564,712
  On Assignment, Inc.*.......................       31,600         1,437,800
  Personnel Group of America, Inc.*..........       75,500         2,585,875
  PMT Services, Inc.*........................      104,350         1,617,425
  Romac International, Inc.*.................       85,900         3,747,388
  RWD Technologies, Inc.*....................       23,600           542,800
  Source Services Corp.*.....................       21,000           624,750
  StaffMark, Inc.*...........................       33,400         1,273,375
  Steiner Leisure Ltd.*......................       11,600           426,300
  Syntel, Inc.*..............................       34,200           542,925
  Technology Solutions Co.*..................       87,300         2,815,425
  Vestcom International, Inc.*...............        8,500           170,000
  Vincam Group, Inc.*........................       36,400         1,046,500
  Warrantech Corp.*..........................       93,000         1,057,875
  Whittman-Hart, Inc.*.......................      186,900         5,700,450
  Youth Services International, Inc.*........       27,700           455,319
                                                                ------------
                                                                  57,393,543
                                                                ------------
OTHER CONSUMER DURABLES -- 0.4%
  Action Performance Cos., Inc.*.............      114,100         3,323,163
                                                                ------------
OTHER CONSUMER NON-DURABLES -- 0.2%
  Helen of Troy Ltd.*........................       72,400         1,429,900
                                                                ------------
OTHER CONSUMER SERVICES -- 0.5%
  Bally Total Fitness Holding Corp.*.........       22,200           382,950
  Equity Corp. International*................       22,800           531,525
  MemberWorks, Inc.*.........................       25,300           566,088
  Strayer Education, Inc.*...................       51,500         2,343,250
  Travel Services International, Inc.*.......        4,300            89,225
                                                                ------------
                                                                   3,913,038
                                                                ------------
OTHER FINANCIAL SERVICES -- 0.1%
  Healthcare Financial Partners, Inc.*.......       29,900           923,163
                                                                ------------
OTHER HEALTH TECHNOLOGY/SERVICES -- 0.6%
  Access Health Market, Inc.*................       57,600         1,987,200
  Envoy Corp.*...............................       83,200         2,376,400
  MedQuist, Inc.*............................       18,450           431,269
                                                                ------------
                                                                   4,794,869
                                                                ------------
OTHER PRODUCERS/MANUFACTURING -- 1.2%
  Chicago Miniature Lamp, Inc.*..............       63,500         2,111,375
  Encore Wire Corp.*.........................       63,750         2,047,969
  Griffon Corp.*.............................       70,000         1,137,500
  Interface, Inc.............................       50,300         1,464,988
  Libbey, Inc................................       35,900         1,281,181
  Rexel, Inc.*...............................       40,500           870,750
  Special Metals Corp.*......................       17,900           335,625
                                                                ------------
                                                                   9,249,388
                                                                ------------
                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------
OTHER RETAIL TRADE -- 0.4%
  Cost Plus, Inc.*...........................       43,100      $  1,249,900
  Fred's, Inc................................       27,600           572,700
  RDO Equipment Co. Class A*.................       25,600           588,800
  Renters Choice, Inc.*......................       37,100           842,866
                                                                ------------
                                                                   3,254,266
                                                                ------------
OTHER TECHNOLOGY -- 0.9%
  CHS Electronics, Inc.*.....................       65,700         1,798,538
  Computer Products, Inc.*...................       73,500         2,186,625
  Henry(Jack) & Associates...................       88,650         2,338,144
  Pegasus Systems, Inc.*.....................        6,000           108,750
  Xionics Document Technologies, Inc.*.......       30,700           533,413
                                                                ------------
                                                                   6,965,470
                                                                ------------
OTHER TRANSPORTATION -- 0.2%
  Coach USA, Inc.*...........................       46,000         1,382,875
                                                                ------------
PRINTING/FORMS -- 1.3%
  Applied Graphics Technologies, Inc.*.......       66,300         3,729,375
  Consolidated Graphics, Inc.*...............       85,200         4,238,700
  Mail-Well, Inc.*...........................       98,900         2,682,663
                                                                ------------
                                                                  10,650,738
                                                                ------------
PUBLISHING -- 0.2%
  Scholastic Corp.*..........................       50,000         1,975,000
                                                                ------------
RECREATIONAL PRODUCTS -- 0.0%
  Swisher International Group, Inc. Class
    A*.......................................       18,500           334,156
                                                                ------------
REAL ESTATE INVESTMENT TRUSTS -- 1.6%
  American General Hospitality Corp..........       31,100           905,788
  FelCor Suite Hotels, Inc...................       27,800         1,141,538
  Golf Trust Of America, Inc.................       48,600         1,312,200
  Health Care Real Estate Investment Trust...       43,500         1,196,250
  Innkeepers USA Trust.......................      118,400         2,035,000
  Kilroy Realty Corp.........................      107,825         2,911,275
  Price Real Estate Investment Trust.........        9,000           361,688
  Storage USA, Inc...........................       34,700         1,409,688
  Walden Residential Properties, Inc.........       43,600         1,100,900
                                                                ------------
                                                                  12,374,327
                                                                ------------
REAL ESTATE BROKERS/SERVICES -- 0.4%
  CB Commercial Real Estate Services Group,
    Inc.*....................................       34,200         1,094,400
  Grubb & Ellis Co.*.........................       20,900           304,356
  Lasalle Partners, Inc.*....................       46,100         1,613,500
                                                                ------------
                                                                   3,012,256
                                                                ------------
REGIONAL BANKS -- 0.9%
  Bay View Capital Corp......................       50,400         1,379,700
  Peoples Heritage Financial Group, Inc......       68,200         2,885,713
  Provident Bankshares Corp..................       50,585         2,883,345
                                                                ------------
                                                                   7,148,758
                                                                ------------
RENTAL/LEASING COMPANIES -- 0.1%
  Avis Rent A Car, Inc.*.....................       18,000           429,750
                                                                ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING GROWTH FUND

                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------

COMMON STOCKS (Continued)
---------------------------------------------------------

RESTAURANTS -- 2.3%
  CKE Restaurants, Inc.......................      199,650      $  8,385,300
  Foodmaker, Inc.*...........................      159,000         2,991,188
  Logan's Roadhouse, Inc.*...................       21,800           566,800
  NPC International, Inc.....................       29,400           371,175
  PJ America, Inc.*..........................       11,000           189,750
  Rainforest Cafe, Inc.*.....................      108,400         3,495,900
  Sonic Corp.*...............................       76,700         2,147,600
  Star Buffet, Inc.*.........................       12,000           189,000
                                                                ------------
                                                                  18,336,713
                                                                ------------
RETAIL/FOOD DISTRIBUTION -- 0.4%
  Suiza Foods Corp.*.........................       55,600         2,863,400
                                                                ------------
SAVINGS & LOAN ASSOCIATIONS -- 0.1%
  MAF Bancorp, Inc...........................       30,550           989,056
                                                                ------------
SEMICONDUCTORS/ELECTRONIC COMPONENTS -- 10.8%
  3Dlabs, Inc. Ltd...........................       16,300           525,675
  Aavid Thermal Technologies, Inc.*..........       32,700           985,088
  ACT Manufacturing, Inc.*...................       42,200         1,403,150
  Ade Corp.*.................................       55,900         2,242,987
  Advanced Energy Industries, Inc.*..........       39,200         1,109,850
  Advanced Technology Materials, Inc.*.......       43,900         1,613,325
  Anadigics, Inc.*...........................       51,314         2,530,422
  Benchmark Electronics, Inc.*...............       38,400         1,082,400
  Burr-Brown Corp.*..........................       21,300           710,888
  C.P. Clare Corp.*..........................       14,200           280,450
  Credence Systems Corp.*....................       55,300         2,695,875
  DII Group, Inc.*...........................      129,800         4,255,006
  Electroglas, Inc.*.........................       59,600         2,026,400
  General Scanning, Inc.*....................       54,600         1,900,763
  JPM Co.*...................................       30,300           730,988
  Kulicke & Soffa Industries, Inc.*..........      104,100         4,821,131
  Micrel, Inc.*..............................       59,800         2,530,288
  MRV Communications, Inc.*..................       65,500         2,390,750
  Photronics, Inc.*..........................      106,400         6,443,850
  PMC-Sierra, Inc.*..........................      112,200         2,861,100
  Radisys Corp.*.............................       50,400         2,532,600
  Sawtek, Inc.*..............................       65,400         3,024,750
  Semitool, Inc.*............................       29,300           736,163
  Semtech Corp.*.............................       40,000         2,765,000
  Sipex Corp.*...............................      160,200         5,086,350
  Speedfam International, Inc.*..............      109,600         6,617,100
  STB Systems, Inc.*.........................       44,600         1,627,900
  Stormedia, Inc.*...........................       89,000           517,313
  Tower Semiconductor Ltd.*..................       81,700         1,623,788
  Ultratech Stepper, Inc.*...................       93,200         3,168,800
  Uniphase Corp.*............................       65,500         5,207,250
  Vitesse Semiconductor, Inc.*...............      153,700         7,617,756
  Zygo Corp.*................................       90,200         2,706,000
                                                                ------------
                                                                  86,371,156
                                                                ------------
SOFTWARE -- 7.8%
  Advantage Learning Systems, Inc.*..........       15,000           378,750
  American Software, Inc. Class A*...........       78,700         1,150,988
  Applied Voice Technology, Inc.*............       41,300         1,182,213
                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------

SOFTWARE (CONTINUED)

  Aspen Technology, Inc.*....................       53,800      $  1,889,725
  CBT Group PLC Sponsored ADR*...............       72,300         5,802,075
  CCC Information Services Group*............       79,600         1,691,500
  Computer Learning Centers, Inc.*...........       53,700         2,094,300
  Credit Management Solutions, Inc.*.........        5,300            96,725
  Documentum, Inc.*..........................       47,600         1,582,700
  Geotel Communications Corp.*...............       21,100           398,263
  Harbinger Corp.*...........................      130,550         4,748,756
  HPR, Inc...................................       15,400           336,875
  Hyperion Software Corp.*...................       58,200         1,815,113
  Imnet Systems, Inc.........................       38,500         1,034,688
  Industri-Matematik International Corp.*....       29,100           712,950
  ITEQ, Inc.*................................       42,200           588,162
  Manugistics Group, Inc.*...................       54,100         1,934,075
  Memco Software Ltd.*.......................       42,300           930,600
  National Instruments Corp.*................       88,500         4,104,188
  Open Text Corp.*...........................       87,100         1,219,400
  Peerless Systems Corp.*....................        7,400           103,600
  Pegasystems, Inc.*.........................       69,300         2,104,988
  Peregrine Systems, Inc.*...................       17,600           312,400
  Peritus Software Services, Inc.*...........       29,400           753,375
  Pervasive Software, Inc.*..................       27,000           310,500
  QAD, Inc.*.................................       53,600           998,300
  QuickResponse Services, Inc.*..............       21,200           726,100
  Rogue Wave Software, Inc...................       21,700           298,375
  Summit Design, Inc.*.......................       88,200         1,565,550
  Tecnomatix Technologies Ltd.*..............        9,700           371,025
  Veritas Software Co.*......................      110,400         4,850,700
  Viasoft, Inc.*.............................       51,600         2,554,200
  Visio Corp.*...............................      167,200         6,980,600
  Walker Interactive Systems, Inc.*..........       52,700           925,544
  Wind River Systems, Inc.*..................      129,800         5,354,250
                                                                ------------
                                                                  61,901,553
                                                                ------------
SPECIALTY CHAINS -- 3.3%
  Budget Group, Inc.*........................       29,000           957,000
  Children's Place Retail Stores, Inc.*......       20,100           291,450
  Claire's Stores, Inc.......................       31,000           693,625
  Cole National Corp. Class A*...............       29,200         1,213,625
  Cort Business Services Corp.*..............       96,700         3,861,956
  Garden Ridge Corp.*........................       62,800           918,450
  Guitar Center, Inc.*.......................       63,100         1,561,725
  Linens 'N Things, Inc.*....................      131,700         4,411,950
  Party City Corp.*..........................       14,100           370,125
  Petco Animal Supplies, Inc.*...............       80,400         2,522,550
  Pier 1 Imports, Inc........................      252,300         4,525,631
  Rental Service Corp.*......................       71,200         1,597,550
  Williams-Sonoma, Inc.*.....................       78,300         3,347,325
                                                                ------------
                                                                  26,272,962
                                                                ------------
SPECIALTY INSURERS -- 0.1%
  International Alliance Services, Inc.*.....       66,600           657,675
                                                                ------------
TELECOMMUNICATIONS EQUIPMENT -- 5.4%
  Cidco, Inc.*...............................       38,400           739,200
  Comverse Technology, Inc.*.................       48,500         2,558,375
  Davox Corp.*...............................       75,250         2,520,875

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------

COMMON STOCKS (Continued)
---------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT (CONTINUED)

  Digital Microwave Corp.*...................      140,300      $  6,278,425
  Gilat Satellite Networks Ltd.*.............       67,200         2,479,050
  IFR Systems, Inc...........................       38,500         1,270,500
  Innova Corp.*..............................       50,900         1,202,513
  Intelect Communications Systems Ltd........       48,600           552,825
  Natural Microsystems Corp.*................       81,700         3,104,600
  Nice Systems Ltd. .........................       49,900         2,806,875
  P-COM, Inc.*...............................      105,800         2,532,588
  Premisys Communications, Inc.*.............       69,600         1,770,450
  Remec, Inc.*...............................       57,950         2,115,175
  RF Micro Devices, Inc.*....................        5,300            98,713
  Spectrain Corp.*...........................       35,000         2,244,375
  Stanford Telecommunications, Inc.*.........       47,300         1,034,688
  Superior TeleCom, Inc.*....................       38,300         1,508,063
  Tekelec*...................................       82,600         2,813,563
  Teledata Communications Ltd.*..............       96,700         4,363,588
  World Access, Inc.*........................       28,000           910,000
                                                                ------------
                                                                  42,904,441
                                                                ------------
TELECOMMUNICATIONS SERVICES -- 0.3%
  Dycom Industries, Inc.*....................       42,500           942,969
  Pacific Gateway Exchange, Inc.*............       45,900         1,795,838
                                                                ------------
                                                                   2,738,807
                                                                ------------
TEXTILES -- 0.4%
  Culp, Inc..................................       68,300         1,417,225
  Novel Demim Holdings Ltd...................       45,200         1,220,400
  Quaker Fabric Corp.*.......................       14,300           323,538
                                                                ------------
                                                                   2,961,163
                                                                ------------
TOBACCO PRODUCTS -- 0.2%
  General Cigar Holdings, Inc.*..............       57,100         1,648,763
                                                                ------------
TRUCKING -- 1.6%
  Arkansas Best Corp.*.......................       99,900         1,130,119
  Consolidated Freightways Corp.*............      149,500         2,634,938
  Knight Transportation, Inc.*...............        9,100           254,800
  M.S. Carriers, Inc.*.......................       20,000           532,500
  Roadway Express, Inc.......................       60,700         1,661,663
  Swift Transportation Co., Inc.*............       46,800         1,480,050
  U S Xpress Enterprises, Inc. Class A*......          700            14,000
  USFreightways Corp.........................       73,600         2,474,800
  Yellow Corp.*..............................       85,300         2,777,581
                                                                ------------
                                                                  12,960,451
                                                                ------------
                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------
WHOLESALE DISTRIBUTION -- 2.1%
  Anicom, Inc.*..............................       63,700      $  1,066,975
  Aviall, Inc.*..............................       83,800         1,283,188
  Brightpoint, Inc.*.........................      115,750         5,360,672
  CellStar Corp.*............................      125,700         5,845,050
  Inacom Corp.*..............................       36,400         1,353,625
  Industrial Distribution Group, Inc.*.......        6,300           132,300
  MicroAge, Inc.*............................       47,100         1,365,900
                                                                ------------
                                                                  16,407,710
                                                                ------------
TOTAL COMMON STOCKS
  (Cost $506,299,513)......................................      767,421,422
                                                                ------------

                                                        PRINCIPAL
                                                         AMOUNT
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 4.0%
--------------------------------------------------------------------------------
  Associates Corp. of North America 6.370%, 10/1/97...  $28,864,000    28,864,000
                                                                   -------------
  J.P. Morgan & Co., Inc.
    6.250%, 10/1/97...................................  3,171,000      3,171,000
                                                                   -------------
TOTAL COMMERCIAL PAPER
  (Cost $32,035,000).............................................     32,035,000
                                                                   -------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 1.2%
--------------------------------------------------------------------------------
  J.P. Morgan & Co., Inc. $9,210,000 at 6.250%,
    (Agreement dated 9/30/97; to be repurchased at
    $9,211,527 on 10/01/97: collateralized by
    $8,640,000 FNMA Notes, 7.125% due 04/30/26) (VALUE
    $9,652,500)
    (Cost $9,210,000).................................  9,210,000      9,210,000
                                                                   -------------
TOTAL INVESTMENTS -- 101.4%
  (Cost $547,544,513)............................................    808,666,422
LIABILITIES IN EXCESS OF OTHER ASSETS (1.4%).....................    (11,437,890)
                                                                   -------------
NET ASSETS 100.0%................................................  $ 797,228,532
                                                                   -------------

------------
* Non-Income Producing Security

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

CORE GROWTH FUND
INSTITUTIONAL PORTFOLIO
------------------------------------------------------------------------

                                MANAGEMENT TEAM

                             Jack C. Marshall, Jr.,
                       Partner, Chief Investment Officer,
                             Mid/Large Cap Equities
                              Andrew B. Gallagher,
                               Portfolio Manager
                                Maren Lindstrom,
                               Portfolio Manager
                              Thomas J. Sullivan,
                          Assistant Portfolio Manager

  GOAL: The Nicholas-Applegate Core Growth Fund seeks to maximize long-term capital appreciation by investing primarily in U.S. companies with more than $500 million in market capitalization.

  REVIEW AND OUTLOOK: Following an extended period of large-cap outperformance, investors returned their attention to mid-cap stocks in May. They were attracted by the compelling earnings growth rates and valuations in the segment relative to large caps.

  The strict adherence to our investment philosophy rewarded shareholders with significant appreciation. The Fund gained 30.5% in the six-month period ending September 30. The Russell Midcap Growth Index was up 30.8% while the S&P 500 Index was up 26.2%.

  Superior stock selection in the technology sector was a major contributor to the Fund's performance for the period. Applying our bottom-up approach, we identified the stocks of many technology companies that have benefited from an overall trend among domestic businesses to enhance and redesign their technology infrastructures.

  For example, ASM Lithography, a manufacturer of components integral in the fabrication of semiconductors, was one of the best performers for the Fund during the period. Reflecting increasing demand for its products, the company earned a $170 million order from Hyundai Electronics. ASM Lithography continues to gain market share in Korea from Nikon, which used to be Hyundai's sole provider. In addition, ASM is the primary supplier to Samsung, the largest chip maker in Korea. Hyundai is the second largest.

  The Fund also benefited from superior stock selection in the wireless telecommunications industry. Nextel Communications increased its market share and showed growth well ahead of expectations. Nextel is a leading provider of wireless communications in the United States and has built the largest all-digital wireless network in the country. Digital subscriber projections for the company continue to grow. Teleport Communications, a telecommunications services provider for businesses in more than 55 major markets in 32 states, climbed more than 75% in the period.

  The outlook for mid-cap stocks remains bright as a result of various factors:

  - strong earnings growth potential, especially relative to large-cap stocks;

  - attractive relative valuations; and

  - the potential benefits of the capital-gains tax cut.

                            REPRESENTATIVE HOLDINGS

                          Advanced Fibre Communication
                                Airborne Freight
                            Allied Waste Industries
                                  BMC Software
                                CKE Restaurants
                               Four Season Hotel
                              Jones Apparel Group
                                  Price/Costco
                           Robert Half International
                            Teleport Communications

--------------------------------------------------------------------------------

CORE GROWTH INSTITUTIONAL PORTFOLIO
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN NICHOLAS-APPLEGATE CORE GROWTH INSTITUTIONAL PORTFOLIO WITH THE RUSSELL MID CAP GROWTH INDEX AND THE S&P 400 MID CAP INDEX.

                          ANNUALIZED TOTAL RETURNS
                               As of 09/30/97
 1 YEAR                           5 YEARS                          10 YEARS
 19.44%                            19.89%                           15.41%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              CORE GROWTH
             INSTITUTIONAL
               PORTFOLIO       RUSSELL MID CAP GROWTH INDEX     S&P 400 MID CAP INDEX
09-30-85        $ 250,000.00                      $250,000.00              $ 250,000.00
12-31-85        $ 311,844.71                      $250,000.00              $ 294,134.41
12-31-86        $ 414,298.60                      $293,875.99              $ 341,839.70
12-31-87        $ 429,184.05                      $301,984.30              $ 334,867.53
12-31-88        $ 483,552.01                      $341,012.60              $ 404,748.71
12-31-89        $ 647,589.51                      $448,379.58              $ 548,608.87
12-31-90        $ 652,317.71                      $425,364.42              $ 520,521.75
12-31-91      $ 1,014,500.39                      $625,418.63              $ 781,391.53
12-31-92      $ 1,151,987.77                      $679,904.76              $ 874,552.09
12-31-93      $ 1,379,773.32                      $756,008.21              $ 996,549.24
12-31-94      $ 1,234,653.54                      $739,632.42              $ 960,767.97
12-31-95      $ 1,710,920.31                      $991,040.20            $ 1,258,115.42
12-31-96      $ 1,992,544.95                    $1,164,278.99            $ 1,499,549.40
09-30-97      $ 2,389,864.27                    $1,467,588.84            $ 1,965,576.00

This graph compares a $250,000 investment in Core Growth Institutional Portfolio with the Russell Mid Cap Growth Index and the S&P 400 Mid-Cap Index, on a cumulative and average annual total return basis. All return calculations reflect the reinvestment of income dividends and capital gains distributions, if any, as well as all fees and expenses. Performance results reflect the total returns of a predecessor limited partnership managed by Nicholas-Applegate Capital Management prior to the effective date of the Portfolio's registration statement which was 4/19/93. Limited partnership returns are restated to reflect all fees and expenses applicable to the Portfolio. If the limited partnership had been registered as an investment company under the federal securities laws, its performance might have been adversely affected because of the additional restrictions applicable to registered investment companies.

The total returns for the Portfolio reflect the fact that fees and expenses in excess of certain expense limits specified in the investment management agreement have been deferred by Nicholas-Applegate Capital Management. Total return results would have been lower had there been no deferral of fees and expenses in excess of expense limitations.

The Russell Mid Cap Growth Index measures the performance of those companies among the 800 smallest companies in the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth. The average market capitalization is $4 billion. The Russell Mid Cap Growth Index is considered generally representative of the U.S. market for mid cap stocks.

The S&P 400 Index is an unmanaged index considered generally representative of the market for the stocks of mid-sized U.S. companies. It consists of 400 domestic stocks chosen for market size (median market capitalization of about $610 million), liquidity, and industry group representation.

In future annual reports, Nicholas-Applegate will compare the Core Growth Fund only to the Russell Mid Cap Growth for purposes of showing annualized total returns. We believe this shift in benchmark measures is appropriate since the composition of the Fund more closely matches the composition of the Russell Mid Cap Growth Index.

Index returns reflect the reinvestment of income dividends and capital gains distributions, if any, but do not reflect fees, brokerage commissions, or other expenses of investing.

Past performance is no guarantee of future performance. Investment return and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1997 (UNAUDITED)
------------------------------------------------------------------------
CORE GROWTH FUND

                                                     NUMBER
                                                   OF SHARES            VALUE
---------------------------------------------------------------------------------
COMMON STOCKS -- 93.9%
---------------------------------------------------------------------------------
AIRFREIGHT/SHIPPING -- 1.8%
  Airborne Freight Corp......................          150,300      $   9,102,544
                                                                    -------------
APPAREL -- 1.9%
  Jones Apparel Group, Inc.*.................          172,100          9,293,400
                                                                    -------------
BIOTECHNOLOGY -- 3.6%
  Biochem Pharma, Inc.*......................          200,000          6,300,000
  Centocor, Inc.*............................          156,700          7,453,044
  Guilford Pharmaceuticals, Inc.*............          135,000          3,982,500
                                                                    -------------
                                                                       17,735,544
                                                                    -------------
BROADCASTING -- 3.5%
  Chancellor Media Corp.*....................          148,000          7,788,500
  Clear Channel Communications, Inc.*........          146,800          9,523,650
                                                                    -------------
                                                                       17,312,150
                                                                    -------------
CLOTHING CHAINS -- 1.3%
  TJX Companies, Inc.........................          220,100          6,726,806
                                                                    -------------
COMPUTER/OFFICE AUTOMATION -- 2.9%
  Computer Horizons Corp.*...................          182,650          6,621,062
  Sterling Commerce, Inc.*...................          215,100          7,730,156
                                                                    -------------
                                                                       14,351,218
                                                                    -------------
CONTAINERS -- 1.3%
  Owens-Illinois, Inc.*......................          190,000          6,448,125
                                                                    -------------
CONTRACT DRILLING -- 1.0%
  Diamond Offshore Drilling, Inc.............           93,800          5,176,588
                                                                    -------------
DEPARTMENT/DISCOUNT STORES -- 6.1%
  Consolidated Stores Corp.*.................          205,906          8,622,314
  Costco Companies, Inc.*....................          228,800          8,608,600
  Fred Meyer, Inc............................          128,400          6,837,300
  Kohls Corp.*...............................           84,100          5,971,100
                                                                    -------------
                                                                       30,039,314
                                                                    -------------
DRUGS/PHARMACEUTICALS -- 1.8%
  Elan Corp. PLC-Sponsored ADR*..............          175,800          8,800,987
                                                                    -------------
ELECTRIC UTILITIES -- 2.3%
  AES Corp.*.................................          261,400         11,436,250
                                                                    -------------
ELECTRONIC DATA PROCESSING -- 2.3%
  Fiserv, Inc*...............................          136,300          5,980,162
  E*Trade Group, Inc.*.......................          120,000          5,640,000
                                                                    -------------
                                                                       11,620,162
                                                                    -------------
ELECTRONICS/MUSIC CHAINS -- 1.0%
  CompUSA, Inc.*.............................          138,100          4,833,500
                                                                    -------------
ENVIRONMENTAL SERVICES -- 3.0%
  USA Waste Services, Inc....................          172,165          6,865,079
  Allied Waste Industries, Inc.*.............          407,500          7,793,438
                                                                    -------------
                                                                       14,658,517
                                                                    -------------
GAMING -- 1.9%
  Carnival Corp. -- Class A..................          200,000          9,250,000
                                                                    -------------

                                                     NUMBER
                                                   OF SHARES            VALUE
---------------------------------------------------------------------------------
HOMEBUILDING -- 0.7%
  Centex Construction Products, Inc..........           60,100      $   3,508,337
                                                                    -------------
HOSPITALS -- 2.7%
  Healthsouth Corp.*.........................          300,000          8,006,250
  Vencor, Inc.*..............................          127,400          5,255,250
                                                                    -------------
                                                                       13,261,500
                                                                    -------------
INDUSTRIAL ENGINEERING/CONSTRUCTION -- 0.8%
  Empresas ICA Sociedad Controlladora S.A. de
    C.V.-ADR.................................          227,500          3,995,469
                                                                    -------------
LODGING -- 2.9%
  Four Seasons Hotel, Inc....................          118,100          4,842,100
  Host Marriott Corp.........................          427,100          9,716,525
                                                                    -------------
                                                                       14,558,625
                                                                    -------------
MANAGED HEALTH CARE/HMO'S/PPO'S -- 1.6%
  Wellpoint Health Networks, Inc.*...........          135,000          7,821,562
                                                                    -------------
MEDICAL/HEALTH SERVICES -- 0.6%
  Concentra Managed Care, Inc.*..............           82,600          2,916,812
                                                                    -------------
MEDICAL SUPPLIES -- 0.9%
  Sybron International Corp.*................          104,700          4,495,556
                                                                    -------------
MULTI-LINE INSURERS -- 1.5%
  Provident Companies, Inc...................          105,000          7,343,437
                                                                    -------------
OIL/GAS PRODUCTION -- 4.1%
  Devon Energy Corp..........................          199,900          8,795,600
  Santa Fe Energy Resources, Inc.............          440,400          5,505,000
  Valero Energy Corp.........................          185,500          6,086,719
                                                                    -------------
                                                                       20,387,319
                                                                    -------------
OILFIELD SERVICES/EQUIPMENT -- 4.1%
  Camco International, Inc...................           90,000          6,277,500
  Global Industries, Ltd.*...................          154,800          6,172,650
  Smith International, Inc.*.................          100,000          7,768,750
                                                                    -------------
                                                                       20,218,900
                                                                    -------------
OTHER COMMERCIAL/INDUSTRIAL SERVICES -- 4.4%
  Information Management Resources, Inc.*....          155,000          4,417,500
  Mastec, Inc.*..............................           84,400          3,692,500
  Robert Half International, Inc.*...........          210,000          8,688,750
  Tyco International Limited.................           60,000          4,923,750
                                                                    -------------
                                                                       21,722,500
                                                                    -------------
OTHER HEALTH TECHNOLOGY/SERVICES -- 1.9%
  McKesson Corp..............................           91,750          9,352,766
                                                                    -------------
OTHER PRODUCERS/MANUFACTURING -- 1.1%
  Knoll, Inc.*...............................          170,000          5,695,000
                                                                    -------------
OTHER TRANSPORTATION -- 1.3%
  GATX Corp..................................           92,700          6,263,044
                                                                    -------------
PAPER -- 1.3%
  Fort James Corp............................           62,662          2,870,703

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                     NUMBER
                                                   OF SHARES            VALUE
---------------------------------------------------------------------------------

COMMON STOCKS (Continued)
---------------------------------------------------------
PAPER (CONTINUED)

  Jefferson Smurfit Corp.*...................          185,000      $   3,700,000
                                                                    -------------
                                                                        6,570,703
                                                                    -------------
PRINTING/FORMS -- 1.2%
  Applied Graphics Technologies, Inc.*.......          110,000          6,187,500
                                                                    -------------
PUBLISHING -- 1.3%
  Valassis Communications, Inc...............          195,000          6,215,625
                                                                    -------------
RENTAL/LEASING COMPANIES -- 1.0%
  Comdisco, Inc.*............................          150,000          4,884,375
                                                                    -------------
RESTAURANTS -- 1.6%
  CKE Restaurants, Inc.......................          190,000          7,980,000
                                                                    -------------
SEMICONDUCTORS/ELECTRONIC COMPONENTS -- 4.0%
  Analog Devices, Inc.*......................          193,300          6,475,550
  ASM Lithography Holding NV.................           23,800          2,350,250
  Integrated Process Equipment Corp.*........          223,100          8,226,813
  PRI Automation, Inc.*......................           45,500          2,661,750
                                                                    -------------
                                                                       19,714,363
                                                                    -------------
SOAPS/COSMETICS -- 1.6%
  Revlon, Inc. -- Class A*...................          160,600          7,959,738
                                                                    -------------
SOFTWARE -- 5.5%
  BMC Software, Inc .*.......................          121,500          7,867,125
  Compuware Corp.*...........................          134,900          8,161,450
  Electronics for Imaging, Inc.*.............          131,400          6,701,400
  Qad, Inc. -- Class A*......................          128,900          2,400,763
  Visio Corp.*...............................           50,000          2,087,500
                                                                    -------------
                                                                       27,218,238
                                                                    -------------
SPECIALTY CHAINS -- 2.5%
  Borders Group, Inc.*.......................          346,900          9,539,750
  Zale Corp..................................          100,000          2,593,750
                                                                    -------------
                                                                       12,133,500
                                                                    -------------
SPECIALTY INSURERS -- 1.6%
  MGIC Investment Corp.*.....................          137,600          7,886,200
                                                                    -------------
TELECOMMUNICATIONS EQUIPMENT -- 4.1%
  Advanced Fibre Communications, Inc.*.......          178,200          7,306,200
  Nokia Corp.-Sponsored ADR -- Class A.......           65,800          6,172,863
  Pairgain Technologies, Inc.*...............          243,800          6,948,300
                                                                    -------------
                                                                       20,427,363
                                                                    -------------
                                                     NUMBER
                                                   OF SHARES            VALUE
---------------------------------------------------------------------------------
TELEPHONE -- 1.8%
  Nextlink Communications, Inc...............           47,000      $   1,128,000
  Teleport Communications Group, Inc. --
    Class A*.................................          170,100          7,633,238
                                                                    -------------
                                                                        8,761,238
                                                                    -------------
TRUCKING -- 1.1%
  Consolidated Freightways, Inc..............          130,200          5,671,837
                                                                    -------------
WHOLESALE DISTRIBUTION -- 1.0%
  Danka Business Systems-Sponsored ADR.......          107,200          4,770,400
                                                                    -------------
TOTAL COMMON STOCKS
  (Cost $370,517,777).........................................        464,707,012
                                                                    -------------

                                                   PRINCIPAL
                                                     AMOUNT
---------------------------------------------------------------------------------
COMMERCIAL PAPER -- 1.6%
---------------------------------------------------------------------------------
  Associates Corp. of North America
    6.370%, 10/01/97.........................     $  6,871,000          6,871,000
  J.P. Morgan & Co., Inc.
    6.250%, 10/01/97.........................          984,000            984,000
                                                                    -------------
TOTAL COMMERCIAL PAPER
  (Cost $7,855,000)...........................................          7,855,000
                                                                    -------------
---------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 4.8%
---------------------------------------------------------------------------------
  J.P. Morgan & Co., Inc. $23,516,000 at
    5.970%, (Agreement dated 9/30/97; to be
    repurchased at $23,519,000 on 10/01/97;
    collateralized by $24,080,000 FNMA Notes,
    6.30% due 9/25/02) (VALUE $24,019,198)
    (Cost $23,516,000).......................       23,516,000         23,516,000
                                                                    -------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $401,888,777).........................................        496,078,012
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3%)...............         (1,316,671)
                                                                    -------------
NET ASSETS -- 100.0%..........................................      $ 494,761,341
                                                                    -------------

---------------
* Non-Income Producing Security

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND
INSTITUTIONAL PORTFOLIO
------------------------------------------------------------------------

                                MANAGEMENT TEAM

                             Jack C. Marshall, Jr.,
                       Partner, Chief Investment Officer,
                             Mid/Large Cap Equities
                              Andrew B. Gallagher,
                               Portfolio Manager

  GOAL: The Nicholas-Applegate Large Cap Growth Fund seeks to maximize long-term capital appreciation through investment primarily in U.S. companies generally over $3 billion in market capitalization.

  REVIEW AND OUTLOOK: As the stocks of large companies climbed to all-time highs several times during the period April 1 through September 30, 1997, the Large Cap Growth Fund was up 38.3% versus a 26.2% gain for the S&P 500 Index.

  The Fund's outperformance is the direct result of stock selection. U.S. corporations continue to reap the benefits of improved efficiencies, especially as a result of retooling their technological infrastructures.

  Additionally, the worldwide personal computer market is experiencing extremely high growth. As a result, the Fund holds several large-cap technology stocks that are benefiting from such growth.

  Relative to the S&P 500 Index, the Fund had a higher weighting in the technology sector during the third quarter. Telecommunications and computers/ office automation stocks were the best performing holdings within the Fund.

  For example, Nokia, a major supplier of telecommunications systems and the world's largest maker of mobile phones, delivered strong results. Nokia is well positioned to benefit from potential deregulation around the world. Because of its commitment to Latin American markets, Nokia is poised to capitalize on the strong growth expected in the region. Nextel Communications, another solid performer, recorded brisk sales for its wireless communications products.

  Stock selection in the energy sector also contributed to the Fund's outperformance. Santa Fe International, an oil and gas contract-drilling company, was one of the Fund's best performers. The company has shown tremendous growth, boosting second quarter earnings by more than 166% versus the prior-year period. Operating drilling rigs in 16 countries, Santa Fe is well positioned to capitalize on accelerating worldwide land and offshore drilling activity.

  Reflecting the strength of our stock selection, all of the Fund's holdings reported second quarter earnings results which met or exceeded analysts' consensus expectations.

  We remain optimistic about the outlook for the Large Cap Growth Fund as we continue to find promising stocks meeting our criteria in this segment.

                            REPRESENTATIVE HOLDINGS

                                  Bay Networks
                                   Compuware
                                   Ford Motor
                                   Home Depot
                              Lucent Technologies
                                     Nokia
                             Santa Fe International
                                  Schlumberger
                                  Time Warner
                                  Westinghouse

--------------------------------------------------------------------------------

LARGE CAP GROWTH INSTITUTIONAL PORTFOLIO
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN NICHOLAS-APPLEGATE LARGE CAP GROWTH INSTITUTIONAL PORTFOLIO WITH THE RUSSELL 1000 GROWTH INDEX.

                           TOTAL RETURN
                         SINCE INCEPTION
                          As of 09/30/97
                              43.84%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             LARGE CAP GROWTH INSTITUTIONAL PORTFOLIO   RUSSELL 1000 GROWTH INDEX
27-Dec-96                                $ 250,000.00                 $ 250,000.00
31-Jan-97                                $ 272,399.99                 $ 263,452.07
28-Feb-97                                $ 267,800.00                 $ 261,660.59
31-Mar-97                                $ 260,000.00                 $ 247,499.52
30-Apr-97                                $ 269,999.99                 $ 263,933.49
31-May-97                                $ 300,200.00                 $ 282,981.57
30-Jun-97                                $ 311,400.01                 $ 294,300.83
31-Jul-97                                $ 350,200.02                 $ 320,317.03
31-Aug-97                                $ 342,200.02                 $ 301,578.48
30-Sep-97                                $ 359,600.02                 $ 316,419.16

This graph compares a $250,000 investment in the Large Cap Growth Institutional Portfolio with the Russell 1000 Growth Index, on a cumulative and average annual total return basis. All return calculations reflect the reinvestment of income dividends and capital gains distributions, if any, as well as all fees and expenses applicable to the Portfolio.

The total returns for the Portfolio reflect the fact that fees and expenses in excess of certain expense limits specified in the investment management agreement have been deferred by Nicholas-Applegate Capital Management. Total return results would have been lower had there been no deferral of fees and expenses in excess of expense limitations.

The Russell 1000 Growth Index is an unmanaged index containing those companies among the Russell 1000 Index securities with higher than average price-to-book ratios and forecasted growth. The Russell 1000 Index contains the top 1,000 securities of the Russell 3000 Index, which comprises the 3,000 largest U.S. securities as determined by total market capitalization. The Russell 1000 Growth Index is considered generally representative of the U.S. market for large cap stocks.

The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

Past performance is no guarantee of future performance. Investment return and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1997 (UNAUDITED)
------------------------------------------------------------------------
LARGE CAP GROWTH FUND

                                                 NUMBER
                                               OF SHARES       VALUE
------------------------------------------------------------------------
COMMON STOCKS -- 97.0%
------------------------------------------------------------------------
APPAREL -- 0.4%
  Polo Ralph Lauren Corp. Class A*...........        500    $     13,094
                                                            ------------
AUTOMOBILES -- 3.5%
  Ford Motor Co..............................      2,700         122,175
                                                            ------------
BIOTECHNOLOGY -- 3.3%
  Centocor, Inc.*............................      2,400         114,150
                                                            ------------
BROADCASTING -- 3.0%
  Tele-Communications TCI Ventures Grp Class
    A (Investment Co.).......................      1,855          38,259
  Tele-Communications, Inc. Class A*.........      3,245          66,522
                                                            ------------
                                                                 104,781
                                                            ------------
BUILDING MATERIALS CHAINS -- 2.4%
  Home Depot,Inc.............................      1,600          83,400
                                                            ------------
CLOTHING CHAINS -- 2.9%
  Nordstrom, Inc.............................      1,600         102,000
                                                            ------------
COMPUTER/OFFICE AUTOMATION -- 5.6%
  Bay Networks, Inc.*........................      2,700         104,287
  Cisco Systems, Inc .*......................        700          51,144
  Sun Microsystems, Inc.*....................        800          37,450
                                                            ------------
                                                                 192,881
                                                            ------------
CONTRACTING DRILLING -- 4.4%
  Noble Drilling Corp.*......................      3,700         119,325
  Santa Fe International Corp.*..............        700          32,550
                                                            ------------
                                                                 151,875
                                                            ------------
DEPARTMENT/DISCOUNT STORES -- 9.1%
  CVS Corp...................................      2,000         113,750
  Dayton-Hudson Corp.........................      1,800         107,887
  Wal-Mart Stores, Inc.......................      2,600          95,225
                                                            ------------
                                                                 316,862
                                                            ------------
ELECTRONIC INSTRUMENTS/DIVERSIFIED -- 0.3%
  Teradyne, Inc..............................        200          10,762
                                                            ------------
ENTERTAINMENT -- 3.3%
  Time Warner, Inc...........................      2,100         113,794
                                                            ------------
ENVIRONMENTAL SERVICES -- 2.6%
  USA Waste Services, Inc.*..................      2,300          91,712
                                                            ------------
FINANCE COMPANIES -- 2.1%
  American Express Co........................        900          73,687
                                                            ------------
HOSPITALS -- 1.0%
  Healthsouth Corp.*.........................      1,300          34,694
                                                            ------------
OIL/GAS PRODUCTION -- 8.2%
  Anadarko Petroleum Corp....................      1,500         107,719
  Apache Corp................................      2,800         120,050
  Enron Oil & Gas Co.........................      2,600          57,850
                                                            ------------
                                                                 285,619
                                                            ------------

                                                 NUMBER
                                               OF SHARES       VALUE
------------------------------------------------------------------------
OILFIELD SERVICES/EQUIPMENT -- 3.4%
  Schlumberger LTD...........................      1,400    $    117,862
                                                            ------------
OTHER COMMERCIAL/INDUSTRIAL SERVICES -- 2.0%
  Robert Half International, Inc.*...........      1,650          68,269
                                                            ------------
OTHER CONSUMER SERVICES -- 0.7%
  At Home Corp. Series A*....................      1,000          23,125
                                                            ------------
OTHER HEALTH TECHNOLOGY/SERVICES -- 3.3%
  HBO & Co...................................      3,000         113,250
                                                            ------------
OTHER PRODUCERS/MANUFACTURING -- 2.4%
  Tyco International LTD.....................      1,000          82,062
                                                            ------------
OTHER TECHNOLOGY -- 3.6%
  Westinghouse Electric Corp.................      4,600         124,488
                                                            ------------
SOFTWARE -- 3.5%
  Compuware Corp.*...........................      2,000         121,000
                                                            ------------
SPECIALTY CHAINS -- 3.5%
  Gap, Inc...................................      2,400         120,150
                                                            ------------
SPECIALTY INSURERS -- 3.6%
  MGIC Investment Corp.......................      2,200         126,088
                                                            ------------
TELECOMMUNICATIONS EQUIPMENT -- 11.2%
  Boston Technology, Inc.*...................      2,500          84,688
  CIENA Corp.................................      1,300          64,391
  Lucent Technologies, Inc...................        600          48,825
  MAS Technology LTD Sponsored ADR*..........        500          11,375
  Newbridge Networks Corp.*..................      1,300          77,838
  Nokia Corp.-Sponsored ADR Class A..........      1,100         103,194
                                                            ------------
                                                                 390,311
                                                            ------------
TELECOMMUNICATIONS SERVICES -- 5.7%
  Nextel Communications, Inc. Class A*.......      3,800         109,725
  Paging Network, Inc.*......................      7,000          88,813
                                                            ------------
                                                                 198,538
                                                            ------------
TOBACCO PRODUCTS -- 2.0%
  Philip Morris Cos., Inc....................      1,700          70,656
                                                            ------------
TOTAL COMMON STOCKS
  (Cost $3,190,902)......................................      3,367,285
                                                            ------------
TOTAL INVESTMENTS -- 97.0%
  (Cost $3,190,902)......................................      3,367,285
OTHER ASSETS IN EXCESS OF LIABILITIES -- 3.0%............        105,119
                                                            ------------
NET ASSETS -- 100.0%.....................................   $  3,472,404
                                                            ------------

------------
* Non-Income Producing Security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE FUND
INSTITUTIONAL PORTFOLIO
------------------------------------------------------------------------

                                MANAGEMENT TEAM

                              Catherine Somhegyi,
                       Partner, Chief Investment Officer,
                            Global Equity Management
                           Lawrence S. Speidell, CFA,
                     Partner, Director of Global/Systematic
                              Portfolio Management
                                 John J. Kane,
                       Partner, Senior Portfolio Manager
                                Mark Stuckelman,
                               Portfolio Manager

  GOAL: The Nicholas-Applegate Value Fund seeks to provide total return through long-term capital appreciation plus dividend income. Holdings reflect a diversified portfolio comprised predominantly of U.S. companies with larger market capitalizations.

  REVIEW AND OUTLOOK: The "new economy" paradigm of continued moderate economic growth and subdued inflation propelled larger-capitalization stocks to higher ground during the period April 1 through September 30, 1997.

  The Nicholas-Applegate Value Fund delivered superior returns, climbing 35.3% during the period. The Fund outperformed the S&P 500 Index and the Russell 1000 Value Index, each up 26.2%.
  In managing the Fund, we look for attractively valued companies where we can confirm improving prospects and underlying business strength. Valuation measures such as low price-to-earnings and price-to-book ratios, and above-market dividend yields are some of the characteristics of the Fund's holdings.

  In the six-month period, stock selection in the technology, financial services, and insurance services sectors contributed significantly to the Fund's outperformance. Most of our technology holdings, including Compaq, Dell, Microsoft, and Western Digital are focused on the personal computer industry.

  Stronger-than-expected demand for PCs at both consumer and business levels has enabled these companies to enjoy greater-than-expected earnings growth. Direct distribution and build-to-order manufacturing models at Dell and Compaq have lowered costs, enabling price cuts which continue to stimulate demand for their products.

  Compaq's acquisition of Tandem resulted in cost savings. Compaq's and Dell's increased emphasis on the enterprise area should cushion the potential impact of a weakness in the consumer market and allow more stable earnings going forward.

  In the producers/manufacturing sector, Caterpillar was among the Fund's top picks. A leading manufacturer of construction and mining equipment, Caterpillar reported higher-than-expected earnings in the first and second quarters of 1997. The firm benefits from the continued strength in the U.S. market, as well as signs of economic recovery in Europe.

  The Fund continues to find stocks with attractive P/E ratios and the potential for strong earnings growth. We are confident that strict adherence to our objectives and our bottom-up stock selection approach should reward shareholders with long-term capital appreciation and current income.

                            REPRESENTATIVE HOLDINGS

                                  BankAmerica
                                 Bell Atlantic
                                  Caterpillar
                                Compaq Computer
                                    Entergy
                                   Equitable
                                   Ford Motor
                                    McKesson
                               Phillips Petroleum
                                   Southdown

--------------------------------------------------------------------------------

VALUE INSTITUTIONAL PORTFOLIO
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN NICHOLAS-APPLEGATE VALUE INSTITUTIONAL PORTFOLIO WITH THE S&P/BARRA VALUE INDEX AND THE S&P 500 INDEX.

                                                                       SINCE
 1 YEAR                    ANNUALIZED TOTAL RETURNS                  INCEPTION
 53.76%                         As of 09/30/97                        46.43%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             VALUE INSTITUTIONAL                      S&P/BARRA
                  PORTFOLIO        S&P 500 INDEX     VALUE INDEX
30-Apr-97            $250,000.00          $250,000    $250,000.00
30-Jun-96             263,799.99        257,424.51     252,556.88
30-Sep-96             278,799.98        265,382.62     259,214.42
30-Dec-96             310,622.01        287,516.03     283,745.01
30-Mar-97             316,935.45        295,184.39     288,766.94
30-Jun-97             369,757.99        346,593.29     330,542.50
30-Sep-97             428,683.58        372,584.81     360,823.90

This graph compares a $250,000 investment in the Value Institutional Portfolio with the S&P/BARRA Value Index and the S&P 500 Index, on a cumulative and average annual total return basis. All return calculations reflect the reinvestment of income dividends and capital gains distributions, if any, as well as all fees and expenses applicable to the Portfolio.

The total returns for the Portfolio reflect the fact that fees and expenses in excess of certain expense limits specified in the investment management agreement have been deferred by Nicholas-Applegate Capital Management. Total return results would have been lower had there been no deferral of fees and expenses in excess of expense limitations.

The S&P/BARRA Value Index is an unmanaged index containing those securities within the S&P 500 with low price to book ratios. The S&P 500 Index containing 500 industrial, transportation, utility and financial companies andis considered to be generally representative of the U.S. stock market.

Index returns reflect the reinvestment of income dividends and capital gains distributions, if any, but do not reflect fees, brokerage commissions, or other expenses of investing.

In future annual reports, Nicholas-Applegate will compare the Value Institutional Portfolio only to the S&P 500 for purposes of showing annualized total returns. We believe this shift in benchmark measures is appropriate since the composition of the Fund more closely matches the composition of the S&P 500 Index.

Past performance is no guarantee of future performance. Investment return and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1997 (UNAUDITED)
------------------------------------------------------------------------
VALUE FUND

                                                    NUMBER
                                                   OF SHARES          VALUE
-------------------------------------------------------------------------------
COMMON STOCKS -- 99.3%
-------------------------------------------------------------------------------
AIRLINES -- 2.5%
  AMR Corp. *................................          1,400       $    154,962
  Delta Air Lines, Inc.......................            700             65,931
                                                                   ------------
                                                                        220,893
                                                                   ------------
ALCOHOLIC BEVERAGES -- 1.1%
  Canandaigua Brands Inc., Class A *.........          2,100             98,962
                                                                   ------------
AUTOMOBILES -- 5.0%
  Ford Motor Co..............................          6,600            298,650
  General Motors Corp........................          2,000            133,875
                                                                   ------------
                                                                        432,525
                                                                   ------------
BEVERAGES/SOFT DRINKS -- 0.4%
  Coca-Cola Co...............................            600             36,562
                                                                   ------------
BUILDING MATERIALS -- 1.7%
  Southdown, Inc.............................          2,700            147,487
                                                                   ------------
CHEMICALS -- 5.0%
  Dexter Corp................................          1,500             60,094
  Dow Chemical Co............................          2,500            226,719
  Rohm & Haas Co.............................            400             38,375
  Wellman, Inc...............................          4,800            111,300
                                                                   ------------
                                                                        436,488
                                                                   ------------
CLOTHING CHAINS -- 0.6%
  TJX Cos., Inc..............................          1,800             55,012
                                                                   ------------
COMPUTER/OFFICE AUTOMATION -- 7.9%
  Compaq Computer Corp. *....................          3,200            239,200
  Dell Computer Corp. *......................          2,700            261,562
  Stratus Computer, Inc. *...................          2,400            116,100
  Western Digital Corp.......................          1,800             72,113
                                                                   ------------
                                                                        688,975
                                                                   ------------
DEPARTMENT/DISCOUNT STORES -- 3.6%
  Dayton-Hudson Corp.........................          3,700            221,769
  Shopko Stores, Inc.........................          3,600             93,600
                                                                   ------------
                                                                        315,369
                                                                   ------------
DRUGS/PHARMACEUTICALS -- 4.1%
  Bristol-Myers Squibb Co....................          1,700            140,675
  Merck & Co., Inc...........................            600             59,962
  Warner-Lambert Co..........................          1,200            161,925
                                                                   ------------
                                                                        362,562
                                                                   ------------
ELECTRIC UTILITIES -- 4.8%
  Central Hudson Gas & Electric..............          1,300             46,556
  Consolidated Edison Co. of New York,
    Inc......................................          1,500             51,000
  Entergy Corp...............................          6,300            164,194
  Public Service Enterprise Group, Inc.......          6,100            157,075
                                                                   ------------
                                                                        418,825
                                                                   ------------
FINANCE COMPANIES -- 0.9%
  American Express Co........................            500             40,937
  Fannie Mae.................................            700             32,900
                                                                   ------------
                                                                         73,837
                                                                   ------------

                                                    NUMBER
                                                   OF SHARES          VALUE
-------------------------------------------------------------------------------
GAS UTILITIES -- 1.0%
  Laclede Gas Co.............................          3,500       $     85,313
                                                                   ------------
GROCERY PRODUCTS -- 0.3%
  ConAgra, Inc...............................            400             26,400
                                                                   ------------
HOME FURNISHINGS -- 0.5%
  Kimball International, Inc. Class B........          1,100             46,200
                                                                   ------------
HOMEBUILDING -- 1.1%
  Continental Homes Holding Corp.............          1,500             43,969
  U S Home Corp. *...........................          1,300             50,212
                                                                   ------------
                                                                         94,181
                                                                   ------------
INVESTMENTS -- 2.9%
  Bear Stearns Cos., Inc.....................          5,770            253,880
                                                                   ------------
LIFE INSURERS -- 2.6%
  Equitable Cos., Inc........................          5,500            225,844
                                                                   ------------
MACHINERY/EQUIPMENT -- 2.8%
  Caterpillar, Inc...........................          4,500            242,719
                                                                   ------------
METALS -- 4.0%
  Asarco, Inc................................          1,600             51,200
  Inland Steel Industries, Inc...............          1,500             32,812
  LTV Corp...................................          3,000             38,062
  Phelps Dodge Corp..........................            700             54,337
  Timken Co..................................          2,200             88,137
  USX-US Steel Group, Inc....................          2,500             86,875
                                                                   ------------
                                                                        351,423
                                                                   ------------
MONEY-CENTER BANKS -- 7.5%
  BankAmerica Corp...........................          3,900            285,919
  Bankers Trust New York Corp................          2,400            294,000
  Republic New York Corp.....................            700             79,538
                                                                   ------------
                                                                        659,457
                                                                   ------------
MULTI-LINE INSURERS -- 2.4%
  Cigna Corp.................................            800            149,000
  Travelers Group, Inc.......................            866             59,105
                                                                   ------------
                                                                        208,105
                                                                   ------------
OIL/GAS PRODUCTION -- 8.0%
  Chevron Corp...............................          1,300            108,144
  Exxon Corp.................................          2,800            179,375
  Imperial Oil LTD...........................          3,700            212,750
  Phillips Petroleum Co......................          2,000            103,250
  USX-Marathon Group.........................          2,600             96,688
                                                                   ------------
                                                                        700,207
                                                                   ------------
OIL REFINING/MARKETING -- 1.3%
  Tesoro Petroleum Corp. *...................          6,200            111,988
                                                                   ------------
OTHER CONSUMER NON-DURABLES -- 0.4%
  Procter & Gamble Co........................            500             34,531
                                                                   ------------
OTHER HEALTH SERVICES -- 2.7%
  McKesson Corp..............................          2,300            234,456
                                                                   ------------
OTHER INSURANCE SERVICES -- 0.9%
  First American Financial Corp..............          1,300             78,000
                                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VALUE FUND

                                                    NUMBER
                                                   OF SHARES          VALUE
-------------------------------------------------------------------------------

COMMON STOCKS -- 99.3% (Continued)
---------------------------------------------------------

OTHER PRODUCERS/MANUFACTURING -- 4.4%
  General Electric Co........................          1,000       $     68,063
  Parker-Hannifin Corp.......................          4,100            184,500
  Premark International, Inc.................          4,000            128,000
                                                                   ------------
                                                                        380,563
                                                                   ------------
OTHER TRANSPORTATION -- 0.9%
  GATX Corp..................................          1,100             74,319
                                                                   ------------
PROPERTY-CASUALTY INSURERS -- 0.6%
  Orion Capital Corp.........................          1,200             54,375
                                                                   ------------
REGIONAL BANKS -- 2.7%
  First Chicago NBD Corp.....................          1,600            120,400
  Southtrust Corp............................          2,400            118,200
                                                                   ------------
                                                                        238,600
                                                                   ------------
SEMICONDUCTORS/ELECTRONIC COMPONENTS -- 3.8%
  Intel Corp.................................          1,400            129,369
  Texas Instruments, Inc.....................          1,500            202,688
                                                                   ------------
                                                                        332,057
                                                                   ------------
SOFTWARE -- 2.4%
  Compuware Corp. *..........................          1,300             78,650
  Microsoft Corp. *..........................          1,000            132,313
                                                                   ------------
                                                                        210,963
                                                                   ------------
                                                    NUMBER
                                                   OF SHARES          VALUE
-------------------------------------------------------------------------------
SPECIALTY INSURERS -- 2.0%
  Exel Limited *.............................          2,900       $    172,731
                                                                   ------------
TELEPHONE -- 4.4%
  Bell Atlantic Corp.........................          1,400            112,613
  Telefonica de Espana-Sponsored ADR.........            800             75,300
  US West Communications Group...............          5,200            200,200
                                                                   ------------
                                                                        388,113
                                                                   ------------
TOBACCO PRODUCTS -- 2.1%
  Philip Morris Cos., Inc....................          2,400             99,750
  Universal Corp.............................          2,300             83,375
                                                                   ------------
                                                                        183,125
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $7,380,263)..........................................         8,675,047
                                                                   ------------
TOTAL INVESTMENTS -- 99.3%
  (Cost $7,380,263)..........................................         8,675,047
LIABILITIES IN EXCESS OF ASSETS -- 0.7%......................            61,636
                                                                   ------------
NET ASSETS -- 100.0%.........................................      $  8,736,683
                                                                   ------------

---------------
*Non-Income Producing Security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

INCOME & GROWTH FUND
INSTITUTIONAL PORTFOLIO
------------------------------------------------------------------------

                                MANAGEMENT TEAM

                              Catherine Somhegyi,
                       Partner, Chief Investment Officer,
                            Global Equity Management
                                Sandra K. Durn,
                               Portfolio Manager
                                  Stan Rogers,
                               Portfolio Manager

  GOAL: The Nicholas-Applegate Income & Growth Fund seeks to maximize total return by investing primarily in convertible and equity securities of U.S. companies.

  REVIEW AND OUTLOOK: A buoyant bond market and the equity market's record-breaking ascent bolstered returns for our Income & Growth Fund from April 1 through September 30, 1997. The Fund rose 21.6% during the six-month period, versus a 19.7% gain for the First Boston Convertible Index. Issue selection and the strong gains among smaller-cap stocks contributed to its outperformance.

  The Fund is comprised primarily of convertible bonds issued by small- and mid-cap companies. Reflecting the smaller-cap nature of the convertible market, of the total number of firms issuing convertible bonds, about two-thirds have market capitalizations less than $2 billion.

  The Fund continued to deliver returns reflecting asymmetrical market participation capturing approximately 70% to 80% of the upside performance of the underlying equities with only 50% or less of the downside exposure. Over the first six months of the fiscal year, the Fund participated in 81.0% of the gain of the S&P 500 Index, which was up 26.2% in the period.

  As an example of downside protection, when the S&P 500 Index dipped 5.6% in August amid the downturn in the large- and mid-cap segments of the market, the Income & Growth Fund was off just 1.2% -- a participation rate of less than 22%.

  During the first six months of the fiscal year, we increased the Fund's allocation among select issues in the technology, retail trade, and commercial/industrial sectors.

  Among the Fund's best-performing holdings was Airtouch Communications, a major wireless telecommunications holding company, with significant cellular interests in the United States, Europe, and Asia. The company is one of the largest providers of paging services in the United States, and is forecast to benefit from the projected growth in infrastructure and technology development.

  Ahmanson, one of the largest thrift institutions in the country, also made a positive contribution to the Fund during the period. Forecasts of strong earnings for the company, combined with its recent acquisition of Coast Savings Financial, which is expected to result in significant cost savings, should further enhance Ahmanson's attractiveness.

  We believe convertibles continue to provide investors with appreciation potential and downside protection. Looking ahead, we remain confident of our bottom-up approach and our ability to reward shareholders with long-term results and limited downside risk.

                            REPRESENTATIVE HOLDINGS

                                    Ahmanson
                            Airtouch Communications
                                  Baker Hughes
                              Continental Airlines
                                     Costco
                           Diamond Offshore Drilling
                                 Hilton Hotels
                                    Omnicom
                              Penn Treaty American
                                    Worldcom

--------------------------------------------------------------------------------

INCOME & GROWTH INSTITUTIONAL PORTFOLIO
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN NICHOLAS-APPLEGATE INCOME & GROWTH INSTITUTIONAL PORTFOLIO WITH THE CS FIRST BOSTON CONVERTIBLE INDEX.

                      ANNUALIZED TOTAL RETURNS
                           As of 09/30/97
 1 YEAR                       5 YEARS                          10 YEARS
 27.70%                        18.46%                           15.25%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                  INCOME &          FIRST BOSTON
            GROWTH INSTITUTIONAL    CONVERTIBLE
                  PORTFOLIO            INDEX
12-31-86             $ 250,000.00    $ 250,000.00
12-31-87               242,192.20      249,438.54
12-31-88               290,338.67      282,892.46
12-31-89               372,774.53      321,822.20
12-31-90               379,633.21      299,660.78
12-31-91               525,253.10      386,904.65
12-31-92               576,920.28      454,915.53
12-31-93               733,125.90      539,287.59
12-31-94               677,475.98      513,857.47
12-31-95               828,248.30      635,736.19
12-31-96             1,002,323.52      723,744.87
09-30-97             1,235,812.83      870,433.94

This graph compares a $250,000 investment in Income & Growth Institutional Portfolio with the CS First Boston Convertible ("First Boston Convertible") Index, on a cumulative and average annual total return basis. All return calculations reflect the reinvestment of income dividends and capital gains distributions, if any, as well as all fees and expenses. Performance results reflect the total returns of a predecessor limited partnership managed by Nicholas-Applegate Capital Management prior to the effective date of the Portfolio's registration statement which was 4/19/93. Limited partnership returns are restated to reflect all fees and expenses applicable to the Portfolio. If the limited partnership had been registered as an investment company under the federal securities laws, its performance might have been adversely affected because of the additional restrictions applicable to registered investment companies.

The total returns for the Portfolio reflect the fact that fees and expenses in excess of certain expense limits specified in the investment management agreement have been deferred by Nicholas-Applegate Capital Management. Total return results would have been lower had there been no deferral of fees and expenses in excess of expense limitations.

The First Boston Convertible Index is an unmanaged market weighted index representing the universe of convertible securities whether they are convertible preferred stocks or convertible bonds.

The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

Past performance is no guarantee of future performance. Investment return and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1997 (UNAUDITED)
------------------------------------------------------------------------
INCOME & GROWTH FUND

                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------
COMMON STOCKS -- 8.8%
----------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.0%
  Pacific Gas and Electric Corp..............             1     $         23
                                                                ------------
GAS UTILITIES -- 1.1%
  MCN Energy Group, Inc......................        69,530        2,224,960
                                                                ------------
MACHINERY/EQUIPMENT -- 0.7%
  Cooper Industries, 6.00%, "WYMN"...........        57,100        1,313,300
                                                                ------------
OIL/GAS PRODUCTION -- 0.0%
  Valero Energy Corp.........................             2               66
                                                                ------------
REAL ESTATE INVESTMENT TRUSTS -- 6.0%
  Bay Apartment Communities, Inc.............        32,286        1,289,422
  Cali Realty Corp...........................        40,730        1,695,386
  CCA Prison Realty Trust....................        12,500          471,875
  CenterPoint Properties Corp................        42,700        1,550,544
  Crescent Real Estate Equities Co...........        45,160        1,812,045
  Equity Residential Properties Trust........        27,040        1,475,370
  FelCor Suite Hotels, Inc...................        20,800          854,100
  Reckson Associates Realty Corp.............        69,866        1,860,182
  Spieker Properties, Inc....................        34,021        1,379,977
                                                                ------------
                                                                  12,388,901
                                                                ------------
SPECIALTY INSURERS -- 1.0%
  Merrill, 6.50%, "MTG" (Strypes)............        21,900        2,113,350
                                                                ------------
TOTAL COMMON STOCKS
  (Cost $13,545,165).......................................       18,040,600
                                                                ------------
----------------------------------------------------------------------------
PREFERRED STOCKS -- 31.4%
----------------------------------------------------------------------------
BROADCASTING -- 2.4%
  Chancellor Media Corp.,* Series A,
    12.25%...................................        11,700        1,602,900
  Evergreen Media Corp., 6.00%...............        41,310        2,463,108
  Sinclair Broadcast Group, 6.00%............        14,100          761,400
                                                                ------------
                                                                   4,827,408
                                                                ------------
DRUGS/PHARMACEUTICALS -- 2.1%
  McKesson Corp., 144A $2.50.................        60,700        4,385,575
                                                                ------------
ELECTRIC UTILITIES -- 3.7%
  AES Trust I, Series A, 5.375%..............        67,920        4,635,540
  Calenergy Capital Trust, 6.25%.............        44,440        2,877,490
                                                                ------------
                                                                   7,513,030
                                                                ------------
FINANCE COMPANIES -- 3.4%
  Finova Finance Trust, 5.50%................        46,920        3,090,855
  H.F. Ahmanson, Series D, 6.00%.............        32,398        3,790,566
                                                                ------------
                                                                   6,881,421
                                                                ------------
LODGING -- 2.0%
  Host Marriott Financial Trust,
    6.75%, 144A..............................        52,725        3,585,300

                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------

LODGING (CONTINUED)

  Host Marriott Financial Trust, $13.375.....         8,010     $    544,680
                                                                ------------
                                                                   4,129,980
                                                                ------------
MULTI-LINE INSURERS -- 1.5%
  American Bankers Insurance, Series B,
    $3.125...................................        37,580        3,081,560
                                                                ------------
OIL REFINING/MARKETING -- 1.4%
  Tosco Financing Trust, 144A................        41,400        2,546,100
  Tosco Corp., Series F, $4.3750.............         6,400          393,600
                                                                ------------
                                                                   2,939,700
                                                                ------------
OIL/GAS PRODUCTION -- 1.7%
  Devon Financing Trust, $3.25 Pfd Cv........         5,700          458,850
  Devon Financing Trust, $6.50, 144A.........        37,876        3,053,752
                                                                ------------
                                                                   3,512,602
                                                                ------------
OTHER CONSUMER NON-DURABLES -- 0.9%
  Ralston Purina Co., 7.00%..................        28,300        1,906,712
                                                                ------------
OTHER PRODUCERS/MANUFACTURING -- 1.1%
  Corning Delaware LP, 6.00%.................        29,200        2,188,175
                                                                ------------
OTHER TRANSPORTATION -- 1.2%
  Hvide Capital Trust, 6.50%.................        38,600        2,557,250
                                                                ------------
PIPELINES -- 1.1%
  Williams Companies, $3.50..................        20,600        2,278,875
                                                                ------------
PUBLISHING -- 1.3%
  Houston Industries, Inc., 7.00%............        52,800        2,745,600
                                                                ------------
SAVINGS & LOAN/THRIFTS -- 0.7%
  Sovereign Bancorp, Series B, 6.25%.........        13,200        1,404,150
                                                                ------------
TELECOMMUNICATIONS EQUIPMENT -- 1.8%
  LM Ericcson Telephone Co., ADR.............       550,470        3,646,864
                                                                ------------
TELECOMMUNICATION SERVICES -- 3.9%
  Airtouch Communications, Series C, 4.25%...        51,718        2,918,835
  SBC Communications, Inc., 7.75%............        51,000        2,492,625
  Worldcom, Inc., 8.00%......................        20,240        2,489,520
                                                                ------------
                                                                   7,900,980
                                                                ------------
TRUCKING -- 1.2%
  CNF Trust I, Series A, 5.00%...............        39,000        2,510,625
                                                                ------------
TOTAL PREFERRED STOCKS
  (Cost $53,412,622).......................................       64,410,507
                                                                ------------

                                                     PAR
                                                    VALUE
----------------------------------------------------------------------------
CORPORATE BONDS -- 56.6%
----------------------------------------------------------------------------
ADVERTISING -- 2.2%
  Omnicom Group
    4.250%, 01/03/07                              $3,441,000       4,473,300
                                                                ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INCOME & GROWTH FUND

                                                     PAR
                                                    VALUE          VALUE
----------------------------------------------------------------------------

CORPORATE BONDS (Continued)
---------------------------------------------------------

AEROSPACE -- 0.9%
  Morgan Stanley Group, Series MTNC 0.000%,
    09/30/00                                      $1,440,000    $  1,864,800
                                                                ------------
AIRLINES -- 0.3%
  Continental Airlines
    6.750%, 04/15/06.........................       480,000          680,400
                                                                ------------
AUTOMOTIVE EQUIPMENT -- 1.0%
  Tower Automotive, Inc.
    5.000%, 08/01/04.........................     1,960,000        2,107,000
                                                                ------------
BUILDING MATERIALS -- 1.3%
  Cemex SA Euro,
    4.250%, 11/01/97.........................       920,000          915,400
  Hexcel Corp.
    7.000%, 08/01/03.........................       844,000        1,654,240
                                                                ------------
                                                                   2,569,640
                                                                ------------
BUILDING MATERIALS CHAINS -- 2.2%
  Home Depot, Inc.
    3.250%, 10/01/01.........................     3,621,000        4,490,040
                                                                ------------
CLOTHING CHAINS -- 0.4%
  The Men's Wearhouse, Inc.
    5.250%, 03/01/03.........................       681,000          850,399
                                                                ------------
COMPUTERS/OFFICE AUTOMATION -- 7.9%
  Adaptec, Inc.
    4.750%, 02/01/04.........................       994,000        1,120,735
  Adaptec, Inc., 144A
    4.750%, 02/01/04.........................       984,000        1,109,460
  C-Cube Microsystems, Inc.
    5.875%, 11/01/05.........................       500,000          608,125
  Comverse Technology, Inc.
    5.750%, 10/01/06.........................     1,408,000        1,860,320
  Data General Corp.
    6.000%, 05/15/04.........................       723,000          896,520
  EMC Corp.
    3.250%, 03/15/02.........................     2,780,000        3,898,949
  Safeguard Scientifics
    6.000%, 02/01/06.........................     1,245,000        1,301,025
  Wind River Systems, Inc.
    5.000%, 08/01/02.........................     1,727,000        1,770,175
  Xerox Credit Corp., Series MTNE
    2.875%, 07/01/02.........................     3,539,000        3,654,017
                                                                ------------
                                                                  16,219,326
                                                                ------------
CONTRACT DRILLING -- 2.8%
  Diamond Offshore Drilling
    3.750%, 02/15/07.........................       858,000        1,231,230
  Loews Corp.
    3.125%, 09/15/07.........................     2,474,000        2,576,053
  Nabors Industries, Inc.
    5.000%, 05/15/06.........................       898,000        2,004,785
                                                                ------------
                                                                   5,812,068
                                                                ------------
                                                     PAR
                                                    VALUE          VALUE
----------------------------------------------------------------------------
DEPARTMENT/DISCOUNT STORES -- 3.0%
  Costco Companies, Inc.
    0.000%, 08/19/17.........................     $6,678,000    $  3,597,772
  Federated Department Stores
    5.000%, 10/01/03.........................     1,861,000        2,533,286
                                                                ------------
                                                                   6,131,058
                                                                ------------
DRUG CHAINS -- 1.4%
  Rite Aid Corp.
    5.250%, 09/15/02.........................     2,883,000        2,951,471
                                                                ------------
DRUGS/PHARMACEUTICALS -- 4.1%
  Elan International Finance
    0.000%, 10/16/12.........................     2,284,000        2,503,835
  Sandoz Capital BVI LTD.
    2.000%, 10/06/02.........................       900,000        1,320,750
  Sandoz Capital BVI LTD. Euro,
    2.000%, 10/06/02.........................     1,470,000        2,162,811
  Sepracor, Inc. Euro,
    7.000%, 12/01/02.........................       649,000        1,138,995
  Sepracor, Inc.
    7.000%, 12/01/02.........................       685,000        1,202,175
                                                                ------------
                                                                   8,328,566
                                                                ------------
ELECTRONIC DATA PROCESSING -- 2.3%
  Automatic Data Processing
    0.000%, 02/20/12.........................     5,177,000        3,365,050
  National Data Corp.
    5.000%, 11/01/03.........................     1,360,000        1,411,000
                                                                ------------
                                                                   4,776,050
                                                                ------------
ELECTRONIC INSTRUMENTS/DIVERSIFIED -- 3.4%
  ADT Operations, Inc.
    0.000%, 07/06/10.........................     3,358,000        3,731,577
  SCI Systems, Inc.
    5.000%, 05/01/06.........................     1,545,000        3,144,075
                                                                ------------
                                                                   6,875,652
                                                                ------------
ENVIRONMENTAL SERVICES -- 2.5%
  United Waste Systems, Inc., 144A
    4.500%, 06/01/01.........................        45,000           63,394
  US Filter Corp.
    4.500%, 12/15/01.........................       897,000        1,111,159
  USA Waste Services, Inc.
    4.000%, 02/01/02.........................     3,498,000        3,839,055
                                                                ------------
                                                                   5,013,608
                                                                ------------
INDUSTRIAL BONDS -- 0.9%
  Tecnomatix Technologies
    5.250%, 08/15/04.........................     1,612,000        1,791,335
                                                                ------------
INDUSTRIAL ENGINEERING/CONSTRUCTION -- 1.2%
  Empresas ICA Sociedad
    5.000%, 03/15/04.........................     3,044,000        2,522,715
                                                                ------------
LIFE INSURERS -- 0.7%
  Penn Treaty American Corp.
    6.250%, 12/01/03.........................     1,026,000        1,368,427
                                                                ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                     PAR
                                                    VALUE          VALUE
----------------------------------------------------------------------------

CORPORATE BONDS (Continued)
---------------------------------------------------------

LODGING -- 3.9%
  ARV Assisted Living
    6.750%, 04/01/06.........................     $1,000,000    $    946,250
  Carematrix Corp.
    6.250%, 08/15/04.........................     1,014,000        1,079,910
  Hilton Hotels Corp.
    5.000%, 05/15/06.........................     3,219,000        3,830,610
  Marriott International
    0.000%, 03/25/11.........................     1,312,000          864,280
  Signature Resorts, Inc.
    5.750%, 01/15/07.........................       999,000        1,193,805
                                                                ------------
                                                                   7,914,855
                                                                ------------
MACHINERY/EQUIPMENT -- 1.9%
  Thermo Electron Corp.
    4.250%, 01/01/03.........................     3,329,000        3,919,898
                                                                ------------
MANAGED HEALTHCARE/HMO'S/PPO'S -- 1.1%
  Tenet Healthcare
    6.000%, 12/01/05.........................     1,879,000        2,271,241
                                                                ------------
OILFIELD SERVICES/EQUIPMENT -- 1.9%
  Baker Hughes, Inc.
    0.000%, 05/05/08.........................     2,198,000        1,865,553
  Key Energy Group, Inc.
    5.000%, 09/15/04.........................       732,000          742,980
  Pride Petroleum Services, Inc.
    6.250%, 02/15/06.........................       414,000        1,188,698
                                                                ------------
                                                                   3,797,231
                                                                ------------
OTHER COMMERCIAL/INDUSTRIAL SERVICES -- 1.0%
  Corestaff, Inc.
    2.940%, 08/15/04.........................     2,315,000        2,109,544
                                                                ------------
OTHER PRODUCERS/MANUFACTURING -- 2.9%
  Alfa S.A. DE C.V. Euro,
    8.000%, 09/15/00.........................     1,180,000        2,340,790
  Alfa S.A. DE C.V.
    8.000%, 09/15/00.........................     1,000,000        1,960,000
  Halter Marine Group, Inc.
    4.500%, 09/15/04.........................     1,451,000        1,659,581
                                                                ------------
                                                                   5,960,371
                                                                ------------
                                                     PAR
                                                    VALUE          VALUE
----------------------------------------------------------------------------
SEMICONDUCTORS/ELECTRONIC COMPONENTS -- 2.5%
  Analog Devices
    3.500%, 12/01/00.........................     $1,179,000    $  1,974,825
  National Semiconductor
    6.500%, 10/01/02.........................     1,450,000        1,671,125
  Xilinx, Inc.
    5.250%, 11/01/02.........................     1,304,000        1,519,160
                                                                ------------
                                                                   5,165,110
                                                                ------------
SPECIALTY CHAINS -- 1.7%
  Staples, Inc.
    4.500%, 10/01/00.........................     2,544,000        3,339,000
  Staples Inc. Euro,
    4.500%, 10/01/00.........................       150,000          198,375
                                                                ------------
                                                                   3,537,375
                                                                ------------
TELECOMMUNICATIONS EQUIPMENT -- 0.7%
  Motorola, Inc.
    0.000%, 09/27/13.........................     1,619,000        1,380,198
                                                                ------------
TELECOMMUNICATIONS SERVICES -- 0.5%
  Smartalk Teleservices
    5.750%, 09/15/04.........................     1,028,000        1,117,950
                                                                ------------
TOTAL CORPORATE BONDS
  (Cost $99,284,536).......................................      115,999,628
                                                                ------------

----------------------------------------------------------------------------
COMMERCIAL PAPER -- 3.9%
----------------------------------------------------------------------------
  Associates Corp. of North America
    6.370%, 10/01/97
    (Cost $8,001,000)........................     8,001,000        8,001,000
                                                                ------------
TOTAL INVESTMENTS -- 100.7%
  (Cost $174,243,323)......................................      206,451,735
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.7%)............       (1,365,288)
                                                                ------------
NET ASSETS -- 100.0%.......................................     $205,086,447
                                                                ------------

---------------
* Non-Income Producing Security

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

BALANCED GROWTH FUND
INSTITUTIONAL PORTFOLIO
------------------------------------------------------------------------

                                MANAGEMENT TEAM

                              Catherine Somhegyi,
                       Partner, Chief Investment Officer,
                            Global Equity Management
                               Fred S. Robertson,
                       Partner, Chief Investment Officer,
                            Fixed Income Management
                           Lawrence S. Speidell, CFA,
                     Partner, Director of Global/Systematic
                              Portfolio Management
                                 John J. Kane,
                       Partner, Senior Portfolio Manager
                              James E. Kellerman,
                           Partner, Portfolio Manager
                              Malcom S. Day, CFA,
                               Portfolio Manager
                                 Susan Malone,
                               Portfolio Manager

  GOAL: The Balanced Growth Fund seeks to provide capital appreciation and current income by investing approximately 60% of total assets in equity and convertible securities primarily of U.S. companies and 40% of total assets in debt securities, money market instruments, and other short-term investments.

  REVIEW AND OUTLOOK: The Fund climbed 29.7% for the six-month period ending September 30 versus an 18.4% gain for a balanced index comprised of 60% S&P 500 Index and 40% Lehman Government/ Corporate Bond Index.

  A resurgence among small- and mid-cap stocks as well as gains among the Fund's technology holdings contributed to its advance in the period.

  Among the Fund's top performers were Avid Technology, Inc., a supplier of video, film, and audio editing systems, and Tekelec, a manufacturer of wireless communication systems.

  Avid Technology's digital systems are designed for faster, easier, and more cost-effective editing over traditional, analog tape-based systems.

  U.S. and international wireless service providers continue to show strong interest in Tekelec's switching systems, prompting analysts to revise revenue and earnings projections upward.

  With respect to our fixed income holdings, for much of the period, the U.S. bond market remained balanced between opposite poles. On one hand, reports of benign inflation buttressed investor confidence and boosted bond prices. On the other hand, tight capacity in the labor market and concerns that smoldering wage inflation could ignite broader price hikes pulled bond prices lower.

  Economic activity, as measured by monthly reports of Gross Domestic Product
(GDP), showed little evidence of a discernible trend. Rather than provide insight into the direction and magnitude of the U.S. economy, fluctuations in GDP growth contributed to heightened market volatility.

  Our long-term outlook for the U.S. fixed income market remains positive based upon solid fundamentals including our long-term positive expectations for inflation, the strength of the U.S. dollar; and the improved federal budget deficit.

  We are confident that the combination of our disciplined style of selecting dynamic growth stocks and the benefits of diversification offered by fixed-income securities will continue to deliver favorable long-term results.

                            REPRESENTATIVE HOLDINGS

                                Airborne Freight
                                Compaq Computer
                                 Dell Computer
                           North Fork Bancorporation
                           Robert Half International
                                 TJX Companies
                    Australian Govt. Debenture 9.50 8/15/03
                   Cox Communications Debenture 6.69 9/20/04
                       General Electric Note 7.50 8/21/35
                    United States Treasury Note 6.25 1/31/02

--------------------------------------------------------------------------------

BALANCED GROWTH INSTITUTIONAL PORTFOLIO
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN NICHOLAS-APPLEGATE BALANCED GROWTH INSTITUTIONAL PORTFOLIO WITH A MODEL INDEX CONSISTING OF 60% S&P 500 INDEX/40% LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX.

                           ANNUALIZED TOTAL RETURNS
                                As of 09/30/97                         SINCE
 1 YEAR                            3 YEARS                           INCEPTION
 26.54%                             21.02%                            13.68%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               BALANCED GROWTH
                INSTITUTIONAL
                  PORTFOLIO          BALANCED 60/40 INDEX
09-30-93              $ 250,000.00            $ 250,000.00
12-31-93                242,780.00              253,187.41
03-31-94                235,857.76              244,253.39
06-30-94                224,276.36              243,688.82
09-30-94                235,449.76              251,327.67
12-31-94                231,594.88              251,732.94
03-31-95                246,605.66              271,448.75
06-30-95                270,814.50              294,027.63
09-30-95                292,723.78              310,269.58
12-31-95                288,577.37              327,298.65
03-31-96                299,511.83              334,617.52
06-30-96                317,756.71              344,237.69
09-30-96                329,813.21              353,229.61
12-31-96                338,809.17              375,249.72
03-31-97                321,860.70              380,105.86
06-30-97                363,660.81              424,832.04
9/30/97                 417,349.62              450,136.78

This graph compares a $250,000 investment in the Balanced Growth Institutional Portfolio with a model index consisting of 60% Standard & Poor's ("S&P") 500 Index and 40% Lehman Brothers Government/Corporate Bond Index, on a cumulative and average annual total return basis. All return calculations reflect the reinvestment of income dividends and capital gains distributions, if any, as well as all fees and expenses applicable to the Portfolio.

The total returns for the Portfolio reflect the fact that fees and expenses in excess of certain expense limits specified in the investment management agreement have been deferred by Nicholas-Applegate Capital Management. Total return results would have been lower had there been no deferral of fees and expenses in excess of expense limitations.

The S&P 500 Index is an unmanaged index containing 500 industrial, transportation, utility and financial companies regarded as generally representative of the U.S. stock market.

The Lehman Brothers Government/Corporate Bond Index is an unmanaged market-weighted index consisting of all public obligations of the U.S. Government, its agencies and instrumentalities and all corporation issuers of fixed rate, non-convertible, investment grade U.S. dollar denominated bonds having maturities of greater than one year. It is generally regarded as representative of the market for domestic bonds.

Each index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

Past performance is no guarantee of future performance. Investment return and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1997 (UNAUDITED)
------------------------------------------------------------------------
BALANCED GROWTH FUND

                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------
COMMON STOCKS -- 63.3%
----------------------------------------------------------------------------
AIR FREIGHT/SHIPPING -- 1.5%
  Airborne Freight Corp......................         3,700     $    224,081
  Expeditors International Of Washington,
    Inc......................................         5,800          242,875
                                                                ------------
                                                                     466,956
                                                                ------------
AIRLINES -- 0.6%
  Continental Airlines Holding, Inc. *.......         4,700          185,062
                                                                ------------
ALCOHOLIC BEVERAGES -- 0.7%
  Canandaigua Wine Co........................         4,800          226,200
                                                                ------------
APPAREL -- 1.8%
  Jones Apparel Group, Inc. *................         3,700          199,800
  Kellwood Co................................         5,900          209,081
  Stride Rite Corp...........................        11,100          150,544
                                                                ------------
                                                                     559,425
                                                                ------------
AUTOMOTIVE EQUIPMENT -- 1.4%
  Federal-Mogul Corp.........................         5,200          193,050
  SPX Corp...................................         4,000          234,500
                                                                ------------
                                                                     427,550
                                                                ------------
BROADCASTING -- 0.0%
  Optel, Inc. *..............................           225                2
                                                                ------------
BUILDING MATERIALS CHAINS -- 0.6%
  Centex Construction Products, Inc..........         6,600          195,525
                                                                ------------
CATALOG/OUTLET STORES -- 0.5%
  Lands' End, Inc............................         4,900          150,981
                                                                ------------
CLOTHING CHAINS -- 2.8%
  Burlington Coat Factory, Inc...............         8,900          188,013
  Ross Stores, Inc...........................        11,400          389,025
  TJX Companies, Inc.........................         9,200          281,175
                                                                ------------
                                                                     858,213
                                                                ------------
COAL MINING -- 0.2%
  Zeigler Coal Holding Co....................         2,700           63,112
                                                                ------------
COMPUTERS/OFFICE AUTOMATION -- 6.0%
  Compaq Computer Corp. *....................         5,750          429,812
  Creative Tecchnology Ltd. *................         5,600          143,150
  Dell Computer Corp. *......................         4,600          445,625
  EMC Corp. *................................         4,400          256,850
  Quantum Corp. *............................         7,000          268,187
  Western Digital Corp. *....................         7,200          288,450
                                                                ------------
                                                                   1,832,074
                                                                ------------
CONTRACT DRILLING -- 3.3%
  Cliff's Drilling Co. *.....................         4,400          306,350
  Global Marine, Inc. *......................        11,100          369,075
  Marine Drilling Co., Inc. *................        10,700          334,375
                                                                ------------
                                                                   1,009,800
                                                                ------------
DEPARTMENT/DISCOUNT STORES -- 2.3%
  Family Dollar Stores, Inc..................         9,600          219,000

                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------

DEPARTMENT/DISCOUNT STORES (CONTINUED)

  MacFrugals Bargains Close-Outs, Inc. *.....         6,800     $    207,400
  Shopko Stores, Inc.........................         6,500          169,000
  Woolworth Corp.............................         4,300           95,137
                                                                ------------
                                                                     690,537
                                                                ------------
ELECTRONIC INSTRUMENTS -- 1.4%
  Avid Technology, Inc. *....................         6,900          224,250
  Orbotech, Ltd..............................         3,700          213,675
                                                                ------------
                                                                     437,925
                                                                ------------
FINANCE COMPANIES -- 1.5%
  Green Tree Financial Corp..................         1,500           70,500
  MBNA Corp..................................         3,100          125,550
  Student Loan Marketing Association.........         1,800          278,100
                                                                ------------
                                                                     474,150
                                                                ------------
GROCERY PRODUCTS -- 2.0%
  Dean Foods Corp............................         4,000          185,000
  Interstate Bakeries Corp...................         3,800          260,537
  Smithfield Foods, Inc. *...................         6,000          180,000
                                                                ------------
                                                                     625,537
                                                                ------------
HOME FURNISHINGS -- 1.8%
  Bed Bath and Beyond, Inc. *................         1,500           52,687
  Ethan Allen Interiors, Inc.................         8,800          272,800
  Furniture Brands International, Inc. *.....        11,200          211,400
                                                                ------------
                                                                     536,887
                                                                ------------
HOSPITALS -- 0.2%
  Health Management Associates, Inc. -- Class
    A *......................................         1,700           53,762
                                                                ------------
INVESTMENT COMPANIES -- 0.4%
  Bear Stearns Co............................         2,820          124,080
                                                                ------------
LIFE INSURERS -- 0.2%
  Conseco, Inc...............................         1,400           68,337
                                                                ------------
MANAGED HEALTHCARE/HMO'S/PPO'S -- 0.9%
  Oxford Health Plan, Inc. *.................         3,800          284,525
                                                                ------------
METALS -- 0.5%
  Bethlehem Steel Corp.......................        15,500          159,844
                                                                ------------
MILITARY/DEFENSE TECHNOLOGY -- 0.8%
  Rohr, Inc. *...............................         7,900          244,406
                                                                ------------
MONEY-CENTER BANKS -- 0.8%
  North Fork Bancorporation, Inc.............         8,000          232,000
                                                                ------------
MULTI-LINE INSURERS -- 0.6%
  Torchmark Corp.............................         5,000          196,250
                                                                ------------
OILFIELD SERVICES/EQUIPMENT -- 4.8%
  Camco International, Inc...................         4,700          327,825
  Cooper Cameron Corp. *.....................         4,400          315,975
  EVI, Inc...................................         4,600          294,400
  Rowan Cos., Inc. *.........................         2,900          103,313
  Tidewater, Inc.............................         2,200          130,350

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------

COMMON STOCKS (Continued)
---------------------------------------------------------
OILFIELD SERVICES/EQUIPMENT (CONTINUED)

  Varco International, Inc. *................         5,900     $    286,150
                                                                ------------
                                                                   1,458,013
                                                                ------------
OTHER COMMERCIAL/INDUSTRIAL SERVICES -- 0.3%
  Robert Half International, Inc. *..........         2,400           99,300
                                                                ------------
OTHER FINANCIAL SERVICES -- 1.1%
  Sunamerica, Inc............................         8,700          340,931
                                                                ------------
OTHER HEALTH TECHNOLOGY/SERVICES -- 0.9%
  HBO & Co...................................         7,200          271,800
                                                                ------------
OTHER PRODUCERS/MANUFACTURING -- 1.6%
  Crane Co...................................         4,300          176,837
  Herman Miller, Inc.........................         5,800          310,300
                                                                ------------
                                                                     487,137
                                                                ------------
PAPER -- 1.1%
  Fort James Corp............................         7,300          334,431
                                                                ------------
PROPERTY-CASUALTY INSURERS -- 0.8%
  Orion Capital Corp.........................         5,400          244,688
                                                                ------------
PUBLISHING -- 1.4%
  Central Newspapers, Inc....................         3,000          222,750
  Valassis Communication, Inc................         6,200          197,625
                                                                ------------
                                                                     420,375
                                                                ------------
REGIONAL/COMMERCIAL BANKS -- 0.6%
  Provident Financial Group..................         3,600          170,325
                                                                ------------
RESTAURANTS -- 0.7%
  Foodmaker, Inc. *..........................        11,500          216,344
                                                                ------------
SAVINGS & LOAN ASSOCIATIONS -- 0.7%
  Greenpoint Financial Corp..................         3,500          221,813
                                                                ------------
SEMICONDUCTORS/ELECTRONIC COMPONENTS -- 4.4%
  Altera Corp. *.............................         2,000          102,500
  Dallas Semiconductor Corp..................         4,700          210,325
  Jabil Circuit, Inc. *......................         7,400          484,700
  Unitrode Corp. Commo.......................         2,500          185,313
  Vitesse Semiconductor, Inc. *..............         7,650          379,153
                                                                ------------
                                                                   1,361,991
                                                                ------------
SOFTWARE -- 6.5%
  BMC Software, Inc . *......................         5,400          349,650
  Cadence Design Systems, Inc. *.............         1,800           96,300
  Compuware Corp. *..........................         6,100          369,050
  Keane, Inc. *..............................         8,800          279,400
  McAfee Associates, Inc. *..................         6,300          333,900
  Microsoft Corp. *..........................         1,600          211,700
  Peoplesoft, Inc. *.........................         5,400          322,650
                                                                ------------
                                                                   1,962,650
                                                                ------------
SPECIALTY CHAINS -- 1.2%
  Michaels Stores, Inc. *....................         5,900          180,319
                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------

SPECIALTY CHAINS (CONTINUED)

  Payless Shoesource, Inc. *.................         3,000     $    179,062
                                                                ------------
                                                                     359,381
                                                                ------------
SPECIALTY IMPORTS -- 0.6%
  Pier 1 Imports, Inc........................        10,500          188,344
                                                                ------------
TELEPHONE -- 0.6%
  Airtouch Communictions, Inc. *.............         5,300          187,819
                                                                ------------
TELECOMMUNICATIONS EQUIPMENT -- 2.5%
  CellStar Corp. *...........................         7,600          353,400
  Tekelec, Inc. *............................         6,600          224,813
  Tellabs, Inc. *............................         3,800          195,700
                                                                ------------
                                                                     773,913
                                                                ------------
TEXTILES -- 0.7%
  Carlisle Cos., Inc.........................         4,500          199,969
                                                                ------------
TOTAL COMMON STOCKS
  (Cost $12,147,100).......................................       19,402,364
                                                                ------------
----------------------------------------------------------------------------
PREFERRED STOCK -- 0.8%
----------------------------------------------------------------------------
BROADCASTING -- 0.4%
  Chancellor Media Corp. Series A, 12.250%
    *........................................         1,000          137,000
OTHER COMMUNICATION/INDUSTRIAL SERVICES -- 0.4%
  IXC Communications, Inc. *.................         1,000          116,000
                                                                ------------
TOTAL PREFERRED STOCKS
  (Cost $234,000)..........................................          253,000
                                                                ------------

                                                  PRINCIPAL
                                                   AMOUNT
----------------------------------------------------------------------------
CORPORATE BONDS -- 9.1%
----------------------------------------------------------------------------
AUTOMOBILES -- 0.3%
  Chrysler Corp.
    7.450%, 02/01/49.........................     $ 100,000          101,344
                                                                ------------
BANKS -- 0.8%
  First Union Corp.
    6.875%, 09/15/05.........................       225,000          226,758
                                                                ------------
COMMERCIAL/INDUSTRIAL SERVICES -- 0.2%
  Drypers Corp.
    10.25%, 06/15/07.........................        50,000           50,375
                                                                ------------
ELECTRONIC DATA PROCESSING -- 0.1%
  Electronic Retailing Systems, Inc.
    0.000%, 02/01/04.........................        50,000           33,500
                                                                ------------
FINANCIAL SERVICES -- 3.6%
  American Resource Corp. Services B
    7.450%, 12/15/26.........................       225,000          232,020
  Credit Suisse First Boston-London
    7.900%, 04/29/49.........................        95,000          100,344
  General Electric Capital Services
    7.500%, 08/21/35.........................       200,000          213,770

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BALANCED GROWTH FUND

                                                  PRINCIPAL
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------

CORPORATE BONDS (Continued)
---------------------------------------------------------
FINANCIAL SERVICES (CONTINUED)

  Hartford Life, Inc.
    7.650%, 06/15/27.........................     $ 125,000     $    130,425
  Ocwen Financial Corp.
    11.875%, 10/01/03........................        75,000           84,094
  Resource America, Inc.
    12.000%, 08/01/04........................        50,000           52,250
  Signature Resorts, Inc.*
    9.750%, 10/01/07.........................       100,000          101,000
  Suntrust Capital II
    7.900%, 06/15/27.........................       200,000          204,640
                                                                ------------
                                                                   1,118,543
                                                                ------------
INDUSTRIAL ENGINEERING/CONSTRUCTION -- 1.1%
  Cox Communications Inc
    6.690%, 09/20/04.........................       125,000          124,406
  Highway Master Comm
    13.750%, 09/15/05........................        75,000           78,750
  Musicland Group
    9.000%, 06/15/03.........................       150,000          135,000
                                                                ------------
                                                                     338,156
                                                                ------------
MISCELLANEOUS ASSETS -- 0.4%
  Arauco
    6.950%, 09/15/06.........................       125,000          124,538
                                                                ------------
MONEY-CENTER BANKS -- 0.5%
  ABN Amro Bank NV
    7.125%, 06/18/07.........................       150,000          153,797
                                                                ------------
OTHER COMMERCIAL/INDUSTRIAL SERVICES -- 0.7%
  Associated Materials, Inc.
    11.500%, 08/15/03........................       100,000          106,750
  Interlake Corp.
    12.125%, 03/01/02........................       100,000          104,500
                                                                ------------
                                                                     211,250
                                                                ------------
RENTAL/LEASING COMPANIES -- 0.4%
  Railcar Leasing LLC
    7.125%, 01/15/13.........................       125,000          128,438
                                                                ------------
RESTAURANTS -- 0.2%
  Foodmaker, Inc. *
    9.250%, 03/01/99.........................        71,000           72,864
                                                                ------------
TELEPHONE -- 0.8%
  Bellsouth Cap.
    7.120%, 07/15/47.........................       100,000          100,000
  Nextel Communications, Inc. Sr. Disc. Notes
    0.000%, 09/01/03.........................       150,000          145,500
                                                                ------------
                                                                     245,500
                                                                ------------
TOTAL CORPORATE BONDS
  (Cost $2,743,504)........................................        2,805,063
                                                                ------------
                                                  PRINCIPAL
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------

FOREIGN BONDS -- 6.1%
----------------------------------------------------------------------------
AUSTRALIAN -- 1.3%
  Australian Government
    9.500%, 08/15/03.........................     $ 475,000     $    406,877
                                                                ------------
CANADIAN -- 0.8%
  Canadian Government
    6.250%, 09/15/98.........................       310,000          228,468
                                                                ------------
DENMARK -- 1.6%
  Kingdom of Denmark
    8.000%, 11/15/01.........................       730,000          120,108
  Kingdom of Denmark
    8.000%, 05/15/03.........................     2,250,000          376,516
                                                                ------------
                                                                     496,624
                                                                ------------
GERMAN -- 2.4%
  Global Federal National Mortgage
    Association
    5.000%, 02/16/01.........................     1,300,000          742,248
                                                                ------------
TOTAL FOREIGN BONDS
  (Cost $1,905,029)........................................        1,874,217
                                                                ------------

----------------------------------------------------------------------------
CMO'S AND ASSET BACKED SECURITIES -- 4.7%
----------------------------------------------------------------------------
BANKS -- 0.4%
  Bank Boston Marine Trust
    6.570%, 11/15/09.........................       120,000          120,563
                                                                ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 2.4%
  Federal National Mortgage Association
    6.500%, 06/25/23.........................       350,000          345,516
  Federal National Mortgage Association
    6.500%, 07/25/23.........................       400,000          386,500
                                                                ------------
                                                                     732,016
                                                                ------------
FINANCE COMPANIES -- 0.7%
  Standard Credit Card Master Trust
    5.900%, 02/07/01.........................       200,000          199,813
                                                                ------------
FINANCIAL SERVICES -- 1.2%
  EQCC Home Equity Loan Trust
    6.470%, 08/15/10.........................       255,000          255,956
  Honda Auto Receivables Corp. Grantor Trust
    5.850%, 02/15/03.........................        55,889           55,854
  Signet Credit Card Master Trust
    5.400%, 02/15/02.........................        65,000           64,533
                                                                ------------
                                                                     376,343
                                                                ------------
TOTAL CMO'S AND ASSET BACKED SECURITIES
  (Cost $695,161)..........................................        1,428,735
                                                                ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 13.4%
----------------------------------------------------------------------------
U.S. TREASURY BONDS -- 3.9%
  10.625%, 08/15/15..........................     $ 205,000     $    295,272
  6.625%, 02/15/27...........................       890,000          911,502
                                                                ------------
                                                                   1,206,774
                                                                ------------
U.S. TREASURY NOTES -- 9.5%
  5.625%, 11/30/98...........................       400,000          399,676
  6.250%, 03/31/99...........................        75,000           75,553
  6.375%, 03/31/01...........................       780,000          790,085
  6.250%, 01/31/02...........................     1,480,000        1,493,779
  7.875%, 11/15/04...........................       130,000          142,997
                                                                ------------
                                                                   2,902,090
                                                                ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $4,046,890)........................................        4,108,864
                                                                ------------
----------------------------------------------------------------------------
MUTUAL FUND -- 1.7%
----------------------------------------------------------------------------
  Blackrock 2001 Term
    (Cost $505,050)..........................        60,000          510,000
                                                                ------------
                                                  PRINCIPAL
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------
COMMERCIAL PAPER -- 1.4%
----------------------------------------------------------------------------
  J.P. Morgan & Co., Inc.
    6.250%, 10/01/97
    (Cost $430,000)..........................     $ 430,000     $    430,000
                                                                ------------
----------------------------------------------------------------------------
WARRANTS -- 0.0%
----------------------------------------------------------------------------
ELECTRONIC INSTRUMENTS -- 0.0%
  Electronic Retailing Systems, Inc.
    (Cost $2,036)............................            50            3,000
                                                                ------------
TOTAL INVESTMENTS -- 100.5%
  (Cost $23,395,200).......................................       30,815,243
LIABILITES IN EXCESS OF ASSETS -- (0.5%)...................         (147,344)
                                                                ------------
NET ASSETS -- 100.0%.......................................     $ 30,667,899
                                                                ------------

---------------
* Non-Income Producing Security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

EMERGING COUNTRIES FUND
INSTITUTIONAL PORTFOLIO
------------------------------------------------------------------------

                                MANAGEMENT TEAM

                              Catherine Somhegyi,
                       Partner, Chief Investment Officer,
                            Global Equity Management
                           Lawrence S. Speidell, CFA,
                Partner, Director of Global/Systematic Portfolio
                            Management and Research
                                Pedro V. Marcal,
                            Senior Portfolio Manager
                                Aaron M. Harris,
                               Portfolio Manager
                                  Eswar Menon,
                               Portfolio Manager
                             Ernesto Ramos, Ph.D.,
                            Senior Portfolio Manager
                                 Jon Borchardt,
                          Assistant Portfolio Manager
                               Jessica Hilinski,
                          Assistant Portfolio Manager
                                Aylin Uckunkaya,
                               Investment Analyst

  GOAL: The Emerging Countries Fund seeks to provide long-term capital appreciation through investing in companies of developing countries around the world.

  REVIEW AND OUTLOOK: The Emerging Countries Fund delivered outstanding results during the period April 1 through September 30, 1997 based on the strength of stock selection. Notwithstanding the currency market debacle that sent equity prices lower in South East Asia, the Fund rose 19.3%, while its benchmark, the MSCI Emerging Markets Free Index, declined 1.2%.

  Applying our bottom-up approach, we select stocks based on their potential to benefit from positive changes in some of the world's fastest developing countries.

  Due to the currency turmoil in the region, few stocks met our investment criteria in South East Asia. The Fund was underweighted in the region relative to the benchmark. During the period, we continued to pick stocks that are poised to grow despite the unfavorable economic environment, such as export-oriented companies that generate their revenues in U.S. dollars. For example, we own PT Daya Guna Samudera, Indonesia's largest fully-integrated fishing company which exports its products. The company generates 95% of its revenues in U.S. dollars and is a direct beneficiary of the rupiah's devaluation.

  Another solid performer was Peak International, a Hong Kong-based precision-packaging materials producer with manufacturing facilities in China. The company is a leading low-cost provider of protective packages used for shipping integrated circuits.

  Our overweighting in Latin America relative to the benchmark was a major factor contributing to the Fund's gains in the period. We identified companies in the region benefiting from the ongoing trend toward privatization, deregulation, and infrastructure development. Companies including steel producer Siderugica Venezola benefited from Venezuela's infrastructure recovery. In Mexico, entertainment firm Corporacion Interamericana de Entretenimiento was a strong performer as the company continues to benefit from a consumer-led economic recovery.

  Eastern European stocks also performed well in the period. Gedeon Richter, a Hungarian pharmaceutical company, and the Portuguese cement company, Cimpor Cimentos, contributed significantly to the Fund's performance.

                            REPRESENTATIVE HOLDINGS

                           Banco Bradesco SA, Brazil
                        CIA Energetica De Minas, Brazil
             Corporacion Interamericana de Entretenimiento, Mexico
                              Disco SA, Argentina
                               Ferreyros SA, Peru
                            Gedeon Richter, Hungary
                      Gulf Indonesia Resources, Indonesia
                              Nice Systems, Israel
                                  NIIT, India
                           Peak International, China

--------------------------------------------------------------------------------

EMERGING COUNTRIES INSTITUTIONAL PORTFOLIO
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN NICHOLAS-APPLEGATE EMERGING COUNTRIES INSTITUTIONAL PORTFOLIO WITH THE MSCI EMERGING MARKETS FREE INDEX.

                                                                      SINCE
 1 YEAR                   ANNUALIZED TOTAL RETURNS                  INCEPTION
 32.93%                        As of 09/30/97                        20.25%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               EMERGING COUNTRIES       MSCI EMF
                 INSTITUTIONAL
                   PORTFOLIO             INDEX
28-Nov-94              $ 250,000.00    $ 250,000.00
31-Dec-94              $ 237,014.39    $ 218,040.00
31-Mar-95              $ 218,397.55    $ 190,998.80
30-Jun-95              $ 251,427.43    $ 210,822.59
30-Sep-95              $ 267,041.55    $ 209,469.00
31-Dec-95              $ 253,510.76    $ 206,645.60
31-Mar-96              $ 281,857.34    $ 219,517.82
30-Jun-96              $ 310,807.03    $ 228,680.27
30-Sep-96              $ 317,441.35    $ 220,416.86
31-Dec-96              $ 324,696.06    $ 219,117.48
31-Mar-97              $ 353,679.52    $ 237,659.83
30-Jun-97              $ 406,782.12    $ 257,998.91
30-Sep-97              $ 421,983.24    $ 234,867.12

This graph compares a $250,000 investment in the Emerging Countries Institutional Portfolio with the MSCI Emerging Markets Free Index ("EMF"), on a cumulative and average annual total return basis. All return calculations reflect the reinvestment of income dividends and capital gains distributions, if any, as well as all fees and expenses applicable to the Portfolio.

The total returns for the Portfolio reflect the fact that fees and expenses in excess of certain expense limits specified in the investment management agreement have been deferred by Nicholas-Applegate Capital Management. Total return results would have been lower had there been no deferral of fees and expenses in excess of expense limitations.

The MSCI EMF is a market capitalization weighted index composed of companies representative of the market structure of 22 Emerging Market countries in Europe, Latin America, and the Pacific Basin. The Index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners.

Index returns reflect the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

Past performance is no guarantee of future performance. Investment return and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1997 (UNAUDITED)
------------------------------------------------------------------------
EMERGING COUNTRIES FUND

                                                 NUMBER
                                                OF SHARES        VALUE
--------------------------------------------------------------------------
COMMON STOCKS -- 94.7%
--------------------------------------------------------------------------
ARGENTINA -- 5.6%
  Banco de Galicia Y Buenos Aires S.A. de
    C.V. -- ADR..............................       22,700   $     672,487
  Banco Frances del Rio de la Plata S.A. --
    ADR......................................       29,600         967,550
  Disco S.A. -- ADR*.........................       37,400       1,720,400
  Perez Companc S.A..........................      352,274       2,828,762
  Siderar S.A.I.C. -- A......................      342,836       1,902,740
  Siderca S.A. -- A..........................    1,306,714       3,920,141
  YPF Sociedad Anonima -- ADR................       75,300       2,776,687
                                                             -------------
                                                                14,788,767
                                                             -------------
BRAZIL -- 10.4%
  Banco Brasileiro de Decontos SA............   60,528,000         629,924
  Centrais Eletricas Brasileiras S.A. --
    ADR......................................      137,700       3,827,234
  Companhia Energetica de Minas Gerais PN....   85,715,000       4,710,647
  Companhia Energetica de Sao Paulo -- ADR...       22,000         548,196
  Companhia Energetica de Sao Paulo -- SP
    ADR......................................       28,000         697,704
  Companhia Paulista de Forca de Luz.........   13,614,700       2,423,650
  Compania Riograndense Telecom PFA..........      741,000         968,022
  Ericsson Telecomunicacoes SA...............   29,024,000       1,391,054
  Petroleo Brasiliero S.A. -- ADR............      134,800       3,789,767
  Telecomunicacoes Brasileiras SA -- ADR.....       29,229       3,763,234
  Telecomunicacoes de Sao Paulo SA --
    Preferred................................    6,299,966       1,926,683
  Telecomunicacoes do Parana SA --
    Preferred................................    2,643,628       1,954,846
  Uniao de Bancos Brasileiros S.A. -- GDR....       22,400         820,400
                                                             -------------
                                                                27,451,361
                                                             -------------
CHILE -- 4.3%
  Chilgener S.A. -- ADR......................       93,493       2,565,214
  CIA de Telecomunicaciones de Chile S.A. --
    ADR......................................       30,300         980,963
  Compania Cervecerias Unidos S.A. -- ADR....      100,400       2,886,500
  Enersis S.A. -- ADR........................       48,200       1,786,412
  Laboratorio Chile -- ADR...................       62,200       1,671,625
  Vina Concha y Toro S.A. -- ADR.............       42,000       1,296,750
                                                             -------------
                                                                11,187,464
                                                             -------------
CHINA -- 4.4%
  Beijing Datang Power Generation Co.,
    Ltd.*....................................    2,242,000       1,260,364
  China Merchants Holdings International Co.,
    Ltd......................................      606,000       1,401,835
  China Resources Enterprise Ltd.............      286,000       1,197,519
  Chongqing Changan Automobile Co., Ltd......       88,500          42,660
  Guangdong Kelon Electric Holdings..........      445,000         575,084
  Hutchison Whampoa Ltd......................       30,000         295,619
  Kowloon Motor Bus Co., Ltd.................      695,900       1,861,609
  Peak International Ltd.....................       62,800       1,499,350

                                                 NUMBER
                                                OF SHARES        VALUE
--------------------------------------------------------------------------

CHINA (CONTINUED)

  Qingling Motors Co.........................      163,000   $     103,218
  Shanghai Industrial Holdings Ltd...........      298,000       1,852,391
  Zhejiang Southeast Electric Power Co.,
    Ltd......................................    3,741,000       1,346,760
                                                             -------------
                                                                11,436,409
                                                             -------------
COLOMBIA -- 0.5%
  Banco Ganadero S.A. -- ADR.................       43,400       1,253,175
                                                             -------------
EGYPT -- 2.4%
  Al-Ahram Beverages Co. S.A.E. -- GDR.......        2,600          81,900
  Al-Ahram Beverages Co. S.A.E. -- GDR
    144A*....................................       43,000       1,354,500
  Ameriya Cement Co..........................       42,498       1,058,244
  Arabian International Construction Co......       29,500         697,194
  Commercial International Bank of Egypt --
    GDR*.....................................       53,100       1,274,400
  Commercial International Bank of Egypt --
    SP GDR*..................................        3,000          72,000
  Helwan Portland Cement Co..................       19,800         428,873
  Paints & Chemical Industries -- GDR
    144A*....................................      110,200       1,283,830
                                                             -------------
                                                                 6,250,941
                                                             -------------
GREECE -- 3.4%
  Aktor S.A..................................      113,640       1,471,747
  Attica Enterprises S.A.....................      111,200       1,394,332
  Hellenic Technodomiki S.A..................      120,800       1,614,244
  Sarantis S.A...............................       88,960       1,144,149
  Titan Cement Co. S.A.......................       22,600       1,364,275
  Titan Cement Co. S.A. -- Preferred.........       39,600       1,857,070
                                                             -------------
                                                                 8,845,817
                                                             -------------
HUNGARY -- 3.0%
  Danubius Hotel and Spa Rt..................        6,500         210,113
  Gedeon Richter Rt..........................       42,491       4,509,427
  Gedeon Richter -- GDR 144A*................        5,300         562,314
  Graboplast Rt..............................       12,560         743,104
  Matav Rt...................................        1,439         619,718
  Mol Magyar Olaj-Es Gazipari Rt.............       52,300       1,147,624
  Tigaz Rt...................................       27,400         191,048
                                                             -------------
                                                                 7,983,348
                                                             -------------
INDIA -- 6.6%
  Bharat Heavy Electricals Ltd...............       45,000         450,995
  BSES Ltd. -- GDR*..........................       42,000         866,250
  BSES Ltd. -- GDR 144A*.....................       30,000         618,750
  Hindalco Industries Ltd. -- ADR............       24,900         862,162
  Hindalco Industries Ltd. -- GDR............       53,200       1,842,050
  ITC Limited -- GDR.........................       66,200       1,340,550
  ITC Limited -- 144A*.......................       20,500         415,125
  Larsen & Toubro Ltd. -- GDR................        3,100          40,300
  Larsen & Toubro Ltd. -- GDR Reg S..........       21,500         279,500
  Mahindra & Mahindra Ltd. -- ADR............       12,500         146,875
  Mahindra & Mahindra Ltd. -- GDR*...........       64,000         752,000
  NIIT Ltd...................................      128,000       2,179,043
  Oriental Bank of Commerce Ltd..............      418,000         745,397
  Punjab Tractors Ltd........................       25,000         489,356
  Reliance Industries -- GDR.................       55,600       1,275,325

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                 NUMBER
                                                OF SHARES        VALUE
--------------------------------------------------------------------------

COMMON STOCKS (Continued)
---------------------------------------------------------
INDIA (CONTINUED)

  State Bank of India Ltd....................      125,000   $     956,421
  State Bank of India -- ADR.................       63,600       1,478,700
  State Bank of India -- GDR*................       38,000         883,500
  Videsh Sanchar Nigam Ltd. -- GDR*..........        3,000          50,625
  Videsh Sanchar Nigam Ltd. -- GDR 144A*.....       99,000       1,670,625
                                                             -------------
                                                                17,343,549
                                                             -------------
INDONESIA -- 0.5%
  PT Bank Bira TBK -- Foreign................      660,000         191,802
  PT Daya Guna Samudera -- Foreign...........      600,000       1,000,306
  PT Indofood Sukses Makmur -- Foreign.......       25,200          30,642
                                                             -------------
                                                                 1,222,750
                                                             -------------
ISRAEL -- 7.6%
  Bank Leumi Le-Israel.......................    1,176,000       1,935,233
  Elbit Systems Ltd..........................       92,100       1,266,375
  Formula Systems (1985) Ltd.................      111,406       3,388,253
  Gilat Satellite Networks Ltd.*.............       76,900       2,836,889
  Makhteshim Chemical Works Ltd..............      186,414       1,287,552
  New Dimension Software Ltd.................       51,900       1,070,438
  NICE-Systems Ltd. -- ADR*..................       45,900       2,581,875
  Tecnomatix Technologies Ltd.*..............       65,500       2,505,375
  Tefron Ltd.................................       36,600         732,000
  Teledata Communications Ltd.*..............       38,800       1,750,850
  Teva Pharmaceutical Industries Ltd. --
    ADR......................................       13,000         724,750
                                                             -------------
                                                                20,079,590
                                                             -------------
KOREA -- 2.7%
  Housing & Commercial Bank of Korea.........          310           5,327
  LG Information & Communication Ltd.........        9,844         956,200
  LG Semiconductor Co........................       36,000       1,216,991
  Pohang Iron & Steel Co.....................       23,520       1,886,040
  Pohang Iron & Steel Co., Ltd. -- ADR.......        3,700          95,275
  Samsung Electronics Co.....................       23,222       2,339,022
  SK Telecom Co., Ltd........................       10,570         648,516
                                                             -------------
                                                                 7,147,371
                                                             -------------
MEXICO -- 14.8%
  Alfa SA de C.V.............................      447,000       4,245,637
  Cemex S.A. de C.V. -- B....................      421,800       2,508,000
  Cifra S.A. de C.V. -- A....................    1,242,859       2,719,254
  Cifra S.A. de C.V. -- B....................        1,399           3,284
  Cifra S.A. de C.V. -- C....................       97,200         210,162
  Coca-Cola Femsa S.A. -- ADR................       23,000       1,335,438
  Consorcio ARA S.A. de C.V.*................      228,000         947,799
  Corparacion Geo S.A. de C.V. -- B*.........      173,097       1,076,008
  Corporacion Interamericana de
    Entertenimiento S.A.*....................    1,052,600       6,367,079
  Fomento Economico Mexicano
    S.A. -- B................................      308,000       2,655,856
  Grupo S.A. de C.V. -- B....................      533,000         120,731
  Grupo Cementos de Chihuahua S.A. de C.V....    1,400,000       1,917,117
  Grupo Elektra S.A. de C.V..................      174,900       2,827,212
                                                 NUMBER
                                                OF SHARES        VALUE
--------------------------------------------------------------------------

MEXICO (CONTINUED)

  Grupo Financiero Bancomer S.A. de C.V......    2,508,600   $   1,711,143
  Grupo Modelo S.A. de C.V...................      276,600       2,616,487
  Organizacion Soriana S.A. de C.V. -- B.....      671,500       2,679,086
  Pasteleria Francesa S.A....................    2,744,000       1,151,279
  Pepsi-Gemex S.A. -- GDR....................       82,100       1,400,831
  TV Azteca S.A. de C.V. -- ADR*.............      111,000       2,497,500
                                                             -------------
                                                                38,989,903
                                                             -------------
PAKISTAN -- 0.7%
  Hub Power Co.*.............................      635,000         849,648
  Pakistan State Oil Co., Ltd................       54,970         573,198
  SUI Northern Gas Pipelines*................      465,750         371,726
                                                             -------------
                                                                 1,794,572
                                                             -------------
PERU -- 1.4%
  Cementos Lima S.A..........................       54,400       1,107,308
  Cementos Norte Pacasmayo S.A...............            1               1
  Cervecercia Backus & Johnston S.A..........    1,339,704       1,320,229
  Enrique Ferreyros S.A......................      532,598         583,173
  Luz del Sur Servicios S.A. -- B............      480,800         584,548
                                                             -------------
                                                                 3,595,259
                                                             -------------
PHILIPPINES -- 0.9%
  Metropolitan Bank & Trust Co...............        1,437          12,996
  Music Corporation*.........................    5,155,000       2,312,169
  Selecta Dairy Products, Inc................       50,000           2,941
                                                             -------------
                                                                 2,328,106
                                                             -------------
POLAND -- 2.4%
  Amica Wronki S.A...........................       64,100       1,295,139
  Debica S.A.................................       44,000       1,281,991
  Elektrim Spolka Akcyjna S.A................      125,800       1,410,876
  Okocimskie Zaklady Piwowarskie S.A.........       52,200         320,996
  Polish National Investment Fund............       30,200       1,277,862
  Zaklady Przemyslu Cukierniczego Jutrzenka
    S.A......................................       26,700         664,568
                                                             -------------
                                                                 6,251,432
                                                             -------------
PORTUGAL -- 3.3%
  BPI-SGPS, SA...............................       49,000       1,115,573
  Cimpor-Cimentos de Portugal, SGPS, SA......       95,900       2,592,079
  Portugal Telecom SA........................      112,475       4,878,261
                                                             -------------
                                                                 8,585,913
                                                             -------------
RUSSIA -- 4.1%
  First NIS Regional Fund....................       15,000         292,500
  Kubanelectrosvyaz..........................       43,700         937,365
  Kuzbassenergo..............................      932,000         745,600
  Lukoil Holding -- ADR......................       15,400       1,512,665
  Moscow City Tele Network -- RDC 144A*......          554       1,301,900
  Tatneft -- ADR 144A*.......................       11,700       1,858,440
  Unified Energy Systems -- GDR..............    6,159,000       2,463,600
  Vimpel Communications -- ADR*..............       39,300       1,640,775
                                                             -------------
                                                                10,752,845
                                                             -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING COUNTRIES FUND

                                                 NUMBER
                                                OF SHARES        VALUE
--------------------------------------------------------------------------

COMMON STOCKS (Continued)
---------------------------------------------------------

SINGAPORE -- 2.4%
  Advanced Systems Automation Ltd............      383,000   $   1,096,646
  Creative Technology Ltd....................       87,000       2,223,938
  Datacraft Asia Ltd.........................      292,500         930,150
  Elec & Eltek International Co., Ltd........      160,000       1,408,000
  Parkway Holdings Ltd.......................      188,000         761,979
                                                             -------------
                                                                 6,420,713
                                                             -------------
SOUTH AFRICA -- 2.3%
  ABSA Group Ltd.............................       99,300         676,489
  Barlow Ltd.................................       84,800         968,909
  Bidvest Group Ltd..........................       41,086         334,999
  Dimension Data Holdings Ltd.*..............      263,000       1,100,418
  First SA Food Holdings Ltd.................      640,200         695,078
  First South Africa Corp., Ltd..............       62,500         546,875
  Liberty Life Association of Africa Ltd.....          330           9,630
  Meikles Africa Ltd.........................       30,000          65,250
  South African Breweries Ltd.*..............       59,334       1,721,902
                                                             -------------
                                                                 6,119,550
                                                             -------------
SRI LANKA -- 0.7%
  Ceylon Brewery Ltd.........................      125,700         158,180
  John Keells Holdings Ltd...................      238,000       1,357,718
  National Development Bank..................       82,000         364,597
                                                             -------------
                                                                 1,880,495
                                                             -------------
TAIWAN -- 2.1%
  ASE Test Ltd.*.............................       30,500       2,584,875
  China Steel Co. -- GDR*....................       33,825         680,728
  Compal Electronics Inc.....................       98,800         352,364
  ROC Taiwan Fund*...........................       45,000         545,625
  Siliconware Precision Industries -- GDR....       21,200         377,572
  Siliconware Precision Industries -- SP
    GDR......................................       39,000         694,590
  Taiwan Fund Inc............................       14,450         366,669
                                                             -------------
                                                                 5,602,423
                                                             -------------
TURKEY -- 2.8%
  Akbank T.A.S...............................   17,500,000       1,353,093
  Aksa Akrilik Kimya Sanayii A.S.............   15,010,000       1,482,947
  Aksigorta A.S..............................    5,813,000         391,196
  Brisa Bridgestone Sabanci Lastik San Ve Tic
    A.S......................................    3,066,000       1,352,131
  Haci Omer Sabanci Holding A.S.*............   27,321,000       1,204,878
  Vestel Elektronik Sanayi Ve Ticaret A.S....   16,173,000       1,482,062
                                                             -------------
                                                                 7,266,307
                                                             -------------
UNITED KINGDOM -- 0.3%
  Billiton PLC...............................      174,200         671,678
                                                             -------------

UNITED STATES OF AMERICA -- 1.3%
  800-Jr Cigar, Inc.*                               17,800         623,000
  Comverse Technology, Inc.*.................       21,000       1,107,750
  Harken Energy Corp.*.......................      258,900       1,650,487
                                                             -------------
                                                                 3,381,237
                                                             -------------
                                                 NUMBER
                                                OF SHARES        VALUE
--------------------------------------------------------------------------
VENEZUELA -- 3.8%
  Bancaracas Mercados de Capitales S.A.......      541,705   $     837,576
  Banco Provincial S.A.......................      334,326         728,401
  C.A. La Electricidad de Caracas S.A.C.A....      810,833       1,305,799
  Compania Anonima Nacional Telefonos de
    Venezuela -- ADR.........................       27,600       1,262,700
  Corimon C.A. S.A.C.A.......................   35,445,000       1,088,973
  Corimon C.A. S.A.C.A. -- ADR...............       21,300         163,744
  Corporacion Venezolana de Cementos
    S.A.C.A..................................      311,133         724,727
  Siderurgica Venezolana Sivensa, Saica
    S.A.C.A. -- ADR..........................      436,100       2,568,193
  Sudamtex de Venezuela -- 144A*.............       77,350       1,242,473
                                                             -------------
                                                                 9,922,586
                                                             -------------
TOTAL COMMON STOCKS
  (Cost $216,724,814).....................................     248,553,561
                                                             -------------

                                                PRINCIPAL
                                                 AMOUNT
--------------------------------------------------------------------------
CORPORATE BONDS -- 0.2%
--------------------------------------------------------------------------
UNITED STATES OF AMERICA
  Siliconware Precision Industries
    (Cost $610,000)
    0.500%, 7/21/2004........................  $   610,000         652,700
                                                             -------------
--------------------------------------------------------------------------
COMMERCIAL PAPER -- 5.5%
--------------------------------------------------------------------------
  Associates Corp. of North America
    6.370%, 10/01/1997.......................   12,964,000      12,964,000
  J.P. Morgan & Co., Inc.
    6.250%, 10/01/1997.......................    1,581,000       1,581,000
                                                             -------------
TOTAL COMMERCIAL PAPER
  (Cost $14,545,000)......................................      14,545,000
                                                             -------------

                                                 NUMBER
                                                OF SHARES
--------------------------------------------------------------------------
RIGHTS/WARRANTS -- 0.1%
--------------------------------------------------------------------------
HONG KONG -- 0.1%
  Guangnan Holdings -- Warrants
    (Cost $3,872)............................       84,857          35,092
                                                             -------------
TOTAL INVESTMENTS -- 100.5%
  (Cost $231,883,686).....................................     263,786,353

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.5%)...........
                                                                (1,302,072)
                                                             -------------
NET ASSETS -- 100%........................................   $ 262,484,281
                                                             -------------

---------------
* Non-Income Producing Security

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 1997 (UNAUDITED)
------------------------------------------------------------------------

EMERGING COUNTRIES FUND

                                              PERCENTAGE OF
INDUSTRY                                       NET ASSETS
--------------------------------------------  -------------
Alcoholic Beverages.........................         5.4%
Apparel.....................................         0.3
Automotive..................................         0.4
Automotive Equipment........................         1.0
Beverages/Soft Drinks.......................         1.2
Broadcasting................................         0.9
Building Materials..........................         6.2
Chemicals...................................         1.0
Closed End/Country Funds....................         0.9
Computers/Office Automation.................         1.4
Consumer Electrical.........................         0.8
Department/Discount Stores..................         2.2
Drugs/Pharmaceuticals.......................         2.8
Electric Utilities..........................        10.1
Electronics/Music Chains....................         1.6
Entertainment...............................         2.4
Finance Companies...........................         1.1
Food Chains.................................         1.4
Gas Pipelines...............................         0.1
Gas Utilities...............................         0.1
Grocery Products............................         1.1
Homebuilding................................         0.4
Industrial Engineering/Construction.........         1.7
Integrated Oil Companies....................         3.6
Investment Companies........................         0.4
Life Insurers...............................         0.0

                                              PERCENTAGE OF
INDUSTRY                                       NET ASSETS
--------------------------------------------  -------------
Lodging.....................................         0.1%
Machinery/Equipment.........................         1.4
Metals......................................         4.5
Miliary/Defense.............................         0.5
Money Center Banks..........................         0.8
Oil/Gas Production..........................         2.6
Other Commercial/Industrial Services........         1.3
Other Consumer Non-Durables.................         0.7
Other Consumer Services.....................         0.4
Other Energy................................         0.3
Other Production/Manufacturing..............         4.7
Other Transportation........................         1.2
Property-Casualty Insurance.................         0.1
Real Estate Development/Investment..........         0.9
Regional/Commercial Banks...................         5.3
Semiconductors/Electric Companies...........         3.6
Soaps/Cosmetics.............................         0.4
Software....................................         3.5
Telecommunication Equipment.................         3.7
Telecommunication Services..................         1.9
Telephone...................................         6.7
Textiles....................................         1.0
Tobacco Products............................         0.9
Short Term Obligations......................         5.5
Liabilities in Excess of Other Assets.......        (0.5)
                                                   -----
NET ASSETS..................................       100.0%
                                                   -----
                                                   -----

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

INTERNATIONAL SMALL CAP GROWTH FUND
INSTITUTIONAL PORTFOLIO
------------------------------------------------------------------------

                                MANAGEMENT TEAM

                              Catherine Somhegyi,
                       Partner, Chief Investment Officer,
                            Global Equity Management
                           Lawrence S. Speidell, CFA,
                Partner, Director of Global/Systematic Portfolio
                            Management and Research
                               Melisa Grigolite,
                               Portfolio Manager
                                 Aaron Harris,
                               Portfolio Manager
                                Pedro V. Marcal,
                            Senior Portfolio Manager
                                  Eswar Menon,
                               Portfolio Manager
                               Loretta J. Morris,
                            Senior Portfolio Manager
                                 Alex Muromcew,
                               Portfolio Manager
                             Ernesto Ramos, Ph.D.,
                            Senior Portfolio Manager
                                 John Tribolet,
                               Investment Analyst

  GOAL: The International Small Cap Growth Fund seeks to maximize long-term capital appreciation through investment in a portfolio of equity securities primarily of small non-U.S. companies.

  REVIEW AND OUTLOOK: The International Small Cap Growth Fund delivered strong results for the period April 1 through September 30, 1997, outperforming its benchmark, the Salomon EPAC/EMI (Europe Pacific Australasia Composite/Extended Market Index), on the strength of its superior stock selection. The Fund advanced 21.0% versus a 1.3% increase for the benchmark.

  Nicholas-Applegate invests for the International Small Cap Fund utilizing our bottom-up method of selecting the stocks of smaller-sized companies based on their potential to benefit from positive changes in countries around the world.

  The Fund's strong performance during the period can be attributed primarily to holdings in the technology sector.

  In the Netherlands, ASM Lithography and Baan, companies expected to benefit from the robust growth in the technology industry, were among the best-performing holdings in the Fund. ASM Lithography is forecast to enjoy continued progress as it participates in a consortium of leading technology firms that will develop lithography tools designed to support the next generation of computer equipment.

  Ibiden, a producer of next-generation plastic packages for Intel microprocessors, was one of the Fund's top-performing holdings in Japan. The company is a direct beneficiary of Intel's continued strong growth prospects.

  The July 1 handover of Hong Kong to China provided many excellent opportunities during the period. The Fund benefited from stock selection in many "red chips," stocks of mainland Chinese companies listed in Hong Kong.

  South East Asia's currency crisis presented a negative environment during the period. However, as a result of our bottom-up approach, we virtually eliminated our exposure to the Philippines, Malaysia, Indonesia, and Thailand prior to the crisis and did not find stocks meeting our criteria through the end of the period.

  Despite the challenges faced by a number of the world's markets, our International Small Cap Growth Fund continues to uncover opportunities fertile in regions across the globe.

                            REPRESENTATIVE HOLDINGS

                            Ares-Serono, Switzerland
                         Petroleum Geo Services, Norway
                             Tomra Systems, Norway
                            Raision Tehtaat, Finland
                                Porsche, Germany
                                Coflexip, France
                                 Terumo, Japan
                                 Ibiden, Japan
                               Siderar, Argentina
                             Ryanair Hldgs, Ireland

--------------------------------------------------------------------------------

INTERNATIONAL SMALL CAP GROWTH INSTITUTIONAL PORTFOLIO
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN NICHOLAS-APPLEGATE INTERNATIONAL SMALL CAP GROWTH INSTITUTIONAL PORTFOLIO WITH THE SALOMON EPAC EMI INDEX.

                      ANNUALIZED TOTAL RETURNS
                           As of 09/30/97
 1 YEAR                        5 YEARS                        SINCE INCEPTION
 32.54%                        15.75%                              7.94%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               INTERNATIONAL SMALL CAP       SALOMON EPAC
            GROWTH INSTITUTIONAL PORTFOLIO     EMI INDEX
6-07-90                        $250,000.00      $250,000.00
6-30-90                         253,508.33       253,375.00
9-30-90                         231,247.58       197,004.81
12-31-90                        209,211.19       207,595.54
3-31-91                         232,916.60       226,284.88
6-30-91                         225,592.75       212,795.64
9-30-91                         214,702.23       225,827.01
12-31-91                        220,956.09       221,428.65
3-31-92                         222,705.65       199,182.45
6-30-92                         225,491.10       208,235.89
9-30-92                         215,074.36       197,668.92
12-31-92                        199,945.80       187,284.92
3-31-93                         206,967.85       214,853.78
6-30-93                         258,884.82       236,985.21
9-30-93                         272,863.17       252,308.97
12-31-93                        238,402.04       244,111.79
3-31-94                         279,780.70       267,336.25
6-30-94                         279,984.47       278,219.91
9-30-94                         294,452.37       275,454.43
12-31-94                        279,984.47       267,145.81
3-31-95                         259,723.33       265,142.37
6-30-95                         277,882.19       264,344.48
9-30-95                         289,236.98       274,867.89
12-31-95                        285,933.80       279,947.91
3-31-96                         300,952.43       295,856.35
6-30-96                         330,318.73       309,413.14
9-30-96                         322,612.69       301,482.61
12-31-96                        346,843.24       298,064.13
3-31-97                         361,267.00       292,165.66
6-30-97                         409,436.85       313,224.92
9-30-97                         437,242.05       295,996.76

This graph compares a $250,000 investment in the International Small Cap Growth Institutional Portfolio with the Salomon EPAC EMI Index, on a cumulative and average annual total return basis. All return calculations reflect the reinvestment of income dividends and capital gains distributions, if any, as well as all fees and expenses. Performance results reflect the total returns of a predecessor limited partnership managed by Nicholas-Applegate Capital Management prior to the effective date of the Portfolio's registration statement which was 12/31/93. Limited partnership returns are restated to reflect all fees and expenses applicable to the Portfolio. If the limited partnership had been registered as an investment company under the federal securities laws, its performance might have been adversely affected because of the additional restrictions applicable to registered investment companies.

The total returns for the Portfolio reflect the fact that fees and expenses in excess of certain expense limits specified in the investment management agreement have been deferred by Nicholas-Applegate Capital Management. Total return results would have been lower had there been no deferral of fees and expenses in excess of expense limitations.

The Salomon EPAC Extended Market Index ("EMI") is an unmanaged index. It is a top-down, float capitalization-weighted index that includes shares of about 2,821 companies in 22 countries excluding Canada and the United States. Companies within the Index are smaller capitalization companies with available float market capitalizations greater than U.S. $100 million. Only issues that are legally and practically available to outside investors are included in the Index.

The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

Past performance is no guarantee of future performance. Investment return and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1997 (UNAUDITED)
------------------------------------------------------------------------
INTERNATIONAL SMALL CAP GROWTH FUND

                                                   NUMBER
                                                  OF SHARES        VALUE
---------------------------------------------------------------------------
COMMON STOCKS -- 97.3%
---------------------------------------------------------------------------
ARGENTINA -- 2.2%
  Banco Frances del Rio de la Plata
    S.A.-ADR.................................         7,015     $   229,303
  Disco S.A.-ADR*............................         8,300         381,800
  Siderar-A*.................................       101,232         561,838
  Siderca S.A.-A.............................        94,689         284,067
                                                                -----------
                                                                  1,457,008
                                                                -----------
BELGIUM -- 0.8%
  Barco N.V..................................         2,465         516,386
                                                                -----------
BRAZIL -- 2.0%
  Compania Riograndense Telecom PFA..........       379,200         495,376
  Telecomunicacoes do Parna S/A-Preferred....       652,021         482,141
  Uniao de Bancos Brasileiros S.A.-GDR.......         8,600         314,975
                                                                -----------
                                                                  1,292,492
                                                                -----------
CANADA -- 5.6%
  ATI Technologies, Inc.*....................        36,000         763,186
  Canadian Natural Resources Ltd.*...........        31,500         928,750
  Four Seasons Hotels, Inc...................         9,500         389,500
  Newcourt Credit Group, Inc ................        23,500         883,312
  Suncor Energy Inc..........................         8,400         305,101
  Yogen Fruz World Wide Inc.*................        69,800         414,123
                                                                -----------
                                                                  3,683,972
                                                                -----------
CHINA -- 0.3%
  China Merchants Holdings International Co.,
    Ltd......................................        52,000         120,289
  Qingling Motors Co.........................       108,000          68,390
                                                                -----------
                                                                    188,679
                                                                -----------
FINLAND -- 2.7%
  Huhtamaki Group............................         6,700         263,435
  Oy Nokia Ab-ADR............................         7,100         666,069
  Raision Tehtaat Oy.........................         7,300         833,481
                                                                -----------
                                                                  1,762,985
                                                                -----------
FRANCE -- 8.6%
  Atos (Ex-Axime) S.A.*......................         6,500         703,295
  Bertrand Faure S.A.........................        13,193         862,487
  Cap Gemini Sogeti SA.......................        12,200         791,607
  Coflexip S.A.-ADR..........................        15,000         843,750
  Compagnie Generale de Geophysique, SA-
    ADR......................................        32,700         895,162
  Dassault Systemes SA.......................         7,300         467,515
  Genset SA-ADR*.............................        27,400         578,825
  Zodiac S.A.................................         2,300         552,372
                                                                -----------
                                                                  5,695,013
                                                                -----------
GERMANY -- 3.8%
  Pfeiffer Vacuum Technology AG-ADR*.........        14,000         434,000
  Porsche AG.................................           500         865,776
  Schmalbach Lubeca AG.......................         2,000         435,152
  Sixt AG....................................         5,000         478,158

                                                   NUMBER
                                                  OF SHARES        VALUE
---------------------------------------------------------------------------

GERMANY (CONTINUED)

  Sixt AG-Preferred*.........................         3,860     $   279,583
                                                                -----------
                                                                  2,492,669
                                                                -----------
GREECE -- 0.5%
  Titan Cement Company S.A...................         5,250         316,922
                                                                -----------
HONG KONG -- 2.6%
  China Aerospace Intl. Hldg. Ltd............       261,000         173,708
  CNPC Hong Kong Ltd.*.......................       450,000         258,788
  Cosco International Holdings Ltd.*.........       305,200         343,143
  Gitic Enterprises Ltd.*....................       530,000         333,904
  Lippo China Resources......................       352,000         322,977
  Novel Denim Holdings Ltd.*.................        14,200         383,400
                                                                -----------
                                                                  1,815,920
                                                                -----------
HUNGARY -- 0.6%
  Gedeon Richter-GDR 144A*...................         3,800         403,169
                                                                -----------
INDIA -- 1.0%
  Hindalco Industries Ltd.-GDR...............        10,000         346,250
  State Bank of India-GDR*...................        12,900         299,925
                                                                -----------
                                                                    646,175
                                                                -----------
IRELAND -- 0.9%
  Ryanair Holdings PLC-ADR*..................        20,700         621,970
                                                                -----------
ISRAEL -- 0.4%
  Tecnomatix Technologies Ltd.*..............         6,400         244,800
                                                                -----------
ITALY -- 4.7%
  Credito Italiano SpA.......................       253,000         684,477
  La Rinascente SpA..........................       122,000         935,770
  Pininfarina SpA............................        41,800         772,482
  Telecom Italia Mobile SpA..................       176,000         698,433
                                                                -----------
                                                                  3,091,162
                                                                -----------
JAPAN -- 17.6%
  Circle K Japan Co., Ltd....................         9,600         438,912
  Fuji Soft ABC Inc..........................        25,090         827,086
  Fujimi Inc.................................         8,300         493,593
  Hirose Electric Ltd........................         9,900         728,960
  Ibiden Co., Ltd............................        38,000         679,836
  Keyence Corp...............................         4,300         601,897
  Matsumotokiyoshi Co........................        15,000         641,073
  Meitec Corp................................        22,000         705,181
  Mitsui Toatsu Chemicals, Inc...............       200,000         308,113
  Net One Systems Co., Ltd...................         6,000         357,808
  Nichiei Co., Ltd...........................         6,000         571,500
  NTT Data Corp..............................           160         724,893
  Orix Corp..................................         8,600         653,895
  Rohm Co., Ltd..............................         6,000         705,678
  Sumitomo Realty & Development..............        92,000         727,709
  Takeda Chemical Industries.................        24,000         719,592
  Terumo Corp................................        39,000         723,568
  Tokyo Seimitsu Co., Ltd....................        16,000         430,695
  Union Tool Co..............................        23,000         611,505
                                                                -----------
                                                                 11,651,494
                                                                -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                   NUMBER
                                                  OF SHARES        VALUE
---------------------------------------------------------------------------

COMMON STOCKS (Continued)
---------------------------------------------------------

KOREA -- 0.4%
  LG Information & Communication Ltd.........         2,681     $   260,420
                                                                -----------
MEXICO -- 3.4%
  Cifra S.A. de C.V.-A.......................       239,619         524,263
  Cifra S.A. de C.V.-B.......................            22              52
  Consorcio ARA S.A. de C.V.*................        94,500         392,838
  Corporacion Interamericana de
    Entretenimiento S.A.*....................        89,200         539,562
  Organizacion Soriana S.A. de C.V.-B........       198,800         793,153
                                                                -----------
                                                                  2,249,868
                                                                -----------
NETHERLANDS -- 6.2%
  ASM Lithography Holding NV*................        10,100       1,015,532
  Baan Co., NV*..............................        10,500         757,123
  Fugro NV...................................        11,000         384,152
  Internatio-Muller NV.......................        22,550         727,456
  Smit International NV......................        28,000         879,353
  Volker Wessels Stevin NV...................        11,140         359,372
                                                                -----------
                                                                  4,122,988
                                                                -----------
NEW ZEALAND -- 0.7%
  MAS Technology Ltd.-ADR*...................        19,300         439,075
                                                                -----------
NORWAY -- 3.9%
  Awilco ASA.................................        50,000         696,889
  Petroleum Geo-Services ASA-ADR*............        14,800       1,000,850
  Tomra Systems ASA..........................        38,900         895,417
                                                                -----------
                                                                  2,593,156
                                                                -----------
PAKISTAN -- 0.5%
  Hub Power Co., Ltd.*.......................       254,000         339,859
                                                                -----------
PHILIPPINES -- 0.4%
  Music Corporation*.........................       661,000         296,478
                                                                -----------
PORTUGAL -- 0.9%
  Portugal Telecom SA........................        14,400         624,556
                                                                -----------
RUSSIA -- 1.0%
  Lukoil Oil Co.-ADR.........................         2,975         292,219
  Vimpel-Communications-ADR*.................         9,600         400,800
                                                                -----------
                                                                    693,019
                                                                -----------
SINGAPORE -- 2.8%
  Datacraft Asia Ltd.........................       106,000         337,080
  Electronic Resources Ltd...................       313,500         569,739
  Lindeteves-Jacoberg Ltd....................       204,000         326,731
  MMI Holdings Ltd.*.........................       479,600         294,714
  Sunright Ltd...............................       179,000         291,371
                                                                -----------
                                                                  1,819,635
                                                                -----------
SOUTH AFRICA -- 0.5%
  Dimension Data Holdings Ltd.*..............        71,800         300,418
  Liberty Life Association of Africa Ltd.....            84           2,451
                                                   NUMBER
                                                  OF SHARES        VALUE
---------------------------------------------------------------------------

SOUTH AFRICA (CONTINUED)

  South African Breweries Ltd.*..............           175     $     5,079
                                                                -----------
                                                                    307,948
                                                                -----------
SPAIN -- 3.5%
  Cortefiel SA...............................        13,195         559,965
  Fomento De Construcciones y Contratas
    S.A......................................         4,700         724,725
  Tele Pizza S.A.*...........................        14,700       1,024,940
                                                                -----------
                                                                  2,309,630
                                                                -----------
SWEDEN -- 2.8%
  Ortivus AB-B*..............................        11,800         512,881
  Pricer AB*.................................        24,400         710,237
  Spectra Physics AB-A.......................        20,000         608,503
                                                                -----------
                                                                  1,831,621
                                                                -----------
SWITZERLAND -- 4.9%
  Adecco SA..................................         1,560         627,605
  Ares Serono Group..........................           610       1,099,099
  Kuoni Reisen Holdings AG...................           200         796,369
  Selectra Group*............................         5,000         725,535
                                                                -----------
                                                                  3,248,608
                                                                -----------
TAIWAN -- 1.6%
  ASE Test, Ltd.*............................        10,900         923,775
  Siliconware Precision Industries Co.*......        40,600         138,409
                                                                -----------
                                                                  1,062,184
                                                                -----------
TURKEY -- 1.1%
  Akbank T.A.S...............................     5,250,000         405,928
  Haci Omer Sabanci Holding A.S.*............     6,937,000         305,927
                                                                -----------
                                                                    711,855
                                                                -----------
UNITED KINGDOM -- 7.2%
  British Aerospace PLC......................           155           4,160
  Capita Group PLC...........................       127,000         582,909
  Dixons Group PLC...........................        57,200         595,211
  Doncasters PLC-ADR*........................        21,600         648,000
  Dr. Solomon's Group PLC*...................         8,200         208,075
  Ecsoft Group PLC-ADR*......................        30,600         539,325
  Getty Communications PLC-ADR*..............        16,700         308,950
  GKN PLC....................................           215           4,856
  Johnson Matthey PLC........................        69,400         757,430
  Next PLC...................................        41,100         481,718
  Pilkington PLC.............................       249,400         631,701
                                                                -----------
                                                                  4,762,335
                                                                -----------
UNITED STATES OF AMERICA -- 0.6%
  Comverse Technology, Inc.*.................         7,000         369,250
                                                                -----------
VENEZUELA -- 0.6%
  C.A. La Electricidad de Caracas............       233,333         375,769
                                                                -----------
TOTAL COMMON STOCKS
  (Cost $52,712,403).......................................      64,299,070
                                                                -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL SMALL CAP GROWTH FUND

                                                  PRINCIPAL
                                                     AMOUNT           VALUE
---------------------------------------------------------------------------
CONVERTIBLE BONDS -- 0.1%
---------------------------------------------------------------------------
SINGAPORE -- 0.1%
  Lindeteves-Jacoberg Ltd. Loan Stock
    07/28/2002
    (Cost $25,771)...........................     $  85,000     $    40,008
                                                                -----------
---------------------------------------------------------------------------
COMMERCIAL PAPER -- 0.7%
---------------------------------------------------------------------------
  J.P. Morgan & Co., Inc.
    6.250%, 10/01/1997
    (Cost $478,000)..........................       478,000         478,000
                                                                -----------

                                                     NUMBER
                                                  OF SHARES           VALUE
---------------------------------------------------------------------------
WARRANTS/RIGHTS -- 0.2%
---------------------------------------------------------------------------
SINGAPORE -- 0.2%
  Lindeteves-Jacoberg -- Warrants (Cost
    $32,760).................................        85,000     $    93,352
                                                                -----------
TOTAL INVESTMENTS -- 98.3%
  (Cost $53,248,934).......................................      64,910,430
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.7%..............       1,151,579
                                                                -----------
NET ASSETS -- 100.0%.......................................     $66,062,009
                                                                -----------

------------
* Non-Income Producing Security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 1997 (UNAUDITED)
------------------------------------------------------------------------

INTERNATIONAL SMALL CAP GROWTH FUND

                                              PERCENTAGE OF
INDUSTRY                                       NET ASSETS
--------------------------------------------  -------------
Aerospace...................................         1.3%
Airlines....................................         0.9
Alcoholic Beverages.........................         0.0
Automotive..................................         2.6
Automotive Equipment........................         1.3
Biotechnology...............................         2.5
Building Materials..........................         2.1
Chemicals...................................         1.6
Clothing Chains.............................         0.8
Computers/Office Automation.................         2.1
Containers..................................         0.7
Department/Discount Stores..................         2.0
Drugs/Pharmaceuticals.......................         0.6
Electric Utilities..........................         1.1
Electronic Instruments......................         3.5
Electronics/Music Chains....................         0.9
Entertainment...............................         0.8
Finance Companies...........................         2.2
Food Chains.................................         2.2
Grocery Products............................         1.7
Homebuilding................................         0.6
Industrial Engineering/Construction.........         3.3
Integrated Oil Companies....................         0.5
Investment Companies........................         0.5
Life Insurers...............................         0.0
Lodging.....................................         0.6

                                              PERCENTAGE OF
INDUSTRY                                       NET ASSETS
--------------------------------------------  -------------
Machinery/Equipment.........................         2.8%
Medical Supplies............................         1.9
Metals......................................         1.8
Money Center Banks..........................         2.0
Oil/Gas Production..........................         2.2
Oilfield Services/Equipment.................         3.8
Other Commercial/Industrial Services........         7.5
Other Consumer Services.....................         1.6
Other Production/Manufacturing..............         3.5
Other Retail Trade..........................         2.5
Other Transportation........................         1.3
Real Estate Development/Investment..........         2.1
Regional/Commercial Banks...................         0.9
Rental/Leasing Companies....................         2.1
Restaurants.................................         1.6
Semiconductors/Electric Companies...........         7.2
Software....................................         6.1
Specialty Chains............................         1.4
Telecommunication Equipment.................         2.2
Telecommunication Services..................         1.4
Telephone...................................         2.7
Textiles....................................         0.6
Wholesale Distribution......................         1.8
Short Term Obligations......................         0.9
Other Assets in Excess of Liabilities.......         1.7
                                                   -----
NET ASSETS..................................       100.0%
                                                   -----
                                                   -----

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

INTERNATIONAL CORE GROWTH FUND
INSTITUTIONAL PORTFOLIO
------------------------------------------------------------------------

                                MANAGEMENT TEAM

                              Catherine Somhegyi,
                       Partner, Chief Investment Officer,
                            Global Equity Management
                           Lawrence S. Speidell, CFA,
                Partner, Director of Global/Systematic Portfolio
                            Management and Research
                               Melisa Grigolite,
                               Portfolio Manager
                                 Aaron Harris,
                               Portfolio Manager
                                Pedro V. Marcal,
                            Senior Portfolio Manager
                                  Eswar Menon,
                               Portfolio Manager
                               Loretta J. Morris,
                            Senior Portfolio Manager
                                 Alex Muromcew,
                               Portfolio Manager
                             Ernesto Ramos, Ph.D.,
                            Senior Portfolio Manager
                                 John Tribolet,
                               Investment Analyst

  GOAL: The International Core Growth Fund seeks to maximize long-term capital appreciation through investment in a portfolio of equity securities primarily of larger-sized non-U.S. companies.

  REVIEW AND OUTLOOK: Our International Core Growth Fund delivered outstanding returns during the period April 1 through September 30, 1997. The Fund registered an increase of 26.9%, far outpacing its benchmark, the MSCI EAFE/EMF Index, up 11.7%.

  Nicholas-Applegate's bottom-up stock selection approach, combined with the Fund's underweighted position in South East Asia relative to the Index, were key to the portfolio's strong advance during the period.

  Our stock selection led us to discover companies that enjoy strong earnings growth. One example is ASE Test, a Taiwan-based provider of circuit testing for semiconductor manufacturers. The company, one of the Fund's best performers in the first six months of the fiscal year, is forecast to generate increased revenues from the expected expansion in technology spending worldwide.

  In Japan, a number of holdings in the technology sector were strong contributors to the Fund's gains. Nokia Corp., a leading supplier of telecommunications equipment, and Minebea, a manufacturer of ball bearings for computer keyboards, delivered solid returns.

  In Hong Kong, we found many exciting opportunities as the former British-ruled peninsula was handed over to China in July. The Fund's stock selection among "red chips," stocks of mainland Chinese companies listed in Hong Kong, benefited the portfolio.

  South East Asia's currency crisis presented a negative environment during the period. However, as a result of our bottom-up approach, we virtually eliminated our exposure to the Philippines, Malaysia, Indonesia, and Thailand prior to the crisis and did not find stocks meeting our criteria through the end of the period.

  Nicholas-Applegate believes prospects for larger-cap stocks in developed international markets are attractive. In Europe, for example, management teams are emulating the cost-cutting efficiencies achieved recently in the United States. Improved earnings growth and escalating stock prices are potential benefits of the restructuring trend.

                            REPRESENTATIVE HOLDINGS

                          ASM Lithography, Netherlands
                       British Aerospace, United Kingdom
                               Cap Gemini, France
                             Deutsche Bank, Germany
                                Ericsson, Sweden
                           Lloyds TSB, United Kingdom
                            Northern Telecom, Canada
                                  Sony, Japan
                             Telecom Italia, Italy
                      Telecomunicacoes Brasileiras, Brazil

--------------------------------------------------------------------------------

INTERNATIONAL CORE GROWTH INSTITUTIONAL PORTFOLIO
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN NICHOLAS-APPLEGATE INTERNATIONAL CORE GROWTH INSTITUTIONAL PORTFOLIO WITH THE MSCI EAFE INDEX.

                                 TOTAL RETURN
                               SINCE INCEPTION
                                As of 9/30/97
                                    43.44%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                INTERNATIONAL CORE GROWTH INSTITUTIONAL
                               PORTFOLIO                       MSCI EAFE INDEX
 12-27-96                     $250,000.00                        $250,000.00
 01-31-97                     274,599.99                         240,743.38
02-28-97                                         277,199.99           244,691.57
03-31-97                                         282,599.98           245,572.46
04-30-97                                         286,599.99           246,873.99
05-31-97                                         313,199.99           262,945.49
06-30-97                                         331,200.00           277,433.78
07-31-97                                         352,400.02           281,928.21
08-31-97                                         334,000.01           260,868.17
09-30-97                                         358,600.01           275,476.79

This graph compares a $250,000 investment in the International Core Growth Institutional Portfolio with the MSCI EAFE Index, on a cumulative and average annual total return basis. All return calculations reflect the reinvestment of income dividends and capital gains distributions, if any, as well as all fees and expenses applicable to the Portfolio.

The total returns for the Portfolio reflect the fact that fees and expenses in excess of certain expense limits specified in the investment management agreement have been deferred by Nicholas-Applegate Capital Management. Total return results would have been lower had there been no deferral of fees and expenses in excess of expense limitations.

The Morgan Stanley Capital International ("MSCI") Europe, Australia, Far East ("EAFE") Index is an unmanaged index that is a generally accepted benchmark for major overseas markets. The Index weightings represent the relative capitalizations of the major overseas markets included in the index on a U.S. dollar adjusted basis.

Index returns reflect the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

Past performance is no guarantee of future performance. Investment return and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1997 (UNAUDITED)
------------------------------------------------------------------------
INTERNATIONAL CORE GROWTH FUND

                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------
COMMON STOCKS -- 101.0%
----------------------------------------------------------------------------
ARGENTINA -- 1.8%
  Banco de Galicia y Buenos Aires S.A. de
    C.V. -- ADR..............................         9,200     $    272,550
  Perez Companc SA...........................        11,077           88,945
  Siderar S.A.I.C. -- A......................        27,200          150,960
  Siderca S.A. -- A..........................        64,739          194,218
  YPF Sociedad Anonima -- ADR................         3,000          110,625
                                                                ------------
                                                                     817,298
                                                                ------------
AUSTRALIA -- 1.6%
  Colonial Ltd.*.............................       114,500          377,926
  Westpac Banking Corp., Ltd.*...............        56,000          353,658
                                                                ------------
                                                                     731,584
                                                                ------------
BELGIUM -- 0.4%
  Banque Bruxelles Lambert SA................           660          169,931
                                                                ------------
BRAZIL -- 1.8%
  Centrais Eletricas Brasileiras SA -- ADR...        11,300          314,072
  Petroleo Brasiliero SA -- ADR..............         8,300          233,346
  Telecomunicacoes Brasileiras SA -- ADR.....           400           51,500
  Uniao de Bancos Brasileiros S.A. -- GDR....         6,200          227,075
                                                                ------------
                                                                     825,993
                                                                ------------
CANADA -- 6.3%
  ATI Technologies, Inc.*....................        16,000          339,194
  Canadian Natural Resources Ltd.*...........        21,400          630,960
  Four Seasons Hotel, Inc....................         8,000          328,000
  Newbridge Networks Corp.*..................         8,000          479,000
  Newcourt Credit Group, Inc.................        13,900          522,469
  Northern Telecom Ltd.......................         3,300          342,994
  Suncor Energy, Inc.........................         5,700          207,033
                                                                ------------
                                                                   2,849,650
                                                                ------------
CHILE -- 0.1%
  Laboratorio Chile -- ADR...................         2,100           56,438
                                                                ------------
CHINA -- 2.9%
  China Resources Enterprise Ltd.............        53,000          221,918
  Hutchison Whampoa Ltd......................        42,000          413,867
  Novel Demim Holdings Ltd.*.................        11,200          302,400
  Qingling Motors Co.........................       279,000          176,674
  Shanghai Industrial Holdings Ltd...........        32,000          198,914
                                                                ------------
                                                                   1,313,773
                                                                ------------
FINLAND -- 2.2%
  Oy Nokia Corp. AB -- ADR...................         5,250          492,516
  Raision Tehtaat Oy.........................         4,200          479,537
                                                                ------------
                                                                     972,053
                                                                ------------
FRANCE -- 6.6%
  Cap Gemini Sogeti SA.......................         8,600          558,018
  Compagnie Generale de Geophysique SA --
    ADR......................................         7,100          194,362
  Dassault Systemes S.A......................         5,700          365,046
  Schneider SA...............................         7,000          441,813

                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------

FRANCE (CONTINUED)

  Elf Aquitaine SA...........................         4,600     $    614,005
  Synthelabo SA..............................         3,400          402,258
  Usinor SA..................................        20,000          404,146
                                                                ------------
                                                                   2,979,648
                                                                ------------
GERMANY -- 5.2%
  Bayerische Motoren Werke AG................           290          246,316
  Deutsche Bank AG...........................         8,400          589,407
  Deutsche Lufthansa AG......................        19,500          383,446
  Mannesmann AG..............................         1,100          522,861
  RWE AG.....................................        12,600          611,034
                                                                ------------
                                                                   2,353,064
                                                                ------------
GREECE -- 0.5%
  Titan Cement Co. S.A.......................         3,600          217,318
                                                                ------------
INDIA -- 0.4%
  State Bank of India -- GDR*................         8,700          202,275
                                                                ------------
IRELAND -- 1.6%
  Bank of Ireland............................        26,700          332,518
  Ryanair Holdings PLC -- ADR*...............        13,300          399,623
                                                                ------------
                                                                     732,141
                                                                ------------
ISRAEL -- 1.1%
  Bank Leumi Le-Isreal.......................        50,000           82,280
  New Dimension Software Ltd.*...............         8,800          181,500
  Tecnomatix Technologies Ltd.*..............         2,400           91,800
  Teva Pharmaceutical Industries Ltd. --
    ADR......................................         2,200          122,650
                                                                ------------
                                                                     478,230
                                                                ------------
ITALY -- 4.9%
  Assicurazioni Generali SpA.................        19,700          445,095
  Credito Italiano SpA.......................       144,600          391,207
  La Rinascente SpA..........................        35,300          270,760
  Pininfarina SpA............................        14,000          258,726
  Telecom Italia Mobile SpA..................        75,900          301,199
  Telecom Italia SpA.........................        84,400          562,292
                                                                ------------
                                                                   2,229,279
                                                                ------------
JAPAN -- 20.7%
  Advantest Corp.............................         5,300          522,384
  Bridgestone Corp...........................        18,000          432,352
  Canon, Inc.................................        13,000          380,089
  Fujitsu Ltd................................        35,000          437,736
  Hirose Electric, Ltd.......................         4,000          294,529
  Ibiden Co., Ltd............................        30,000          536,713
  Keyence Corp...............................         2,500          349,940
  Mitsui Fudosan Co., Ltd....................        25,000          304,386
  Mitsui Toatsu Chemicals, Inc...............       140,000          215,679
  Nichiei Co., Ltd...........................         4,100          390,525
  Nintendo Co., Ltd..........................         5,000          467,967
  NTT Data Corp..............................            80          362,447
  Orix Corp..................................         5,300          402,982
  Rohm Co., Ltd..............................         4,000          470,452
  Seven-Eleven Japan Co., Ltd................         5,000          375,202
  SMC Corp...................................         3,500          333,375

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------

COMMON STOCKS (Continued)
---------------------------------------------------------
JAPAN (CONTINUED)

  Sony Corp..................................         6,400     $    604,299
  Sumitomo Bank, Ltd.........................        32,000          482,379
  Takeda Chemical Industries.................        16,000          479,728
  TDK Corp...................................         6,000          536,713
  Terumo Corp................................        23,000          426,720
  Tokyo Electron Ltd.........................         9,000          549,385
                                                                ------------
                                                                   9,355,982
                                                                ------------
MEXICO -- 4.7%
  Alfa S.A. de C.V. -- A.....................        76,000          721,853
  Cifra S.A. de C.V. -- A....................       207,527          454,049
  Cifra S.A. de C.V. -- B....................            21               49
  Cifra S.A. de C.V. -- C....................        19,200           41,514
  Corporacion Interamericana de
    Entretenimiento S.A.*....................        74,000          447,619
  Organizacion Soriana S.A. de C.V. -- B.....        80,400          320,772
  TV Azteca S.A. de C.V. -- ADR*.............         5,800          130,500
                                                                ------------
                                                                   2,116,356
                                                                ------------
NETHERLANDS -- 7.2%
  Aegon NV...................................             8              641
  AKZO Nobel NV..............................         2,400          410,150
  ASM Lithography Holding NV*................         4,400          442,410
  Baan Co., NV*..............................         3,180          229,300
  ING Groep NV...............................         3,100          142,375
  Internati -- Muller NV.....................         4,400          141,943
  KLM Royal Dutch Airlines NV................        10,085          352,197
  Philips Electronics NV.....................         8,700          736,184
  PolyGram NV................................         6,400          370,795
  Royal Dutch Petroleum Co...................         8,000          444,000
                                                                ------------
                                                                   3,269,995
                                                                ------------
NORWAY -- 0.9%
  Petroleum Geo-Services ASA -- ADR*.........         6,250          422,656
                                                                ------------
PHILIPPINES -- 0.4%
  Music Corporation*.........................       449,000          201,390
                                                                ------------
POLAND -- 0.2%
  Elektrim Spolka Akcyjna S.A................         7,100           79,628
                                                                ------------
PORTUGAL -- 1.3%
  BPI-SGPS, SA...............................         6,300          143,431
  Cimpor-Cimentos de Portugal, SGPS, SA......         4,900          132,442
  Portugal Telecom SA........................         6,750          292,761
                                                                ------------
                                                                     568,634
                                                                ------------
RUSSIA -- 0.6%
  Lukoil Oil Co. -- ADR......................         2,975          292,219
                                                                ------------
SINGAPORE -- 1.8%
  Datacraft Asia Ltd.........................        61,000          193,980
  Electronic Resources Ltd...................       156,000          283,507
  MMI Holding Ltd.*..........................       118,200           72,634
  Parkway Holdings Ltd.......................        31,000          125,646
                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------

SINGAPORE (CONTINUED)

  Sunright Ltd...............................        81,000     $    131,849
                                                                ------------
                                                                     807,616
                                                                ------------
SOUTH AFRICA -- 0.7%
  Barlow Ltd.................................        10,400          118,828
  Dimension Data Holdings Ltd.*..............        48,800          204,184
                                                                ------------
                                                                     323,012
                                                                ------------
SPAIN -- 3.7%
  Banco Central Hispano Americano SA.........         2,200           91,888
  Cortefiel SA...............................        10,100          428,620
  Fomento de Construcciones y Contratas SA...         1,300          200,456
  Tabacalera SA -- A.........................         8,900          624,718
  Tele Pizza S.A.*...........................         4,500          313,757
                                                                ------------
                                                                   1,659,439
                                                                ------------
SWEDEN -- 2.0%
  ABB AB -- A................................        19,000          269,019
  Pricer AB*.................................        10,900          317,278
  Telefonaktiebolaget LM Ericsson -- ADR.....         6,600          316,388
                                                                ------------
                                                                     902,685
                                                                ------------
SWITZERLAND -- 5.0%
  Adecco SA..................................           970          390,241
  Ares-Serono Group..........................           320          576,577
  Kuoni Reisen Holdings AG...................           120          477,821
  Nestle SA..................................           300          417,990
  Novartis AG................................           150          230,039
  Swiss Reinsurance Co.......................           100          149,990
                                                                ------------
                                                                   2,242,658
                                                                ------------
TAIWAN -- 0.7%
  Ase Test Ltd.*.............................         3,500          296,625
                                                                ------------
TURKEY -- 0.4%
  Haci Omer Sabanci Holding AS*..............     4,685,000          206,612
                                                                ------------
UNITED KINGDOM -- 12.3%
  Bank of Ireland............................        10,000          124,305
  Barclays PLC...............................        17,500          472,757
  British Aerospace PLC......................        15,600          418,661
  BTR PLC....................................        68,000          275,907
  Dixons Group PLC...........................        40,600          422,475
  Doncoasters PLC -- ADR*....................        12,600          378,000
  Glaxo Wellcome PLC.........................        18,000          404,954
  J. Sainsbury PLC...........................        46,000          344,714
  Johnson Matthey PLC........................        59,700          651,564
  Ladbroke Group PLC.........................        96,600          424,677
  Lloyds TSB Group PLC.......................        34,300          461,780
  Misys (Jersey) Ltd.*.......................         1,771           44,429
  Misys PLC..................................        14,000          353,474
  Next PLC...................................        28,300          331,694
  Pilkington PLC.............................       171,900          435,402
                                                                ------------
                                                                   5,544,793
                                                                ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL CORE GROWTH FUND

                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------

COMMON STOCKS (Continued)
---------------------------------------------------------

UNITED STATES OF AMERICA -- 0.5%
  Syntel Inc.*...............................        12,900     $    204,788
                                                                ------------
VENEZUELA -- 0.5%
  Compania Anonima Nacional Telefonos de
    Venezuela -- ADR.........................         3,100          141,825
  Siderurgica Venezolana S.A.C.A.............        16,600           97,757
                                                                ------------
                                                                     239,582
                                                                ------------
TOTAL COMMON STOCKS
  (Cost $41,720,975).......................................       45,663,345
                                                                ------------

                                                  PRINCIPAL
                                                     AMOUNT            VALUE
----------------------------------------------------------------------------
COMMERCIAL PAPER -- 0.6%
----------------------------------------------------------------------------
  J.P. Morgan & Co., Inc. 6.250%,
    10/01/97
    (Cost $277,000)..........................     $ 277,000     $    277,000
                                                                ------------
TOTAL INVESTMENTS -- 101.6%
  (Cost $41,997,975).......................................       45,940,345
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.6%)............         (741,112)
                                                                ------------
NET ASSETS -- 100.0%.......................................     $ 45,199,233
                                                                ------------

------------
* Non-Income Producing Security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 1997 (UNAUDITED)
------------------------------------------------------------------------

INTERNATIONAL CORE GROWTH FUND

                                              PERCENTAGE OF
INDUSTRY                                       NET ASSETS
--------------------------------------------  -------------
Aerospace...................................         0.7%
Airlines....................................         2.0
Automotive..................................         1.3
Automotive Equipment........................         0.5
Biotechnology...............................         0.7
Broadcasting................................         1.4
Building Materials..........................         2.9
Chemicals...................................         1.2
Clothing Chains.............................         0.1
Computers/Office Automation.................         2.9
Consumer Electrical.........................         1.1
Department/Discount Stores..................         3.6
Drugs/Pharmaceuticals.......................         6.0
Electric Utilities..........................         0.8
Electric Products Miscellaneous.............         0.2
Electronic Instruments......................         4.2
Electronics/Music Chains....................         0.9
Entertainment...............................         0.6
Finance Companies...........................         0.5
Food Chains.................................         1.0
Grocery Products............................         1.5
Industrial Engineering/Construction.........         0.6
Integrated Oil Companies....................         4.0
Investment Companies........................         1.8
Leisure/Gaming..............................         0.6
Lodging.....................................         1.2
Machinery/Equipment.........................         2.1
Medical Supplies............................         0.9
Metals......................................         2.7

                                              PERCENTAGE OF
INDUSTRY                                       NET ASSETS
--------------------------------------------  -------------
Money Center Banks..........................         8.2%
Multi-Line Insurers.........................         0.6
Oil/Gas Production..........................         3.8
Oilfield Services/Equipment.................         0.1
Other Commercial/Industrial Services........         2.9
Other Consumer Non-Durables.................         1.0
Other Consumer Services.....................         0.5
Other Energy................................         0.3
Other Financial Services....................         0.3
Other Production/Manufacturing..............         5.8
Real Estate Development/Investment..........         0.6
Regional/Commercial Banks...................         2.8
Rental/Leasing Companies....................         0.3
Reinsurance.................................         0.3
Restaurants.................................         0.4
Retail/Food Distribution....................         1.1
Savings & Loans/Thrifts.....................         0.4
Semiconductors/Electric Companies...........         7.3
Software....................................         4.5
Specialty Chains............................         0.9
Telecommunication Equipment.................         3.3
Telecommunication Services..................         4.3
Textiles....................................         1.5
Tobacco Products............................         1.0
Toys........................................         0.5
Wholesale Distribution......................         0.3
Short Term Obligations......................         0.6
Liabilities in Excess of Other Assets.......        (1.6)
                                                   -----
NET ASSETS..................................       100.0%
                                                   -----
                                                   -----

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

WORLDWIDE GROWTH FUND
INSTITUTIONAL PORTFOLIO
------------------------------------------------------------------------

                                MANAGEMENT TEAM

                              Catherine Somhegyi,
                       Partner, Chief Investment Officer,
                            Global Equity Management
                           Lawrence S. Speidell, CFA,
                     Partner, Director of Global/Systematic
                              Portfolio Management
                                 John J. Kane,
                       Partner, Senior Portfolio Manager
                               Melisa Grigolite,
                               Portfolio Manager
                                 Aaron Harris,
                               Portfolio Manager
                                Pedro V. Marcal,
                            Senior Portfolio Manager
                                  Eswar Menon,
                               Portfolio Manager
                               Loretta J. Morris,
                            Senior Portfolio Manager
                                 Alex Muromcew,
                               Portfolio Manager
                             Ernesto Ramos, Ph.D.,
                            Senior Portfolio Manager
                                Mark Stuckelman,
                               Portfolio Manager
                                 John Tribolet,
                               Investment Analyst
  GOAL: The Nicholas-Applegate Worldwide Growth Fund seeks to maximize long-term capital appreciation through investing in a portfolio of growth stocks of U.S. and international companies.

  REVIEW AND OUTLOOK: The Worldwide Growth Fund registered a 26.4% increase during the period April 1 through September 30, 1997, outperforming its benchmark, the MSCI World Index, up 18.3%. Stock selection, particularly within the technology sector in the United States and overseas, bolstered returns for the portfolio.

  As businesses around the world invest in technology infrastructure and purchase large amounts of computer hardware and software, we continued to identify many companies benefiting from this trend. Some of the Fund's strongest performers during the first six months of the fiscal year were U.S.-based technology companies Dell Computer, Intel, and Compaq Computer.

  Reflecting the dramatic increase in demand for high-tech products, technology spending as a percentage of U.S. gross domestic product has tripled during the last five years. Other industrialized economies are expected to experience a similar trend.

  In the Netherlands, some of our best-performing holdings were also in technology. ASM Lithography benefited from an increased demand in the semiconductor industry, and Baan registered increased sales for its business management software products.

  Elsewhere in the world, we unearthed exciting stock picks in Japan, Taiwan, Italy, and Spain. Despite Japan's economic troubles during the period, Nicholas-Applegate's bottom-up stock selection approach helped us identify stocks which continue to thrive despite the unfavorable domestic climate. Healthcare shares, such as Takeda, a pharmaceutical company, and Terumo, a medical equipment exporter, were some of the contributors to the Fund's gains. Japan's healthcare industry is expected to benefit from an aging Japanese population.

  As we continue to find many excellent opportunities around the world using our bottom-up method of stock selection, our outlook for the Fund remains very positive.

                            REPRESENTATIVE HOLDINGS

                                Advantest, Japan
                          Ares-Serono SA, Switzerland
                       British Aerospace, United Kingdom
                         Compaq Computer, United States
                          Dell Computer, United States
                             Deutsche Bank, Germany
                               Lufthansa, Germany
                         Petroleum Geo Services, Norway
                                  Sony, Japan
                             Telecom Italia, Italy

--------------------------------------------------------------------------------

WORLDWIDE GROWTH INSTITUTIONAL PORTFOLIO
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN NICHOLAS-APPLEGATE WORLDWIDE GROWTH INSTITUTIONAL PORTFOLIO WITH THE MSCI WORLD INDEX.

                           ANNUALIZED TOTAL RETURNS
                                As of 09/30/97                         SINCE
 1 YEAR                            3 YEARS                           INCEPTION
 33.60%                             18.36%                            15.92%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                WORLDWIDE GROWTH       MSCI WORLD
                 INSTITUTIONAL
                   PORTFOLIO             INDEX
19-Apr-93               $250,000.00     $250,000.00
31-Dec-93                250,600.00      254,061.23
31-Mar-94                263,000.00      255,609.44
30-Jun-94                258,600.00      263,296.68
30-Sep-94                272,200.00      268,946.15
31-Dec-94                258,091.09      267,012.17
31-Mar-95                262,104.94      279,072.01
30-Jun-95                277,357.61      290,978.78
30-Sep-95                303,648.39      306,816.19
31-Dec-95                297,700.90      321,380.29
31-Mar-96                315,501.56      334,459.71
30-Jun-96                337,394.33      344,170.41
30-Sep-96                337,803.52      348,762.29
31-Dec-96                352,799.84      364,721.36
31-Mar-97                357,071.62      365,767.30
30-Jun-97                410,594.64      420,804.27
31-Sep-97                451,302.33      432,841.01

This graph compares a $250,000 investment in the Worldwide Growth Institutional Portfolio with the Morgan Stanley Capital International ("MSCI") World Index, on a cumulative and average annual total return basis. The Portfolio calculates its performance based upon the historical performance of its corresponding series ("Fund") of Nicholas-Applegate Investment Trust, adjusted to reflect sales charges and Portfolio operating expenses. The effective date of the Institutional Portfolio's registration statement was on 10/1/93. All return calculations reflect the reinvestment of income dividends and capital gains distributions, if any, as well as all fees and expenses applicable to the Portfolio.

The total returns for the Portfolio reflect the fact that fees and expenses in excess of certain expense limits specified in the investment management agreement have been deferred by Nicholas-Applegate Capital Management. Total return results would have been lower had there been no deferral of fees and expenses in excess of expense limitations.

MSCI World Index consists of more than 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand, and the Far East. The Index is a market-value weighted combination of countries and is unmanaged.

The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

Past performance is no guarantee of future performance. Investment return and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1997 (UNAUDITED)
------------------------------------------------------------------------
WORLDWIDE GROWTH FUND

                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------
COMMON STOCKS -- 98.0%
----------------------------------------------------------------------------
ARGENTINA -- 1.1%
  Banco Frances del Rio de la Plata S.A. --
    ADR......................................        16,100     $    526,269
  Perez Companc S.A..........................        47,637          382,529
  Siderar S.A.I.C. -- A......................         7,728           42,890
  Siderca S.A. -- A..........................       197,566          592,698
                                                                ------------
                                                                   1,544,386
                                                                ------------
AUSTRALIA -- 0.3%
  Australian Gas & Light Co., Ltd............         3,170           21,584
  Colonial Ltd.*.............................       103,600          341,949
                                                                ------------
                                                                     363,533
                                                                ------------
BRAZIL -- 1.2%
  Centrais Electricas Brasileiras SA -- ADR..        25,000          694,850
  Telecomunicacoes Brasileiras SA -- ADR.....         1,700          218,875
  Telecomunicacoes do Parana SA --
    Preferred................................       487,554          360,525
  Uniao de Bancos Brasileiros S.A. -- GDR....        11,900          435,838
                                                                ------------
                                                                   1,710,088
                                                                ------------
CANADA -- 3.9%
  Canadian Natural Resources Ltd.*...........        33,500          987,718
  Four Seasons Hotels, Inc...................        14,000          574,000
  Newbridge Networks Corp. -- ADR*...........        16,000          958,000
  Newcourt Credit Group, Inc.................        32,500        1,221,601
  Northern Telecom Ltd. -- ADR...............        10,000        1,039,375
  Suncor, Inc................................        17,800          646,523
                                                                ------------
                                                                   5,427,217
                                                                ------------
CHINA -- 1.8%
  China Resources Enterprise Ltd.............       110,000          460,584
  Hutchison Whampoa Ltd......................       118,600        1,168,681
  Qingling Motors Co. Ltd....................       500,000          316,619
  Shanghai Industrial Holdings Ltd...........        81,000          503,502
                                                                ------------
                                                                   2,449,386
                                                                ------------
FINLAND -- 2.1%
  Oy Nokia Ab -- ADR.........................        16,200        1,519,763
  Raision Tehtaat Oy.........................        13,000        1,484,282
                                                                ------------
                                                                   3,004,045
                                                                ------------
FRANCE -- 4.4%
  AXA-UAP....................................         8,000          536,614
  Cap Gemini Sogeti SA.......................        21,000        1,362,602
  Dassault Systemes S.A......................        10,900          698,070
  Elf Aquitaine SA...........................         7,300          974,400
  Schneider SA...............................        14,000          883,627
  Synthelabo SA..............................         7,000          828,179
  Usinor Sacilor S.A.........................        40,000          808,292
                                                                ------------
                                                                   6,091,784
                                                                ------------
GERMANY -- 4.4%
  Bayerische Motoren Werke AG................         2,000        1,698,732
  Deutsche Bank AG...........................        18,100        1,270,032
  Deutsche Lufthansa AG......................        71,000        1,396,135
  Mannesmann AG..............................         1,700          808,058

                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------

GERMANY (CONTINUED)

  RWE AG.....................................        21,200     $  1,028,090
                                                                ------------
                                                                   6,201,047
                                                                ------------
GREECE -- 0.4%
  Titan Cement Co. S.A.......................         8,300          501,039
                                                                ------------
INDIA -- 0.8%
  Bombay Suburban Electric Supply Co.,
    Ltd......................................         8,100           43,277
  HDFC Bank Ltd..............................       250,000          480,370
  State Bank of India -- GDR*................        24,400          567,300
                                                                ------------
                                                                   1,090,947
                                                                ------------
IRELAND -- 0.6%
  Bank of Ireland............................        65,000          807,981
                                                                ------------
ISRAEL -- 1.0%
  Bank Leumi Le-Israel.......................       204,000          335,704
  Makhteshim Chemical Works, Ltd.............        44,700          308,741
  Tecnomatix Technologies Ltd. -- ADR*.......        12,000          459,000
  Teva Pharmaceutical Industries Ltd. --
    ADR......................................         4,400          245,300
                                                                ------------
                                                                   1,348,745
                                                                ------------
ITALY -- 3.7%
  Assicurazioni Generali SpA.................        40,000          903,745
  Credito Italiano SpA.......................       602,000        1,628,677
  Telecom Italia SpA.........................       209,300        1,394,404
  Telecom Italia Mobile SpA..................       322,300        1,279,005
                                                                ------------
                                                                   5,205,831
                                                                ------------
JAPAN -- 12.9%
  Advantest Corp.............................        17,600        1,734,708
  Bank of Tokyo-Mitsubishi Ltd...............         2,000           38,100
  Bridgestone Corp...........................        37,000          888,723
  Canon, Inc.................................        38,000        1,111,028
  Fujitsu Ltd................................        90,000        1,125,606
  Hirose Electric Ltd........................        11,000          809,956
  Ibiden Co., Ltd............................        77,000        1,377,562
  Mitsui Fudosan Co., Ltd....................        70,000          852,280
  Mitsui Toatsu Chemicals, Inc...............       300,000          462,169
  Nichiei Co., Ltd...........................        15,600        1,485,899
  Nintendo Co., Ltd..........................        10,900        1,020,168
  Orix Corp..................................        19,800        1,505,479
  Sony Corp..................................        16,000        1,510,747
  Sumitomo Bank, Ltd.........................        61,000          919,535
  Takeda Chemical Industries.................        21,000          629,643
  TDK Corp...................................        13,000        1,162,877
  Terumo Corp................................        80,000        1,484,242
                                                                ------------
                                                                  18,118,722
                                                                ------------
MEXICO -- 0.9%
  TV Azteca S.A. de C.V. -- ADR*.............        57,300        1,289,250
                                                                ------------
NETHERLANDS -- 4.3%
  AKZO Nobel NV..............................         6,000        1,025,376
  Baan Co., NV*..............................        16,300        1,157,300
  Philips Electronics NV.....................        13,600        1,150,817
  Polygram NV................................        12,000          695,241

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------

COMMON STOCKS (Continued)
---------------------------------------------------------
NETHERLANDS (CONTINUED)

  Royal Dutch Petroleum Co...................        24,000     $  1,343,450
  Volker Wessels Stevin NV...................        22,112          713,326
                                                                ------------
                                                                   6,085,510
                                                                ------------
NORWAY -- 1.6%
  Petroleum Geo-Services ASA -- ADR*.........        18,300        1,237,538
  Tomra Systems ASA..........................        44,500        1,024,321
                                                                ------------
                                                                   2,261,859
                                                                ------------
PAKISTAN -- 0.2%
  Hub Power Co., Ltd.*.......................       194,000          259,577
                                                                ------------
POLAND -- 0.2%
  Elektrim Spolka Akcyjna S.A................        29,650          332,531
                                                                ------------
PORTUGAL -- 1.3%
  BPI-SGPS, S.A..............................        26,000          591,937
  Portugal Telecom SA........................        29,000        1,257,787
                                                                ------------
                                                                   1,849,724
                                                                ------------
RUSSIA -- 0.4%
  Lukoil Oil Co. -- ADR......................         5,950          584,439
                                                                ------------
SINGAPORE -- 0.8%
  Lindeteves-Jacoberg Ltd....................       343,000          549,356
  Parkway Holdings Ltd.......................       151,000          612,015
                                                                ------------
                                                                   1,161,371
                                                                ------------
SOUTH AFRICA -- 0.0%
  Liberty Life Association of Africa Ltd.....           277            8,083
  South African Breweries Ltd.*..............           175            5,079
                                                                ------------
                                                                      13,162
                                                                ------------
SPAIN -- 2.2%
  Banco Central Hispanoamericano SA..........        14,300          597,271
  Fomento de Construcciones y Contratas
    S.A......................................         7,500        1,156,476
  Tabacalera SA -- A.........................        18,300        1,284,533
                                                                ------------
                                                                   3,038,280
                                                                ------------
SWEDEN -- 1.7%
  ABB AB -- A................................        60,000          849,534
  Astra AB...................................           133            2,361
  Telefonaktiebolaget LM Ericsson -- ADR.....        32,000        1,534,000
                                                                ------------
                                                                   2,385,895
                                                                ------------
SWITZERLAND -- 3.8%
  Adecco SA..................................         2,200          885,084
  Ares-Serono Group..........................           980        1,765,766
  Nestle SA..................................           600          835,981
  Novartis AG................................           525          805,137
  Swiss Reinsurance Co.......................           650          974,933
                                                                ------------
                                                                   5,266,901
                                                                ------------
TAIWAN -- 1.2%
  ASE Test Ltd.*.............................        17,500        1,483,125
  Siliconware Precision Industries Co.*......        40,600          138,409
                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------

TAIWAN (CONTINUED)

  Tuntex Distinct Corp.*.....................         6,131     $     35,158
                                                                ------------
                                                                   1,656,692
                                                                ------------
UNITED KINGDOM -- 7.3%
  Barclays PLC...............................        53,500        1,445,287
  British Aerospace PLC......................        33,887          909,434
  British Airways PLC........................           526            5,758
  BTR PLC....................................       140,000          568,043
  Dixons Group PLC...........................        67,900          706,553
  GKN PLC....................................         1,807           40,813
  Glaxo Wellcome PLC.........................        39,000          877,401
  Johnson Matthey PLC........................        93,000        1,015,000
  Ladbroke Group PLC.........................        16,800           73,857
  Lloyds TSB Group PLC.......................       100,000        1,346,299
  Misys (Jersey) Ltd. PLC*...................         3,285           82,410
  Misys PLC..................................        26,000          656,452
  Next PLC...................................        75,300          882,563
  Pilkington PLC.............................       359,500          910,571
  J. Sainsbury PLC...........................        95,000          711,909
                                                                ------------
                                                                  10,232,350
                                                                ------------
UNITED STATES OF AMERICA -- 32.7%
  AirTouch Communications, Inc.*.............        26,800          949,725
  AmSouth Bancorporation.....................        16,900          818,594
  Applied Materials, Inc.*...................         5,900          561,975
  Avid Technology, Inc.*.....................        14,200          461,500
  BankAmerica Corp...........................        20,500        1,502,906
  BMC Software, Inc.*........................         8,900          576,275
  Bristol-Myers Squibb Co....................        11,700          968,175
  Caterpillar, Inc...........................        21,400        1,154,262
  Comerica, Inc..............................         8,400          663,075
  Compaq Computer Corp.*.....................        22,000        1,644,500
  Compuware Corp.*...........................         8,600          520,300
  Corning, Inc...............................        22,300        1,053,675
  Costco Companies, Inc.*....................        12,000          451,500
  Dayton Hudson Corp.........................         8,800          527,450
  Dell Computer Corp.*.......................        15,300        1,482,187
  Electronics for Imaging, Inc.*.............         8,900          453,900
  Ensco International, Inc.*.................        20,800          820,300
  Exxon Corp.................................        23,800        1,524,687
  Fannie Mae.................................        11,800          554,600
  Federal-Mogul Corp.........................         9,200          341,550
  Ford Motor Co..............................        33,600        1,520,400
  Gannett Co., Inc...........................         9,600        1,036,200
  General Electric Co........................         9,400          639,787
  Home Depot, Inc............................        20,700        1,078,987
  Intel Corp.................................         4,900          452,331
  International Specialty Products, Inc.*....        15,500          231,531
  Interstate Bakeries Corp...................        12,500          857,031
  Jabil Circuit, Inc.*.......................        17,600        1,152,800
  Liz Claiborne, Inc.........................         7,500          412,032
  MBNA Corp..................................        19,700          797,850
  McAfee Associates, Inc.*...................         6,000          318,000
  Merck & Co., Inc...........................        14,500        1,449,094
  Microsoft Corp.*...........................         9,700        1,283,431
  NBTY, Inc.*................................        11,100          234,487
  New York Bancorp, Inc......................         1,800           53,887
  Oxford Health Plans, Inc.*.................        12,200          913,475

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLDWIDE GROWTH FUND

                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------

COMMON STOCKS (Continued)
---------------------------------------------------------
UNITED STATES OF AMERICA (CONTINUED)

  Praxair, Inc...............................         6,700     $    342,956
  Premark International, lnc.................        10,800          345,600
  QLogic Corp.*..............................        16,000          670,000
  Quaker Oats Co.............................        15,100          760,663
  Robert Half International, Inc.*...........        14,100          583,388
  Ross Stores, Inc...........................        27,200          928,200
  SLM Holding Corp...........................         2,900          448,050
  Smithfield Foods, Inc.*....................        26,000          780,000
  State Street Corp..........................        22,600        1,377,188
  Systems & Computer Technology Corp.*.......        11,900          536,244
  Tekelec, Inc. *............................        11,600          395,125
  Tellabs, Inc.*.............................         3,100          159,650
  Tesoro Petroleum Corp. *...................        25,600          462,400
  Texas Instruments, Inc.....................         8,200        1,108,025
  The Equitable Cos., Inc....................        33,900        1,392,019
  The Procter & Gamble Co....................        19,800        1,367,438
  Travelers Group, Inc.......................        15,000        1,023,750
  United Technologies Corp...................        14,400        1,166,400
  USX-Marathon Group.........................        30,900        1,149,094
  UTI Energy Corp. *.........................        12,700          524,669
  Wellpoint Health Networks, Inc.*...........        11,000          637,312
                                                                ------------
                                                                  45,620,630
                                                                ------------
VENEZUELA -- 0.8%
  C.A. La Electricidad de Caracas............       437,500          704,568
  Compania Anonima Nacional Telefonos de
    Venezuela -- ADR.........................        10,500          480,375
                                                                ------------
                                                                   1,184,943
                                                                ------------
TOTAL COMMON STOCKS
  (Cost $107,799,957)......................................
                                                                 137,087,865
                                                                ------------

                                                   PRINCIPAL
                                                    AMOUNT            VALUE
-------------------------------------------------------------------------------
CONVERTIBLE BONDS -- 0.0%
-------------------------------------------------------------------------------
SINGAPORE
  Lindeteves-Jacoberg Ltd. Loan Stock
    1.500%, 7/28/02
    (Cost $30,319)...........................     $   100,000      $     47,068
                                                                   ------------
-------------------------------------------------------------------------------
COMMERCIAL PAPER -- 3.1%
-------------------------------------------------------------------------------
  J.P. Morgan & Co., Inc.
    6.250%, 10/1/97
    (Cost $4,341,000)........................           4,341         4,341,000
                                                                   ------------

                                                    NUMBER
                                                   OF SHARES
-------------------------------------------------------------------------------
WARRANTS/RIGHTS -- 0.1%
-------------------------------------------------------------------------------
SINGAPORE
  Lindeteves-Jacoberg -- Warrants
    (Cost $38,541)                                   100,000            109,825
                                                                   ------------
TOTAL INVESTMENTS -- 101.2%
  (Cost $112,209,817)........................................
                                                                    141,585,758
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.2%)..............        (1,671,810)
                                                                   ------------
NET ASSETS -- 100.0%.........................................      $139,913,948
                                                                   ------------

---------------

* Non-Income Producing Security

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 1997 (UNAUDITED)
------------------------------------------------------------------------

WORLDWIDE GROWTH FUND

                                              PERCENTAGE OF
INDUSTRY                                       NET ASSETS
--------------------------------------------  -------------
Aerospace...................................         1.5%
Airlines....................................         1.0
Alcoholic Beverages.........................         0.1
Apparel.....................................         0.3
Automotive..................................         2.5
Automotive Equipment........................         0.9
Biotechnology...............................         1.3
Broadcasting................................         0.9
Building Materials..........................         1.8
Chemicals...................................         1.7
Clothing Chains.............................         0.7
Computers/Office Automation.................         4.3
Consumer Electrical.........................         1.1
Contract Drilling...........................         0.4
Department/Discount Stores..................         0.7
Drugs/Pharmaceuticals.......................         4.3
Electric Utilities..........................         1.2
Electronic Data Process.....................         0.4
Electronic Instruments......................         2.7
Entertainment...............................         0.5
Finance Companies...........................         3.2
Gas Utilities...............................         0.1
Grocery Products............................         3.4
Industrial Engineering/Construction.........         1.3
Investment Companies........................         0.4
Leisure/Gaming..............................         0.1
Life Insurers...............................         1.0
Machinery/Equipment.........................         3.8
Managed Health Care/HMOs....................         1.1

                                              PERCENTAGE OF
INDUSTRY                                       NET ASSETS
--------------------------------------------  -------------
Medical Supplies............................         1.1%
Metals......................................         1.0
Lodging.....................................         0.4
Money Center Banks..........................         5.3
Multi-Line Insurers.........................         1.8
Oil/Gas Production..........................         5.4
Oilfield Services/Equipment.................         1.5
Oil Refining Marketing......................         0.3
Other Commercial/Industrial Services........         2.5
Other Consumer Non-Durables.................         1.3
Other Energy................................         0.7
Other Financial Services....................         0.3
Other Production/Manufacturing..............         4.1
Publishing..................................         0.7
Real Estate Development/Investment..........         0.9
Recreational Products.......................         0.7
Regional/Commercial Banks...................         4.3
Rental/Leasing Companies....................         1.1
Retail/Food Distribution....................         0.5
Savings & Loans/Thrifts.....................         0.7
Semiconductors/Electric Companies...........         4.7
Software....................................         5.4
Specialty Chains............................         0.6
Telecommunication Equipment.................         4.0
Telephone...................................         4.2
Textiles....................................         1.0
Tobacco Products............................         0.9
Short Term Obligations......................         3.1
Liabilities in Excess of Other Assets.......        (1.2)
                                                   -----
NET ASSETS..................................       100.0%
                                                   -----
                                                   -----

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

GLOBAL GROWTH & INCOME FUND
INSTITUTIONAL PORTFOLIO
------------------------------------------------------------------------

                                MANAGEMENT TEAM

                              Catherine Somhegyi,
                       Partner, Chief Investment Officer,
                            Global Equity Management
                           Lawrence S. Speidell, CFA,
                Partner, Director of Global/Systematic Portfolio
                            Management and Research
                                Sandra K. Durn,
                               Portfolio Manager
                               Melisa Grigolite,
                               Portfolio Manager
                                 Aaron Harris,
                               Portfolio Manager
                                Pedro V. Marcal,
                            Senior Portfolio Manager
                                  Eswar Menon,
                               Portfolio Manager
                               Loretta J. Morris,
                            Senior Portfolio Manager
                                 Alex Muromcew,
                               Portfolio Manager
                             Ernesto Ramos, Ph.D.,
                            Senior Portfolio Manager

  GOAL: The Nicholas-Applegate Global Growth & Income Fund seeks to deliver total return consisting of long-term capital appreciation and current income from a diversified portfolio consisting of U.S. and international stocks and fixed income securities.
  REVIEW AND OUTLOOK: The Global Growth & Income Fund was introduced on July 1, 1997. Its diverse holdings reflect the integration and depth of various components of Nicholas-Applegate's global investment team.

  On September 30, the Fund's holdings included stocks from more than 20 countries and exposure to emerging countries.

  The application of our bottom-up stock selection process around the world identified a number of issues which delivered solid gains during the period. Holdings in Mexico, Italy, and the United States were among the best performers.

  For the three-month period ending September 30, the Fund gained 27.3% versus a 2.9% gain for the MSCI World Index.

  On September 30, the fixed income securities in the Fund had a yield of 9.8% while the equities in the Fund had a yield of 2.5%. Among the Fund's best-performing holdings in the period were Cifra and YPF.

  On August 31, Cifra, a leading retailer in Mexico, and Wal-Mart merged their operations in Mexico. Synergy from the newly merged entity and improving same-store sales leverage are expected to lead to stronger operating profitability. The new company has also announced a more aggressive expansion plan. Cifra remains poised to benefit from improving economic fundamentals and consumer demand rebounding from 1995 lows in Mexico.

  YPF, an international integrated oil and gas company based in Argentina, continued to generate increased production, revenue, and income.

  Limited exposure to companies in South East Asia also contributed to the Fund's relative outperformance. The currency crisis shook investor confidence and contributed to double-digit declines in the stock markets of a number of countries in that region.

  We look forward to building on the Fund's solid start and extending our strong performance results.

                            REPRESENTATIVE HOLDINGS

                                    Ahmanson
                                     Cifra
                                 Elf Aquitaine
                                      Ford
                               Houston Industries
                            National Australia Bank
                              Philips Electronics
                             Royal Dutch Petroleum
                                     Usinor
                              YPF Sociedad Anonima

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1997 (UNAUDITED)
------------------------------------------------------------------------
GLOBAL GROWTH & INCOME

                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------
COMMON STOCKS -- 64.7%
----------------------------------------------------------------------------
ARGENTINA -- 1.5%
  YPF Sociedad Anonima - ADR.................         2,100     $     77,438
                                                                ------------
AUSTRALIA -- 1.2%
  Westpac Banking Corp. Ltd*.................         9,600           60,627
                                                                ------------
CANADA -- 2.7%
  Suncor Energy, Inc.........................         1,500           54,482
  Northern Telecom, Ltd......................           800           83,150
                                                                ------------
                                                                     137,632
                                                                ------------
CHILE -- 0.9%
  CIA de Telecomunicaciones de Chile S.A. -
    ADR......................................         1,400           45,325
                                                                ------------
CHINA -- 2.2%
  Hutchison Whampoa Ltd......................         5,200           51,241
  Peak International Ltd.....................         1,760           42,020
  Zhejiang Southeast Electric Co.............        51,000           18,360
                                                                ------------
                                                                     111,621
                                                                ------------
BRAZIL -- 2.0%
  Petroleo Brasiliero - ADR..................         3,600          101,210
                                                                ------------
FRANCE -- 3.4%
  Cap Gemini Sogeti SA.......................         1,000           64,886
  Elf Aquitaine SA...........................           400           53,392
  Usinor SA..................................         2,500           50,518
                                                                ------------
                                                                     168,796
                                                                ------------
GERMANY -- 3.1%
  Deutsche Bank AG - ADR.....................           900           63,391
  Deutsche Lufthansa AG......................         2,500           49,160
  RWE AG.....................................           900           43,645
                                                                ------------
                                                                     156,196
                                                                ------------
ITALY -- 1.1%
  Huhtamaki Group............................         8,330           55,516
                                                                ------------
JAPAN -- 5.1%
  Advantest Corp.............................           400           39,425
  Fujitsu, Ltd...............................         3,000           37,520
  Sony Corp..................................           600           56,653
  The Sumitomo Bank, Ltd.....................         2,000           30,149
  Takeda Chemical Industries.................         1,000           29,983
  TDK Corp...................................           700           62,616
                                                                ------------
                                                                     256,346
                                                                ------------
MALAYSIA -- 0.3%
  Beraya Sports Toto Berhad..................         5,000           14,334
                                                                ------------
MEXICO -- 4.8%
  Cifra S.A. de C.V. - A.....................        20,600           45,071
  Cifra S.A. de C.V. - C.....................         5,400           11,676
  Cifra S.A. - ADR...........................         3,021            7,089
  Corporacion Interamericana de
    Entretenimiento S.A.*....................         5,000           30,245

                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------

MEXICO (CONTINUED)

  Desc Sociedad de Fomento Industrial S.A. de
    C.V......................................         4,000     $     42,214
  Industrias Bachoco S.A. - ADR*.............         3,000           55,125
  TV Azteca S.A. ADR*........................         2,200           49,500
                                                                ------------
                                                                     240,920
                                                                ------------
NETHERLANDS -- 4.5%
  Akzo Nobel N.V. - ADR......................           700           59,937
  KLM Royal Dutch Airlines N.V. - ADR*.......         1,500           51,469
  Philips Electronics N.V....................           700           59,233
  Royal Dutch Petroleum Co...................         1,000           55,977
                                                                ------------
                                                                     226,616
                                                                ------------
PORTUGAL -- 1.3%
  Portugal Telecommunications S.A. - ADR.....         1,500           65,156
                                                                ------------
SINGAPORE -- 1.5%
  Dairy Farm International Holdings, Ltd.....        82,000           77,900
                                                                ------------
SPAIN -- 0.7%
  Banco Central Hispanoamericano S.A.........           800           33,414
                                                                ------------
SWEDEN -- 2.1%
  ABB AB - A.................................         3,500           49,556
  Telefonaktiebolaget LM Ericsson - ADR......         1,200           57,525
                                                                ------------
                                                                     107,081
                                                                ------------
SWITZERLAND -- 1.0%
  Swiss Reinsurance Co.......................            35           52,496
                                                                ------------
UNITED KINGDOM -- 3.0%
  Barclays, PLC..............................         2,500           67,537
  Dixons Group, PLC..........................         3,100           32,258
  Johnson Matthey, PLC.......................         4,800           52,387
                                                                ------------
                                                                     152,182
                                                                ------------
UNITED STATES OF AMERICA -- 22.3%
  American Capital Strategies, Ltd.*.........         5,000          100,000
  BankAmerica Corp...........................           800           58,650
  Box Hill Systems Corp.*....................         4,000           70,000
  CCA Prison Realty Trust....................         3,000          113,250
  Crescent Real Estate Equities Co...........         2,140           85,867
  Equity Residential Properties Trust........         1,000           54,562
  Excel Realty Trust, Inc....................         2,200           69,025
  Ford Motor Co..............................         1,850           83,712
  MCN Energy Group, Inc.*....................         1,580           50,560
  North Fork Bancorporation, Inc.............         2,250           65,250
  Oppenheimer Capital, LP....................         1,550           83,894
  Price Real Estate Investment Trust, Inc....         1,600           64,300
  Sundstrand Corp............................           850           48,981
  Syntel, Inc.*..............................         5,500           87,312
  Wal-Mart Stores, Inc.......................         2,250           82,406
                                                                ------------
                                                                   1,117,769
                                                                ------------
TOTAL COMMON STOCKS
  (Cost $2,956,116)........................................        3,258,575
                                                                ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GLOBAL GROWTH & INCOME

                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS -- 8.3%
----------------------------------------------------------------------------
ARGENTINA -- 1.0%
  Nortel Inversora S.A., Series 10.0%........           950     $     51,300
                                                                ------------
AUSTRALIA -- 1.2%
  National Australia Bank, Ltd., Series Unit
    7.875%...................................         2,100           61,688
                                                                ------------
UNITED STATES OF AMERICA -- 6.1%
  AES Trust I, Series A, 5.375%..............           800           54,600
  Ahmanson (H.F.), Series D, 6.0%............           500           58,500
  Airtouch Communications, Series C,
    4.250%...................................         1,250           70,547
  Houston Industries, Inc., Series 7.0%......         1,050           54,600
  Ralston Purina Co., Series 7.0%............         1,000           67,375
                                                                ------------
                                                                     305,622
                                                                ------------
TOTAL CONVERTIBLE PREFERRED STOCKS
  (Cost $395,216)..........................................          418,610
                                                                ------------

                                                   PRINCIPAL
                                                    AMOUNT
-------------------------------------------------------------------------------
CORPORATE BONDS -- 8.7%
-------------------------------------------------------------------------------
CANADA -- 1.1%
  Magna International, Inc.
    5.00%, 10/15/02..........................     $    40,000            53,350
                                                                   ------------
INDIA -- 0.8%
  Mahindra & Mahindra, Ltd.
    5.00%, 07/09/01..........................          40,000            42,752
                                                                   ------------
MEXICO -- 1.6%
  Alfa Euro S.A.
    8.00%, 09/15/00..........................          40,000            79,350
                                                                   ------------
UNITED STATES OF AMERICA -- 5.2%
  Foodmaker, Inc.
    9.25%, 03/01/99..........................          71,000            72,953
  Signature Resorts, Inc.
    9.75%, 10/01/07..........................         100,000           101,000
  Xerox Credit Corp.
    2.875%, 07/01/02.........................          90,000            90,225
                                                                   ------------
                                                                        264,178
                                                                   ------------
TOTAL CORPORATE BONDS
  (Cost $427,557)............................................           439,630
                                                                   ------------
-------------------------------------------------------------------------------
GOVERNMENT BONDS -- 32.9%
-------------------------------------------------------------------------------
ARGENTINA -- 5.0%
  Republic of Argentina
    8.75%, 05/09/02..........................         135,000           137,025
  Republic of Argentina
    11.75%, 02/12/07.........................         100,000           112,875
                                                                   ------------
                                                                        249,900
                                                                   ------------


                                                   PRINCIPAL
                                                    AMOUNT            VALUE
-------------------------------------------------------------------------------
BRAZIL -- 1.9%
  Republic of Brazil
    8.00%, 04/15/14..........................     $   112,065      $     95,255
                                                                   ------------
BULGARIA -- 2.0%
  Bulgaria National Government
    6.6875%, 07/28/24........................         120,000            99,525
                                                                   ------------
MEXICO -- 2.9%
  Mexican Global Bond
    9.75%, 02/06/01..........................         135,000           144,113
                                                                   ------------
PANAMA -- 4.0%
  Republic of Panama
    7.031%, 05/14/02.........................         203,845           201,807
                                                                   ------------
PERU -- 1.9%
  Peru National Government
    4.00%, 03/07/17..........................         145,000            96,969
                                                                   ------------
POLAND -- 1.9%
  Poland National Government
    4.00%, 10/27/14..........................         110,000            96,044
                                                                   ------------
RUSSIA -- 7.4%
  Ministry Finance of Russia
    9.25%, 11/27/01..........................         360,000           374,625
                                                                   ------------
SOUTH AFRICA -- 5.9%
  Republic of South Africa
    12.50%, 12/21/06.........................       1,500,000           295,829
                                                                   ------------
TOTAL GOVERNMENT BONDS
  (Cost $1,649,392)..........................................         1,654,067
                                                                   ------------
-------------------------------------------------------------------------------
ZERO COUPON BONDS -- 1.7%
-------------------------------------------------------------------------------
UNITED STATES OF AMERICA -- 1.7%
  Costco Companies, Inc.
    0.00%, 08/19/17
    (Cost $80,263)...........................         160,000            86,200
                                                                   ------------
-------------------------------------------------------------------------------
COMMERCIAL PAPER -- 9.7%
-------------------------------------------------------------------------------
  Associates Corp. of North America
    6.370%, 10/01/97.........................         244,000           244,000
  J.P. Morgan & Co., Inc.
    6.250%, 10/01/97.........................         243,000           243,000
                                                                   ------------
TOTAL COMMERCIAL PAPER
  (Cost $487,000)............................................           487,000
                                                                   ------------
TOTAL INVESTMENTS -- 126.0%
  (Cost $5,995,544)..........................................         6,344,082
LIABILITIES IN EXCESS OF OTHER ASSETS -- (26.0%).............        (1,308,841)
                                                                   ------------
NET ASSETS -- 100.0%.........................................      $  5,035,241
                                                                   ------------

------------
* Non-Income Producing Security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 1997 (UNAUDITED)
------------------------------------------------------------------------

GLOBAL GROWTH & INCOME

                                              PERCENTAGE OF
INDUSTRY                                       NET ASSETS
--------------------------------------------  -------------
Aerospace...................................         1.0%
Airlines....................................         2.0
Automotive..................................         1.7
Automotive Equipment........................         1.9
Broadcasting................................         1.0
Chemicals...................................         1.2
Computers/Office Automation.................         3.9
Consumer Electrical.........................         1.1
Department/Discount Stores..................         4.6
Diversified.................................         1.1
Drugs/Pharmaceuticals.......................         0.6
Electric Utilities..........................         1.4
Electronic Instruments......................         0.8
Electronics/Music Chains....................         0.6
Finance Companies...........................         3.1
Gas Utilities...............................         1.0
Grocery Products............................         2.6
Integrated Oil Companies....................         4.6
Investment Companies........................         1.7
Leisure/Gaming..............................         0.3
Metals......................................         1.0
Money Center Banks..........................         6.9

                                              PERCENTAGE OF
INDUSTRY                                       NET ASSETS
--------------------------------------------  -------------
Oil/Gas Production..........................         2.2%
Other Commercial/Industrial Services........         1.7
Other Consumer Non-Durables.................         1.3
Other Energy................................         0.9
Other Production/Manufacturing..............         6.1
Publishing..................................         1.1
Regional/Commercial Banks...................         1.9
REITS.......................................         8.7
Resorts/Theme Parks.........................         2.0
Retail/Restaurants..........................         1.4
Savings & Loans/Thrifts.....................         0.9
Semiconductors/Electric Companies...........         3.3
Software....................................         1.3
Telecommunication Equipment.................         2.8
Telecommunication Services..................         2.4
Telephone...................................         1.3
Foreign Government Bonds....................        32.9
Short Term Obligations......................         9.7
Liabilities in Excess of Other Assets.......       (26.0)
                                                   -----
NET ASSETS..................................       100.0%
                                                   -----
                                                   -----

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

FULLY DISCRETIONARY FIXED INCOME FUND
INSTITUTIONAL PORTFOLIO
------------------------------------------------------------------------

                                MANAGEMENT TEAM

                               Fred S. Robertson,
                       Partner, Chief Investment Officer,
                            Fixed Income Management
                              James E. Kellerman,
                           Partner, Portfolio Manager
                              Malcom S. Day, CFA,
                               Portfolio Manager
                               Ashvin Syal, CFA,
                               Portfolio Manager

  GOAL: The Nicholas-Applegate Fully Discretionary Fixed Income Fund seeks to maximize long-term total return from a portfolio of investment grade fixed-income securities with an average portfolio duration between two and eight years.

  REVIEW AND OUTLOOK: For much of the six-month period ending September 30, the U.S. bond market remained balanced between opposite poles. On one hand, reports of benign inflation buttressed investor confidence and boosted bond prices. On the other hand, tight capacity in the labor market and concerns that smoldering wage inflation could ignite broader price hikes pulled bond prices lower.

  Economic activity, as measured by monthly reports of Gross Domestic Product
(GDP), showed little evidence of a discernible trend. Rather than provide insight into the direction and magnitude of the U.S. economy, fluctuations in GDP growth contributed to heightened market volatility.

  The Fund climbed 7.2% in the period vs. a 7.3% gain for the Lehman Government/Corporate Index.

  Our interest-rate exposure did not change in the six-month period. We retained a relatively neutral stance on rates.

  Although the Federal Reserve Board made no changes in monetary policy during the period, we believe the Fed may increase short-term interest rates early in 1998 when the economy strengthens as we expect.

  The Fed has clearly stated its intent to keep inflation in check. Because of the time lag between changes in monetary policy and their impact, the Fed has expressed its willingness to take action -- even before a measurable acceleration in inflation occurs.

  Returns for the Fund were enhanced through sector and security selection. A relatively large allocation to mortgage securities, as well as exposure to international bonds and select high yield securities were positive contributors to the Fund's performance.

  Because of their yield premium over Treasuries and limited interest-rate volatility, mortgage securities comprised a significant portion of the Fund for much of the period.

  However, in late August, we reduced our exposure to this sector as some of mortgages' fundamental strengths eroded. At September-end, mortgage and asset-backed securities comprised 25% of the Fund vs. 41% on March 31.

  Corporate securities accounted for 25% of the Fund while 16% of the Fund was invested in international bonds as of September 30.

  International bonds, particularly European issues, are still attractive. Steep yield curves and sluggish economic activity in Europe created a positive environment. We continue to maintain hedged allocations in the international sector.

  Our long-term outlook for the U.S. fixed income market remains positive based upon solid fundamentals including our long-term positive expectations for inflation, the strength of the U.S. dollar; and the improved federal budget deficit.

  We continue to seek to add value through sector and issue selection.

--------------------------------------------------------------------------------

FULLY DISCRETIONARY FIXED INCOME INSTITUTIONAL PORTFOLIO
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN NICHOLAS-APPLEGATE FULLY DISCRETIONARY FIXED INCOME INSTITUTIONAL PORTFOLIO WITH THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX.

 1 YEAR                ANNUALIZED TOTAL RETURNS               Since Inception
  9.91%                     As of 09/30/97                         8.59%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                   FULLY        LEHMAN BROTHERS
               DISCRETIONARY      GOVERNMENT/
               FIXED INCOME        CORPORATE
                   FUND            BOND INDEX
8/31/1995         $250,000.00         $250,000.00
9/30/1995          257,850.00          252,550.00
12/31/1995         272,032.00          264,319.00
3/31/1996          263,762.00          258,134.00
6/30/1996          264,975.00          259,321.00
9/30/1996          270,010.00          263,885.00
12/31/1996         278,245.00          271,960.00
3/31/1997          276,858.00          269,621.00
6/30/1997          287,277.00          279,390.88
9/30/1997          296,747.92          289,185.35

This graph compares a $250,000 investment in the Fully Discretionary Fixed Income Institutional Portfolio with the Lehman Brothers Government/Corporate Bond Index, on a cumulative and average annual total return basis. All return calculations reflect the reinvestment of income and capital gains distributions, if any, as well as all fees and expenses applicable to the Portfolio.

The total returns for the Portfolio reflect the fact that fees and expenses in excess of certain expense limits specified in the investment management agreement have been deferred by Nicholas-Applegate Capital Management. Total return results would have been lower had there been no deferral of fees and expenses in excess of expense limitations.

The Lehman Brothers Government/Corporate Bond Index is an unmanaged market-weighted index consisting of all public obligations of the U.S. Government, its agencies and instrumentalities and all corporation issuers of fixed rate, non-convertible, investment grade U.S. dollar denominated bonds having maturities of greater than one year. It is generally regarded as representative of the market for domestic bonds.

Index returns reflect the reinvestment of income and capital gains distributions, if any, but do not reflect fees, brokerage commissions, or other expenses of investing.

Past performance is no guarantee of future performance. Investment return and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1997 (UNAUDITED)
------------------------------------------------------------------------
FULLY DISCRETIONARY FIXED INCOME FUND

                                                     NUMBER
                                                    OF SHARES            VALUE
----------------------------------------------------------------------------------
PREFERRED STOCK -- 0.6%
----------------------------------------------------------------------------------
  IXC Communications, Inc., 12.50%*
    (Cost $75,000)...........................               750      $      87,000
                                                                     -------------

                                                    PRINCIPAL
                                                     AMOUNT
----------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 34.4%
----------------------------------------------------------------------------------
U.S. TREASURY BONDS -- 16.3%
  9.250%, 02/15/16...........................     $     650,000            844,292
  6.500%, 11/15/26...........................         1,515,000          1,524,226
                                                                     -------------
                                                                         2,368,518
                                                                     -------------
U.S. TREASURY NOTES -- 18.1%
  6.375%, 03/31/01...........................            75,000             75,950
  6.250%, 01/31/02...........................           115,000            116,060
  6.625%, 03/31/02...........................         2,350,000          2,405,813
  3.625%, 07/15/02...........................            20,000             19,945
                                                                     -------------
                                                                         2,617,768
                                                                     -------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,942,852)..............
                                                                         4,986,286
                                                                     -------------

                                                      PAR
                                                     VALUE
-------------------------------------------------------------------------------
AGENCY OBLIGATIONS -- 15.5%
-------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 6.9%
  Pool 380032
    10.000%, 10/01/03........................          95,691           101,582
  Pool 200112
    9.500%, 11/01/05.........................         274,684           289,792
  Pool E60820
    7.000%, 07/01/10.........................         174,999           177,259
  Pool E20197
    7.000%, 10/01/10.........................          19,991            20,250
  Pool E20207
    7.000%, 12/01/10.........................         246,907           250,095
  Pool E62135
    7.000%, 12/01/10.........................           7,542             7,640
  Pool G43 PF
    6.500%, 02/17/21.........................         150,000           149,202
                                                                   ------------
                                                                        995,820
                                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 5.9%
  Pool 303481
    10.000%, 10/01/05........................         123,893           132,004
  Pool 303758
    9.500%, 07/01/06.........................         119,010           125,872
  Pool 303262
    9.500%, 05/01/07.........................         144,956           152,884
  Pool 273114
    6.500%, 02/01/09.........................         325,850           325,205
  Pool 1993-87 HA
    6.000%, 10/25/21.........................         125,000           121,289
                                                                   ------------
                                                                        857,254
                                                                   ------------

                                                      PAR
                                                     VALUE            VALUE
-------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 2.7%
  Pool 780236
    7.000%, 07/15/08.........................     $   223,347      $    227,535
  Pool 780287
    7.000%, 12/15/08.........................          33,540            34,169
  Pool 50700
    11.500%, 02/15/12........................           9,023            10,348
  Pool 64054
    11.500%, 02/15/13........................           3,978             4,557
  Pool 068958
    11.500%, 07/15/13........................           8,938            10,280
  Pool 141741
    11.000%, 11/15/15........................           8,916            10,161
  Pool 299705
    8.500%, 02/15/21.........................          13,467            14,254
  Pool 357254
    7.500%, 09/15/23.........................          47,169            48,142
  Pool 368781
    6.500%, 10/15/23.........................          36,098            35,455
                                                                   ------------
                                                                        394,901
                                                                   ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $2,194,022)..........................................         2,247,975
                                                                   ------------
-------------------------------------------------------------------------------
CORPORATE BONDS -- 24.4%
-------------------------------------------------------------------------------
AUTO -- 2.0%
  Chrysler Corp., Series B
    7.450%, 03/01/27.........................         175,000           177,352
  Interlake Corp.
    12.125%, 03/01/02........................         100,000           105,000
                                                                   ------------
                                                                        282,352
                                                                   ------------
BEVERAGES/SOFT DRINKS -- 1.5%
  Dr. Pepper Bottling Holdings Co.
    0.000%, 02/15/03.........................         215,000           217,956
                                                                   ------------
FINANCE -- 6.6%
  Aetna Services, Inc.
    7.625%, 08/15/26.........................         150,000           156,372
  American Resource Corp.
    7.450%, 12/15/26.........................         175,000           180,460
  Countrywide Capital III
    8.050%, 06/15/27.........................         100,000           105,518
  General Motors Acceptance Corp.
    6.150%, 09/20/99.........................         200,000           200,138
  Indah Kiat International Finance, Series A
    11.375%, 06/15/99........................         200,000           209,750
  Safeco Capital Trust I
    8.072%, 07/15/37.........................         105,000           106,009
                                                                   ------------
                                                                        958,247
                                                                   ------------
INDUSTRIAL -- 1.4%
  The Gap, Inc.
    6.900%, 09/15/07.........................             200           202,454
                                                                   ------------

PRODUCERS/MANUFACTURING -- 0.7%
  Doskocil Manufacturing Co., Inc.
    10.125%, 09/15/07........................         100,000           102,750
                                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                      PAR
                                                     VALUE            VALUE
-------------------------------------------------------------------------------

CORPORATE BONDS (Continued)
---------------------------------------------------------

MUSIC/CLUBS -- 1.8%
  Imax Corp.
    10.000%, 03/01/01........................     $   250,000      $    263,437
                                                                   ------------
REGIONAL BANKS -- 1.8%
  Wells Fargo Capital I
    7.960%, 12/15/26.........................         250,000           254,085
                                                                   ------------
RESORTS -- 0.7%
  Signature Resorts, Inc.
    9.750%, 10/01/07.........................         100,000           100,500
                                                                   ------------
SOAPS/COSMETICS -- 0.5%
  Revlon Worldwide, Inc., Series B
    0.000%, 03/15/01.........................         100,000            72,750
                                                                   ------------
SPECIALTY RETAILING -- 2.1%
  Compusa, Inc.
    9.500%, 06/15/00.........................         187,000           194,947
  Michaels Stores, Inc.
    10.875, 06/15/06.........................         100,000           110,000
                                                                   ------------
                                                                        304,947
                                                                   ------------
STEEL PRODUCERS -- 1.2%
  Russel Metals, Inc.
    10.250%, 06/15/00........................             170           177,650
                                                                   ------------
TELEPHONE -- 4.1%
  AT&T Capital Corp. - 3
    6.520%, 05/14/99.........................          50,000            50,373
  BellSouth Capital Funding
    7.120%, 07/15/47.........................         115,000           115,000
  BellSouth Telecommunications, Inc.
    7.000%, 12/01/45.........................         215,000           214,359
  BTI Telecom Corp.
    10.500%, 09/15/07........................         100,000           102,750
  Highwaymaster Communications, Inc.
    13.750%, 09/15/05........................             100           105,000
                                                                   ------------
                                                                        587,482
                                                                   ------------
TOTAL CORPORATE BONDS
  (Cost $3,483,804)..........................................         3,524,610
                                                                   ------------
                                                      PAR
                                                     VALUE            VALUE
-------------------------------------------------------------------------------
FOREIGN CORPORATE OBLIGATIONS -- 16.6%
-------------------------------------------------------------------------------
AUSTRALIA -- 2.8%
  Australian Government Bond-803
    9.500%, 08/15/03.........................     $   475,000      $    406,877
                                                                   ------------
CANADA -- 1.6%
  Canada Government Bond-VZ48
    6.250%, 09/15/98.........................         300,000           221,098
                                                                   ------------
DENMARK -- 3.7%
  Kingdom of Denmark
    6.000%, 11/15/02.........................       3,500,000           538,782
                                                                   ------------
GERMANY -- 8.5%
  Federal National Mortgage Association
    Global
    5.000%, 02/16/01.........................       2,150,000         1,227,563
                                                                   ------------
TOTAL FOREIGN CORPORATE OBLIGATIONS
  (Cost $2,464,248)..........................................         2,394,320
                                                                   ------------
-------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 0.3%
-------------------------------------------------------------------------------
  FNMA Medium Term Notes
    6.340%, 07/17/00
    (Cost $49,306)...........................          50,000            49,875
                                                                   ------------
-------------------------------------------------------------------------------
MUTUAL FUNDS -- 7.0%
-------------------------------------------------------------------------------
    Blackrock 2001 Term Trust, Inc...........          82,000           697,000
    Blackrock Strategic Term Trust, Inc......          38,500           320,031
                                                                   ------------
TOTAL MUTUAL FUNDS
  (Cost $1,008,813)..........................................         1,017,031
                                                                   ------------
TOTAL INVESTMENTS -- 98.8%
  (Cost $14,218,045).........................................        14,307,097
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.2%................           171,077
                                                                   ------------
NET ASSETS -- 100.0%.........................................      $ 14,478,174
                                                                   ------------

---------------
*Non-Income Producing Security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SHORT-INTERMEDIATE FIXED INCOME FUND
INSTITUTIONAL PORTFOLIO
------------------------------------------------------------------------

                                MANAGEMENT TEAM

                               Fred S. Robertson,
                       Partner, Chief Investment Officer,
                            Fixed Income Management
                              James E. Kellerman,
                           Partner, Portfolio Manager
                              Malcom S. Day, CFA,
                               Portfolio Manager

  GOAL: The Nicholas-Applegate Short-Intermediate Fixed Income Fund seeks primarily to preserve principal and liquidity and, secondarily, to realize a relatively high level of current income from a portfolio of investment grade fixed-income securities with a maximum dollar-weighted maturity of five years.

  REVIEW AND OUTLOOK: For much of the six-month period ending September 30, the U.S. bond market remained balanced between opposite poles. On one hand, reports of benign inflation buttressed investor confidence and boosted bond prices. On the other hand, tight capacity in the labor market and concerns that smoldering wage inflation could ignite broader price hikes pulled bond prices lower.

  Economic activity, as measured by monthly reports of Gross Domestic Product
(GDP), showed little evidence of a discernible trend. Rather than provide insight into the direction and magnitude of the U.S. economy, fluctuations in GDP growth contributed to heightened market volatility.

  The Fund advanced 4.1% in the period vs. a 4.2% gain for the Merrill Lynch 1-3 Year Government Index in the period.

  Our interest-rate exposure did not change in the six-month period. We retained a relatively neutral stance on rates.

  Although the Federal Reserve Board made no changes in monetary policy during the period, we believe the Fed may increase short-term interest rates early in 1998 when the economy strengthens as we expect.

  The Fed has clearly stated its intent to keep inflation in check. Because of the time lag between changes in monetary policy and their impact, the Fed expressed its willingness to take action -- even before a measurable acceleration in inflation occurs.

  Returns for the Fund were enhanced through sector and security selection. A relatively large allocation to mortgage securities, as well as exposure to select asset-backed securities were positive contributors to the Fund's performance.

  Because of their yield premium over Treasuries and limited interest-rate volatility, mortgage securities comprised a significant portion of the Fund for much of the period.

  However, in late August, we reduced our exposure to this sector as some of mortgages' fundamental strengths eroded. At September-end, mortgage securities comprised 49% of the Fund vs. 56% on March 31.

  Our long-term outlook for the U.S. fixed income market remains positive based upon solid fundamentals including:

  - our long-term positive expectations for inflation;

  - the strength of the U.S. dollar; and

  - the improved federal budget deficit.

  In addition to retaining our neutral, near-term stance on interest rates, we will continue to seek to add value through sector and issue selection.

--------------------------------------------------------------------------------

SHORT-INTERMEDIATE FIXED INCOME INSTITUTIONAL PORTFOLIO
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN NICHOLAS-APPLEGATE SHORT-INTERMEDIATE FIXED INCOME INSTITUTIONAL PORTFOLIO WITH THE MERRILL LYNCH 1-3 YEAR TREASURY INDEX.

                                                                       SINCE
 1 YEAR                    ANNUALIZED TOTAL RETURNS                  INCEPTION
  6.89%                         As of 09/30/97                         7.16%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              SHORT INTERMEDIATE   MERRILL LYNCH 1-3 YEAR
              FIXED INCOME FUND        TREASURY INDEX
8/31/1995               $ 250,000               $ 250,000
9/95                      255,700                 251,200
12/95                     262,374                 257,505
3/96                      263,318                 258,381
6/96                      265,636                 260,990
9/96                      270,098                 265,297
12/96                     275,095                 270,364
3/97                      277,288                 272,148
6/96                   283,596.22              278,141.96
9/30/96                288,701.85              283,593.66

This graph compares a $250,000 investment in the Short-Intermediate Fixed Income Institutional Portfolio with the Merrill Lynch 1-3 Year Treasury Index, on a cumulative and average annual total return basis. All return calculations reflect the reinvestment of income and capital gains distributions, if any, as well as all fees and expenses applicable to the Portfolio.

The total returns for the Portfolio reflect the fact that fees and expenses in excess of certain expense limits specified in the investment management agreement have been deferred by Nicholas-Applegate Capital Management. Total return results would have been lower had there been no deferral of fees and expenses in excess of expense limitations.

The Merrill Lynch 1-3 Year Treasury is an index consisting of all public U.S. Treasury obligations having maturities from one to 2.99 years. It includes income and distributions but does not reflect fees, brokerage commissions or other expenses of investing.

Past performance is no guarantee of future performance. Investment return and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1997 (UNAUDITED)
------------------------------------------------------------------------
SHORT-INTERMEDIATE FIXED INCOME FUND

                                               PRINCIPAL
                                                 AMOUNT      VALUE
---------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 22.4%
---------------------------------------------------------------------
U.S. TREASURY NOTES -- 22.4%
  5.125%, 11/30/98...........................  $1,675,000  $1,664,012
  7.750%, 11/30/99...........................   1,235,000   1,282,078
                                                           ----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $2,941,280)......................................   2,946,090
                                                           ----------
---------------------------------------------------------------------
AGENCY OBLIGATIONS -- 49.7%
---------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 29.1%
  Pool 380032
    10.000%, 10/01/03........................      81,091      86,084
  Pool B00455
    9.000%, 12/01/03.........................     643,162     668,990
  Pool 380062
    9.500%, 11/01/04.........................     201,466     213,365
  Pool 1472 E
    6.250%, 02/15/05.........................     200,000     200,000
  Pool 380078
    9.000%, 04/01/05.........................     418,638     439,374
  Pool 200112
    9.500%, 11/01/05.........................     122,973     129,526
  Pool 504019
    9.000%, 03/01/06.........................     230,436     239,149
  Pool B00623
    9.000%, 06/01/06.........................     538,021     560,551
  WMF Huntoon Paige
    5.150%, 01/01/07.........................     231,366     221,100
  Pool G10453
    9.000%, 06/01/07.........................     397,813     419,755
  Pool 1836 D
    6.250%, 04/15/16.........................     300,000     299,250
  Pool 1552 EA
    5.850%, 01/15/17.........................     185,000     183,553
  Pool FHG31 D
    0.000%, 04/25/24.........................     225,000     164,391
                                                           ----------
                                                            3,825,088
                                                           ----------
FEDERAL HOME LOAN MORTGAGE DISCOUNT NOTES -- 2.3%
  5.920%, 10/01/97...........................     300,000     300,000
                                                           ----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 7.3%
  Pool 50155
    10.000%, 12/01/03........................       6,371       6,825
  Pool 070722
    9.000%, 01/01/06.........................     297,397     313,522
  Pool 303758
    9.500%, 07/01/06.........................     302,641     320,091
  Pool 2454
    14.750%, 10/01/12........................       5,678       6,899
  Pool G93-40 D
    5.700%, 07/25/16.........................     200,000     197,374
  Pool 1993-136 PB
    6.000%, 03/25/19.........................     120,000     118,763
                                                           ----------
                                                              963,474
                                                           ----------

                                               PRINCIPAL
                                                 AMOUNT      VALUE
---------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 11.0%
  Pool 780328
    10.000%, 10/15/06........................  $  418,587  $  448,151
  Pool 780306
    9.000%, 11/15/06.........................     351,130     366,711
  Pool 780182
    9.000%, 01/15/08.........................     525,495     548,486
  Pool 064054
    11.500%, 02/15/13........................       3,978       4,557
  Pool 059779
    11.500%, 03/15/13........................       2,628       3,015
  Pool 780179
    12.000%, 10/15/15........................      57,539      67,094
  Pool 141741
    11.000%, 11/15/15........................       6,269       7,144
  Pool 200947
    9.500%, 12/15/17.........................       4,279       4,662
                                                           ----------
                                                            1,449,820
                                                           ----------
TOTAL AGENCY OBLIGATIONS
  (Cost $6,474,948)......................................   6,538,382
                                                           ----------
---------------------------------------------------------------------
CMO'S AND ASSET-BACKED OBLIGATIONS -- 11.3%
---------------------------------------------------------------------
AUTOMOBILES -- 3.6%
  Daimler-Benz Auto Grantor Trust 1993-A A
    3.900%, 10/15/98.........................         378         377
  Premier Auto Trust 1995-2 A5
    7.150%, 02/04/99.........................     124,837     125,188
  Premier Auto Trust 1995-3 A4
    6.100%, 07/06/99.........................     235,301     235,595
  Honda Auto Receivables Grantor Trust Series
    1997-A A
    5.850%, 02/15/03.........................     116,435     116,363
                                                           ----------
                                                              477,523
                                                           ----------
BANKING -- 4.8%
  Standard Credit Card Master Trust 1995-10 A
    5.900%, 02/07/01.........................     200,000     199,812
  Signet Credit Card Master Trust 1993-1 A
    5.200%, 02/15/02.........................     285,000     282,595
  First Deposit Master Trust 1995-2 A
    6.050%, 08/15/02.........................     150,000     150,046
                                                           ----------
                                                              632,453
                                                           ----------
FINANCIAL SERVICES -- 2.9%
  Standard Credit Card Master Trust 1993-3 A
    5.500%, 02/07/00.........................      80,000      79,450
  Discover Card Master Trust I
    5.715%, 02/15/05.........................     300,000     300,000
                                                           ----------
                                                              379,450
                                                           ----------
TOTAL CMO'S AND ASSET-BACKED SECURITIES
  (Cost $1,490,724)......................................   1,489,426
                                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                                           NUMBER
                                                                         OF SHARES        VALUE
---------------------------------------------------------------------------------------------------
MUTUAL FUNDS -- 9.3%
---------------------------------------------------------------------------------------------------
  Blackrock 2001 Term Trust, Inc......................................       72,000    $    612,000
  Blackrock Strategic Term Trust, Inc.................................       73,400         610,138
                                                                                       ------------
TOTAL MUTUAL FUNDS
  (Cost $1,214,158).................................................................      1,222,138
                                                                                       ------------
---------------------------------------------------------------------------------------------------
VARIABLE RATE OBLIGATIONS -- 5.8%
---------------------------------------------------------------------------------------------------
BANKING -- 1.8%
  Bankamerica Capital Trust III
    6.320%, 01/15/27..................................................      120,000         118,132
  Chase Capital II
    6.219%, 02/01/27..................................................      120,000         117,119
                                                                                       ------------
                                                                                            235,251
                                                                                       ------------
FINANCE COMPANIES -- 2.2%
  Nationsbank CMLT 1997-1A
    5.829%, 09/20/02..................................................      300,000         300,187
                                                                                       ------------

                                                                           NUMBER
                                                                         OF SHARES        VALUE
---------------------------------------------------------------------------------------------------
FINANCIAL SERVICES -- 1.8%
  Nationsbank Capital Trust II
    6.300%, 01/15/27..................................................      120,000    $    117,900
  Wachovia Capital Trust II
    6.250%, 01/15/27..................................................      120,000         117,900
                                                                                       ------------
                                                                                            235,800
                                                                                       ------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $772,451)...................................................................        771,238
                                                                                       ------------
TOTAL INVESTMENTS -- 98.5%
  (Cost $12,893,561)................................................................     12,967,274
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.5%.......................................        196,136
                                                                                       ------------
NET ASSETS -- 100.0%................................................................   $ 13,163,410
                                                                                       ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

STRATEGIC INCOME FUND
INSTITUTIONAL PORTFOLIO
------------------------------------------------------------------------

                                MANAGEMENT TEAM

                               Fred S. Robertson,
                       Partner, Chief Investment Officer,
                            Fixed Income Management
                              Catherine Somhegyi,
                       Partner, Chief Investment Officer,
                            Global Equity Management
                                Alan Brochstein,
                               Portfolio Manager
                                Sandra K. Durn,
                               Portfolio Manager
                            Douglas G. Forsyth, CFA,
                               Portfolio Manager
                                  David Smith,
                               Portfolio Manager

  GOAL: The Nicholas-Applegate Strategic Income Fund seeks to provide a high level of current income and long-term capital appreciation through investment in convertible, high yield, and mortgage-backed securities.

  REVIEW AND OUTLOOK: Combining a mix of mortgage-backed, convertible, and high yield securities, the Strategic Income Fund is designed to meet the needs of investors seeking enhanced return potential when investing in fixed income-related securities. The diverse asset classes comprising the Fund have excellent risk/return profiles. The low correlation among these asset classes provides the potential for compelling relative performance in a variety of market environments.

  For much of the six-month period ending September 30, the U.S. bond market remained balanced between dichotomous poles. On one hand, reports of benign inflation buttressed investor confidence and boosted bond prices. On the other hand, tight capacity in the labor market and concerns that smoldering wage inflation could ignite broader price hikes pulled bond prices lower.

  In the period, the Fund was up 10.1% vs. a 5.6% gain for the Lehman Aggregate Index. An equal-weighted composite of the Lehman Mortgage-Backed Securities Index, the First Boston High Yield Index, and the First Boston Convertible Securities Index advanced 9.0%.

  A resurgence among small- and mid-cap stocks in the period bolstered returns for both the convertible-and high-yield bond portions of the Fund.

  The Fund's convertible holdings reflect our emphasis on securities issued by smaller-cap companies. As small caps attracted increased investor recognition, the underlying common stock and the corresponding convertible securities appreciated significantly. Our bottom-up approach to issue selection was responsible for solid gains.

  Among the Fund's high yield holdings, individual security selection was also the primary factor driving performance. In addition, the environment for high yield bonds was very attractive due to:

  - low inflation;

  - a growing economy;

  - stable interest rates;

  - solid small-cap stock performance; and

  - a low default rate.

  For much of the six-month period, mortgages delivered strong returns as a result of their yield premium over Treasuries and limited interest-rate volatility.

  Our long-term outlook for the U.S. fixed income market remains positive based upon solid fundamentals including: our long-term positive expectations for inflation; the strength of the U.S. dollar; and the improved federal budget deficit. We believe the complementary nature of the securities which comprise the Strategic Income Fund will continue to provide downside protection, current income, and appreciation potential.

--------------------------------------------------------------------------------

STRATEGIC INCOME INSTITUTIONAL PORTFOLIO
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN NICHOLAS-APPLEGATE STRATEGIC INCOME INSTITUTIONAL PORTFOLIO WITH A MODEL INDEX CONSISTING OF 1/3 LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX, 1/3 FIRST BOSTON CONVERTIBLE INDEX AND 1/3 FIRST BOSTON HIGH YIELD BOND INDEX.

                                                                       SINCE
 1 YEAR                    ANNUALIZED TOTAL RETURNS                  INCEPTION
 18.90%                         As of 09/30/97                        21.67%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 STRATEGIC INCOME INSTITUTIONAL
                           PORTFORLIO                  MODEL INDEX
 31-JUL-96                $ 250,000.00                 $ 250,000.00
 30-SEP-96                $ 264,175.16                 $ 259,283.95
31-Dec-96                               $ 272,990.92    $ 268,164.66
31-Mar-97                               $ 277,664.93    $ 270,301.77
30-Jun-97                               $ 298,228.33    $ 285,437.65
30-Sep-97                               $ 314,100.28    $ 302,455.54

This graph compares a $250,000 investment in the Strategic Income Institutional Portfolio with a model index consisting of 1/3 Lehman Brothers Mortgage-Backed Securities Index, 1/3 First Boston Convertible Index and 1/3 First Boston High Yield Bond Index, on a cumulative return basis. All return calculations reflect the reinvestment of income dividends and capital gains distributions, if any, as well as all fees and expenses applicable to the Portfolio.

The total returns for the Portfolio reflect the fact that fees and expenses in excess of certain expense limits specified in the investment management agreement have been deferred by Nicholas-Applegate Capital Management. Total return results would have been lower had there been no deferral of fees and expenses in excess of expense limitations.

The Lehman Brothers Mortgage-Backed Securities Index is an unmanaged index consisting of fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA).

The First Boston Convertible Index is an unmanaged market weighted index representing the universe of convertible securities whether they are convertible preferred stocks or convertible bonds.

The First Boston High Yield Index is an unmanaged index that generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million. All issues are individually trader-priced monthly.

Index returns reflect the reinvestment of income dividends and capital gains distributions, if any, but do not reflect fees, brokerage commissions, or other expenses of investing.

Past performance is no guarantee of future performance. Investment return and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1997 (UNAUDITED)
------------------------------------------------------------------------
STRATEGIC INCOME FUND

                                                    NUMBER
                                                   OF SHARES          VALUE
-------------------------------------------------------------------------------
PREFERRED STOCKS -- 29.3%
-------------------------------------------------------------------------------
BROADCASTING -- 1.6%
  Chancellor Media*, 12.250%.................            500       $     68,500
                                                                   ------------
FINANCE COMPANIES -- 3.4%
  Finova Finance Trust 5.500%................          2,250            148,219
                                                                   ------------
GAS UTILITIES -- 1.8%
  MCN Energy Group, Inc. 8.750% (Prides).....          2,600             79,300
                                                                   ------------
INDUSTRIAL -- 2.9%
  Ralston Purina Co.*, 7.000%................          1,850            124,644
                                                                   ------------
INTEGRATED OIL COMPANIES -- 2.1%
  Occidental Petroleum - Series 1993,
    $3.875...................................          1,500             88,125
                                                                   ------------
INVESTMENT COMPANIES -- 2.2%
  Merrill Lynch - Series IGL 6.250%
    (Strypes)................................          2,500             96,562
                                                                   ------------
METALS -- 2.4%
  AK Steel Holding Corp. 7.000% (Sails)......          2,800            102,375
                                                                   ------------
MULTI-LINE INSURERS -- 2.8%
  American Bankers Insurance - Series B,
    $3.125...................................          1,500            123,000
                                                                   ------------
OTHER ENERGY -- 2.9%
  Calenergy Capital Trust 3, 6.500%..........          2,600            125,450
                                                                   ------------
PUBLISHING -- 2.0%
  Houston Industries, Inc.*, 7.000% (Aces)...          1,700             88,400
                                                                   ------------
TELECOMMUNICATION SERVICES -- 2.7%
  IXC Communications* Inc., 12.500%..........          1,000            116,000
                                                                   ------------
TELEPHONE -- 2.5%
  Nortel Inversora 10.000%...................          2,000            108,000
                                                                   ------------
TOTAL PREFERRED STOCKS
  (Cost $1,149,699)..........................................         1,268,575
                                                                   ------------

                                                   PRINCIPAL
                                                    AMOUNT
-------------------------------------------------------------------------------
CORPORATE BONDS -- 33.3%
-------------------------------------------------------------------------------
BEVERAGES/SOFT DRINKS -- 2.3%
  Dr. Pepper Bottling Holdings Co.
    0.000%, 02/15/03.........................     $  100,000            100,125
                                                                   ------------
COMMERCIAL/INDUSTRIAL SERVICES -- 1.6%
  Musicland Group
    9.000% 06/15/03..........................         75,000             67,313
                                                                   ------------
ELECTRONIC INSTRUMENTS -- 2.3%
  Electronic Retailing Systems, Inc.
    0.000%, 02/01/04.........................        150,000            100,500
                                                                   ------------


                                                   PRINCIPAL
                                                    AMOUNT            VALUE
-------------------------------------------------------------------------------
ENTERTAINMENT -- 2.7%
  All American Communications, Inc Series B
    10.875%, 10/15/01........................     $   50,000       $     54,750
  Loews Corporation
    3.125%, 09/15/07.........................         60,000             62,175
                                                                   ------------
                                                                        116,925
                                                                   ------------
FINANCE COMPANIES -- 2.1%
  Ocwen Financial Corp.
    11.875%, 10/01/03........................         80,000             89,500
                                                                   ------------
INDUSTRIAL ENGINEERING /CONSTRUCTION -- 3.8%
  Empresas ICA, Sociedad
    5.000%, 03/15/04.........................        135,000            111,206
  Russel Metals Inc. Senior Notes
    10.250%, 06/15/00........................         50,000             52,250
                                                                   ------------
                                                                        163,456
                                                                   ------------
INTEGRATED OIL COMPANIES -- 1.2%
  Rutherford-Moran Oil Co.
    10.750%, 10/01/04........................         50,000             51,750
                                                                   ------------
LIFE INSURERS -- 3.0%
  DecisionOne Corp.
    9.750%, 08/01/07.........................         50,000             52,125
  Penn Treaty American Corp.
    6.250%, 12/01/03.........................         60,000             79,725
                                                                   ------------
                                                                        131,850
                                                                   ------------
MONEY CENTERS/BANKS -- 2.5%
  Banamex
    11.000%, 07/15/03........................        100,000            107,500
                                                                   ------------
OTHER CONSUMER DURABLES -- 1.2%
  Associated Materials, Inc.
    11.500%, 08/15/03........................         50,000             53,250
                                                                   ------------
PRODUCERS/MANUFACTURING -- 1.6%
  Doskocil Manufacturing Co. Inc.
    10.125%, 09/15/07........................         50,000             51,375
  Foodmaker, Inc.
    9.250%, 03/01/99.........................         18,000             18,472
                                                                   ------------
                                                                         69,847
                                                                   ------------
RESORTS -- 1.2%
  Signature Resorts, Inc.
    9.750%, 10/01/07.........................         50,000             50,375
                                                                   ------------
SOAPS/COSMETICS -- 1.2%
  Drypers Corp.
    10.250%, 06/15/07........................         50,000             50,250
                                                                   ------------
SPECIALTY RETAILING -- 1.9%
  Michaels Stores, Inc.
    10.875%, 06/15/06........................         75,000             82,500
                                                                   ------------
TELECOMMUNICATIONS -- 1.4%
  Telesystem International Wireless
    0.000%, 06/30/07.........................        100,000             62,375
                                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                   PRINCIPAL
                                                    AMOUNT            VALUE
-------------------------------------------------------------------------------

CORPORATE BONDS -- 33.3% (Continued)
---------------------------------------------------------

TELEPHONE -- 3.3%
  Nextel Communications, Inc. Sr. Disc. Notes
    0.000%, 09/01/03.........................     $  100,000       $     97,000
  BTI Telecom Corp.
    10.500%, 09/15/07........................         45,000             46,238
                                                                   ------------
                                                                        143,238
                                                                   ------------
TOTAL COPORATE BONDS
  (Cost $1,375,361)..........................................         1,440,754
                                                                   ------------
-------------------------------------------------------------------------------
AGENCY OBLIGATIONS -- 23.2%
-------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 7.9%
  Pool 380003
    9.500%, 06/01/02.........................         25,150             26,121
  Pool 380062
    9.500%, 11/01/04.........................         60,793             64,384
  Pool 504019
    9.000%, 03/01/06.........................         46,087             47,830
  Pool 1734 E
    6.000%, 10/15/06.........................         65,000             64,654
  Pool 1590 G
    6.000%, 10/15/21.........................         60,000             58,331
  Pool 1579 PM
    6.700%, 09/01/23.........................         60,000             58,725
  Pool 1591 PK
    6.350%, 10/01/23.........................         22,000             20,790
                                                                   ------------
                                                                        340,835
                                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 6.6%
  Pool 2468
    10.500%, 12/01/00........................         82,969             86,898
  Pool 50319
    9.500%, 06/01/05.........................         51,696             55,153
  G1993-40 D
    5.700%, 07/25/16.........................         65,000             64,147
  G1994-9
    6.500%, 09/01/21.........................         50,000             49,718
  1993-187 L
    6.500%, 07/25/23.........................         33,000             31,886
                                                                   ------------
                                                                        287,802
                                                                   ------------
                                                   PRINCIPAL
                                                    AMOUNT            VALUE
-------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 8.7%
  Pool 346237
    7.500%, 02/01/23.........................     $   30,159       $     30,781
  Pool 334305
    7.500%, 06/15/23.........................         33,233             33,919
  Pool 348909
    7.500%, 08/15/23.........................         43,049             43,937
  Pool 357262
    7.500%, 09/15/23.........................        123,633            126,183
  Pool 354713
    7.500%, 12/15/23.........................        137,253            140,083
                                                                   ------------
                                                                        374,903
                                                                   ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $983,264)............................................         1,003,540
                                                                   ------------

                                                    NUMBER
                                                   OF SHARES
-------------------------------------------------------------------------------
MUTUAL FUNDS -- 9.4%
-------------------------------------------------------------------------------
  Blackrock 2001 Term Trust, Inc.............         25,000            212,500
  Blackrock Strategic Term Trust, Inc........         23,500            195,345
                                                                   ------------
TOTAL MUTUAL FUNDS
  (Cost $405,371)............................................           407,845
                                                                   ------------
-------------------------------------------------------------------------------
WARRANTS -- 0.2%
-------------------------------------------------------------------------------
ELECTRONIC INSTRUMENTS -- 0.2%
  Electronic Retailing Systems, Inc.*........            150              9,000
                                                                   ------------
TELECOMMUNICATIONS EQUIPMENT -- 0.0%
  Optel, Inc.*...............................             75                  1
                                                                   ------------
TOTAL WARRANTS
  (Cost $6,110)..............................................             9,001
                                                                   ------------
TOTAL INVESTMENTS -- 95.4%
  (Cost $3,919,805)..........................................         4,129,715
OTHER ASSETS IN EXCESS OF LIABILITIES -- 4.6%................           197,905
                                                                   ------------
NET ASSETS -- 100.0%.........................................      $  4,327,620
                                                                   ------------

---------------
*Non-Income Producing Security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
INSTITUTIONAL PORTFOLIO
------------------------------------------------------------------------

                                MANAGEMENT TEAM

                               Fred S. Robertson,
                       Partner, Chief Investment Officer,
                            Fixed Income Management
                            Douglas G. Forsyth, CFA,
                               Portfolio Manager
                                  Jan Friedli,
                               Portfolio Manager
                                 Susan Malone,
                               Portfolio Manager

  GOAL: The Nicholas-Applegate High Yield Fund seeks to deliver total return via high current income and long-term capital appreciation from a diversified portfolio consisting primarily of U.S. corporate fixed income securities.

  REVIEW AND OUTLOOK: The following factors contributed to the positive environment for high yield bonds in the six-month period ending September 30:

  - low inflation;

  - a growing economy;

  - stable interest rates;

  - solid small-cap stock performance; and
  - a low default rate.

  Strong inflows to high-yield bond funds coupled with a record pace of new issues providing new investment opportunities continued to drive the high-yield market. Inflows in the first half of the year totaled $9.3 billion versus $6.4 billion in the first half of 1996. New issuance in the first half of 1997 was $57.6 billion versus $41.6 billion in the first six months of 1996.

  The net return for the Nicholas-Applegate High Yield Fund between April 1 and September 30 was 16.4% versus 9.2% for the First Boston High Yield Index. The Lehman Government/Corporate Index gained 7.3% during the period.

  At Nicholas-Applegate, our approach to the high-yield market is an extension of our bottom-up equity philosophy in which we invest in growing companies. We seek holdings demonstrating the following criteria:

  - positive fundamental change leading to earnings growth, cash flow growth, debt reduction, and potential credit-quality upgrade;

  - sustainability of improvement; and

  - timeliness of investment.

  Individual security selection was the primary factor driving the Fund's outperformance. Among the high-yield holdings contributing to the Fund's advance in the period were bonds issued by Foodmaker, owner of the Jack in the Box restaurant chain, and Revlon, a manufacturer and distributor of beauty products.

  Because of our bottom-up approach to high yield investing and focus on company fundamentals, we believe we will continue to find attractive high yield investment opportunities regardless of the macroeconomic environment. We look forward to building upon the Fund's recent outperformance.

                            REPRESENTATIVE HOLDINGS

                        Chancellor Media 12.25% 2/15/08
                             Foodmaker 9.25% 3/1/99
                         Michaels Stores 10.88% 6/15/06
                      Nextel Communications 0/11.5% 9/1/03
                        Signature Resorts 9.75% 10/1/07

--------------------------------------------------------------------------------

HIGH YIELD BOND INSTITUTIONAL PORTFOLIO
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN NICHOLAS-APPLEGATE HIGH YIELD BOND INSTITUTIONAL PORTFOLIO WITH THE FIRST BOSTON HIGH YIELD INDEX.

                                                                       SINCE
 1 YEAR                    ANNUALIZED TOTAL RETURNS                  INCEPTION
 24.74%                         As of 09/30/97                        27.41%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 HIGH YIELD BOND INSTITUTIONAL
                           PORTFOLIO                  FIRST BOSTON HIGH YIELD BOND INDEX
 31-JUL-96                $ 250,000.00                           $ 250,000.00
 30-SEP-96                $ 265,701.85                           $ 257,071.87
31-Dec-96                              $ 278,313.49                          $ 268,409.15
31-Mar-97                              $ 284,739.53                          $ 272,366.41
30-Jun-97                              $ 305,704.81                          $ 284,126.03
30-Sep-97                              $ 331,437.96                          $ 297,492.29

This graph compares a $250,000 investment in the High Yield Bond Institutional Portfolio with the First Boston High Yield Index, on a cumulative return basis. All return calculations reflect the reinvestment of income dividends and capital gains distributions, if any, as well as all fees and expenses applicable to the Portfolio.

The total returns for the Portfolio reflect the fact that fees and expenses in excess of certain expense limits specified in the investment management agreement have been deferred by Nicholas-Applegate Capital Management. Total return results would have been lower had there been no deferral of fees and expenses in excess of expense limitations.

The First Boston High Yield Index includes over 180 U.S. domestic issues with an average maturity range of seven to ten years and with a minimum issues size of $100 million.

The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

Past performance is no guarantee of future performance. Investment return and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1997 (UNAUDITED)
------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                                    NUMBER
                                                   OF SHARES          VALUE
-------------------------------------------------------------------------------
COMMON STOCK -- 1.5%
-------------------------------------------------------------------------------
TELEPHONE -- 1.5%
  Nextlink Communications, Inc. *, Class A
    (Cost $51,000)...........................          3,000       $     72,000
                                                                   ------------
-------------------------------------------------------------------------------
PREFERRED STOCKS -- 11.1%
-------------------------------------------------------------------------------
BROADCASTING -- 5.7%
  Chancellor Media, Inc. *, $12.250..........          2,000            274,000
                                                                   ------------
TELECOMMUNICATION SERVICES -- 5.4%
  IXC Communications, Inc. *, 12.500%........          2,250            261,000
                                                                   ------------
TOTAL PREFERRED STOCKS
  (Cost $474,842)............................................           535,000
                                                                   ------------

                                                                            PAR
                                                                           VALUE
---------------------------------------------------------------------------------------------------
CORPORATE BONDS -- 85.5%
---------------------------------------------------------------------------------------------------
AUTOMOTIVE EQUIPMENT -- 3.3%
  Interlake Corp.
    12.125%, 03/01/02.................................................  $    150,000        156,375
                                                                                       ------------
BEVERAGES/SOFT DRINKS -- 4.7%
  Dr. Pepper Bottling Holdings Co.
    02/15/03..........................................................       225,000        225,281
                                                                                       ------------
COMMERCIAL/INDUSTRIAL SERVICES -- 6.5%
  Musicland Group,
    9.000%, 06/15/03..................................................       175,000        157,062
  Rutherford-Moran Oil,
    10.750%, 10/01/04.................................................       150,000        155,250
                                                                                       ------------
                                                                                            312,312
                                                                                       ------------
COMPUTER/OFFICE AUTOMATION -- 4.3%
  DecisionOne Corp.
    9.750%, 08/01/07..................................................       200,000        208,500
                                                                                       ------------
ELECTRONIC INSTRUMENTS/DIVERSIFIED -- 4.2%
  Electronic Retailing Systems Inc.
    02/01/04..........................................................       300,000        201,000
                                                                                       ------------
ENTERTAINMENT -- 4.6%
  All American Communications, Inc.
    10.875%, 10/15/01.................................................       200,000        219,000
                                                                                       ------------
FINANCE -- 8.4%
  Ocwen Financial Corp.
    11.875%, 10/01/03.................................................       175,000        195,781
  Resource America, Inc.
    12.000%, 08/01/04.................................................       200,000        208,500
                                                                                       ------------
                                                                                            404,281
                                                                                       ------------
OTHER CONSUMER DURABLES -- 2.2%
  Associated Materials, Inc.
    11.500%, 08/15/03.................................................       100,000        106,500
                                                                                       ------------
PRODUCERS/MANUFACTURING -- 4.3%
  Doskocil Manufacturing Co., Inc.
    10.130%, 09/15/07.................................................       200,000        205,500
                                                                                       ------------
RAILROAD EQUIPMENT -- 5.6%
  Hermes Europe Railtel, BV
    11.500%, 08/15/07.................................................       250,000        270,000
                                                                                       ------------


                                                                            PAR
                                                                           VALUE          VALUE
---------------------------------------------------------------------------------------------------
RESORTS -- 4.2%
  Signature Resorts, Inc.
    9.750%, 10/01/07..................................................  $    200,000   $    201,500
                                                                                       ------------
RESTAURANTS -- 0.4%
  Foodmaker, Inc.
    9.250%, 03/01/99..................................................        18,000         18,472
                                                                                       ------------
SOAPS/COSMETICS -- 8.0%
  Drypers Corp.
    10.250%, 06/15/07.................................................       200,000        201,000
  Revlon Worldwide Series B
    03/15/01..........................................................       250,000        181,250
                                                                                       ------------
                                                                                            382,250
                                                                                       ------------
SPECIALTY RETAILING -- 4.6%
  Michaels Stores, Inc.
    10.875%, 06/15/06.................................................       200,000        220,000
                                                                                       ------------
TELECOMMUNICATIONS -- 15.8%
  Highwaymaster Communications, Inc. 13.750%, 09/15/05................       250,000        262,500
  Nextel Communications, Inc.
    11.500%, 09/01/03.................................................       200,000        194,000
  Nextlink Communications,
    9.625%, 10/01/07..................................................       200,000        208,500
  Telesystem International Wireless,
    13.250%, 06/30/07.................................................       150,000         93,563
                                                                                       ------------
                                                                                            758,563
                                                                                       ------------
TELEPHONE -- 4.4%
  BTI Telecom Corp.
    10.500%, 09/15/07.................................................       205,000        210,638
                                                                                       ------------
TOTAL CORPORATE BONDS
  (Cost $3,978,483).................................................................      4,100,172
                                                                                       ------------

                                                                           NUMBER
                                                                         OF SHARES
-------------------------------------------------------------------------------
WARRANTS -- 0.4%
-------------------------------------------------------------------------------
ELECTRONIC INSTRUMENTS -- 0.4%
  Electronic Retailing Systems *.............            300             18,000
                                                                   ------------
TELECOMMUNICATIONS EQUIPMENT -- 0.0%
  Optel, Inc. *..............................            200                  2
                                                                   ------------
TOTAL WARRANTS
  (Cost $12,219).............................................            18,002
                                                                   ------------
-------------------------------------------------------------------------------
COMMERCIAL PAPER -- 2.4%
-------------------------------------------------------------------------------
  J.P. Morgan & Co., Inc.
    6.250%, 10/01/97.........................            114            114,000
                                                                   ------------
TOTAL INVESTMENTS -- 100.9%
  (Cost $4,630,544)..........................................         4,839,174
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.9%)..............           (41,657)
                                                                   ------------
NET ASSETS -- 100.0%.........................................      $  4,797,517
                                                                   ------------

---------------
*Non-Income Producing Security

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                      (This page intentionally left blank)

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------
INSTITUTIONAL SERIES PORTFOLIOS

                                 NET ASSET        NET       NET REALIZED AND    DISTRIBUTIONS
                                 VALUES AT    INVESTMENT    UNREALIZED GAINS      FROM NET       DISTRIBUTIONS
                                 BEGINNING      INCOME         (LOSSES) ON       INVESTMENT          FROM
                                 OF PERIOD     (DEFICIT)       INVESTMENTS         INCOME        CAPITAL GAINS
---------------------------------------------------------------------------------------------------------------
MINI-CAP GROWTH+
  Institutional (For the
    period ended 09/30/97)#...   $   15.94     $    0.04        $    9.32                --               --
  Institutional (For the year
    ended 03/31/97)...........       15.85         (0.17)            0.84                --        $   (0.58)
  Institutional (For the
    period ended 03/31/96)....       12.50         (0.05)            3.40                --               --
EMERGING GROWTH++
  Institutional (For the
    period ended 09/30/97)#...       11.06         (0.01)            5.13                --               --
  Institutional (For the year
    ended 03/31/97)...........       15.10         (0.08)           (0.31)               --            (3.65)
  Institutional (For the year
    ended 03/31/96)...........       11.58         (0.11)            4.45                --            (0.82)
  Institutional (For the year
    ended 03/31/95)...........       11.38         (0.05)            0.95                --            (0.70)
  Institutional (For the
    period ended 03/31/94)....       12.50         (0.04)           (0.69)               --            (0.39)
CORE GROWTH+++
  Institutional (For the
    period ended 09/30/97)#...       15.39         (0.05)            4.75                --               --
  Institutional (For the year
    ended 03/31/97)...........       16.26         (0.08)            0.49                --            (1.28)
  Institutional (For the year
    ended 03/31/96)...........       12.62         (0.03)            4.47                --            (0.80)
  Institutional (For the year
    ended 03/31/95)...........       12.68         (0.01)            0.38                --            (0.43)
  Institutional (For the
    period ended 03/31/94)....       12.50         (0.01)            0.92                --            (0.73)
LARGE CAP GROWTH++++
  Institutional (For the
    period ended 09/30/97)#...       13.00         (0.02)            5.00                --               --
  Institutional (For the
    period ended 03/31/97)....       12.50            --             0.50                --               --
VALUE+++++
  Institutional (For the
    period ended 09/30/97)#...       15.06          0.05             5.26                --               --
  Institutional (For the
    period ended 03/31/97)....       12.50          1.50             3.11         $   (1.44)           (0.61)
INCOME & GROWTH+++
  Institutional (For the
    period ended 09/30/97)#...       14.97          0.35             2.86             (0.21)              --
  Institutional (For the year
    ended 03/31/97)...........       14.45          0.51             1.51             (0.52)           (0.98)
  Institutional (For the year
    ended 03/31/96)...........       11.86          0.53             2.59             (0.53)              --
  Institutional (For the year
    ended 03/31/95)...........       13.39          0.54            (0.85)            (0.54)           (0.68)
  Institutional (For the
    period ended 03/31/94)....       12.50          0.42             2.12             (0.42)           (1.23)
BALANCED GROWTH++
  Institutional (For the
    period ended 09/30/97)#...       13.94          0.33             3.79             (0.18)              --
  Institutional (For the year
    ended 03/31/97)...........       14.20          0.36             0.75             (0.33)           (1.04)
  Institutional (For the year
    ended 03/31/96)...........       12.01          0.37             2.19             (0.37)              --
  Institutional (For the year
    ended 03/31/95)...........       11.71          0.22             0.30             (0.22)              --
  Institutional (For the
    period ended 03/31/94)....       12.50          0.08            (0.79)            (0.08)              --
EMERGING COUNTRIES++++++
  Institutional (For the
    period ended 09/30/97)#...       17.45          0.06             3.31                --               --
  Institutional (For the year
    ended 03/31/97)...........       14.02         (0.06)            3.62             (0.05)           (0.13)
  Institutional (For the year
    ended 03/31/96)...........       10.91            --             3.16             (0.05)              --
  Institutional (For the
    period ended 03/31/95)....       12.50          0.08            (1.66)            (0.01)              --
INTERNATIONAL SMALL CAP+++++++
  Institutional (For the
    period ended 09/30/97)#...       17.02         (0.10)            3.68                --               --
  Institutional (For the year
    ended 03/31/97)...........       15.05            --             2.28             (0.08)           (0.23)
  Institutional (For the year
    ended 03/31/96)...........       13.09          0.06             2.02             (0.12)              --
  Institutional (For the year
    ended 03/31/95)...........       13.47          0.02            (0.22)            (0.06)           (0.12)
  Institutional (For the
    period ended 03/31/94)....       12.50          0.01             0.96                --               --
INTERNATIONAL CORE GROWTH++++
  Institutional (For the
    period ended 09/30/97)#...       14.13            --             3.80                --               --
  Institutional (For the
    period ended 03/31/97)....       12.50            --             1.63                --               --
WORLDWIDE GROWTH++
  Institutional (For the
    period ended 09/30/97)#...       14.21          0.27             3.48                --               --
  Institutional (For the year
    ended 03/31/97)...........       15.42         (0.12)            2.08                --            (3.17)
  Institutional (For the year
    ended 03/31/96)...........       13.06          0.06             2.58             (0.28)              --
  Institutional (For the year
    ended 03/31/95)...........       13.15         (0.01)           (0.04)            (0.04)              --
  Institutional (For the
    period ended 03/31/94)....       12.50            --             0.65                --               --
GLOBAL GROWTH & INCOME++++++++
  Institutional (For the
    period ended 09/30/97)#...       12.50          0.08             3.33                --               --
FULLY DISCRETIONARY FIXED
  INCOME+++++++++
  Institutional (For the
    period ended 09/30/97)#...       12.54          0.80             0.09             (0.42)              --
  Institutional (For the year
    ended 03/31/97)...........       12.72          0.79            (0.17)            (0.80)              --
  Institutional (For the
    period ended 03/31/96)....       12.50          0.45             0.47             (0.44)           (0.26)
SHORT-INTERMEDIATE FIXED
  INCOME+++++++++
  Institutional (For the
    period ended 09/30/97)#...       12.66          0.79            (0.28)            (0.42)              --
  Institutional (For the year
    ended 03/31/97)...........       12.79          0.79            (0.13)            (0.79)              --
  Institutional (For the
    period ended 03/31/96)....       12.50          0.37             0.29             (0.37)              --
STRATEGIC INCOME++++++++++
  Institutional (For the
    period ended 09/30/97)#...       13.06          0.87             0.82             (0.43)              --
  Institutional (For the
    period ended 03/31/97)....       12.50          0.61             0.76             (0.61)           (0.20)
HIGH YIELD BOND++++++++++
  Institutional (For the
    period ended 09/30/97)#...       13.20          1.09             1.03             (0.54)              --
  Institutional (For the
    period ended 03/31/97)....       12.50          0.74             0.95             (0.73)           (0.26)

------------------------
          + Mini-Cap Institutional Portfolio commenced operations on July 12,
            1995.
         ++ Emerging Growth, Balanced Growth and Worldwide Growth Institutional
            Portfolios commenced operations on October 1, 1993.
       +++ Core Growth and Income & Growth Institutional Portfolios commenced operations on April 19, 1993.
      ++++ Large Cap and International Core Institutional Portfolios commenced operations on December 27, 1996.
     +++++ Value Institutional Portfolio commenced operations on April 30, 1996. ++++++ Emerging Countries Institutional Portfolio commenced operations on
           November 28, 1994.
   +++++++ International Small Cap Growth Institutional Portfolio commenced operations on January 3, 1994.
  ++++++++ Global Growth & Income Institutional Portfolios commenced operations on June 30, 1997.
 +++++++++ Fully Discretionary and Short-Intermediate Fixed Income Institutional
           Portfolios commenced operations on August 31, 1995.
++++++++++ Strategic Income and High Yield Bond Institutional Portfolios
           commenced operations on July 31, 1996.
          * Annualized.
         ** Includes expenses allocated from the Master Trust Funds. See Notes to Funds' Financial Statements for amounts.
         # Unaudited.

--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                                                    RATIO OF            RATIO OF
                                                                                   EXPENSES TO         EXPENSES TO
                                                                                   AVERAGE NET         AVERAGE NET
                                                                                  ASSETS, AFTER      ASSETS, BEFORE
                                   NET ASSET                                         EXPENSE             EXPENSE
                                   VALUES AT         TOTAL      NET ASSETS AT     REIMBURSEMENT       REIMBURSEMENT
                                 END OF PERIOD      RETURN      END OF PERIOD   AND FEE WAIVER**    AND FEE WAIVER**
---------------------------------------------------------------------------------------------------------------------
MINI-CAP GROWTH+
  Institutional (For the
    period ended 09/30/97)#...     $   25.30          58.72%     $102,223,011            1.57%*              1.88%*
  Institutional (For the year
    ended 03/31/97)...........         15.94           3.90%      28,711,622             1.56%               1.99%
  Institutional (For the
    period ended 03/31/96)....         15.85          26.80%      25,237,077             1.55%*              2.46%*
EMERGING GROWTH++
  Institutional (For the
    period ended 09/30/97)#...         16.18          46.29%     276,161,896             1.17%*              1.43%*
  Institutional (For the year
    ended 03/31/97)...........         11.06          (5.66%)    167,230,059             1.17%               1.26%
  Institutional (For the year
    ended 03/31/96)...........         15.10          38.27%     224,077,027             1.16%               1.20%
  Institutional (For the year
    ended 03/31/95)...........         11.58           8.69%     206,695,605             1.18%               1.24%
  Institutional (For the
    period ended 03/31/94)....         11.38          (6.06%)    165,939,862             1.17%*              1.18%*
CORE GROWTH+++
  Institutional (For the
    period ended 09/30/97)#...         20.09          30.54%     160,853,593             0.99%*              1.21%*
  Institutional (For the year
    ended 03/31/97)...........         15.39           1.74%     156,443,417             1.00%               1.02%
  Institutional (For the year
    ended 03/31/96)...........         16.26          35.81%     149,969,371             0.98%               1.06%
  Institutional (For the year
    ended 03/31/95)...........         12.62           3.30%      72,825,771             0.99%               1.07%
  Institutional (For the
    period ended 03/31/94)....         12.68           6.84%      77,947,252             0.97%*              1.14%*
LARGE CAP GROWTH++++
  Institutional (For the
    period ended 09/30/97)#...         17.98          38.31%       1,783,055             1.01%*              4.13%*
  Institutional (For the
    period ended 03/31/97)....         13.00           4.00%       1,292,965             1.00%*              4.99%*
VALUE+++++
  Institutional (For the
    period ended 09/30/97)#...         20.37          35.26%       8,698,524             1.01%*              2.76%*
  Institutional (For the
    period ended 03/31/97)....         15.06          26.77%       3,062,377             1.00%*              3.34%*
INCOME & GROWTH+++
  Institutional (For the
    period ended 09/30/97)#...         17.98          21.56%      64,380,071             0.99%*              1.32%*
  Institutional (For the year
    ended 03/31/97)...........         14.97          14.37%      18,343,841             1.00%               1.37%
  Institutional (For the year
    ended 03/31/96)...........         14.45          26.69%      17,239,363             1.00%               1.53%
  Institutional (For the year
    ended 03/31/95)...........         11.86          (2.02%)     12,506,203             1.00%               1.48%
  Institutional (For the
    period ended 03/31/94)....         13.39          20.18%      18,331,546             0.99%*              1.50%*
BALANCED GROWTH++
  Institutional (For the
    period ended 09/30/97)#...         17.88          29.66%         883,895             1.01%*              4.49%*
  Institutional (For the year
    ended 03/31/97)...........         13.94           7.46%         709,692             1.00%               7.37%
  Institutional (For the year
    ended 03/31/96)...........         14.20          21.45%         625,350             1.00%               9.90%
  Institutional (For the year
    ended 03/31/95)...........         12.01           4.56%         283,586             1.00%              20.66%
  Institutional (For the
    period ended 03/31/94)....         11.71          (5.66%)        142,745             0.99%*             43.16%*
EMERGING COUNTRIES++++++
  Institutional (For the
    period ended 09/30/97)#...         20.82          19.31%      84,755,535             1.66%*              1.93%*
  Institutional (For the year
    ended 03/31/97)...........         17.45          25.48%      56,917,892             1.65%               1.87%
  Institutional (For the year
    ended 03/31/96)...........         14.02          29.06%       6,877,500             1.65%               3.59%
  Institutional (For the
    period ended 03/31/95)....         10.91         (12.64%)      2,020,615             1.65%*              2.14%*
INTERNATIONAL SMALL CAP+++++++
  Institutional (For the
    period ended 09/30/97)#...         20.60          20.96%      40,708,832             1.41%*              1.76%*
  Institutional (For the year
    ended 03/31/97)...........         17.02          15.25%      48,504,553             1.40%               1.68%
  Institutional (For the year
    ended 03/31/96)...........         15.05          15.99%      20,245,194             1.40%               2.44%
  Institutional (For the year
    ended 03/31/95)...........         13.09          (1.54%)     16,923,561             1.40%               1.92%
  Institutional (For the
    period ended 03/31/94)....         13.47           7.60%       3,668,113             1.40%*              2.35%*
INTERNATIONAL CORE GROWTH++++
  Institutional (For the
    period ended 09/30/97)#...         17.93          26.89%      34,813,386             1.29%*              1.85%*
  Institutional (For the
    period ended 03/31/97)....         14.13          13.04%       4,593,482             1.40%*              3.14%*
WORLDWIDE GROWTH++
  Institutional (For the
    period ended 09/30/97)#...         17.96          26.39%      10,231,907             1.36%*              2.02%*
  Institutional (For the year
    ended 03/31/97)...........         14.21          13.18%       2,655,712             1.35%               3.05%
  Institutional (For the year
    ended 03/31/96)...........         15.42          20.37%       3,613,140             1.35%               2.60%
  Institutional (For the year
    ended 03/31/95)...........         13.06          (0.34%)      4,086,668             1.35%               2.50%
  Institutional (For the
    period ended 03/31/94)....         13.15           5.20%       2,981,559             1.34%*              3.58%*
GLOBAL GROWTH & INCOME++++++++
  Institutional (For the
    period ended 09/30/97)#...         15.91          27.28%       5,003,128             1.36%*              2.45%*
FULLY DISCRETIONARY FIXED
  INCOME+++++++++
  Institutional (For the
    period ended 09/30/97)#...         13.01           7.18%      14,220,052             0.46%*              1.61%*
  Institutional (For the year
    ended 03/31/97)...........         12.54           4.98%      15,865,442             0.45%               3.74%
  Institutional (For the
    period ended 03/31/96)....         12.72           5.49%       4,413,386             0.45%*              6.45%*
SHORT-INTERMEDIATE FIXED
  INCOME+++++++++
  Institutional (For the
    period ended 09/30/97)#...         12.76           4.12%      12,920,964             0.36%*              1.51%*
  Institutional (For the year
    ended 03/31/97)...........         12.66           5.30%       5,363,962             0.35%               2.86%
  Institutional (For the
    period ended 03/31/96)....         12.79           5.33%       4,725,591             0.35%*              3.17%*
STRATEGIC INCOME++++++++++
  Institutional (For the
    period ended 09/30/97)#...         14.32          13.12%       4,284,787             0.76%*              2.94%*
  Institutional (For the
    period ended 03/31/97)....         13.06          11.07%       4,205,509             0.77%*              2.33%*
HIGH YIELD BOND++++++++++
  Institutional (For the
    period ended 09/30/97)#...         14.78          16.40%       4,748,888             0.76%*              2.83%*
  Institutional (For the
    period ended 03/31/97)....         13.20          13.90%       4,607,559             0.75%*              1.95%*

                                   RATIO OF NET         RATIO OF NET
                                INCOME (DEFICIT) TO  INCOME (DEFICIT) TO
                                    AVERAGE NET          AVERAGE NET
                                   ASSETS, AFTER       ASSETS, BEFORE
                                      EXPENSE              EXPENSE
                                   REIMBURSEMENT        REIMBURSEMENT
                                 AND FEE WAIVER**     AND FEE WAIVER**
------------------------------
MINI-CAP GROWTH+
  Institutional (For the
    period ended 09/30/97)#...           (1.17%)*             (1.48%)*
  Institutional (For the year
    ended 03/31/97)...........           (1.08%)              (1.30%)
  Institutional (For the
    period ended 03/31/96)....           (0.98%)*             (1.36%)*
EMERGING GROWTH++
  Institutional (For the
    period ended 09/30/97)#...           (0.65%)*             (0.90%)*
  Institutional (For the year
    ended 03/31/97)...........           (0.72%)              (0.81%)
  Institutional (For the year
    ended 03/31/96)...........           (0.62%)              (0.66%)
  Institutional (For the year
    ended 03/31/95)...........           (0.58%)              (0.64%)
  Institutional (For the
    period ended 03/31/94)....           (0.83%)*             (0.84%)*
CORE GROWTH+++
  Institutional (For the
    period ended 09/30/97)#...           (0.22%)*             (0.44%)*
  Institutional (For the year
    ended 03/31/97)...........           (0.45%)              (0.47%)
  Institutional (For the year
    ended 03/31/96)...........           (0.32%)              (0.40%)
  Institutional (For the year
    ended 03/31/95)...........           (0.06%)              (0.14%)
  Institutional (For the
    period ended 03/31/94)....           (0.07%)*             (0.24%)*
LARGE CAP GROWTH++++
  Institutional (For the
    period ended 09/30/97)#...           (0.24%)*             (3.36%)*
  Institutional (For the
    period ended 03/31/97)....           (0.06%)*             (1.68%)*
VALUE+++++
  Institutional (For the
    period ended 09/30/97)#...            1.34%*              (0.41%)*
  Institutional (For the
    period ended 03/31/97)....            1.64%*               0.59%*
INCOME & GROWTH+++
  Institutional (For the
    period ended 09/30/97)#...            3.27%*               2.94%*
  Institutional (For the year
    ended 03/31/97)...........            3.43%                3.03%
  Institutional (For the year
    ended 03/31/96)...........            3.88%                3.34%
  Institutional (For the year
    ended 03/31/95)...........            4.28%                3.80%
  Institutional (For the
    period ended 03/31/94)....            3.36%*               2.85%*
BALANCED GROWTH++
  Institutional (For the
    period ended 09/30/97)#...            1.88%*              (1.61%)*
  Institutional (For the year
    ended 03/31/97)...........            2.49%               (3.63%)
  Institutional (For the year
    ended 03/31/96)...........            2.74%               (5.74%)
  Institutional (For the year
    ended 03/31/95)...........            2.06%              (17.60%)
  Institutional (For the
    period ended 03/31/94)....            1.59%*             (40.58%)*
EMERGING COUNTRIES++++++
  Institutional (For the
    period ended 09/30/97)#...            0.61%*               0.34%*
  Institutional (For the year
    ended 03/31/97)...........           (0.52%)              (0.76%)
  Institutional (For the year
    ended 03/31/96)...........            0.29%               (1.41%)
  Institutional (For the
    period ended 03/31/95)....            1.73%*               1.24%*
INTERNATIONAL SMALL CAP+++++++
  Institutional (For the
    period ended 09/30/97)#...           (0.20%)*             (0.56%)*
  Institutional (For the year
    ended 03/31/97)...........           (0.38%)              (0.63%)
  Institutional (For the year
    ended 03/31/96)...........            0.34%               (0.07%)
  Institutional (For the year
    ended 03/31/95)...........            0.19%               (0.33%)
  Institutional (For the
    period ended 03/31/94)....            0.36%*              (0.59%)*
INTERNATIONAL CORE GROWTH++++
  Institutional (For the
    period ended 09/30/97)#...            0.26%*              (0.30%)*
  Institutional (For the
    period ended 03/31/97)....            0.43%*              (0.41%)*
WORLDWIDE GROWTH++
  Institutional (For the
    period ended 09/30/97)#...           (0.01%)*             (0.68%)*
  Institutional (For the year
    ended 03/31/97)...........           (0.43%)              (2.06%)
  Institutional (For the year
    ended 03/31/96)...........            0.20%               (0.99%)
  Institutional (For the year
    ended 03/31/95)...........            0.05%               (1.10%)
  Institutional (For the
    period ended 03/31/94)....            0.05%*              (2.19%)*
GLOBAL GROWTH & INCOME++++++++
  Institutional (For the
    period ended 09/30/97)#...            2.73%*               1.63%*
FULLY DISCRETIONARY FIXED
  INCOME+++++++++
  Institutional (For the
    period ended 09/30/97)#...            6.35%*               5.20%*
  Institutional (For the year
    ended 03/31/97)...........            6.12%                4.71%
  Institutional (For the
    period ended 03/31/96)....            6.39%*               2.63%*
SHORT-INTERMEDIATE FIXED
  INCOME+++++++++
  Institutional (For the
    period ended 09/30/97)#...            6.68%*               5.53%*
  Institutional (For the year
    ended 03/31/97)...........            6.18%                4.95%
  Institutional (For the
    period ended 03/31/96)....            5.81%*              (4.01%)*
STRATEGIC INCOME++++++++++
  Institutional (For the
    period ended 09/30/97)#...            6.32%*               4.13%*
  Institutional (For the
    period ended 03/31/97)....            6.97%*               6.36%*
HIGH YIELD BOND++++++++++
  Institutional (For the
    period ended 09/30/97)#...            7.67%*               5.60%*
  Institutional (For the
    period ended 03/31/97)....            8.47%*               7.97%*

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 1997 (UNAUDITED)
-------------------------------------------------------------------------------
INSTITUTIONAL PORTFOLIOS

                                  MINI CAP        EMERGING                        LARGE CAP                       INCOME &
                                   GROWTH          GROWTH        CORE GROWTH       GROWTH           VALUE          GROWTH
                                ---------------------------------------------------------------------------------------------
ASSETS
  Investments in Master Trust
    Fund, at value*...........  $ 102,223,980   $ 276,167,888   $ 160,896,157   $   1,783,191   $   8,699,055   $  64,716,092
  Receivable for shares of
    beneficial interest
    sold......................        671,764              --              --              --              --              --
  Receivable for investments
    sold in Master Trust
    Fund......................        100,000              --              --              --              --              --
  Fundshare gain..............             --              --              --              --              --              --
  Due from advisor............         26,039          75,288          51,585           2,295           3,998          18,178
  Deferred organization
    costs.....................          1,470           2,313           7,383              --           2,315           4,142
  Prepaid expenses and other
    assets....................            680           2,845           2,054              17              33             298
                                ---------------------------------------------------------------------------------------------
    Total assets..............    103,023,933     276,248,334     160,957,179       1,785,503       8,705,401      64,738,710
                                ---------------------------------------------------------------------------------------------
LIABILITIES
  Payable for investments
    purchased in Master Trust
    Fund......................        100,000              --              --              --              --              --
  Payable for shares of
    beneficial interest
    repurchased...............         29,158              --              --              --              --              --
  Due to advisor..............             --              --          37,882              --              --           1,090
  Dividend payable............        671,764              --              --              --              --         329,345
  Accrued expenses............             --          86,438          65,704           2,448           3,642          28,204
  Fundshare gain..............             --              --              --              --              --              --
  Organizational Costs
    Payable...................             --              --              --              --           3,235              --
                                ---------------------------------------------------------------------------------------------
    Total liabilities.........        800,922          86,438         103,586           2,448           6,877         358,639
                                ---------------------------------------------------------------------------------------------
NET ASSETS....................  $ 102,223,011   $ 276,161,896   $ 160,853,593   $   1,783,055   $   8,698,524   $  64,380,071
                                ---------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS.....
  Paid-in capital.............  $  71,116,313   $ 184,494,913   $ 108,562,148   $   1,231,080   $   6,923,297   $  56,724,730
  Accumulated undistributed
    net investment income
    (deficit).................       (741,575)     (4,940,991)     (1,396,116)         (2,187)         44,910             750
  Accumulated undistributed
    net realized gains
    (losses)..................      4,225,762       2,891,097      23,012,778         425,538         445,442       1,407,212
  Accumulated undistributed
    foreign exchange gain
    (loss)....................             --              --              --              --       1,284,875              --
  Net unrealized foreign
    exchange gain (loss)......             --              --              --              --              --       6,247,379
  Net unrealized appreciation
    (depreciation) on
    investments...............     27,622,511      93,716,877      30,674,783         128,624              --              --
                                ---------------------------------------------------------------------------------------------
    Net assets................  $ 102,223,011   $ 276,161,896   $ 160,853,593   $   1,783,055   $   8,698,524   $  64,380,071
                                ---------------------------------------------------------------------------------------------
  Shares of beneficial
    interest, no par value,
    issued
    and outstanding (unlimited
    shares authorized)........      4,040,022      17,068,062       8,007,647          99,163         427,102       3,579,835
                                ---------------------------------------------------------------------------------------------
COMPUTATION OF
  Net asset value per share of
    beneficial interest
    (Net assets/Outstanding
    shares of beneficial
    interest).................  $       25.30   $       16.18   $       20.09   $       17.98   $       20.37   $       17.98
                                ---------------------------------------------------------------------------------------------
* Cost of investments in the
  Master Trust Fund...........  $  70,120,529   $ 119,944,502   $  83,251,452   $   1,230,564   $   6,790,027   $  51,230,541
                                ---------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                                INTERNATIONAL
                                  BALANCED        EMERGING        SMALL CAP     INTERNATIONAL     WORLDWIDE     GLOBAL GROWTH
                                   GROWTH         COUNTRIES        GROWTH        CORE GROWTH       GROWTH         & INCOME
                                ---------------------------------------------------------------------------------------------
ASSETS
  Investments in Master Trust
    Fund, at value*...........  $    898,417    $  84,719,638   $ 40,684,486    $ 34,812,756    $  10,239,209   $   5,003,379
  Receivable for shares of
    beneficial interest
    sold......................            --               --             --              --           18,861              --
  Receivable for investments
    sold in Master Trust
    Fund......................            --               --             --              --           18,861              --
  Fundshare gain..............            --               --             --              --               --           3,446
  Due from advisor............         2,089           28,478         19,567          12,841            2,964           4,324
  Deferred organization
    costs.....................            --            4,637          4,496              --               --              --
  Prepaid expenses and other
    assets....................            14            2,782            655             191               42              --
                                ---------------------------------------------------------------------------------------------
    Total assets..............       900,520       84,755,535     40,709,204      34,825,788       10,279,937       5,011,149
                                ---------------------------------------------------------------------------------------------
LIABILITIES
  Payable for investments
    purchased in Master Trust
    Fund......................            --               --             --              --           18,861              --
  Payable for shares of
    beneficial interest
    repurchased...............            --               --             --              --           18,861              --
  Due to advisor..............            --               --             --              --               --              --
  Dividend payable............         3,411               --             --              --               --              --
  Accrued expenses............        13,214               --            372          12,402           10,308           4,575
  Fundshare gain..............            --               --             --              --               --           3,446
  Organizational Costs
    Payable...................            --               --             --              --               --              --
                                ---------------------------------------------------------------------------------------------
    Total liabilities.........        16,625               --            372          12,402           48,030           8,021
                                ---------------------------------------------------------------------------------------------
NET ASSETS....................  $    883,895    $  84,755,535   $ 40,708,832    $ 34,813,386    $  10,231,907   $   5,003,128
                                ---------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS.....
  Paid-in capital.............  $    642,996    $  66,307,233   $ 25,196,109    $ 31,205,014    $   8,398,634   $   4,098,449
  Accumulated undistributed
    net investment income
    (deficit).................           (17)          62,671       (541,806)         21,672          (74,292)         25,776
  Accumulated undistributed
    net realized gains
    (losses)..................        45,666        7,709,447      8,136,866         549,544          695,860         546,118
  Accumulated undistributed
    foreign exchange gain
    (loss)....................         3,399         (245,419)      (369,705)        (64,883)         (17,518)        (13,320)
  Net unrealized foreign
    exchange gain (loss)......        (2,378)          (5,192)        (2,095)         (1,534)            (587)            (65)
  Net unrealized appreciation
    (depreciation) on
    investments...............       194,229       10,926,795      8,289,463       3,103,573        1,229,810         346,170
                                ---------------------------------------------------------------------------------------------
    Net assets................  $    883,895    $  84,755,535   $ 40,708,832    $ 34,813,386    $  10,231,907   $   5,003,128
                                ---------------------------------------------------------------------------------------------
  Shares of beneficial
    interest, no par value,
    issued
    and outstanding (unlimited
    shares authorized)........        49,435        4,070,195      1,975,976       1,941,702          569,788         314,392
                                ---------------------------------------------------------------------------------------------
COMPUTATION OF
  Net asset value per share of
    beneficial interest
    (Net assets/Outstanding
    shares of beneficial
    interest).................  $      17.88    $       20.82   $      20.60    $      17.93    $       17.96   $       15.91
                                ---------------------------------------------------------------------------------------------
* Cost of investments in the
  Master Trust Fund...........  $    573,414    $  66,022,130   $ 23,983,243    $ 31,199,853    $   7,880,570   $   4,097,218
                                ---------------------------------------------------------------------------------------------

                                    FULLY           SHORT
                                DISCRETIONARY   INTERMEDIATE      STRATEGIC      HIGH YIELD
                                FIXED INCOME    FIXED INCOME       INCOME           BOND

ASSETS
  Investments in Master Trust
    Fund, at value*...........  $ 14,424,280    $ 13,110,510    $   4,297,864   $  4,766,611
  Receivable for shares of
    beneficial interest
    sold......................         3,210              --               --             --
  Receivable for investments
    sold in Master Trust
    Fund......................           121              --               --             --
  Fundshare gain..............            --              --               --             --
  Due from advisor............         7,010           6,021            3,133          3,272
  Deferred organization
    costs.....................         1,220           1,220                              --
  Prepaid expenses and other
    assets....................           171             267               48             57

    Total assets..............    14,436,012      13,118,018        4,301,045      4,769,940

LIABILITIES
  Payable for investments
    purchased in Master Trust
    Fund......................         3,210              --               --             --
  Payable for shares of
    beneficial interest
    repurchased...............           121              --               --             --
  Due to advisor..............            --              --               --             --
  Dividend payable............       197,835         191,400           23,040         25,711
  Accrued expenses............        14,794           5,654           (6,782)        (4,659)
  Fundshare gain..............            --              --               --             --
  Organizational Costs
    Payable...................            --              --               --             --

    Total liabilities.........       215,960         197,054           16,258         21,052

NET ASSETS....................  $ 14,220,052    $ 12,920,964    $   4,284,787   $  4,748,888

COMPOSITION OF NET ASSETS.....
  Paid-in capital.............  $ 13,923,514    $ 12,919,088    $   3,743,851   $  4,009,557
  Accumulated undistributed
    net investment income
    (deficit).................           705              48            2,330           (140)
  Accumulated undistributed
    net realized gains
    (losses)..................       103,486         (71,563)         330,129        532,164
  Accumulated undistributed
    foreign exchange gain
    (loss)....................       206,838              --               --             --
  Net unrealized foreign
    exchange gain (loss)......      (103,279)             --               --             --
  Net unrealized appreciation
    (depreciation) on
    investments...............        88,788          73,391          208,477        207,307

    Net assets................  $ 14,220,052    $ 12,920,964    $   4,284,787   $  4,748,888

  Shares of beneficial
    interest, no par value,
    issued
    and outstanding (unlimited
    shares authorized)........     1,092,997       1,012,699          299,222        321,987

COMPUTATION OF
  Net asset value per share of
    beneficial interest
    (Net assets/Outstanding
    shares of beneficial
    interest).................  $      13.01    $      12.76    $       14.32   $      14.78

* Cost of investments in the
  Master Trust Fund...........  $ 13,384,259    $ 12,290,065    $   3,386,344   $  3,511,470


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
INSTITUTIONAL SERIES PORTFOLIOS

                                  MINI CAP        EMERGING                        LARGE CAP                       INCOME &
                                   GROWTH          GROWTH        CORE GROWTH       GROWTH           VALUE          GROWTH
                                ---------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Net investment income
    (deficit) from Master
    Trust Fund................  $    (324,931)  $    (645,705)  $     (82,778)  $     (1,523)   $      34,470   $     528,136
                                ---------------------------------------------------------------------------------------------
EXPENSES
  Accounting fees.............         18,818          70,752          49,763            537            1,588          10,128
  Administration fees.........          2,507           2,507           5,731          2,356            2,507           3,545
  Audit & tax fees............          9,626          13,340          11,198          3,216            3,262           8,479
  Co-Administration fees......         29,172         108,443          75,516            822            2,473          15,817
  Distribution fees...........             --              --              --            139               --              --
  Insurance...................            544           2,494           1,771             16               38             246
  Legal fees..................          3,169          11,967           8,449             91              267           1,697
  Miscellaneous...............            634           2,392           1,690             18               53             689
  Organization costs..........            288           1,166           6,760             --              326           3,772
  Registration fees...........          3,566          11,341           9,384             80              526           1,566
  Shareholder reporting
    fees......................         11,092          41,884          29,571            319              934           5,941
  Shareholder servicing fee...             --              --              --             --               --              --
  Transfer agent fees.........         20,082          59,489          40,650            605            1,942          13,745
  Trustees' fee...............            637             637             637            637              637             637
                                ---------------------------------------------------------------------------------------------
    Total expenses............        100,135         326,412         241,120          8,836           14,553          66,262
  Less: Reimbursement to
    (from) advisor............        (56,378)       (163,747)        (89,964)        (7,604)         (10,843)        (41,446)
  Less: Co-Administration fees
    waived....................        (29,172)       (108,443)        (75,516)          (822)          (2,473)        (15,817)
  Add: Line of credit
    commitment fee............          2,151           8,122           5,734             62              181           1,152
                                ---------------------------------------------------------------------------------------------
    Net expenses..............         16,736          62,344          81,374            472            1,418          10,151
                                ---------------------------------------------------------------------------------------------
      Net investment income
        (deficit).............       (341,667)       (708,049)       (164,152)        (1,995)          33,052         517,985
                                ---------------------------------------------------------------------------------------------
NET REALIZED & UNREALIZED GAIN
  (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on
    security transactions.....      2,280,198      12,463,480      14,519,452        354,175          271,625       1,009,178
  Net realized foreign
    exchange gain (loss)......             --              --              --             --               --              --
  Net unrealized foreign
    exchange gain (loss)......             --              --              --             --               --              --
  Change in net unrealized
    appreciation
    (depreciation) of
    investments and foreign
    currency..................     26,182,494      71,872,503      24,665,369        163,739        1,047,774       4,749,342
                                ---------------------------------------------------------------------------------------------
      Net gain (loss) on
        investments...........     28,462,692      84,335,983      39,184,821        517,914        1,319,399       5,758,520
                                ---------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM OPERATIONS...  $  28,121,025   $  83,627,934   $  39,020,669   $    515,919    $   1,352,451   $   6,276,505
                                ---------------------------------------------------------------------------------------------

---------------
+ Commenced operations on June 30, 1997.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                                INTERNATIONAL
                                  BALANCED        EMERGING        SMALL CAP     INTERNATIONAL     WORLDWIDE     GLOBAL GROWTH
                                   GROWTH         COUNTRIES        GROWTH        CORE GROWTH       GROWTH         & INCOME+
                                ---------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Net investment income
    (deficit) from Master
    Trust Fund................  $      7,656    $     222,437   $    (34,829)   $     23,364    $      3,937    $     27,258
                                ---------------------------------------------------------------------------------------------
EXPENSES
  Accounting fees.............           260           21,850         15,894           4,639           1,754              --
  Administration fees.........           500            6,155         12,496          13,950             779           1,679
  Audit & tax fees............         7,212            9,529          8,225           4,087           7,426           2,923
  Co-Administration fees......           395           33,392         23,996           7,356           2,738             946
  Distribution fees...........            --               --             --              --              --              --
  Insurance...................             8              678            520             136              43              --
  Legal fees..................            44            3,700          2,705             772             294              95
  Miscellaneous...............             9              740            541             154              58              19
  Organization costs..........            --              930            201              --              --              53
  Registration fees...........            50            8,093          5,177           1,165             257              83
  Shareholder reporting
    fees......................           154           12,949          9,466           2,703           1,030             331
  Shareholder servicing fee...            --               --             --              --              --           2,364
  Transfer agent fees.........         4,133           17,513         15,435           4,854           5,892             822
  Trustees' fee...............           637              637            637             637             637             320
                                ---------------------------------------------------------------------------------------------
    Total expenses............        13,402          116,166         95,293          40,453          20,908           9,635
  Less: Reimbursement to
    (from) advisor............       (12,810)         (66,077)       (59,299)        (29,420)        (14,065)         (7,271)
  Less: Co-Administration fees
    waived....................          (395)         (33,392)       (23,996)         (7,356)         (2,738)           (946)
  Add: Line of credit
    commitment fee............            30            2,511          1,836             524             200              64
                                ---------------------------------------------------------------------------------------------
    Net expenses..............           227           19,208         13,834           4,201           4,305           1,482
                                ---------------------------------------------------------------------------------------------
      Net investment income
        (deficit).............         7,429          203,229        (48,663)         19,163            (368)         25,776
                                ---------------------------------------------------------------------------------------------
NET REALIZED & UNREALIZED GAIN
  (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on
    security transactions.....        31,823        3,184,869      6,098,254         410,048         376,905         546,118
  Net realized foreign
    exchange gain (loss)......         3,399         (189,992)      (240,576)        (51,172)         (7,305)        (13,320)
  Net unrealized foreign
    exchange gain (loss)......        (2,378)             744          3,047            (233)             39             (65)
  Change in net unrealized
    appreciation
    (depreciation) of
    investments and foreign
    currency..................       163,075        8,552,156      3,014,077       3,045,873         856,174         346,170
                                ---------------------------------------------------------------------------------------------
      Net gain (loss) on
        investments...........       195,919       11,547,777      8,874,802       3,404,516       1,225,813         878,903
                                ---------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM OPERATIONS...  $    203,348    $  11,751,006   $  8,826,139    $  3,423,679    $  1,225,445    $    904,679
                                ---------------------------------------------------------------------------------------------

                                    FULLY           SHORT
                                DISCRETIONARY   INTERMEDIATE      STRATEGIC      HIGH YIELD
                                FIXED INCOME    FIXED INCOME       INCOME           BOND

INVESTMENT INCOME
  Net investment income
    (deficit) from Master
    Trust Fund................  $    414,434    $    386,153    $     131,479   $    177,431

EXPENSES
  Accounting fees.............         4,283           3,777            1,359          1,516
  Administration fees.........         2,507           2,507            2,507          2,507
  Audit & tax fees............         7,218           7,173            3,284          3,296
  Co-Administration fees......         6,464           5,729            2,061          2,296
  Distribution fees...........            --              --               --             --
  Insurance...................           133             127               44             51
  Legal fees..................           728             642              231            258
  Miscellaneous...............           151             129               46             50
  Organization costs..........           246             245               --             --
  Registration fees...........         2,066             788              651            714
  Shareholder reporting
    fees......................         2,548           2,246              808            902
  Shareholder servicing fee...            --              --               --             --
  Transfer agent fees.........         6,488           6,240            1,903          1,987
  Trustees' fee...............           637             637              637            637

    Total expenses............        33,469          30,240           13,531         14,214
  Less: Reimbursement to
    (from) advisor............       (23,769)        (21,648)         (10,440)       (10,771)
  Less: Co-Administration fees
    waived....................        (6,464)         (5,729)          (2,061)        (2,296)
  Add: Line of credit
    commitment fee............           494             435              157            175

    Net expenses..............         3,730           3,298            1,187          1,322

      Net investment income
        (deficit).............       410,704         382,855          130,292        176,109

NET REALIZED & UNREALIZED GAIN
  (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on
    security transactions.....       265,705         (26,748)         167,503        290,827
  Net realized foreign
    exchange gain (loss)......       130,590              --               --             --
  Net unrealized foreign
    exchange gain (loss)......      (104,217)             --               --             --
  Change in net unrealized
    appreciation
    (depreciation) of
    investments and foreign
    currency..................       207,580         110,290          202,802        231,080

      Net gain (loss) on
        investments...........       499,658          83,542          370,305        521,907

NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM OPERATIONS...  $    910,362    $    466,397    $     500,597   $    698,016


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------
INSTITUTIONAL SERIES PORTFOLIOS

                                                MINI CAP GROWTH                EMERGING GROWTH
                                          ----------------------------  -----------------------------
                                             FOR THE                       FOR THE
                                          PERIOD ENDED      FOR THE     PERIOD ENDED       FOR THE
                                          SEPTEMBER 30,    YEAR ENDED   SEPTEMBER 30,    YEAR ENDED
                                              1997         MARCH 31,        1997          MARCH 31,
                                           (UNAUDITED)        1997       (UNAUDITED)        1997
                                          -----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS
    Net investment income (deficit).....  $   (341,667)   $   (322,817) $   (708,049)   $  (1,318,817)
    Net realized gain (loss) from
      security transactions.............     2,280,198       2,962,417    12,463,480       40,968,639
    Net realized foreign exchange gain
      (loss)............................            --              --            --               --
    Net unrealized foreign exchange gain
      (loss)............................            --              --            --               --
    Change in net unrealized
      appreciation (depreciation) of
      investments.......................    26,182,494      (1,715,457)   71,872,503      (41,243,766)
                                          -----------------------------------------------------------
        Net increase (decrease) in net
          assets resulting from
          operations....................    28,121,025         924,143    83,627,934       (1,593,944)
                                          -----------------------------------------------------------
DISTRIBUTIONS TO SHARES OF BENEFICIAL
   INTEREST
    Net income*.........................            --              --            --               --
    Capital gain*.......................            --        (960,218)           --      (37,468,037)
                                          -----------------------------------------------------------
        Total distributions.............            --        (960,218)           --      (37,468,037)
                                          -----------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL
   INTEREST
    Proceeds from sales.................    48,978,213      13,080,834    90,209,582       70,456,223
    Proceeds from shares issued for
      distribution reinvestment.........            --         754,309           148       33,951,298
    Cost of shares repurchased..........    (3,587,849)    (10,324,523)  (64,905,827)    (122,192,508)
                                          -----------------------------------------------------------
      Increase (decrease) in net assets
        derived from transactions in
        shares
        of beneficial interest..........    45,390,364       3,510,620    25,303,903      (17,784,987)
                                          -----------------------------------------------------------
        Total increase (decrease) in net
          assets in net assets..........    73,511,389       3,474,545   108,931,837      (56,846,968)
NET ASSETS:
  BEGINNING OF PERIOD...................    28,711,622      25,237,077   167,230,059      224,077,027
                                          -----------------------------------------------------------
  END OF PERIOD.........................  $102,223,011    $ 28,711,622  $276,161,896    $ 167,230,059
                                          -----------------------------------------------------------
CHANGES IN SHARES OF BENEFICIAL INTEREST
  Beginning balance.....................     1,801,049       1,592,133    15,120,583       14,834,897
  Shares sold...........................     2,409,740         724,572     6,791,780        5,471,066
  Shares issued for distributions
    reinvested..........................            --          43,501            14        2,681,778
  Shares repurchased....................      (170,767)       (559,157)   (4,844,315)      (7,867,158)
                                          -----------------------------------------------------------
      Ending balance....................     4,040,022       1,801,049    17,068,062       15,120,583
                                          -----------------------------------------------------------

---------------
* See Financial Highlights for per share distribution amounts.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                  CORE GROWTH                 INCOME & GROWTH             BALANCED GROWTH
                                          ----------------------------  ---------------------------  --------------------------
                                             FOR THE                       FOR THE                      FOR THE
                                          PERIOD ENDED      FOR THE     PERIOD ENDED      FOR THE    PERIOD ENDED     FOR THE
                                          SEPTEMBER 30,    YEAR ENDED   SEPTEMBER 30,   YEAR ENDED   SEPTEMBER 30,   YEAR ENDED
                                              1997         MARCH 31,        1997         MARCH 31,       1997        MARCH 31,
                                           (UNAUDITED)        1997       (UNAUDITED)       1997       (UNAUDITED)       1997
                                          -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS
    Net investment income (deficit).....  $    (164,152)  $   (807,350)  $   517,985    $   600,726    $  7,429      $  15,860
    Net realized gain (loss) from
      security transactions.............     14,519,452     24,083,173     1,009,178      2,239,626      31,823         37,219
    Net realized foreign exchange gain
      (loss)............................             --             --            --             --       3,399             --
    Net unrealized foreign exchange gain
      (loss)............................             --             --            --             --      (2,378)            --
    Change in net unrealized
      appreciation (depreciation) of
      investments.......................     24,665,369    (21,156,642)    4,749,342       (495,106)    163,075        (15,084)
                                          -------------------------------------------------------------------------------------
        Net increase (decrease) in net
          assets resulting from
          operations....................     39,020,669      2,119,181     6,276,505      2,345,246     203,348         37,995
                                          -------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHARES OF BENEFICIAL
   INTEREST
    Net income*.........................             --             --      (514,161)      (606,762)     (8,757)       (14,573)
    Capital gain*.......................             --    (13,534,098)           --     (1,113,316)         --        (42,381)
                                          -------------------------------------------------------------------------------------
        Total distributions.............             --    (13,534,098)     (514,161)    (1,720,078)     (8,757)       (56,954)
                                          -------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL
   INTEREST
    Proceeds from sales.................     10,930,613     57,722,183    42,639,840      2,424,480      36,624        333,652
    Proceeds from shares issued for
      distribution reinvestment.........             --     13,248,640       170,367      1,702,546       5,306         56,905
    Cost of shares repurchased..........    (45,541,106)   (53,081,860)   (2,536,321)    (3,647,716)    (62,318)      (287,256)
                                          -------------------------------------------------------------------------------------
      Increase (decrease) in net assets
        derived from transactions in
        shares
        of beneficial interest..........    (34,610,493)    17,888,964    40,273,886        479,310     (20,388)       103,301
                                          -------------------------------------------------------------------------------------
        Total increase (decrease) in net
          assets in net assets..........      4,410,176      6,474,047    46,036,230      1,104,478     174,203         84,342
NET ASSETS:
  BEGINNING OF PERIOD...................    156,443,417    149,969,371    18,343,841     17,239,363     709,692        625,350
                                          -------------------------------------------------------------------------------------
  END OF PERIOD.........................  $ 160,853,593   $156,443,418   $64,380,071    $18,343,841    $883,895      $ 709,692
                                          -------------------------------------------------------------------------------------
CHANGES IN SHARES OF BENEFICIAL INTEREST
  Beginning balance.....................     10,163,057      9,221,300     1,225,160      1,193,034      50,910         44,039
  Shares sold...........................        632,779      3,328,373     2,497,039        162,499       2,408         22,505
  Shares issued for distributions
    reinvested..........................             --        774,774        10,363        114,716         339          3,853
  Shares repurchased....................     (2,788,189)    (3,161,390)     (152,727)      (245,089)     (4,222)       (19,487)
                                          -------------------------------------------------------------------------------------
      Ending balance....................      8,007,647     10,163,057     3,579,835      1,225,160      49,435         50,910
                                          -------------------------------------------------------------------------------------

                                                    VALUE
                                          --------------------------
                                             FOR THE
                                          PERIOD ENDED     FOR THE
                                          SEPTEMBER 30,   YEAR ENDED
                                              1997        MARCH 31,
                                           (UNAUDITED)       1997

INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS
    Net investment income (deficit).....   $   33,052     $  38,054
    Net realized gain (loss) from
      security transactions.............      271,625       278,762
    Net realized foreign exchange gain
      (loss)............................           --            --
    Net unrealized foreign exchange gain
      (loss)............................           --            --
    Change in net unrealized
      appreciation (depreciation) of
      investments.......................    1,047,774       237,101

        Net increase (decrease) in net
          assets resulting from
          operations....................    1,352,451       553,917

DISTRIBUTIONS TO SHARES OF BENEFICIAL
   INTEREST
    Net income*.........................           --       (26,196 )
    Capital gain*.......................           --      (104,945 )

        Total distributions.............           --      (131,141 )

TRANSACTIONS IN SHARES OF BENEFICIAL
   INTEREST
    Proceeds from sales.................    4,434,205     2,647,153
    Proceeds from shares issued for
      distribution reinvestment.........           --       131,141
    Cost of shares repurchased..........     (150,509)     (139,693 )

      Increase (decrease) in net assets
        derived from transactions in
        shares
        of beneficial interest..........    4,283,696     2,638,601

        Total increase (decrease) in net
          assets in net assets..........    5,636,147     3,061,377
NET ASSETS:
  BEGINNING OF PERIOD...................    3,062,377         1,000

  END OF PERIOD.........................   $8,698,524     $3,062,377

CHANGES IN SHARES OF BENEFICIAL INTEREST
  Beginning balance.....................      203,339            80
  Shares sold...........................      232,430       204,389
  Shares issued for distributions
    reinvested..........................       (8,667)      (10,167 )
  Shares repurchased....................           --         9,037

      Ending balance....................      427,102       203,339


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS -- CONTINUED
--------------------------------------------------------------------------------
INSTITUTIONAL SERIES PORTFOLIOS

                                               LARGE CAP GROWTH            EMERGING COUNTRIES
                                          --------------------------  ----------------------------
                                             FOR THE                     FOR THE
                                          PERIOD ENDED     FOR THE    PERIOD ENDED      FOR THE
                                          SEPTEMBER 30,   YEAR ENDED  SEPTEMBER 30,    YEAR ENDED
                                              1997        MARCH 31,       1997         MARCH 31,
                                           (UNAUDITED)       1997      (UNAUDITED)        1997
                                          --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS
    Net investment income (deficit).....   $   (1,995)    $    (192 )  $   203,229    $   (150,126)
    Net realized gain (loss) from
      security transactions.............      354,175        71,363      3,184,869       4,904,364
    Net realized foreign exchange gain
      (loss)............................           --            --       (189,992)        (45,337)
    Net unrealized foreign exchange gain
      (loss)............................           --            --            744          (5,843)
    Change in net unrealized
      appreciation (depreciation) of
      investments.......................      163,739       (35,115 )    8,552,156       1,820,754
                                          --------------------------------------------------------
        Net increase (decrease) in net
          assets resulting from
          operations....................      515,919        36,056     11,751,006       6,523,812
                                          --------------------------------------------------------
DISTRIBUTIONS TO SHARES OF BENEFICIAL
   INTEREST
    Net income*.........................           --            --             --              --
    Capital gain*.......................           --            --             --        (194,973)
                                          --------------------------------------------------------
        Total distributions.............           --            --             --        (194,973)
                                          --------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL
   INTEREST
    Proceeds from sales.................      614,299     1,321,861     18,692,137      55,734,073
    Proceeds from shares issued for
      distribution reinvestment.........           --            --             --         169,281
    Cost of shares repurchased..........     (640,128)      (65,952 )   (2,605,500)    (12,191,801)
                                          --------------------------------------------------------
      Increase (decrease) in net assets
        derived from transactions in
        shares
        of beneficial interest..........      (25,829)    1,255,909     16,086,637      43,711,553
                                          --------------------------------------------------------
        Total increase (decrease) in net
          assets in net assets..........      490,090     1,291,965     27,837,643      50,040,392
NET ASSETS:
  BEGINNING OF PERIOD...................    1,292,965         1,000     56,917,892       6,877,500
                                          --------------------------------------------------------
  END OF PERIOD.........................   $1,783,055     $1,292,965   $84,755,535    $ 56,917,892
                                          --------------------------------------------------------
CHANGES IN SHARES OF BENEFICIAL INTEREST
  Beginning balance.....................       99,421            80      3,262,451         490,586
  Shares sold...........................       39,877       104,530        939,073       3,450,932
  Shares issued for distributions
    reinvested..........................           --            --             --          10,803
  Shares repurchased....................      (40,135)       (5,189 )     (131,329)       (689,870)
                                          --------------------------------------------------------
      Ending balance....................       99,163        99,421      4,070,195       3,262,451
                                          --------------------------------------------------------

---------------
* See Financial Highlights for per share distribution amounts.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                            INTERNATIONAL SMALL CAP
                                                    GROWTH             INTERNATIONAL CORE GROWTH        WORLDWIDE GROWTH
                                          ---------------------------  --------------------------  ---------------------------
                                             FOR THE                      FOR THE                     FOR THE
                                          PERIOD ENDED      FOR THE    PERIOD ENDED     FOR THE    PERIOD ENDED      FOR THE
                                          SEPTEMBER 30,   YEAR ENDED   SEPTEMBER 30,   YEAR ENDED  SEPTEMBER 30,   YEAR ENDED
                                              1997         MARCH 31,       1997        MARCH 31,       1997         MARCH 31,
                                           (UNAUDITED)       1997       (UNAUDITED)       1997      (UNAUDITED)       1997
                                          ------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS
    Net investment income (deficit).....  $    (48,663)   $  (148,043)  $    19,163    $   2,509   $       (368)   $   (10,931)
    Net realized gain (loss) from
      security transactions.............     6,098,254      2,759,222       410,048      139,496        376,905        563,530
    Net realized foreign exchange gain
      (loss)............................      (240,576)      (140,129)      (51,172)     (13,711 )       (7,305)        (8,783)
    Net unrealized foreign exchange gain
      (loss)............................         3,047         (3,275)         (233)      (1,301 )           39           (522)
    Change in net unrealized
      appreciation (depreciation) of
      investments.......................     3,014,077      3,025,858     3,045,873       57,700        856,174       (201,276)
                                          ------------------------------------------------------------------------------------
        Net increase (decrease) in net
          assets resulting from
          operations....................     8,826,139      5,493,633     3,423,679      184,693      1,225,445        342,018
                                          ------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHARES OF BENEFICIAL
   INTEREST
    Net income*.........................            --       (223,045)           --           --             --             --
    Capital gain*.......................            --       (568,944)           --           --             --        429,300
                                          ------------------------------------------------------------------------------------
        Total distributions.............            --       (791,989)           --           --             --        429,300
                                          ------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL
   INTEREST
    Proceeds from sales.................     7,870,459     25,838,052    28,139,117    4,415,151     20,904,574      5,125,124
    Proceeds from shares issued for
      distribution reinvestment.........            --        773,378            --           --             --        421,075
    Cost of shares repurchased..........   (24,492,319)    (3,053,715)   (1,342,892)      (7,362 )  (14,553,824)    (6,416,345)
                                          ------------------------------------------------------------------------------------
      Increase (decrease) in net assets
        derived from transactions in
        shares
        of beneficial interest..........   (16,621,860)    23,557,715    26,796,225    4,407,789      6,350,750       (870,146)
                                          ------------------------------------------------------------------------------------
        Total increase (decrease) in net
          assets in net assets..........    (7,795,721)    28,259,359    30,219,904    4,592,482      7,576,195       (957,428)
NET ASSETS:
  BEGINNING OF PERIOD...................    48,504,553     20,245,194     4,593,482        1,000      2,655,712      3,613,140
                                          ------------------------------------------------------------------------------------
  END OF PERIOD.........................  $ 40,708,832    $48,504,553   $34,813,386    $4,593,482  $ 10,231,907    $ 2,655,712
                                          ------------------------------------------------------------------------------------
CHANGES IN SHARES OF BENEFICIAL INTEREST
  Beginning balance.....................     2,849,347      1,345,544       325,024           80        186,939        234,347
  Shares sold...........................       406,838      1,639,856     1,701,797      325,489      1,269,431        353,391
  Shares issued for distributions
    reinvested..........................            --         47,675            --           --             --         30,293
  Shares repurchased....................    (1,280,209)      (183,728)      (85,119)        (545 )     (886,582)      (431,092)
                                          ------------------------------------------------------------------------------------
      Ending balance....................     1,975,976      2,849,347     1,941,702      325,024        569,788        186,939
                                          ------------------------------------------------------------------------------------


                                          GROWTH & INCOME+
                                          -----------------
                                               FOR THE
                                            PERIOD ENDED
                                            SEPTEMBER 30,
                                                1997
                                             (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS
    Net investment income (deficit).....     $   25,776
    Net realized gain (loss) from
      security transactions.............        546,118
    Net realized foreign exchange gain
      (loss)............................        (13,320)
    Net unrealized foreign exchange gain
      (loss)............................            (65)
    Change in net unrealized
      appreciation (depreciation) of
      investments.......................        346,170

        Net increase (decrease) in net
          assets resulting from
          operations....................        904,679

DISTRIBUTIONS TO SHARES OF BENEFICIAL
   INTEREST
    Net income*.........................             --
    Capital gain*.......................             --

        Total distributions.............             --

TRANSACTIONS IN SHARES OF BENEFICIAL
   INTEREST
    Proceeds from sales.................      4,314,571
    Proceeds from shares issued for
      distribution reinvestment.........             --
    Cost of shares repurchased..........       (216,122)

      Increase (decrease) in net assets
        derived from transactions in
        shares
        of beneficial interest..........      4,098,449

        Total increase (decrease) in net
          assets in net assets..........      5,003,128
NET ASSETS:
  BEGINNING OF PERIOD...................             --

  END OF PERIOD.........................     $5,003,128

CHANGES IN SHARES OF BENEFICIAL INTEREST
  Beginning balance.....................             --
  Shares sold...........................        329,361
  Shares issued for distributions
    reinvested..........................        (14,969)
  Shares repurchased....................             --

      Ending balance....................        314,392


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS -- CONTINUED
--------------------------------------------------------------------------------
INSTITUTIONAL SERIES PORTFOLIOS

                                              FULLY DISCRETIONARY
                                                 FIXED INCOME
                                          ---------------------------
                                             FOR THE
                                          PERIOD ENDED      FOR THE
                                          SEPTEMBER 30,   YEAR ENDED
                                              1997         MARCH 31,
                                           (UNAUDITED)       1997
                                          ---------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS
    Net investment income (deficit).....   $   410,704    $   272,061
    Net realized gain (loss) from
     security transactions..............       265,705       (139,003)
    Net realized foreign exchange gain
     (loss).............................       130,590         75,392
    Net unrealized foreign exchange gain
     (loss).............................      (104,217)            --
    Change in net unrealized
     appreciation (depreciation) of
     investments........................       207,580         10,904
                                          ---------------------------
        Net increase (decrease) in net
        assets resulting from
        operations......................       910,362        219,354
                                          ---------------------------
DISTRIBUTIONS TO SHARES OF BENEFICIAL
   INTEREST
    Net income*.........................      (407,794)      (276,382)
    Capital gain*.......................            --             --
                                          ---------------------------
        Total distributions.............      (407,794)      (276,382)
                                          ---------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL
   INTEREST
    Proceeds from sales.................     3,882,298     11,803,710
    Proceeds from shares issued for
     distribution reinvestment..........       209,958        276,378
    Cost of shares repurchased..........    (6,240,214)      (571,004)
                                          ---------------------------
      Increase (decrease) in net assets
       derived from transactions in
       shares
        of beneficial interest..........    (2,147,958)    11,509,084
                                          ---------------------------
        Total increase (decrease) in net
        assets in net assets............    (1,645,390)    11,452,056
NET ASSETS:
  BEGINNING OF PERIOD...................    15,865,442      4,413,386
                                          ---------------------------
  END OF PERIOD.........................   $14,220,052    $15,865,442
                                          ---------------------------
CHANGES IN SHARES OF BENEFICIAL INTEREST
  Beginning balance.....................     1,265,138        346,945
  Shares sold...........................       301,784        940,990
  Shares issued for distributions
    reinvested..........................        16,442         21,906
  Shares repurchased....................      (490,367)       (44,703)
                                          ---------------------------
      Ending balance....................     1,092,997      1,265,138
                                          ---------------------------

---------------
* See Financial Highlights for per share distribution amounts.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                              SHORT INTERMEDIATE
                                                 FIXED INCOME               STRATEGIC INCOME            HIGH YIELD BOND
                                          ---------------------------  --------------------------  --------------------------
                                             FOR THE                      FOR THE                     FOR THE
                                          PERIOD ENDED      FOR THE    PERIOD ENDED     FOR THE    PERIOD ENDED     FOR THE
                                          SEPTEMBER 30,   YEAR ENDED   SEPTEMBER 30,   YEAR ENDED  SEPTEMBER 30,   YEAR ENDED
                                              1997         MARCH 31,       1997        MARCH 31,       1997        MARCH 31,
                                           (UNAUDITED)       1997       (UNAUDITED)     1997***     (UNAUDITED)     1997***
                                          -----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS
    Net investment income (deficit).....   $   382,855    $   316,594   $  130,292     $ 182,428    $  176,109     $ 248,226
    Net realized gain (loss) from
     security transactions..............       (26,748)       (50,351)     167,503       220,210       290,827       329,760
    Net realized foreign exchange gain
     (loss).............................            --             --           --            --            --            --
    Net unrealized foreign exchange gain
     (loss).............................            --             --           --            --            --            --
    Change in net unrealized
     appreciation (depreciation) of
     investments........................       110,290         (6,461)     202,802         5,675       231,080       (23,773 )
                                          -----------------------------------------------------------------------------------
        Net increase (decrease) in net
        assets resulting from
        operations......................       466,397        259,782      500,597       408,313       698,016       554,213
                                          -----------------------------------------------------------------------------------
DISTRIBUTIONS TO SHARES OF BENEFICIAL
   INTEREST
    Net income*.........................      (383,110)      (316,105)    (128,123)     (182,267 )    (177,916)     (246,559 )
    Capital gain*.......................            --             --           --       (57,584 )          --       (88,423 )
                                          -----------------------------------------------------------------------------------
        Total distributions.............      (383,110)      (316,105)    (128,123)     (239,851 )    (177,916)     (334,982 )
                                          -----------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL
   INTEREST
    Proceeds from sales.................     8,341,525      1,516,862      133,471     4,223,875        44,294     4,551,209
    Proceeds from shares issued for
     distribution reinvestment..........       191,690        316,102        5,961        16,398        14,066        37,643
    Cost of shares repurchased..........    (1,059,500)    (1,138,270)    (432,628)     (204,226 )    (437,131)     (201,524 )
                                          -----------------------------------------------------------------------------------
      Increase (decrease) in net assets
       derived from transactions in
       shares
        of beneficial interest..........     7,473,715        694,694     (293,196)    4,036,047      (378,771)    4,387,328
                                          -----------------------------------------------------------------------------------
        Total increase (decrease) in net
        assets in net assets............     7,557,002        638,371       79,278     4,204,509       141,329     4,606,559
NET ASSETS:
  BEGINNING OF PERIOD...................     5,363,962      4,725,591    4,205,509         1,000     4,607,559         1,000
                                          -----------------------------------------------------------------------------------
  END OF PERIOD.........................   $12,920,964    $ 5,363,962   $4,284,787     $4,205,509   $4,748,888     $4,607,559
                                          -----------------------------------------------------------------------------------
CHANGES IN SHARES OF BENEFICIAL INTEREST
  Beginning balance.....................       423,739        369,411      321,942            80       349,046            80
  Shares sold...........................       656,430        118,278        9,964       336,500         3,181       361,395
  Shares issued for distributions
    reinvested..........................        15,070         24,862          435         1,254         1,027         2,861
  Shares repurchased....................       (82,540)       (88,812)     (33,119)      (15,892 )     (31,867)      (15,290 )
                                          -----------------------------------------------------------------------------------
      Ending balance....................     1,012,699        423,739      299,222       321,942       321,387       349,046
                                          -----------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS
------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

  Nicholas-Applegate Mutual Funds (the "Trust") is organized as a diversified, open-end management investment company which commenced operations on April 19, 1993. The Trust offers 57 separate series comprised of Portfolios A, with an initial sales charge, B, with a back-end sales charge, C, with a level asset-based sales charge, Institutional, with no load, and Advisory (formerly Qualified), with no load (each a "Portfolio" and collectively the "Portfolios"). The Portfolios of the Trust seek to achieve their respective investment objectives by investing all of their assets in corresponding series of Nicholas-Applegate Investment Trust (the "Master Trust"), a diversified open-end management investment company offering eighteen investment vehicles (the "Funds"). For a description of the investment objectives of each Fund, see Note A to the accompanying Funds' financial statements.

INVESTMENT INCOME AND REALIZED AND UNREALIZED GAINS AND LOSSES

  Each Portfolio accrues income, net of expenses, daily on its investment in the applicable Fund. All of the net investment income (deficit) and realized and unrealized gains and losses from securities transactions and foreign currency of the Fund are allocated pro rata among the investors in the Fund at the time of such determination.

PORTFOLIO SHARE VALUATION

  The net asset value per portfolio share is determined each business day at the close of regular trading on the New York Stock Exchange by dividing a portfolio's net assets by the number of its shares outstanding.

FEDERAL INCOME TAXES

  It is the Portfolios' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Accordingly, no federal income tax provisions are required.

  The Funds are treated as partnerships for federal income tax purposes. Any interest, dividends and gains or losses of the Funds will be deemed to have been "passed through" to the Portfolios.

  Net investment income and net realized gains for the year (or period where appropriate) differ for financial statement and tax purposes primarily because of one or all of the following: deferral of wash-sale losses, passive foreign investments, unrealized appreciation/depreciation, and capital loss carryforwards.

  The character of distributions made during the year (or period where appropriate) from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to book/tax differences in the character of income and expense recognition. The prospectus for the Nicholas-Applegate Mutual Funds describe each Portfolio's policies with respect to declaration and payment of dividends and distribution of capital gains.

DEFERRED ORGANIZATION COSTS

  Organization costs incurred by the Trust have been allocated to certain Portfolios based upon management's best estimate of the costs applicable to each Portfolio. These costs have been deferred and are amortized over a period of 60 months from the date the Portfolios commenced operations.

  In the event that any of the initial shares are redeemed by the holder during the period of amortization of the Portfolio's organization costs, the redemption proceeds will be reduced by any such unamortized organization costs in the same proportion as the number of initial shares being redeemed bears to the number of those shares outstanding at the time of redemption.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

USE OF ESTIMATES

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. TRANSACTIONS WITH AFFILIATES

ADVISORY AGREEMENTS

  The investment adviser to the Master Trust is Nicholas-Applegate Capital Management ("Nicholas-Applegate" or "Investment Adviser"). The advisory fee is computed daily for the Funds based upon the percentage of each Fund's average daily net assets.

ADMINISTRATIVE SERVICES AGREEMENT

  Effective November 15, 1996, the Trust agreed to compensate the Adviser for administrative services at an annual rate of 0.10% of average daily net assets of each of the Portfolios. These fees are in addition to the administrative fees charged by Investment Company Administration Corporation.

EXPENSE LIMITATIONS

  Nicholas-Applegate and the Trust have undertaken to limit the Portfolios' expenses to the following annual levels through March 31, 1998. In subsequent years, overall operating expenses for each Portfolio will not fall below the applicable percentage limitation until the Investment Adviser has been fully reimbursed for fees foregone and expenses paid by the Investment Adviser under this agreement, as each Portfolio will reimburse the Investment Adviser in subsequent years when operating expenses (before reimbursement) are less than the applicable percentage limitation.

Mini-Cap Growth Institutional
 Portfolio.............................       1.56%
Emerging Growth Institutional
 Portfolio.............................       1.17%
Core Growth Institutional Portfolio....       1.00%
Value Institutional Portfolio..........       1.00%
Large Cap Growth Institutional
 Portfolio.............................       1.00%
Income & Growth Institutional
 Portfolio.............................       1.00%
Balanced Growth Institutional
 Portfolio.............................       1.00%
Emerging Countries Institutional
 Portfolio.............................       1.65%
International Small Cap Growth
 Institutional Portfolio...............       1.40%
International Core Growth Institutional
 Portfolio.............................       1.40%
Worldwide Growth Institutional
 Portfolio.............................       1.35%
Global Growth & Income.................       1.35%
Fully Discretionary Institutional Fixed
 Income Portfolio......................       0.45%
Short-Intermediate Institutional Fixed
 Income Portfolio......................       0.35%
Strategic Income Institutional
 Portfolio.............................       0.75%
High Yield Bond Institutional
 Portfolio.............................       0.75%

  These percentages are based on the average net assets of the Portfolios, exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with portfolio securities transactions, capital expenditures, and extraordinary expenses.

  The cumulative unreimbursed amounts paid by Nicholas-Applegate, involving co-administration fees,

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

on behalf of the Portfolios, during the periods from inception (respectively) to September 30, 1997, are as follows:

Mini-Cap Growth Institutional
 Portfolio..........................  $ 115,896
Emerging Growth Institutional
 Portfolio..........................    464,461
Core Growth Institutional
 Portfolio..........................    416,893
Large Cap Institutional Portfolio...      8,426
Value Institutional Portfolio.......     13,316
Income & Growth Institutional
 Portfolio..........................    273,572
Balanced Growth Institutional
 Portfolio..........................    120,519
Emerging Countries Institutional
 Portfolio..........................    174,942
International Small Cap Growth
 Institutional Portfolio............    234,313
International Core Growth
 Institutional Portfolio............     36,776
Worldwide Growth Institutional
 Portfolio..........................    140,578
Global Growth and Income
 Institutional Portfolio............      8,217
Fully Discretionary Institutional
 Fixed Income Portfolio.............     76,544
Short-Intermediate Institutional
 Fixed Income Portfolio.............     61,780
Strategic Income Institutional
 Portfolio..........................     12,501
High Yield Bond Institutional
 Portfolio..........................     13,067

RELATED PARTIES

  Certain officers of the Trust and the Master Trust are also officers of the Investment Adviser.

3. INVESTMENT TRANSACTIONS

  Additions and reductions in the investments in the respective Master Trust Funds for the six month period ended September 30, 1997 were as follows:

                                    ADDITIONS  REDUCTIONS
                                     (000S)      (000S)
                                    ---------  -----------
Mini-Cap Growth Institutional
 Portfolio........................  $  49,018   $   3,664
Emerging Growth Institutional
 Portfolio........................     90,367      65,100
Core Growth Institutional
 Portfolio........................     11,023      45,726
Large Cap Growth Institutional
 Portfolio........................        622         648
Value Institutional Portfolio.....      4,448         167
Income & Growth Institutional
 Portfolio........................     42,673       2,587
Balanced Growth Institutional
 Portfolio........................         53          76
Emerging Countries Institutional
 Portfolio........................     18,738       2,706
International Small Cap Growth
 Institutional Portfolio..........        137          10
International Core Growth
 Institutional Portfolio..........     28,154       1,363
Worldwide Growth Institutional
 Portfolio........................     20,922      14,573
Global Growth and Income
 Institutional Portfolio..........      4,316         220
Fully Discretionary Institutional
 Fixed Income Portfolio...........      3,882       6,240
Short-Intermediate Institutional
 Fixed Income Portfolio...........      8,363       1,094
Strategic Income Institutional
 Portfolio........................        144         555
High Yield Bond Institutional
 Portfolio........................         53         595

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

4. CREDIT FACILITY

  The Portfolios participate in a $75 million redemption credit facility ("Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Portfolios have agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Portfolios at rates based on prevailing market rates in effect at the time of borrowings. At September 30, 1997, there was no outstanding borrowing under the Facility. The maximum amount borrowed under this line of credit at any time during the period ended September 30, 1997 was $0.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES FOR THE NICHOLAS-APPLEGATE INVESTMENT TRUST SEPTEMBER 30, 1997 (UNAUDITED)

                                            MINI-CAP      EMERGING        CORE      LARGE CAP                 INCOME &
                                             GROWTH        GROWTH        GROWTH       GROWTH      VALUE        GROWTH
                                              FUND          FUND          FUND         FUND        FUND         FUND
                                          ------------------------------------------------------------------------------
ASSETS
  Investments, at value*................  $102,166,080  $808,666,422  $496,078,012  $3,367,285  $8,675,047  $206,451,735
  Foreign currencies, at value**........            --            --            --          --          --            --
  Cash..................................         2,147         8,155         2,952      90,038      60,709         2,290
  Receivable for investment securities
    sold................................        23,324     1,681,667     4,869,013          --          --       452,850
  Receivable for interests sold.........       671,764       862,828       301,047      93,856          --       567,490
  Dividends receivable..................         1,420       136,874        21,207       1,555      13,707       125,657
  Interest receivable...................            --         1,527         3,899          --          --       904,603
  Due from advisor......................            --            --            --       5,390       1,750            --
  Deferred organization costs...........            --        10,178         8,549          --          --         4,239
  Prepaid expenses......................         1,049        11,604         8,874          39          90         3,019
  Other assets..........................            --        55,052        23,696          --          --           187
                                          ------------------------------------------------------------------------------
    Total assets........................   102,865,784   811,434,307   501,317,249   3,558,163   8,751,303   208,512,070
                                          ------------------------------------------------------------------------------
LIABILITIES
  Payable for investment securities
    purchased...........................            --    12,707,153     5,625,325      62,551          --     3,092,605
  Payable for interests repurchased.....       100,000       722,136       418,684      10,509          --       162,345
  Due to advisor........................            --            --            --          --          --            --
  Accrued expenses......................       134,262       776,486       449,345      12,699      14,620       170,673
  Dividend payable......................            --            --            --          --          --            --
  Forward currency contracts............            --            --            --          --          --            --
  Other payables........................            --            --        62,554          --          --            --
                                          ------------------------------------------------------------------------------
    Total liabilities...................       234,262    14,205,775     6,555,908      85,759      14,620     3,425,623
                                          ------------------------------------------------------------------------------
NET ASSETS..............................  $102,631,522  $797,228,532  $494,761,341  $3,472,404  $8,736,683  $205,086,447
                                          ------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
  Paid-in capital.......................  $ 70,346,720  $396,047,330  $261,646,858  $2,856,982  $6,811,164  $129,572,089
  Accumulated net investment income
    (deficit)...........................      (709,091)  (11,781,536)   (2,510,594)     (1,507)     74,440    18,378,314
  Accumulated net realized gain (loss)..     5,217,260   151,840,829   141,435,842     440,546     556,295    24,927,632
  Accumulated net realized foreign
    exchange gain (loss)................            --            --            --          --          --            --
  Net unrealized foreign exchange gain
    (loss)..............................            --            --            --          --          --            --
  Net unrealized appreciation
    (depreciation) on investments.......    27,776,633   261,121,909    94,189,235     176,383   1,294,784    32,208,412
                                          ------------------------------------------------------------------------------
    Net assets..........................  $102,631,522  $797,228,532  $494,761,341  $3,472,404  $8,736,683  $205,086,447
                                          ------------------------------------------------------------------------------
  * Investments, at cost................  $ 74,389,447  $547,544,513  $401,888,777  $3,190,902  $7,380,263  $174,243,323
                                          ------------------------------------------------------------------------------
  ** Foreign currencies, at cost........            --            --            --          --          --            --
                                          ------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                                     INTERNATIONAL   INTERNATIONAL                    GLOBAL
                                           BALANCED      EMERGING      SMALL CAP         CORE         WORLDWIDE       GROWTH
                                            GROWTH      COUNTRIES       GROWTH          GROWTH          GROWTH      AND INCOME
                                             FUND          FUND          FUND            FUND            FUND          FUND
                                          -------------------------------------------------------------------------------------
ASSETS
  Investments, at value*................  $30,815,243  $263,786,353   $ 64,910,430    $ 45,940,345   $141,585,758   $6,344,082
  Foreign currencies, at value**........           39       189,401         46,153              --         43,405           --
  Cash..................................          315         2,678          1,212             360          1,698        3,323
  Receivable for investment securities
    sold................................      351,013     3,336,889        959,042         109,243            806      232,209
  Receivable for interests sold.........        2,112       956,139         75,422         158,212        232,152           --
  Dividends receivable..................        4,807       548,502         90,701          52,678        239,485       10,234
  Interest receivable...................      132,915           598            117              --            138       49,901
  Due from advisor......................           --            --             --              --         54,750        1,396
  Deferred organization costs...........        3,021            --            405              --          3,474           --
  Prepaid expenses......................          588            --             --              --             --           --
  Other assets..........................           --         6,901          1,442             306          2,390           --
                                          -------------------------------------------------------------------------------------
    Total assets........................   31,310,053   268,827,461     66,084,924      46,261,144    142,164,056    6,641,145
                                          -------------------------------------------------------------------------------------
LIABILITIES
  Payable for investment securities
    purchased...........................      522,750     6,022,148             --       1,028,359      1,687,699    1,596,627
  Payable for interests repurchased.....       10,632        57,563             --           2,324        364,941           --
  Due to advisor........................           --            --             --              --             --           --
  Accrued expenses......................       26,025       263,469         22,915          31,170        197,468        5,831
  Dividend payable......................           --            --             --              --             --           --
  Forward currency contracts............       82,747            --             --              --             --           --
  Other payables........................           --            --             --              --             --        3,446
                                          -------------------------------------------------------------------------------------
    Total liabilities...................      642,154     6,343,180         22,915       1,061,853      2,250,108    1,605,904
                                          -------------------------------------------------------------------------------------
NET ASSETS..............................  $30,667,899  $262,484,281   $ 66,062,009    $ 45,199,291   $139,913,948   $5,035,241
                                          -------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
  Paid-in capital.......................  $16,841,897  $210,726,060   $ 44,051,647    $ 40,711,623   $ 74,771,180   $4,122,227
  Accumulated net investment income
    (deficit)...........................    2,337,379       347,259       (107,792)         30,082        439,155       27,456
  Accumulated net realized gain (loss)..    4,031,799    20,252,633     10,798,689         598,345     34,985,209      550,521
  Accumulated net realized foreign
    exchange gain (loss)................      119,339      (728,440)      (338,747)        (81,245)       351,205      (13,436)
  Net unrealized foreign exchange gain
    (loss)..............................      (82,597)      (15,898)        (3,284)         (1,884)        (8,742)         (65)
  Net unrealized appreciation
    (depreciation) on investments.......    7,420,082    31,902,667     11,661,496       3,942,370     29,375,941      348,538
                                          -------------------------------------------------------------------------------------
    Net assets..........................  $30,667,899  $262,484,281   $ 66,062,009    $ 45,199,291   $139,913,948   $5,035,241
                                          -------------------------------------------------------------------------------------
  * Investments, at cost................  $23,395,161  $231,883,686   $ 53,248,934    $ 41,997,975   $112,209,817   $5,995,544
                                          -------------------------------------------------------------------------------------
  ** Foreign currencies, at cost........  $        39  $    192,338   $     48,789              --   $     45,090           --
                                          -------------------------------------------------------------------------------------

                                               FULLY           SHORT-
                                           DISCRETIONARY    INTERMEDIATE   STRATEGIC
                                           FIXED INCOME     FIXED INCOME     INCOME    HIGH YIELD
                                               FUND             FUND          FUND     BOND FUND

ASSETS
  Investments, at value*................   $   14,307,097   $ 12,967,274   $4,129,715  $4,839,174
  Foreign currencies, at value**........               37             --           --          --
  Cash..................................          129,641         51,359       53,080         317
  Receivable for investment securities
    sold................................          456,830             --      309,125     361,938
  Receivable for interests sold.........            3,210             --           --          --
  Dividends receivable..................               --             --        9,808          --
  Interest receivable...................          188,109        124,014       30,173      55,793
  Due from advisor......................            5,562          8,065        5,897       9,116
  Deferred organization costs...........            1,220          1,220           --          --
  Prepaid expenses......................              179            178           87          95
  Other assets..........................               --         24,570        2,504          --

    Total assets........................       15,091,885     13,176,680    4,540,389   5,266,433

LIABILITIES
  Payable for investment securities
    purchased...........................          492,380             --      199,396     450,396
  Payable for interests repurchased.....              121             --           --          --
  Due to advisor........................           17,979             --           --          --
  Accrued expenses......................               --         13,270       13,373      18,520
  Dividend payable......................               --             --           --          --
  Forward currency contracts............          103,231             --           --          --
  Other payables........................               --             --           --          --

    Total liabilities...................          613,711         13,270      212,769     468,916

NET ASSETS..............................   $   14,478,174   $ 13,163,410   $4,327,620  $4,797,517

COMPOSITION OF NET ASSETS
  Paid-in capital.......................   $   13,430,639   $ 12,337,058   $3,409,817  $3,534,578
  Accumulated net investment income
    (deficit)...........................          749,368        824,037      317,460     429,857
  Accumulated net realized gain (loss)..          104,435        (71,398)     390,433     624,452
  Accumulated net realized foreign
    exchange gain (loss)................          208,361             --           --          --
  Net unrealized foreign exchange gain
    (loss)..............................         (103,681)            --           --          --
  Net unrealized appreciation
    (depreciation) on investments.......           89,052         73,713      209,910     208,630

    Net assets..........................   $   14,478,174   $ 13,163,410   $4,327,620  $4,797,517

  * Investments, at cost................   $   14,218,045   $ 12,893,561   $3,919,805  $4,630,544

  ** Foreign currencies, at cost........   $           37             --           --          --


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS FOR THE NICHOLAS-APPLEGATE INVESTMENT TRUST
FOR THE PERIOD ENDED SEPTEMBER 30, 1997 (UNAUDITED)

                                            MINI CAP        EMERGING          CORE         LARGE CAP
                                             GROWTH          GROWTH          GROWTH          GROWTH
                                              FUND            FUND            FUND            FUND
                                          ------------------------------------------------------------
INVESTMENT INCOME
  Dividends.............................  $      23,414   $     793,458   $     748,472   $      5,455
  Interest..............................         92,809         875,447         986,263          2,790
                                          ------------------------------------------------------------
    Total income........................        116,223       1,668,905       1,734,735          8,245
                                          ------------------------------------------------------------
EXPENSES
  Advisory fee..........................        366,663       3,137,539       1,688,653          7,691
  Accounting fee........................         31,169         170,338         131,621         11,645
  Administration fee....................          7,150          17,500          55,784            249
  Audit & tax fees......................          5,686          42,940          31,089            198
  Custodian fee.........................         31,067         100,905          56,507          8,070
  Insurance.............................            686           7,848           5,518             23
  Legal fee.............................            280           3,434           2,487              9
  Miscellaneous.........................          1,782          17,176          12,436             61
  Organization costs....................             --           4,270           7,791             --
  Trustees' fee.........................          3,260           3,260           3,260          3,260
                                          ------------------------------------------------------------
    Total expense.......................        447,743       3,505,210       1,995,146         31,206
  Less: Reimbursement to (from)
    advisor.............................         (4,814)             --              --        (21,466)
                                          ------------------------------------------------------------
    Net expenses........................        442,929       3,505,210       1,995,146          9,740
                                          ------------------------------------------------------------
      Net investment income (deficit)...       (326,706)     (1,836,305)       (260,411)        (1,495)
                                          ------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) from security
    transactions........................      2,299,184      30,875,910      45,970,394        367,545
  Net realized foreign exchange gain
    (loss)..............................             --              --              --             --
  Net unrealized foreign exchange gain
    (loss)..............................             --              --              --             --
  Change in net unrealized appreciation
    (depreciation) of investments and
    foreign currencies..................     26,316,126     214,822,089      73,261,858        212,123
                                          ------------------------------------------------------------
      Net gain (loss) on investments....     28,615,310     245,697,999     119,232,252        579,668
                                          ------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............  $  28,288,604   $ 243,861,694   $ 118,971,841   $    578,173
                                          ------------------------------------------------------------

-------------
+ Commenced operations on June 30, 1997.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                                                             INTERNATIONAL INTERNATIONAL
                                                       INCOME &     BALANCED     EMERGING     SMALL CAP      CORE       WORLDWIDE
                                            VALUE       GROWTH       GROWTH      COUNTRIES     GROWTH       GROWTH        GROWTH
                                            FUND         FUND         FUND         FUND         FUND         FUND          FUND
                                         ------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends............................. $    53,666  $ 1,402,224  $    42,848  $ 2,056,127  $   367,531  $  113,240   $    833,314
  Interest..............................       4,660    1,858,162      356,709      239,137       33,088      43,834         69,657
                                         ------------------------------------------------------------------------------------------
    Total income........................      58,326    3,260,386      399,557    2,295,264      400,619     157,074        902,971
                                         ------------------------------------------------------------------------------------------
EXPENSES
  Advisory fee..........................      18,650      585,852      104,516    1,292,090      337,541      96,189        606,536
  Accounting fee........................      23,894       50,921       23,781       73,386       30,207      13,523         41,224
  Administration fee....................         604       19,242        3,449       25,441        8,380       2,294         15,002
  Audit & tax fees......................         479       10,681        1,921       14,110        4,677       1,793          8,350
  Custodian fee.........................       6,585       17,765       11,848      210,883       71,519       6,100         74,541
  Insurance.............................          52        1,827          363        2,386          830         199          1,473
  Legal fee.............................          23          854          154        1,129          374          91            668
  Miscellaneous.........................         148        4,272          768        5,644        1,871         548          3,340
  Organization costs....................          --        3,864        2,757           --          150          --          3,157
  Trustees' fee.........................       3,260        3,260        3,260        3,259        3,259       3,259          3,259
                                         ------------------------------------------------------------------------------------------
    Total expense.......................      53,695      698,538      152,817    1,628,328      458,808     123,996        757,550
  Less: Reimbursement to (from)
    advisor.............................     (30,072)      20,851      (20,429)      25,547       (3,127)      5,860        (29,707)
                                         ------------------------------------------------------------------------------------------
    Net expenses........................      23,623      719,389      132,388    1,653,875      455,681     129,856        727,843
                                         ------------------------------------------------------------------------------------------
      Net investment income (deficit)...      34,703    2,540,997      267,169      641,389      (55,062)     27,218        175,128
                                         ------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) from security
    transactions........................     274,172    6,285,663    1,352,996    8,659,375    7,847,694     456,089     11,702,311
  Net realized foreign exchange gain
    (loss)..............................          --           --      119,339     (590,371)    (332,467)    (67,357 )     (222,691)
  Net unrealized foreign exchange gain
    (loss)..............................          --           --      (82,597)      (3,311)       3,382        (562 )       15,538
  Change in net unrealized appreciation
    (depreciation) of investments and
    foreign currencies..................   1,054,808   21,764,575    5,444,310   26,625,733    5,204,454   3,883,825     16,676,992
                                         ------------------------------------------------------------------------------------------
      Net gain (loss) on investments....   1,328,980   28,050,238    6,834,048   34,691,426   12,723,063   4,271,995     28,172,150
                                         ------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS............. $ 1,363,683  $30,591,235  $ 7,101,217  $35,332,815  $12,668,001  $4,299,213   $ 28,347,278
                                         ------------------------------------------------------------------------------------------

                                            GLOBAL
                                            GROWTH
                                          AND INCOME
                                            FUND+

INVESTMENT INCOME
  Dividends.............................  $  19,536
  Interest..............................     19,351

    Total income........................     38,887

EXPENSES
  Advisory fee..........................      8,097
  Accounting fee........................        325
  Administration fee....................        222
  Audit & tax fees......................      1,284
  Custodian fee.........................      1,580
  Insurance.............................         --
  Legal fee.............................         68
  Miscellaneous.........................        375
  Organization costs....................         --
  Trustees' fee.........................      1,638

    Total expense.......................     13,589
  Less: Reimbursement to (from)
    advisor.............................     (2,158 )

    Net expenses........................     11,431

      Net investment income (deficit)...     27,456

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) from security
    transactions........................    550,521
  Net realized foreign exchange gain
    (loss)..............................    (13,436 )
  Net unrealized foreign exchange gain
    (loss)..............................        (65 )
  Change in net unrealized appreciation
    (depreciation) of investments and
    foreign currencies..................    348,538

      Net gain (loss) on investments....    885,558

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............  $ 913,014


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS FOR THE NICHOLAS-APPLEGATE INVESTMENT TRUST
FOR THE PERIOD ENDED SEPTEMBER 30, 1997 (UNAUDITED)

                                             FULLY          SHORT-
                                          DISCRETIONARY  INTERMEDIATE    STRATEGIC
                                          FIXED INCOME   FIXED INCOME      INCOME       HIGH YIELD
                                              FUND           FUND           FUND        BOND FUND
                                          ---------------------------------------------------------
INVESTMENT INCOME
  Dividends.............................           --             --    $     29,821            --
  Interest..............................  $   442,068    $   405,129         117,061   $   194,690
                                          ---------------------------------------------------------
    Total income........................      442,068        405,129         146,882       194,690
                                          ---------------------------------------------------------
EXPENSES
  Advisory fee..........................       29,213         17,264          12,433        13,851
  Accounting fee........................       25,270         25,020          21,948        22,026
  Administration fee....................        1,616          1,428             515           574
  Audit & tax fees......................        1,305          1,151             415           463
  Custodian fee.........................        9,035          7,305           8,475        10,456
  Insurance.............................          121            116              45            49
  Legal fee.............................           63             55              20            22
  Miscellaneous.........................          419            369             132           147
  Organization costs....................          244            244              --            --
  Trustees' fee.........................        3,260          3,260           3,260         3,260
                                          ---------------------------------------------------------
    Total expense.......................       70,546         56,212          47,243        50,848
  Less: Reimbursement to (from)
    advisor.............................      (44,580)       (38,948)        (32,738)      (34,689)
                                          ---------------------------------------------------------
    Net expenses........................       25,966         17,264          14,505        16,159
                                          ---------------------------------------------------------
      Net investment income (deficit)...      416,102        387,865         132,377       178,531
                                          ---------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) from security
    transactions........................      265,809        (27,026)        168,719       292,640
  Net realized foreign exchange gain
    (loss)..............................      131,217             --              --            --
  Net unrealized foreign exchange gain
    (loss)..............................     (104,629)            --              --            --
  Change in net unrealized appreciation
    (depreciation) of investments and
    foreign currencies..................      209,209        110,939         204,146       232,528
                                          ---------------------------------------------------------
      Net gain (loss) on investments....      501,606         83,913         372,865       525,168
                                          ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............  $   917,708    $   471,778    $    505,242   $   703,699
                                          ---------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                      (This page intentionally left blank)

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS FOR THE NICHOLAS-APPLEGATE INVESTMENT TRUST

                                            MINI CAP GROWTH FUND        EMERGING GROWTH FUND
                                          -------------------------  ---------------------------
                                             FOR THE                    FOR THE
                                          PERIOD ENDED    FOR THE    PERIOD ENDED     FOR THE
                                          SEPTEMBER 30,  YEAR ENDED  SEPTEMBER 30,   YEAR ENDED
                                              1997       MARCH 31,       1997        MARCH 31,
                                           (UNAUDITED)      1997      (UNAUDITED)       1997
                                          ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS
  Net investment income (deficit).......   $  (326,706)  $ (309,093)  $(1,836,305)  $ (3,743,018)
  Net realized gain (loss) from security
    transactions and foreign exchange...     2,299,184    2,973,970    30,875,910     96,622,117
  Change in net unrealized appreciation
    (depreciation) of investments and
    foreign currency....................    26,316,126   (1,699,744)  214,822,089   (114,330,357)
                                          ------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from
      operations........................    28,288,604      965,133   243,861,694    (21,451,258)
                                          ------------------------------------------------------
TRANSACTIONS IN INTERESTS
  Contributions by partners.............    49,018,140   13,388,281   856,592,631    626,817,132
  Withdrawals by partners...............    (3,663,637 ) (10,628,968) (804,788,326 ) (687,889,723)
                                          ------------------------------------------------------
    Net increase (decrease) in net
      assets from transactions in
      interests.........................    45,354,503    2,759,313    51,804,305    (61,072,591)
                                          ------------------------------------------------------
      Total increase (decrease) in net
        assets..........................    73,643,107    3,724,446   295,665,999    (82,523,849)
NET ASSETS
  BEGINNING OF PERIOD...................    28,988,415   25,263,969   501,562,533    584,086,382
                                          ------------------------------------------------------
  END OF PERIOD.........................  $102,631,522   $28,988,415 $797,228,532   $501,562,533
                                          ------------------------------------------------------

---------------
+ Commenced operations on December 27, 1996.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                               CORE GROWTH FUND          LARGE CAP GROWTH FUND             VALUE FUND
                                          ---------------------------  --------------------------  --------------------------
                                             FOR THE                      FOR THE                     FOR THE
                                          PERIOD ENDED     FOR THE     PERIOD ENDED     FOR THE    PERIOD ENDED     FOR THE
                                          SEPTEMBER 30,   YEAR ENDED   SEPTEMBER 30,  YEAR ENDED   SEPTEMBER 30,  YEAR ENDED
                                              1997        MARCH 31,        1997        MARCH 31,       1997        MARCH 31,
                                           (UNAUDITED)       1997       (UNAUDITED)      1997+      (UNAUDITED)      1997
                                          -----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS
  Net investment income (deficit).......   $  (260,411)  $ (1,567,011)  $    (1,495)   $     (12)   $    34,703    $  39,737
  Net realized gain (loss) from security
    transactions and foreign exchange...    45,970,394     76,538,109       367,545       73,001        274,172      282,123
  Change in net unrealized appreciation
    (depreciation) of investments and
    foreign currency....................    73,261,858    (67,826,297)      212,123      (35,740)     1,054,808      239,976
                                          -----------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from
      operations........................   118,971,841      7,144,801       578,173       37,249      1,363,683      561,836
                                          -----------------------------------------------------------------------------------
TRANSACTIONS IN INTERESTS
  Contributions by partners.............    99,500,567    158,154,505     2,234,347    1,347,861      4,448,357    2,673,153
  Withdrawals by partners...............  (156,484,998 ) (153,067,978)     (659,274 )    (65,952 )     (166,790 )   (143,556)
                                          -----------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets from transactions in
      interests.........................   (56,984,431 )    5,086,527     1,575,073    1,281,909      4,281,567    2,529,597
                                          -----------------------------------------------------------------------------------
      Total increase (decrease) in net
        assets..........................    61,987,410     12,231,328     2,153,246    1,319,158      5,645,250    3,091,433
NET ASSETS
  BEGINNING OF PERIOD...................   432,773,931    420,542,603     1,319,158           --      3,091,433           --
                                          -----------------------------------------------------------------------------------
  END OF PERIOD.........................  $494,761,341   $432,773,931  $  3,472,404   $1,319,158   $  8,736,683   $3,091,433
                                          -----------------------------------------------------------------------------------


                                          --------------------------  -------------------------
                                             FOR THE                     FOR THE
                                          PERIOD ENDED     FOR THE    PERIOD ENDED    FOR THE
                                          SEPTEMBER 30,  YEAR ENDED   SEPTEMBER 30,  YEAR ENDED
                                              1997        MARCH 31,       1997       MARCH 31,
                                           (UNAUDITED)      1997       (UNAUDITED)      1997

INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS
  Net investment income (deficit).......   $ 2,540,997   $ 4,199,481   $   267,169   $  661,170
  Net realized gain (loss) from security
    transactions and foreign exchange...     6,285,663    15,692,945     1,472,335    1,969,019
  Change in net unrealized appreciation
    (depreciation) of investments and
    foreign currency....................    21,764,575    (3,821,355)    5,361,713     (768,824)

    Net increase (decrease) in net
      assets resulting from
      operations........................    30,591,235    16,071,071     7,101,217    1,861,365

TRANSACTIONS IN INTERESTS
  Contributions by partners.............    57,798,093    34,105,984     3,007,351    8,738,263
  Withdrawals by partners...............   (13,954,283 ) (31,283,589)   (4,452,639 ) (9,432,209)

    Net increase (decrease) in net
      assets from transactions in
      interests.........................    43,843,810     2,822,395    (1,445,288 )   (693,946)

      Total increase (decrease) in net
        assets..........................    74,435,045    18,893,466     5,655,929    1,167,419
NET ASSETS
  BEGINNING OF PERIOD...................   130,651,402   111,757,936    25,011,970   23,844,551

  END OF PERIOD.........................  $205,086,447   $130,651,402 $ 30,667,899   $25,011,970


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS FOR THE NICHOLAS-APPLEGATE INVESTMENT TRUST

                                                                            INTERNATIONAL
                                           EMERGING COUNTRIES FUND      SMALL CAP GROWTH FUND
                                          --------------------------  -------------------------
                                             FOR THE                     FOR THE
                                          PERIOD ENDED     FOR THE    PERIOD ENDED    FOR THE
                                          SEPTEMBER 30,  YEAR ENDED   SEPTEMBER 30,  YEAR ENDED
                                              1997        MARCH 31,       1997       MARCH 31,
                                           (UNAUDITED)      1997       (UNAUDITED)      1997
                                          -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS
  Net investment income (deficit).......   $   641,389   $  (342,535)  $   (55,062)  $ (163,117)
  Net realized gain (loss) from security
    transactions and foreign exchange...     8,069,004    11,736,516     7,515,227    2,969,008
  Change in net unrealized appreciation
    (depreciation) of investments and
    foreign currency....................    26,622,422     3,885,820     5,207,836    3,916,968
                                          -----------------------------------------------------
    Net increase (decrease) in net
      assets resulting from
      operations........................    35,332,815    15,279,801    12,668,001    6,722,859
                                          -----------------------------------------------------
TRANSACTIONS IN INTERESTS
  Contributions by partners.............    91,518,985   143,835,272    30,758,007   37,692,390
  Withdrawals by partners...............   (22,704,403 ) (20,677,175)  (40,250,543 ) (5,334,333)
                                          -----------------------------------------------------
    Net increase (decrease) in net
      assets from transactions in
      interests.........................    68,814,582   123,158,097    (9,492,536 ) 32,358,057
                                          -----------------------------------------------------
      Total increase (decrease) in net
        assets..........................   104,147,397   138,437,898     3,175,465   39,080,916
NET ASSETS
  BEGINNING OF PERIOD...................   158,336,884    19,898,986    62,886,544   23,805,628
                                          -----------------------------------------------------
  END OF PERIOD.........................  $262,484,281   $158,336,884 $ 66,062,009   $62,886,544
                                          -----------------------------------------------------

---------------
+ Commenced operations on December 27, 1996.
++ Commenced operations on June 30, 1996.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                                                                                         FULLY
                                                                                                                     DISCRETIONARY
                                                INTERNATIONAL                                       GLOBAL GROWTH    FIXED INCOME
                                               CORE GROWTH FUND         WORLDWIDE GROWTH FUND      AND INCOME FUND       FUND
                                          --------------------------  --------------------------  -----------------  -------------
                                             FOR THE                     FOR THE                       FOR THE          FOR THE
                                          PERIOD ENDED     FOR THE    PERIOD ENDED     FOR THE      PERIOD ENDED     PERIOD ENDED
                                          SEPTEMBER 30,  YEAR ENDED   SEPTEMBER 30,  YEAR ENDED     SEPTEMBER 30,    SEPTEMBER 30,
                                              1997        MARCH 31,       1997        MARCH 31,         1997+            1997
                                           (UNAUDITED)     1997++      (UNAUDITED)      1997         (UNAUDITED)      (UNAUDITED)
                                          ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS
  Net investment income (deficit).......   $    27,218    $   2,864    $   175,128   $  (281,315)    $    27,456      $   416,102
  Net realized gain (loss) from security
    transactions and foreign exchange...       388,732      128,368     11,479,620    15,454,490         537,085          397,026
  Change in net unrealized appreciation
    (depreciation) of investments and
    foreign currency....................     3,883,263       57,223     16,692,530    (2,455,733)        348,473          104,580
                                          ----------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from
      operations........................     4,299,213      188,455     28,347,278    12,717,442         913,014          917,708
                                          ----------------------------------------------------------------------------------------
TRANSACTIONS IN INTERESTS
  Contributions by partners.............    37,822,378    4,487,783     62,930,452    34,174,758       4,342,537        3,882,296
  Withdrawals by partners...............    (1,591,176 )     (7,362 )  (55,179,158 ) (43,419,850)       (220,310   )   (6,240,215)
                                          ----------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets from transactions in
      interests.........................    36,231,202    4,480,421      7,751,294    (9,245,092)      4,122,227       (2,357,919)
                                          ----------------------------------------------------------------------------------------
      Total increase (decrease) in net
        assets..........................    40,530,415    4,668,876     36,098,572     3,472,350       5,035,241       (1,440,211)
NET ASSETS
  BEGINNING OF PERIOD...................     4,668,876           --    103,815,376   100,343,026              --       15,918,385
                                          ----------------------------------------------------------------------------------------
  END OF PERIOD.........................  $ 45,199,291   $4,668,876   $139,913,948   $103,815,376 $    5,035,241     $ 14,478,174
                                          ----------------------------------------------------------------------------------------


                                                          SHORT-INTERMEDIATE
                                                          FIXED INCOME FUND
                                                      --------------------------
                                                         FOR THE
                                           FOR THE    PERIOD ENDED     FOR THE
                                          YEAR ENDED  SEPTEMBER 30,  YEAR ENDED
                                          MARCH 31,       1997        MARCH 31,
                                             1997      (UNAUDITED)      1997

INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS
  Net investment income (deficit).......  $  277,107   $   387,865    $ 322,048
  Net realized gain (loss) from security
    transactions and foreign exchange...     (63,263)      (27,026)     (50,498)
  Change in net unrealized appreciation
    (depreciation) of investments and
    foreign currency....................      10,374       110,939       (6,618)

    Net increase (decrease) in net
      assets resulting from
      operations........................     224,218       471,778      264,932

TRANSACTIONS IN INTERESTS
  Contributions by partners.............  11,828,709     8,363,058    1,638,177
  Withdrawals by partners...............    (574,627)   (1,094,065 ) (1,241,693 )

    Net increase (decrease) in net
      assets from transactions in
      interests.........................  11,254,082     7,268,993      396,484

      Total increase (decrease) in net
        assets..........................  11,478,300     7,740,771      661,416
NET ASSETS
  BEGINNING OF PERIOD...................   4,440,085     5,422,639    4,761,223

  END OF PERIOD.........................  $15,918,385 $ 13,163,410   $5,422,639


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS FOR THE NICHOLAS-APPLEGATE INVESTMENT TRUST

                                            STRATEGIC INCOME FUND        HIGH YIELD BOND FUND
                                          --------------------------  --------------------------
                                             FOR THE                     FOR THE
                                          PERIOD ENDED     FOR THE    PERIOD ENDED     FOR THE
                                          SEPTEMBER 30,  YEAR ENDED   SEPTEMBER 30,  YEAR ENDED
                                              1997        MARCH 31,       1997        MARCH 31,
                                           (UNAUDITED)      1997       (UNAUDITED)      1997
                                          ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS
  Net investment income (deficit).......   $   132,377    $ 185,083    $   178,531    $ 251,326
  Net realized gain (loss) from security
    transactions and foreign exchange...       168,719      221,714        292,640      331,812
  Change in net unrealized appreciation
    (depreciation) of investments and
    foreign currency....................       204,146        5,764        232,528      (23,898)
                                          ------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from
      operations........................       505,242      412,561        703,699      559,240
                                          ------------------------------------------------------
TRANSACTIONS IN INTERESTS
  Contributions by partners.............       144,176    4,249,875         52,864    4,577,209
  Withdrawals by partners...............      (574,347 )   (409,887 )     (620,100 )   (475,395 )
                                          ------------------------------------------------------
    Net increase (decrease) in net
      assets from transactions in
      interests.........................      (430,171 )  3,839,988       (567,236 )  4,101,814
                                          ------------------------------------------------------
      Total increase (decrease) in net
        assets..........................        75,071    4,252,549        136,463    4,661,054
NET ASSETS
  BEGINNING OF PERIOD...................     4,252,549           --      4,661,054           --
                                          ------------------------------------------------------
  END OF PERIOD.........................  $  4,327,620   $4,252,549   $  4,797,517   $4,661,054
                                          ------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INVESTMENT TRUST
NOTES TO THE FUNDS' FINANCIAL STATEMENTS
------------------------------------------------------------------------

A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

  Nicholas-Applegate Investment Trust (the "Master Trust"), a diversified, open-end management investment company organized as a Delaware business trust, is comprised of eighteen investment vehicles (each a "Fund" and collectively the "Funds") as of September 30, 1997. Up to five Portfolios of Nicholas-Applegate Mutual Funds invest in the respective Funds of the Master Trust to achieve their investment objective.

  The investment objectives of the Funds are as follows:

  Mini Cap Growth Fund seeks to maximize long-term capital appreciation through investment primarily in equity securities of U.S. companies with market capitalizations less than $100 million.

  Emerging Growth Fund seeks to maximize long-term capital appreciation through investment primarily in equity securities of U.S. companies with less than $500 million in market capitalization.

  Core Growth Fund seeks to maximize long-term capital appreciation through investment primarily in U.S. companies, generally over $500 million in total stock market value.

  Large Cap Fund seeks to maximize long-term capital appreciation through investment primarily in equity securities of U.S. companies with larger market capitalizations whose earnings and prices are expected to grow faster than the Standard & Poor's 500 Stock Price Index.

  Value Fund seeks to maximize long-term capital appreciation through investment primarily in equity securities of U.S. companies with market capitalizations above $5 billion.

  Income & Growth Fund seeks to maximize total return through investment primarily in convertible and equity securities of U.S. companies.

  Balanced Growth Fund seeks to provide a balance of long-term capital appreciation and current income by investing approximately 60% of its total assets in equity and convertible securities of primarily U.S. companies and 40% of its total assets in debt securities, money market instruments and other short-term investments.

  Emerging Countries Fund seeks to maximize long-term capital appreciation through investment primarily in equity securities of companies in developing countries of the world.

  International Small Cap Growth Fund seeks to maximize long-term capital appreciation through investment primarily in equity securities of international companies with smaller to middle market capitalizations.

  International Core Growth Fund seeks to maximize long-term capital appreciation through investment primarily in equity securities of international companies with larger market capitalizations.

  Worldwide Growth Fund seeks to maximize long-term capital appreciation through investment primarily in growth stocks of U.S. and foreign companies.

  Global Growth and Income Fund seeks to maximum total return through long-term capital appreciation and current income by managing a blended portfolio of equity and fixed income securities.

  Fully Discretionary Fixed Income Fund seeks to maximize total return through investment primarily in investment grade fixed-income securities with an average portfolio duration between two and eight years.

  Short-Intermediate Fixed Income Fund seeks to preserve principal and liquidity and realize a relatively high level of current income through investment primarily in investment grade fixed-income securities with an average dollar-weighted portfolio maturity of two to five years.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INVESTMENT TRUST
NOTES TO THE FUNDS' FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

  Strategic Income Fund seeks to provide a high level of current income by investing primarily in convertible, lower rated and mortgage-backed debt securities.

  High Yield Bond Fund seeks to provide a higher level of income and capital growth by investing primarily in lower rated debt and convertible securities.

SECURITIES TRANSACTIONS

  Equity securities are valued at the closing sale price (for exchange-listed and NASDAQ national market system securities) or the mean between the closing bid and asked prices (if lacking any sales and for over-the-counter securities). Debt securities generally are valued at the mean between the last bid and asked prices. Securities with 60 days or less remaining to maturity are valued on an amortized cost basis which approximates market value. Securities for which market quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Master Trust's Board of Trustees.

  Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are reported on an identified cost basis. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

FOREIGN CURRENCY TRANSLATIONS

  Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate.

FEDERAL INCOME TAXES

  The Funds are treated as partnerships for federal income tax purposes. Any interest, dividends and gains or losses of a Fund will be deemed to have been "passed through" to the Portfolios.

DEFERRED ORGANIZATION COSTS

  Organization costs incurred by the Master Trust have been allocated to the various Funds based upon management's best estimate of the costs applicable to each Fund. These costs have been deferred and is amortized over a period of 60 months from the date the respective Fund commenced operations.

USE OF ESTIMATES

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

B. TRANSACTIONS WITH AFFILIATES

ADVISORY AGREEMENTS

  The investment adviser to the Master Trust is Nicholas-Applegate Capital Management ("Nicholas-Applegate"). The advisory fee is computed daily

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INVESTMENT TRUST
NOTES TO THE FUNDS' FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

based upon the following percentages of each Fund's average daily net assets:

                                     FIRST $500      NEXT $500     EXCESS OF
FUND                                   MILLION        MILLION      $1 BILLION
----------------------------------  -------------  -------------  ------------
Mini Cap Growth Fund..............        1.25%          1.25%          1.25%
Emerging Growth Fund..............        1.00%          1.00%          1.00%
Core Growth Fund..................        0.75%         0.675%          0.65%
Large Cap Growth Fund.............        0.75%          0.75%          0.75%
Value Fund........................        0.75%          0.75%          0.75%
Income & Growth Fund..............        0.75%         0.675%          0.65%
Balanced Growth Fund..............        0.75%         0.675%          0.65%
Emerging Countries Fund...........        1.25%          1.25%          1.25%
International Small Cap Growth
 Fund.............................        1.00%          0.90%          0.85%
International Core Growth Fund....        1.00%          0.90%          0.85%
Worldwide Growth Fund.............        1.00%          0.90%          0.85%
Global Growth and Income Fund.....                See Footnote 1
Fully Discretionary Fixed Income
 Fund.............................                See Footnote 1
Short-Intermediate Fixed Income
 Fund.............................                See Footnote 1
Strategic Income Fund.............        0.60%          0.60%          0.60%
High Yield Bond Fund..............        0.60%          0.60%          0.60%

-----------------
(1) The advisory fee for Fully Discretionary Fixed Income Fund is computed as follows: 0.45% of the first $500 million of the Fund's average net assets, 0.40% of the next $250 million of average net assets, and 0.35% of average net assets in excess of $750 million. The advisory fee for Short-Intermediate Fixed Income Fund is computed as follows: 0.30% of the first $250 million of the Fund's average net assets and 0.25% of average net assets in excess of $250 million. The advisory fee for Global Growth and Income Fund is computed as 0.85% of the Fund's net assets.

EXPENSE LIMITATIONS

  Nicholas-Applegate and the Master Trust have undertaken to limit the Funds' expenses to certain annual levels through March 31, 1998. In subsequent years, overall operating expenses for each Fund will not fall below the percentage limitation until the Investment Adviser has been fully reimbursed for fees foregone or expenses paid by the Investment Adviser under this agreement, as each Fund will reimburse the Investment Adviser in subsequent years when operating expenses (before reimbursement) are less than the applicable percentage limitation.

  The cumulative unreimbursed amounts paid by Nicholas-Applegate on behalf of the Funds, during the period from inception (respectively) to September 30, 1997, are as follows:

FUND
---------------------------------------------
Mini Cap Growth Fund.........................  $    45,537
Large Cap Growth Fund........................       21,466
Value Fund...................................       30,072
Balanced Growth Fund.........................      265,300
Emerging Countries Fund......................       86,226
International Small Cap Growth Fund..........      198,784
International Core Growth Fund...............        5,860
Worldwide Growth Fund........................      263,630
Global Growth and Income Fund................        2,158
Fully Discretionary Fixed Income Fund........       64,662
Short-Intermediate Fixed Income Fund.........       59,827
Strategic Income Fund........................       32,738
High Yield Bond Fund.........................       34,689

C. INVESTMENT TRANSACTIONS

  The aggregate purchases and sales of investment securities, other than short-term obligations, for the

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INVESTMENT TRUST
NOTES TO THE FUNDS' FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

six month period ended September 30, 1997, were as follows (in 000's):

FUND                               PURCHASES      SALES
--------------------------------  -----------  -----------
Mini Cap Growth Fund............  $    67,251  $    26,377
Emerging Growth Fund............      354,023      288,342
Core Growth Fund................      428,265      500,283
Large Cap Growth Fund...........        6,736        5,253
Value Fund......................       20,287        1,263
Income & Growth Fund............      158,609      115,889
Balanced Growth Fund............       37,169       37,973
Emerging Countries Fund.........      277,080      208,710
International Small Cap Growth
 Fund...........................       67,445       76,182
International Core Growth
 Fund...........................       52,815       16,126
Worldwide Growth Fund...........      110,994      106,683
Global Growth and Income Fund...       11,506        7,447
Fully Discretionary Fixed Income
 Fund...........................       27,695       28,358
Short-Intermediate Fixed Income
 Fund...........................       20,774       12,705
Strategic Income Fund...........        8,291        8,578
High Yield Bond Fund............       18,012       17,939

  At September 30, 1997, the net unrealized appreciation (depreciation) based on the cost of investments for Federal income tax purposes was as follows (in 000's):

                                                                  NET
                       TAX         GROSS          GROSS       UNREALIZED
                     COST OF     UNREALIZED    UNREALIZED    APPRECIATION
FUND               INVESTMENTS  APPRECIATION  DEPRECIATION   (DEPRECIATION)
-----------------  -----------  ------------  -------------  -------------
Mini Cap Growth
 Fund............   $  74,389    $   27,984     $     208      $  27,777
Emerging Growth
 Fund............     547,545       265,560         4,439        261,122
Core Growth
 Fund............     401,887        96,527         2,338         94,189
Large Cap Growth
 Fund............       3,191           213            37            176
Value Fund.......       7,380         1,333            38          1,295
Income & Growth
 Fund............     174,243        32,621           412         32,208
Balanced Growth
 Fund............      23,395         7,472           135          7,337
Emerging
 Countries Fund..     232,076        36,643         4,757         31,886
International
 Small Cap Growth
 Fund............      53,298        13,084         1,426         11,658
International
 Core Growth
 Fund............      41,998         4,186           246          3,940
Worldwide Growth
 Fund............     112,255        30,058           691         29,367
Global Growth &
 Income Fund.....       5,996           376            28            348
Fully
 Discretionary
 Fixed Income
 Fund............      14,218            60            75            (15)
Short-Intermediate
 Fixed Income
 Fund............      12,894            78             4             74
Strategic Income
 Fund............       3,920           220            10            210
High Yield Bond
 Fund............       4,631           214             5            209

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INVESTMENT TRUST
NOTES TO THE FUNDS' FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

D. OFF BALANCE SHEET RISKS AND DERIVATIVE INSTRUMENTS

  The Masters Trust's investment in foreign securities may entail risks due to the potential of political and economic instability in the countries where the securities are being offered. In addition, foreign exchange fluctuations could affect the value of positions held. It is the Master Trust's policy to continuously monitor its exposure to these risks.

  Some of the Funds may utilize forward foreign currency exchange contracts as part of their strategy of preserving capital. Upon entering into forward foreign currency contracts, the Funds are required to deposit with the broker an amount of cash or cash equivalents equal to the amount of the contract. The daily changes in the contract are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is sold.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INVESTMENT TRUST
NOTES TO THE FUNDS' FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------
E. SELECTED RATIO DATA

                                                                                                   RATIO OF EXPENSES
                                                                                                    TO AVERAGE NET
                                                                                                     ASSETS, AFTER
                                                                                                        EXPENSE
                                                                                                    REIMBURSEMENTS
                                                                                                     (RECOUPMENT)
---------------------------------------------------------------------------------------------------------------------
MINI CAP GROWTH (1)
  For the period ended 09/30/97*#...............................................................           1.51%
  For the year ended 03/31/97...................................................................           1.51%
  For the period ended 03/31/96*................................................................           1.50%
EMERGING GROWTH (2)
  For the period ended 09/30/97*#...............................................................           1.12%
  For the year ended 03/31/97...................................................................           1.10%
  For the year ended 03/31/96...................................................................           1.11%
  For the year ended 03/31/95...................................................................           1.12%
  For the period ended 03/31/94*................................................................           1.12%
CORE GROWTH (3)
  For the period ended 09/30/97*#...............................................................           0.89%
  For the year ended 03/31/97...................................................................           0.88%
  For the year ended 03/31/96...................................................................           0.89%
  For the year ended 03/31/95...................................................................           0.89%
  For the period ended 03/31/94*................................................................           0.92%
LARGE CAP GROWTH FUND (4)
  For the period ended 09/30/97*#...............................................................           0.95%
  For the period ended 03/31/97*................................................................           0.91%
VALUE FUND (5)
  For the period ended 09/30/97*#...............................................................           0.95%
  For the period ended 03/31/97*................................................................           0.95%
INCOME & GROWTH (3)
  For the period ended 09/30/97*#...............................................................           0.92%
  For the year ended 03/31/97...................................................................           0.95%
  For the year ended 03/31/96...................................................................           0.95%
  For the year ended 03/31/95...................................................................           0.93%
  For the period ended 03/31/94*................................................................           0.94%
BALANCED GROWTH (3)
  For the period ended 09/30/97*#...............................................................           0.95%
  For the year ended 03/31/97...................................................................           0.95%
  For the year ended 03/31/96...................................................................           0.95%
  For the year ended 03/31/95...................................................................           0.95%
  For the period ended 03/31/94*................................................................           0.94%
EMERGING COUNTRIES FUND (6)
  For the period ended 09/30/97*#...............................................................           1.60%
  For the year ended 03/31/97...................................................................           1.60%
  For the year ended 03/31/96...................................................................           1.60%
  For the period ended 03/31/95*................................................................           1.60%
INTERNATIONAL SMALL CAP GROWTH FUND (7)
  For the period ended 09/30/97*#...............................................................           1.35%
  For the year ended 03/31/97...................................................................           1.35%
  For the year ended 03/31/96...................................................................           1.35%
  For the year ended 03/31/95...................................................................           1.35%
  For the period ended 03/31/94*................................................................           1.35%
INTERNATIONAL CORE GROWTH FUND (4)
  For the period ended 09/30/97*#...............................................................           1.35%
  For the period ended 03/31/97*................................................................           1.29%
WORLDWIDE GROWTH FUND (3)
  For the period ended 09/30/97*#...............................................................           1.20%
  For the year ended 03/31/97...................................................................           1.20%
  For the year ended 03/31/96...................................................................           1.20%
  For the year ended 03/31/95...................................................................           1.20%
  For the period ended 03/31/94*................................................................           1.20%
GLOBAL GROWTH & INCOME (8)
  For the period ended 09/30/97*#...............................................................           1.20%
FULLY DISCRETIONARY FIXED INCOME (9)
  For the period ended 09/30/97*#...............................................................           0.40%
  For the year ended 03/31/97...................................................................           0.40%
  For the period ended 03/31/96*................................................................           0.45%
SHORT-INTERMEDIATE FIXED INCOME (9)
  For the period ended 09/30/97*#...............................................................           0.30%
  For the year ended 03/31/97...................................................................           0.30%
  For the period ended 03/31/96*................................................................           0.30%
STRATEGIC INCOME FUND (10)
  For the period ended 09/30/97*#...............................................................           0.70%
  For the period ended 03/31/97*................................................................           0.70%
HIGH YIELD BOND FUND (10)
  For the period ended 09/30/97*#...............................................................           0.70%
  For the period ended 03/31/97*................................................................           0.70%


                                                                                                    TO AVERAGE NET
                                                                                                    ASSETS, BEFORE
                                                                                                        EXPENSE
                                                                                                    REIMBURSEMENTS
                                                                                                     (RECOUPMENT)
------------------------------------------------------------------------------------------------
MINI CAP GROWTH (1)
  For the period ended 09/30/97*#...............................................................           1.53%
  For the year ended 03/31/97...................................................................           1.71%
  For the period ended 03/31/96*................................................................           2.02%
EMERGING GROWTH (2)
  For the period ended 09/30/97*#...............................................................           1.12%
  For the year ended 03/31/97...................................................................           1.10%
  For the year ended 03/31/96...................................................................           1.11%
  For the year ended 03/31/95...................................................................           1.11%
  For the period ended 03/31/94*................................................................           1.16%
CORE GROWTH (3)
  For the period ended 09/30/97*#...............................................................           0.89%
  For the year ended 03/31/97...................................................................           0.88%
  For the year ended 03/31/96...................................................................           0.89%
  For the year ended 03/31/95...................................................................           0.89%
  For the period ended 03/31/94*................................................................           0.92%
LARGE CAP GROWTH FUND (4)
  For the period ended 09/30/97*#...............................................................           3.04%
  For the period ended 03/31/97*................................................................           3.32%
VALUE FUND (5)
  For the period ended 09/30/97*#...............................................................           2.16%
  For the period ended 03/31/97*................................................................           2.24%
INCOME & GROWTH (3)
  For the period ended 09/30/97*#...............................................................           0.89%
  For the year ended 03/31/97...................................................................           0.92%
  For the year ended 03/31/96...................................................................           0.94%
  For the year ended 03/31/95...................................................................           0.95%
  For the period ended 03/31/94*................................................................           0.97%
BALANCED GROWTH (3)
  For the period ended 09/30/97*#...............................................................           1.10%
  For the year ended 03/31/97...................................................................           1.21%
  For the year ended 03/31/96...................................................................           1.37%
  For the year ended 03/31/95...................................................................           1.33%
  For the period ended 03/31/94*................................................................           1.37%
EMERGING COUNTRIES FUND (6)
  For the period ended 09/30/97*#...............................................................           1.58%
  For the year ended 03/31/97...................................................................           1.57%
  For the year ended 03/31/96...................................................................           2.80%
  For the period ended 03/31/95*................................................................           1.81%
INTERNATIONAL SMALL CAP GROWTH FUND (7)
  For the period ended 09/30/97*#...............................................................           1.36%
  For the year ended 03/31/97...................................................................           1.38%
  For the year ended 03/31/96...................................................................           1.98%
  For the year ended 03/31/95...................................................................           1.85%
  For the period ended 03/31/94*................................................................           2.28%
INTERNATIONAL CORE GROWTH FUND (4)
  For the period ended 09/30/97*#...............................................................           1.29%
  For the period ended 03/31/97*................................................................           2.25%
WORLDWIDE GROWTH FUND (3)
  For the period ended 09/30/97*#...............................................................           1.25%
  For the year ended 03/31/97...................................................................           1.26%
  For the year ended 03/31/96...................................................................           1.26%
  For the year ended 03/31/95...................................................................           1.30%
  For the period ended 03/31/94*................................................................           1.36%
GLOBAL GROWTH & INCOME (8)
  For the period ended 09/30/97*#...............................................................           1.43%
FULLY DISCRETIONARY FIXED INCOME (9)
  For the period ended 09/30/97*#...............................................................           1.09%
  For the year ended 03/31/97...................................................................           2.27%
  For the period ended 03/31/96*................................................................           2.69%
SHORT-INTERMEDIATE FIXED INCOME (9)
  For the period ended 09/30/97*#...............................................................           0.98%
  For the year ended 03/31/97...................................................................           1.87%
  For the period ended 03/31/96*................................................................           1.36%
STRATEGIC INCOME FUND (10)
  For the period ended 09/30/97*#...............................................................           2.28%
  For the period ended 03/31/97*................................................................           1.66%
HIGH YIELD BOND FUND (10)
  For the period ended 09/30/97*#...............................................................           2.20%
  For the period ended 03/31/97*................................................................           1.13%

                                                                                                     RATIO OF NET
                                                                                                      INVESTMENT
                                                                                                   INCOME (DEFICIT)
                                                                                                    TO AVERAGE NET
                                                                                                     ASSETS, AFTER
                                                                                                        EXPENSE
                                                                                                    REIMBURSEMENTS
                                                                                                     (RECOUPMENT)
------------------------------------------------------------------------------------------------
MINI CAP GROWTH (1)
  For the period ended 09/30/97*#...............................................................          (1.11%)
  For the year ended 03/31/97...................................................................          (1.03%)
  For the period ended 03/31/96*................................................................          (0.93%)
EMERGING GROWTH (2)
  For the period ended 09/30/97*#...............................................................          (0.59%)
  For the year ended 03/31/97...................................................................          (0.64%)
  For the year ended 03/31/96...................................................................          (0.57%)
  For the year ended 03/31/95...................................................................          (0.53%)
  For the period ended 03/31/94*................................................................          (0.80%)
CORE GROWTH (3)
  For the period ended 09/30/97*#...............................................................          (0.12%)
  For the year ended 03/31/97...................................................................          (0.33%)
  For the year ended 03/31/96...................................................................          (0.22%)
  For the year ended 03/31/95...................................................................           0.05%
  For the period ended 03/31/94*................................................................          (0.03%)
LARGE CAP GROWTH FUND (4)
  For the period ended 09/30/97*#...............................................................          (0.15%)
  For the period ended 03/31/97*................................................................          (0.00%)
VALUE FUND (5)
  For the period ended 09/30/97*#...............................................................           1.40%
  For the period ended 03/31/97*................................................................           1.70%
INCOME & GROWTH (3)
  For the period ended 09/30/97*#...............................................................           3.25%
  For the year ended 03/31/97...................................................................           3.49%
  For the year ended 03/31/96...................................................................           3.94%
  For the year ended 03/31/95...................................................................           4.37%
  For the period ended 03/31/94*................................................................           3.51%
BALANCED GROWTH (3)
  For the period ended 09/30/97*#...............................................................           1.92%
  For the year ended 03/31/97...................................................................           2.53%
  For the year ended 03/31/96...................................................................           2.83%
  For the year ended 03/31/95...................................................................           2.13%
  For the period ended 03/31/94*................................................................           1.93%
EMERGING COUNTRIES FUND (6)
  For the period ended 09/30/97*#...............................................................           0.62%
  For the year ended 03/31/97...................................................................          (0.47%)
  For the year ended 03/31/96...................................................................           0.30%
  For the period ended 03/31/95*................................................................           1.73%
INTERNATIONAL SMALL CAP GROWTH FUND (7)
  For the period ended 09/30/97*#...............................................................          (0.16%)
  For the year ended 03/31/97...................................................................          (0.34%)
  For the year ended 03/31/96...................................................................           0.39%
  For the year ended 03/31/95...................................................................           0.24%
  For the period ended 03/31/94*................................................................           0.41%
INTERNATIONAL CORE GROWTH FUND (4)
  For the period ended 09/30/97*#...............................................................           0.28%
  For the period ended 03/31/97*................................................................           0.48%
WORLDWIDE GROWTH FUND (3)
  For the period ended 09/30/97*#...............................................................           0.29%
  For the year ended 03/31/97...................................................................          (0.27%)
  For the year ended 03/31/96...................................................................           0.31%
  For the year ended 03/31/95...................................................................           0.24%
  For the period ended 03/31/94*................................................................           0.01%
GLOBAL GROWTH & INCOME (8)
  For the period ended 09/30/97*#...............................................................           2.88%
FULLY DISCRETIONARY FIXED INCOME (9)
  For the period ended 09/30/97*#...............................................................           6.41%
  For the year ended 03/31/97...................................................................           6.17%
  For the period ended 03/31/96*................................................................           6.44%
SHORT-INTERMEDIATE FIXED INCOME (9)
  For the period ended 09/30/97*#...............................................................           6.74%
  For the year ended 03/31/97...................................................................           6.23%
  For the period ended 03/31/96*................................................................           5.85%
STRATEGIC INCOME FUND (10)
  For the period ended 09/30/97*#...............................................................           6.39%
  For the period ended 03/31/97*................................................................           7.02%
HIGH YIELD BOND FUND (10)
  For the period ended 09/30/97*#...............................................................           7.73%
  For the period ended 03/31/97*................................................................           8.55%

                                                                                                     RATIO OF NET
                                                                                                      INVESTMENT
                                                                                                   INCOME (DEFICIT)
                                                                                                    TO AVERAGE NET
                                                                                                    ASSETS, BEFORE
                                                                                                        EXPENSE        PORTFOLIO
                                                                                                    REIMBURSEMENTS      TURNOVER
                                                                                                     (RECOUPMENT)         RATE
------------------------------------------------------------------------------------------------
MINI CAP GROWTH (1)
  For the period ended 09/30/97*#...............................................................          (1.13%)          46.43%
  For the year ended 03/31/97...................................................................          (1.22%)         164.01%
  For the period ended 03/31/96*................................................................          (1.44%)         106.99%
EMERGING GROWTH (2)
  For the period ended 09/30/97*#...............................................................          (0.59%)          46.99%
  For the year ended 03/31/97...................................................................          (0.64%)         112.90%
  For the year ended 03/31/96...................................................................          (0.57%)         129.59%
  For the year ended 03/31/95...................................................................          (0.52%)         100.46%
  For the period ended 03/31/94*................................................................          (0.84%)          50.51%
CORE GROWTH (3)
  For the period ended 09/30/97*#...............................................................          (0.12%)          99.41%
  For the year ended 03/31/97...................................................................          (0.33%)         153.20%
  For the year ended 03/31/96...................................................................          (0.22%)         114.48%
  For the year ended 03/31/95...................................................................           0.05%           98.09%
  For the period ended 03/31/94*................................................................          (0.03%)          84.84%
LARGE CAP GROWTH FUND (4)
  For the period ended 09/30/97*#...............................................................          (2.24%)         269.87%
  For the period ended 03/31/97*................................................................          (2.41%)         320.73%
VALUE FUND (5)
  For the period ended 09/30/97*#...............................................................           0.19%           24.78%
  For the period ended 03/31/97*................................................................           0.41%          139.27%
INCOME & GROWTH (3)
  For the period ended 09/30/97*#...............................................................           3.28%           76.54%
  For the year ended 03/31/97...................................................................           3.52%          166.84%
  For the year ended 03/31/96...................................................................           3.94%          144.97%
  For the year ended 03/31/95...................................................................           4.35%          125.51%
  For the period ended 03/31/94*................................................................           3.48%          177.52%
BALANCED GROWTH (3)
  For the period ended 09/30/97*#...............................................................           1.77%          136.75%
  For the year ended 03/31/97...................................................................           2.27%          212.95%
  For the year ended 03/31/96...................................................................           2.37%          197.19%
  For the year ended 03/31/95...................................................................           1.75%          110.40%
  For the period ended 03/31/94*................................................................           1.50%           85.43%
EMERGING COUNTRIES FUND (6)
  For the period ended 09/30/97*#...............................................................           0.65%          119.86%
  For the year ended 03/31/97...................................................................          (0.44%)         176.20%
  For the year ended 03/31/96...................................................................          (0.90%)         118.21%
  For the period ended 03/31/95*................................................................           1.52%           60.79%
INTERNATIONAL SMALL CAP GROWTH FUND (7)
  For the period ended 09/30/97*#...............................................................          (0.17%)         103.72%
  For the year ended 03/31/97...................................................................          (0.37%)         206.07%
  For the year ended 03/31/96...................................................................          (0.24%)         141.02%
  For the year ended 03/31/95...................................................................          (0.26%)          74.85%
  For the period ended 03/31/94*................................................................          (0.52%)          23.71%
INTERNATIONAL CORE GROWTH FUND (4)
  For the period ended 09/30/97*#...............................................................           0.34%           89.81%
  For the period ended 03/31/97*................................................................          (0.47%)          75.53%
WORLDWIDE GROWTH FUND (3)
  For the period ended 09/30/97*#...............................................................           0.24%           90.09%
  For the year ended 03/31/97...................................................................          (0.33%)         181.81%
  For the year ended 03/31/96...................................................................           0.25%          132.20%
  For the year ended 03/31/95...................................................................           0.14%           98.54%
  For the period ended 03/31/94*................................................................          (0.15%)          95.09%
GLOBAL GROWTH & INCOME (8)
  For the period ended 09/30/97*#...............................................................           2.66%          169.40%
FULLY DISCRETIONARY FIXED INCOME (9)
  For the period ended 09/30/97*#...............................................................           5.72%          220.55%
  For the year ended 03/31/97...................................................................           4.30%          190.41%
  For the period ended 03/31/96*................................................................           4.12%           60.06%
SHORT-INTERMEDIATE FIXED INCOME (9)
  For the period ended 09/30/97*#...............................................................           6.06%          123.64%
  For the year ended 03/31/97...................................................................           4.66%          132.30%
  For the period ended 03/31/96*................................................................           4.77%          114.38%
STRATEGIC INCOME FUND (10)
  For the period ended 09/30/97*#...............................................................           4.81%          205.35%
  For the period ended 03/31/97*................................................................           6.07%          211.63%
HIGH YIELD BOND FUND (10)
  For the period ended 09/30/97*#...............................................................           6.23%          403.81%
  For the period ended 03/31/97*................................................................           7.90%          465.36%


                                                                                                     BROKER
                                                                                                   COMMISSIONS
                                                                                                    PER SHARE
------------------------------------------------------------------------------------------------
MINI CAP GROWTH (1)
  For the period ended 09/30/97*#...............................................................    $  0.0504
  For the year ended 03/31/97...................................................................    $  0.0455
  For the period ended 03/31/96*................................................................    $  0.0529
EMERGING GROWTH (2)
  For the period ended 09/30/97*#...............................................................    $  0.0531
  For the year ended 03/31/97...................................................................    $  0.0520
  For the year ended 03/31/96...................................................................    $  0.0523
  For the year ended 03/31/95...................................................................           --
  For the period ended 03/31/94*................................................................           --
CORE GROWTH (3)
  For the period ended 09/30/97*#...............................................................    $  0.0581
  For the year ended 03/31/97...................................................................    $  0.0582
  For the year ended 03/31/96...................................................................    $  0.0593
  For the year ended 03/31/95...................................................................           --
  For the period ended 03/31/94*................................................................           --
LARGE CAP GROWTH FUND (4)
  For the period ended 09/30/97*#...............................................................    $  0.0599
  For the period ended 03/31/97*................................................................    $  0.0594
VALUE FUND (5)
  For the period ended 09/30/97*#...............................................................    $  0.0600
  For the period ended 03/31/97*................................................................    $  0.0589
INCOME & GROWTH (3)
  For the period ended 09/30/97*#...............................................................    $  0.0599
  For the year ended 03/31/97...................................................................    $  0.0154
  For the year ended 03/31/96...................................................................    $  0.0597
  For the year ended 03/31/95...................................................................           --
  For the period ended 03/31/94*................................................................           --
BALANCED GROWTH (3)
  For the period ended 09/30/97*#...............................................................    $  0.0600
  For the year ended 03/31/97...................................................................    $  0.0586
  For the year ended 03/31/96...................................................................    $  0.0594
  For the year ended 03/31/95...................................................................           --
  For the period ended 03/31/94*................................................................           --
EMERGING COUNTRIES FUND (6)
  For the period ended 09/30/97*#...............................................................    $  0.0022
  For the year ended 03/31/97...................................................................    $  0.0021
  For the year ended 03/31/96...................................................................    $  0.0022
  For the period ended 03/31/95*................................................................           --
INTERNATIONAL SMALL CAP GROWTH FUND (7)
  For the period ended 09/30/97*#...............................................................    $  0.0091
  For the year ended 03/31/97...................................................................    $  0.0098
  For the year ended 03/31/96...................................................................    $  0.0128
  For the year ended 03/31/95...................................................................           --
  For the period ended 03/31/94*................................................................           --
INTERNATIONAL CORE GROWTH FUND (4)
  For the period ended 09/30/97*#...............................................................    $  0.0111
  For the period ended 03/31/97*................................................................    $  0.0106
WORLDWIDE GROWTH FUND (3)
  For the period ended 09/30/97*#...............................................................    $  0.0111
  For the year ended 03/31/97...................................................................    $  0.0078
  For the year ended 03/31/96...................................................................    $  0.0187
  For the year ended 03/31/95...................................................................           --
  For the period ended 03/31/94*................................................................           --
GLOBAL GROWTH & INCOME (8)
  For the period ended 09/30/97*#...............................................................    $  0.1056
FULLY DISCRETIONARY FIXED INCOME (9)
  For the period ended 09/30/97*#...............................................................           --
  For the year ended 03/31/97...................................................................           --
  For the period ended 03/31/96*................................................................           --
SHORT-INTERMEDIATE FIXED INCOME (9)
  For the period ended 09/30/97*#...............................................................           --
  For the year ended 03/31/97...................................................................           --
  For the period ended 03/31/96*................................................................           --
STRATEGIC INCOME FUND (10)
  For the period ended 09/30/97*#...............................................................    $  0.0267
  For the period ended 03/31/97*................................................................    $  0.0600
HIGH YIELD BOND FUND (10)
  For the period ended 09/30/97*#...............................................................    $  0.0500
  For the period ended 03/31/97*................................................................    $  0.0200

------------------------

       (1) Commenced operations on July 12, 1995.
       (2) Commenced operations on October 1, 1993.
       (3) Commenced operations on April 19, 1993.
       (4) Commenced operations on December 27, 1996.
       (5) Commenced operations on April 30, 1996.
       (6) Commenced operations on November 28, 1994.
       (7) Commenced operations on December 31, 1993.
       (8) Commenced operations on June 30, 1997.
       (9) Commenced operations on August 31, 1995.
      (10) Commenced operations on July 31, 1996.
         * Annualized
         # Unaudited

--------------------------------------------------------------------------------

                 TRUSTEES OF NICHOLAS-APPLEGATE MUTUAL FUNDS
                 -------------------------------------------

                         Fred C. Applegate, CHAIRMAN

                            Dr. Arthur B. Laffer

                              Charles E. Young


                                   OFFICERS
                                   --------

                           John D. Wylie, PRESIDENT

                       Peter J. Johnson, VICE PRESIDENT

                          Thomas Pindelski, TREASURER

                        E. Blake Moore, Jr., SECRETARY


               TRUSTEES OF NICHOLAS-APPLEGATE INVESTMENT TRUST
               -----------------------------------------------

                         Arthur E. Nicholas, CHAIRMAN

                               Dann V. Angeloff

                                Walter A. Auch

                              Theodore J. Coburn

                              Darlene T. DeRemer

                               George F. Keane


                              INVESTMENT MANAGER
                              ------------------

                    Nicholas-Applegate Capital Management


                                 DISTRIBUTOR
                                 -----------

                        Nicholas-Applegate Securities


                                  CUSTODIAN
                                  ---------

                                  PNC Bank


                                TRANSFER AGENT
                                --------------

                      State Street Bank & Trust Company

NICHOLAS-APPLEGATE-Registered Trademark-

MUTUAL FUNDS


600 West Broadway

San Diego, California 92101

800-551-8643

Nicholas-Applegate Securities, Distributor

www.nacm.com